As filed with the U.S. Securities and Exchange Commission on December 19, 2008

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

  Pre-Effective Amendment No.
Post-Effective Amendment No.
JPMorgan Insurance Trust

(Exact Name of Registrant as Specified in Charter)

1111 Polaris Parkway
Columbus, Ohio 43240

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, NY 10167

(Name and Address of Agent for Service)

With copies to: Elizabth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on January 17, 2009 pursuant to Rule 488 under the Securities Act of 1933.

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio

1111 Polaris Parkway
Columbus, Ohio 43240

(each a “JPMorgan Insurance Portfolio” and, collectively, the
“JPMorgan Insurance Portfolios” or the “Acquiring Portfolios”)

J.P. MORGAN SERIES TRUST II
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio

245 Park Avenue
New York, New York 10167

(each a “Series Trust II Portfolio” and, collectively, the “Series Trust II Portfolios”)

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Government Bond Portfolio

1111 Polaris Parkway
Columbus, Ohio 43240

(the “Government Bond Portfolio” and, collectively with the
Series Trust II Portfolios, the “Acquired Portfolios”)

Combined Special Meeting of Shareholders to be held April 1, 2009

Dear Owner of a Variable Annuity Contract or Variable Life Insurance Policy:

Our records indicate that you are the owner of a variable annuity contract and/or variable life insurance policy (“variable contracts”) and that you have selected as an investment option within that variable contract one or more of the Acquired Portfolios (“Your Portfolio”). As such, you are entitled to give the insurance company issuing your variable contract voting instructions regarding an important matter to be voted upon at an upcoming meeting of shareholders of Your Portfolio. Specifically, the Board of Trustees of the Series Trust II Portfolios and the Board of Trustees of the Government Bond Portfolio called a special meeting of shareholders of Your Portfolio scheduled for Wednesday, April 1, 2009, at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”), 245 Park Avenue, New York, New York 10167, at 9:00 a.m., Eastern time. Your Portfolio’s special meeting is referred to as the “Meeting.” The purpose of the Meeting is to seek shareholder approval for a number of portfolio reorganizations (each, a “Reorganization” and, collectively, the “Reorganizations”), including the Reorganization of Your Portfolio.

Steps to integrate to the greatest extent possible the operations of the Series Trust II Portfolios and the Government Bond Portfolio with the JPMorgan Insurance Portfolios have been actively considered over the course of several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping and duplicative product offerings. At meetings held in September and November 2008, JPMIM made proposals to the Board of Trustees of J.P. Morgan Series Trust II, and at a meeting held in November 2008, JPMIM and JPMorgan Investment Advisors Inc. (“JPMIA”) made proposals to the Board of Trustees of JPMorgan Insurance Trust in order to seek to achieve these goals.

On November 10, 2008, the Board of Trustees of the Series Trust II Portfolios, and on November 12, 2008, the Board of Trustees of the Government Bond Portfolio and the JPMorgan Insurance Portfolios (each, a “Board”), each approved a series of initiatives that are designed to: (1) streamline the operations and product offerings of the Acquired and Acquiring Portfolios; and (2) take advantage of potential economies of scale that may result.

The Reorganizations of the Series Trust II Portfolios with the JPMorgan Insurance Portfolios will lead to, if approved, among other things, (1) the adoption of a common fee structure; (2) the elimination of duplicative portfolios; and (3) all funding vehicles for variable products being offered under the same legal entity.

The Reorganization of the Government Bond Portfolio with the JPMorgan Insurance Trust Core Bond Portfolio will, if approved, lead to, among other things, (1) potential additional economies of scale, (2) a more diversified portfolio for the Government Bond Portfolio shareholders, and (3) the streamlining of product offerings by the JPMorgan Insurance Portfolios.

JPMIM and JPMIA and the Portfolios’ administrator have contractually agreed to waive or reduce their fees or reimburse the expenses of the Acquiring Portfolios as needed in order to ensure that the net expense level for the Class 1 shares of the Acquiring Portfolios following the Reorganizations is at least equal to the contractual net expense level currently in effect for the Acquired Portfolios, if not lower. These contractual fee waivers and/or reimbursements will stay in effect until April 30, 2010.

A number of critical steps to implement these initiatives require shareholder approval. The attached Proxy Statement/Prospectus seeks shareholder approval of the following proposals that will be considered at the Meeting:

1. To approve a proposed Agreement and Plan of Reorganization for Your Portfolio (“Reorganization Agreement”), pursuant to which Your Portfolio will transfer all of its assets and liabilities to the corresponding series of the JPMorgan Insurance

Portfolio listed opposite Your Portfolio’s name in the following chart in exchange for shares of the corresponding Portfolio:

Acquired Portfolio	Corresponding JPMorgan Insurance Portfolio
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio (to be renamed JPMorgan Insurance Trust Mid Cap Value Portfolio if the Reorganization is approved)
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio (to be renamed JPMorgan Insurance Trust Small Cap Core Portfolio if the Reorganization is approved)
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio (to be renamed JPMorgan Insurance Trust U.S. Equity Portfolio if the Reorganization is approved)
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

If the Reorganization pertaining to Your Portfolio is approved by shareholders, through your variable contract you will have an interest in the corresponding Acquiring Portfolio on the date the Reorganization occurs. No sales charges or redemption fees will be imposed as a result of the Reorganization. The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes.

If the relevant Reorganization is not approved by shareholders, then each Portfolio for which the Reorganization is not approved will remain in existence and continue within its current trust and the Board of Trustees of that Portfolio will consider what, if any, additional steps to take.

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board of the J.P. Morgan Series Trust II recommends that shareholders of the Series Trust II Portfolios vote “FOR” the proposal, and the Board of the JPMorgan Insurance Trust recommends that shareholders of the Government Bond Portfolio vote “FOR” the proposal.

The Acquired Portfolios are available exclusively as funding vehicles for variable contracts offered by the separate accounts (or sub-accounts thereof) (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”). Individual variable contract owners or participants (“variable contract owners”) are not the “shareholders” of the Acquired Portfolios. Rather, the Participating Insurance Companies and their Separate Accounts are the shareholders of the Acquired Portfolios. In accordance with certain interpretations by the staff of the Securities and Exchange Commission (the “SEC”) with respect to voting requirements of investment companies funding variable contracts, each Participating Insurance Company will offer to variable contract owners that have allocated their variable contract values to the Acquired Portfolios (“Affected Contract Owners”) the opportunity to instruct the Participating Insurance Company as to how it should vote the Acquired Portfolio shares held by the Separate Accounts with respect to the proposals to be considered at the Meeting. This letter and the accompanying Notice, Proxy Statement, and voting instructions card are, therefore, being furnished to Affected Contract Owners entitled to provide voting instructions with regard to the proposals being considered at the Meeting.

We strongly invite your participation by asking you to review these materials and complete and return your voting instructions card as soon as possible.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us regardless of the number of shares held by your account. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by and no later than the time of the Meeting on April 1, 2009. You may cast your vote by completing, signing, and returning the enclosed voting instructions card by mail in the envelope provided. If you have any questions, before you vote, please call [____________] (Government Bond Portfolio variable contract holders) or [_____________] (Series Trust II Portfolio variable contract holders).

In addition to voting by mail, you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet
(1) Read the Proxy Statement/Prospectus and have your voting instructions card at hand.	(1) Read the Proxy Statement/Prospectus and have your voting instructions card at hand.
(2) Call the 1-800 number that appears on your voting instructions card.	(2) Go to the website on your voting instructions card.
(3) Enter the control number set forth on the voting instructions card and follow the simple instructions.	(3) Enter the control number set forth on the voting instructions card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed voting instructions card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. However, JPMIM, JPMIA and the Portfolios’ administrator will waive or reduce their fees or reimburse the Portfolios to the extent the Portfolios incur proxy solicitation costs.

NOTE: You may receive more than one proxy package if you hold shares in more than one account or in more than one Acquired Portfolio.

Please be sure to vote each account or Portfolio by using one of the methods described on the voting instructions cards or by signing and dating each card and enclosing it in the postage-paid envelope provided for each card.

Sincerely,

George C. W. Gatch
President
JPMorgan Insurance Trust and J.P. Morgan Series Trust II

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio

1111 Polaris Parkway
Columbus, Ohio 43240

(each a “JPMorgan Insurance Portfolio” and, collectively, the
“JPMorgan Insurance Portfolios” or the “Acquiring Portfolios”)

J.P. MORGAN SERIES TRUST II
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio

245 Park Avenue
New York, New York 10167

(each a “Series Trust II Portfolio” and, collectively, the “Series Trust II Portfolios”)

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Government Bond Portfolio

1111 Polaris Parkway
Columbus, Ohio 43240

(the “Government Bond Portfolio” and, collectively with the
Series Trust II Portfolios, the “Acquired Portfolios”)

NOTICE OF COMBINED SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 1, 2009

To the owners of variable annuity contracts and variable life insurance policies (“variable contracts”) offered by the separate accounts (or sub-accounts thereof) (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”):

NOTICE IS HEREBY GIVEN that a Combined Special Meeting of shareholders of the Series Trust II Portfolios and the Government Bond Portfolio will be held at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”), 245 Park Avenue, New York, New York 10167, on April 1, 2009 at 9:00 a.m., Eastern time (the “Meeting”), for the following purposes:

1. To approve Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and assumptions of all of the liabilities of an Acquired Portfolio in exchange for shares of the corresponding JPMorgan Insurance Portfolio opposite its name in the following chart (each a “Reorganization” and, collectively, the “Reorganizations”) and (ii) the subsequent liquidation of the Acquired Portfolio; and

Acquired Portfolio	Corresponding JPMorgan Insurance Portfolio
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

2. To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Acquired Portfolios are available exclusively as funding vehicles for variable contracts offered by the Separate Accounts of Participating Insurance Companies. Individual variable contract owners or participants are not the “shareholders” of the Acquired Portfolios. Rather, the Participating Insurance Companies and their Separate Accounts are the shareholders of the Acquired Portfolios. In accordance with certain interpretations by the staff of the SEC with respect to voting requirements of investment companies funding variable contracts, each Participating Insurance Company will offer to variable contract owners or participants that have allocated their variable contract values to the Acquired Portfolios (“Affected Contract Owners”) the opportunity to instruct the Participating Insurance Company as to how it should vote the Acquired Portfolio shares held by the Separate Accounts with respect to the proposals to be considered at the Meeting.

As a variable contract owner of record at the close of business on Thursday, January 8, 2009 (“Record Date”), you have the right to instruct your Participating Insurance Company as to the manner in which the Acquired Portfolio shares attributable to your variable contract should be voted.

Whether or not you plan to attend the Meeting in person, please vote. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet
(1) Read the Proxy Statement/Prospectus and have your voting instructions card at hand.	(1) Read the Proxy Statement/Prospectus and have your voting instructions card at hand.
(2) Call the 1-800 number that appears on your voting instructions card.	(2) Go to the website on your voting instructions card.
(3) Enter the control number set forth on the voting instructions card and follow the simple instructions.	(3) Enter the control number set forth on the voting instructions card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet using the control number that appears on your enclosed voting instructions card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

By Order of the Boards of Trustees of JPMorgan Insurance Trust and J.P. Morgan Series Trust II,

Frank J. Nasta	Jessica K. Ditullio

Secretary	Secretary
JPMorgan Insurance Trust	J.P. Morgan Series Trust II

[January   , 2009]

PROXY STATEMENT/PROSPECTUS

[January   , 2009]

PROXY STATEMENT FOR:

J.P. MORGAN SERIES TRUST II
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio

245 Park Avenue
New York, New York 10167
(800) 480-4111

(each a “Series Trust II Portfolio” and, collectively, the “Series Trust II Portfolios”)

and

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Government Bond Portfolio

1111 Polaris Parkway
Columbus, Ohio 43240
(800) 480-4111

(the “Government Bond Portfolio” and, collectively with the
Series Trust II Portfolios, the “Acquired Portfolios”)

PROSPECTUS FOR:

JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio

1111 Polaris Parkway
Columbus, Ohio 43240
(800) 480-4111

(each a “JPMorgan Insurance Portfolio” and, collectively, the
“JPMorgan Insurance Portfolios” or the “Acquiring Portfolios”)

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished on or about January   , 2009 in connection with the solicitation of proxy cards and voting instructions cards by the Boards of Trustees (each a “Board”) of J.P. Morgan Series Trust II and the JPMorgan Insurance Trust for a

i

Combined Special Meeting of shareholders of JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, and JPMorgan U.S. Large Cap Core Equity Portfolio, each a series of J. P. Morgan Series Trust II, and Government Bond Portfolio, a series of the JPMorgan Insurance Trust (the “Meeting”). The Meeting will be held on Wednesday, April 1, 2009, at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”), 245 Park Avenue, New York, New York 10167.

At the Meeting, shareholders will be asked to consider and act upon the following proposals:

1. To approve Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and assumption of all of the liabilities of an Acquired Portfolio in exchange for shares of the corresponding Acquiring Portfolio opposite its name in the following chart (each a “Reorganization” and collectively, the “Reorganizations”), and (ii) the subsequent liquidation of each Acquired Portfolio;

Acquired Portfolio	Corresponding JPMorgan Insurance Portfolio
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

and

2. To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of an Acquired Portfolio in exchange for shares of the corresponding Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Acquired Portfolio. Each Acquired Portfolio would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Portfolio to which each such shareholder is entitled in the liquidation of the Acquired Portfolio.

Under each proposed Reorganization Agreement, each shareholder of an Acquired Portfolio would be entitled to receive shares of the corresponding Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio held by that shareholder as of 4:00 p.m. Eastern time on the closing day of the Reorganization. Shareholders of the Acquired Portfolios that will be performance and accounting survivors (JPMorgan International Equity Portfolio, the JPMorgan Mid Cap Value Portfolio and the JPMorgan Small Company Portfolio) may experience a stock split or reverse stock split at the time of Reorganization in order to align the net asset value of the Acquired Portfolio with that of the Acquiring Portfolio. You are being asked to approve a Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Acquired Portfolios are being asked to approve a transaction that will result in their holding shares of the Acquiring Portfolios, which are series of the JPMorgan Insurance Trust, this Proxy Statement also serves as a Prospectus for the Acquiring Portfolios.

Share classes of the Acquired Portfolios. Each of the Series Trust II Portfolios and the Government Bond Portfolio offers only one class of shares. The shares of the Series Trust II Portfolios are undesignated; the shares of the Government Bond Portfolio are designated as Class 1 shares.

Effects on share classes of proposed Reorganization. If a Reorganization is approved by shareholders of an Acquired Portfolio, holders of shares in the Acquired Portfolio will receive Class 1 shares of the corresponding Acquiring Portfolio.

The Acquired Portfolios are available exclusively as funding vehicles for variable contracts offered by the separate accounts (or sub-accounts thereof) (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”). Individual variable contract owners or participants are not the “shareholders” of the Acquired Portfolios. Rather, the Participating Insurance Companies and their Separate Accounts are the shareholders of the Acquired Portfolios. In accordance with certain interpretations by the staff of the SEC with respect to voting requirements of investment companies funding variable contracts, each Participating Insurance Company will offer to variable contract owners or participants that have allocated their variable contract values to the Acquired Portfolios (“Affected Contract Owners”) the opportunity to instruct the Participating Insurance Company as to how it should vote the Acquired Portfolio shares held by the Separate Accounts with respect to the proposals to be considered at the Meeting. In the event the Participating Insurance Company does not receive instructions from all Affected Contract Owners, the Participating Insurance Company will vote those shares for which no instructions have been received in the same proportion as shares for which instructions have been received (i.e., “echo vote”). Additionally, the Participating Insurance Company will vote any shares it holds directly in its own general account in the same proportion as shares for which instructions have been received from Affected Contract Owners.

The Reorganizations are being structured as federal tax-free reorganizations. See “INFORMATION ABOUT THE REORGANIZATIONS — Federal Income Tax Consequences.” Affected Contract Owners and shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

The Series Trust II Portfolios and the Government Bond Portfolio are each series of open-end management investment companies. Most of the Acquired Portfolios have similar or identical investment objectives, as well as similar investment strategies, compared to their corresponding Acquiring Portfolios. There are some differences, however, and these are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Acquiring Portfolios that a prospective investor should know before investing. A Statement of Additional Information (“SAI”) dated January __, 2009 relating to this Proxy Statement/Prospectus and the Reorganizations is incorporated by reference into this Proxy Statement/Prospectus. You may receive a copy of the SAI relating to this Proxy Statement/Prospectus without charge by contacting the JPMorgan Insurance Portfolios at (800) 480-4111, or by writing to the JPMorgan Insurance Portfolios at JPMorgan Funds Services, PO Box 8528, Boston, MA 02266-8528.

For more information regarding the Series Trust II Portfolios, see their prospectuses and SAI, as amended, each dated May 1, 2008, which have been filed with the SEC and which are incorporated herein by reference. For more information regarding the Government Bond Portfolio, see the prospectus and SAI, as amended, dated May 1, 2008, which has been filed with the SEC and is incorporated herein by reference. Each annual report and semi-annual report for the Acquired Portfolios dated as of December 31, 2007 and June 30, 2008, respectively, highlights certain important information, such as investment results and financial information, and they have been filed with the SEC and are incorporated herein by reference. You may receive a copy of the prospectuses, SAI, annual reports and semi-annual reports of the Series Trust II Portfolios and Government Bond Portfolio without charge by calling (800) 480-4111, by writing JPMorgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or by visiting the JPMorgan Funds website at www.jpmorganfunds.com.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about each of the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549.

Accompanying this Proxy Statement/Prospectus as Appendix B and Appendix C are copies of the form of Reorganization Agreement pertaining to each transaction.

AN INVESTMENT IN AN ACQUIRED PORTFOLIO IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE PORTFOLIOS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

v

Page
VOTING INFORMATION	62
Proxy Solicitation	63
Quorum	64
Vote Required	64
Adjournments	64
Effect of Abstentions and Broker “Non-Votes”	65
Record Date, Outstanding Shares and Interests of Certain Persons	65
LEGAL MATTERS	67
APPENDIX A — Legal Proceedings	A-1
APPENDIX B — Form of Reorganization Agreement Among J.P. Morgan Series Trust II Portfolios and JPMorgan Insurance Trust Portfolios	B-1
APPENDIX C — Form of Reorganization Agreement Between JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Insurance Trust Core Bond Portfolio	C-1
APPENDIX D — How to Do Business with the JPMorgan Insurance Trust Portfolios	D-1
APPENDIX E — Comparison of Investment Objectives, Main Investment Strategies and Investment Restrictions, Information Regarding Portfolio Managers and Acquiring Portfolios’ Investment Processes	E-1
APPENDIX F — Financial Highlights	F-1
APPENDIX G — Similarities and Differences in the Forms of Organization of J.P. Morgan Series Trust II and JPMorgan Insurance Trust	G-1

PROPOSAL

APPROVAL OF THE AGREEMENTS AND PLANS
OF REORGANIZATION

Q.  How will a Reorganization affect me?

A.  Under the terms of each Reorganization, the assets of an Acquired Portfolio will be combined with those of the corresponding Acquiring Portfolio and you will become a contract owner in a Separate Account that will be a shareholder of the Acquiring Portfolio. Separate Accounts as shareholders of the Acquired Portfolios that will be performance and accounting survivors may experience a stock split or reverse stock split at the time of Reorganization in order to align the net asset value of the Acquired Portfolio with that of the Acquiring Portfolio. Following the Reorganization, the Separate Account of which you are a contract owner will receive Class 1 shares of the corresponding Acquiring Portfolio that are equal in aggregate net asset value to the shares of the Acquired Portfolio held immediately prior to the closing of a Reorganization.

Q.  Why is each Reorganization being recommended?

A.  Each Acquired Portfolio is broadly similar to one of the Acquiring Portfolios in terms of its investment objectives and restrictions, within the variable insurance market. This overlap of product offerings within the variable insurance market has, in the opinion of JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), created confusion from a distribution perspective among intermediaries and insurance product providers. The proposed Reorganizations would eliminate the redundancies in the product offerings among the Acquired and Acquiring Portfolios.

In addition to eliminating the duplicative product offerings, the proposed Reorganizations are expected to benefit shareholders by creating efficiencies and spreading fixed costs over a larger asset base, resulting in lower net expense ratios in all but two of the proposed Reorganizations. Through the use of expense caps, the Acquiring Portfolios’ net expense ratios will be equal to or lower than those currently in place for the Acquired Portfolios. In addition, having one consolidated trust that offers a broader range of products with assets under management of approximately $1 billion will provide insurance providers with a clearer, concise product offering.

See below for a discussion regarding any impact on the fees that you will pay.

Q.  How will the Reorganizations affect the fees to be paid by the Acquiring Portfolios, and how do they compare to the fees payable by the Series Trust II Portfolios and the Government Bond Portfolio?

The Acquiring Portfolios will not experience any contractual fee changes, and the net expense ratios after the proposed expense caps for the Acquiring Portfolios will be the same or lower than those of the Series Trust II Portfolios after the Reorganizations.

In addition, management has committed to waiving its fees or reimbursing the Acquiring Portfolios in order to maintain the net expense ratios of the Acquiring Portfolios at the same or lower level until April 30, 2010.

The Series Trust II Portfolios have a different fee structure than the JPMorgan Insurance Portfolios. The Series Trust II Portfolios currently have two fees that comprise their expense ratios: an advisory fee and an administration fee. The Administrator, JPMorgan Funds Management, Inc., is responsible for certain usual and customary expenses incurred by each Series Trust II Portfolio (including, but not limited to, fees and expenses of the custodian and fund accountant, professional and transfer agent fees, printing and postage, and expenses of the Trustees) and pays these expenses from its fee. If the amount of these expenses exceeds the amount of the administration fee, then the Administrator will reimburse the Series Trust II Portfolios for these expenses.

The JPMorgan Insurance Portfolios, similar to other JPMorgan Funds offered to public investors, have an unbundled fee structure. This structure includes an advisory and administration fee; however, the usual and customary expenses of a JPMorgan Insurance Portfolio are incurred directly by the Portfolio and not by the Administrator.

The advisory fees for three of the JPMorgan Insurance Portfolios, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Equity Portfolio and JPMorgan Insurance Trust Diversified Equity Portfolio, are higher than those of the corresponding Series Trust II Portfolio.

Although there are differences in advisory and administration fees, the net expense ratios after the proposed expense caps, post Reorganization, will be the same or lower than those currently in place for Series Trust II Portfolio variable contract holders. In addition, the net expense ratios after the proposed expense caps of the JPMorgan Insurance Trust Core Bond Portfolio, post Reorganization, will be the same as those currently in place for the Government Bond Portfolio. These contractual fee waivers and/or reimbursements will stay in effect until April 30, 2010. For certain funds, due to economies of scale associated with spreading fixed costs over a larger asset base, the actual net expense ratios are also estimated to be lower.

Pro forma and expense information is included for your reference in this Proxy Statement/Prospectus.

Q.  Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A.  No. The full value of shares of the Acquired Portfolios will be exchanged for Class 1 shares of the corresponding Acquiring Portfolios without any sales load, commission, redemption fee, or other transactional fee being imposed. Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions. Brokerage fees and expenses associated with each Reorganization, however, will be borne by the Portfolios.

Q.  Will there by any federal income tax consequences as a result of a Reorganization?

A.  Each transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming a Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of each Reorganization, each Acquired Portfolio and Acquiring Portfolio will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Acquired Portfolios and the Acquiring Portfolios. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.  What happens if a Reorganization Agreement is not approved?

A.  If the Reorganization for any individual Acquired Portfolio is not approved by shareholders, then that individual Acquired Portfolio will remain in existence and continue with its current trust, and the Board of Trustees of the Portfolio will consider what, if any, additional steps to take, including potential liquidation of the Portfolio.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and each Reorganization Agreement, the forms of which are attached to this Proxy Statement/Prospectus as Appendices B and C.

Proposed Reorganizations

At meetings on November 10, 2008 and November 12, 2008, respectively, the Board of Trustees of the J.P. Morgan Series Trust II and the Board of Trustees of the JPMorgan Insurance Trust (each, a “Board”) approved the Reorganization Agreements. Subject to the approval of the shareholders of the Acquired Portfolios, the Reorganization Agreements provide for the transfer of all of the assets and assumption of all of the liabilities of an Acquired Portfolio in exchange for shares of the corresponding Acquiring Portfolio opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Portfolio held by that shareholder and the complete liquidation of the Acquired Portfolios.

Acquired Portfolio	Corresponding JPMorgan Insurance Portfolio
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio (to be renamed JPMorgan Insurance Trust Mid Cap Value Portfolio if the Reorganization is approved)
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio (to be renamed JPMorgan Insurance Trust Small Cap Core Portfolio if the Reorganization is approved)
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio (to be renamed JPMorgan Insurance Trust U.S. Equity Portfolio if the Reorganization is approved)
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

The Reorganizations are scheduled to be effective after the close of business on April 24, 2009, or on another date as the parties may agree (“Closing Date”). As a result of a Reorganization, each shareholder of an Acquired Portfolio will become the owner of the number of full and fractional Class 1 shares of the corresponding Acquiring Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Portfolio shares as of the close of business on the Closing Date. Shareholders of the Acquired Portfolios that will be performance and accounting survivors may experience a stock split or reverse stock split at the time of Reorganization in order to align the net asset value of the Acquired Portfolio with that of the Acquiring Portfolio. Though each Reorganization, if approved by shareholders, is scheduled to occur on the Closing Date, each Reorganization is not contingent on the approval of any other Reorganization. Therefore, the failure of shareholders to approve one Reorganization will not affect the closing of any other Reorganization.

See “INFORMATION ABOUT THE REORGANIZATIONS” below. For more information about the characteristics of the classes of shares offered by the Portfolios, see “SUMMARY — COMPARISON OF SALES LOAD, DISTRIBUTION AND VARIABLE

CONTRACT HOLDER SERVICING ARRANGEMENTS below as well as “How to Do Business with the Portfolios” in Appendix D.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATIONS — Reasons for the Reorganizations and Board Considerations,” the Board of the J.P. Morgan Series Trust II on behalf of the Series Trust II Portfolios, and, independently, the Board of the JPMorgan Insurance Trust on behalf of the Government Bond Portfolio, including all of the Trustees not deemed to be “interested persons” pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), have concluded that the Reorganizations would be in the best interests of the shareholders of each of the Series Trust II Portfolios and Government Bond Portfolio, respectively, and that the interests of shareholders of each of the Series Trust II Portfolios and the Government Bond Portfolio, respectively, would not be diluted as a result of the Reorganizations and, therefore, have submitted the Reorganization Agreements for approval to the shareholders of Series Trust II Portfolios and the Government Bond Portfolio, respectively. The Board of the J.P. Morgan Series Trust II and the Board of the JPMorgan Insurance Trust recommend that shareholders of the Series Trust II Portfolios and Government Bond Portfolio vote “FOR” the proposed Reorganization Agreement effecting the Reorganization.

For each of the Acquired Portfolios, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the Acquired Portfolio, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio. See “VOTING INFORMATION” below.

As a condition to the closing of each Reorganization, each Acquired Portfolio and Acquiring Portfolio will have received from Ropes & Gray LLP an opinion of legal counsel to the effect that the respective Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Portfolios or the Separate Accounts as shareholders of the Acquired Fund as a result of any Reorganization, and the aggregate tax basis of the Acquiring Portfolio shares received by each Acquired Portfolio shareholder will be the same as the aggregate tax basis of the shares of the Acquired Portfolio exchanged therefor. For more information about the federal income tax consequences of the Reorganizations, see “INFORMATION ABOUT THE REORGANIZATIONS — Federal Income Tax Consequences” below.

Effect of Proposed Reorganizations of Series Trust II Portfolios and the Government Bond Portfolio

If shareholders of an Acquired Portfolio approve a Reorganization Agreement, shareholders of the Acquired Portfolio will become shareholders of a series of JPMorgan Insurance Trust immediately after the closing of the Reorganization. The investment option for the variable contract owners who have currently chosen an Acquired Portfolio will also change to the Acquiring Portfolio at that time. Please note that JPMorgan Insurance Trust is a Massachusetts business trust whereas J.P. Morgan Series Trust II is a Delaware statutory trust. If the reorganization of the Acquiring Portfolios is approved and completed, you will become a variable contract owner of a Separate Account that is a shareholder of a series of a Massachusetts business trust. Certain differences and similarities among the trusts discussed in this Proxy Statement/Prospectus are highlighted in Appendix G.

Please note that following the Reorganization, several of the Acquired Portfolios will be the survivor of the Reorganization for accounting and performance purposes. The Acquired Portfolio accounting and performance survivors are the JPMorgan International Equity Portfolio, the JPMorgan Mid Cap Value Portfolio, and the JPMorgan Small Company Portfolio.

Furthermore, please note that should shareholders of a Series Trust II Acquired Portfolio approve the Reorganization of their respective Portfolio, [the Acquiring Portfolio] will obtain and bear the cost of liability insurance covering claims that may be made against the Series Trust II Trustees for their actions taken on behalf of the Acquired Portfolio prior to the Reorganization for a certain number of years following the Closing Date.

Comparison of Investment Objectives and Primary Investment Strategies

This section will help you compare the investment objectives and main investment strategies of the Acquired Portfolios and the Acquiring Portfolios. Some of the investment policies of each Portfolio are “fundamental investment policies” and others are “non-fundamental investment policies.” Fundamental investment policies may only be changed by a vote of a Portfolio’s shareholders, while a Portfolio’s board of trustees generally has the ability to change non-fundamental policies without a shareholder vote.

Please be aware that this is only a brief discussion. A more thorough comparison of the Portfolios and their investment objectives and primary investment strategies can be found in Appendix E. Also, for more information about the Portfolios’ investment objectives, investment strategies and principal risks, please see “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS” below. Also, additional information about the Acquired Portfolios can be found in each Acquired Portfolio’s prospectus.

JPMorgan Bond Portfolio and
JPMorgan Insurance Trust Core Bond Portfolio

The investment objectives of the Portfolios are similar. The investment objective of JPMorgan Bond Portfolio is to seek to provide high total return consistent with moderate risk of capital and maintenance of liquidity. The investment objective of JPMorgan Insurance Trust Core Bond Portfolio is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Portfolios’ investment objectives may not be changed without shareholder approval.

The main investment strategies of each Portfolio are also comparable. The JPMorgan Bond Portfolio pursues its objective, under normal circumstances, by investing at least 80% of its Assets in debt investments, including, but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements, that it believes have the potential to provide a high total return over time. As a matter of fundamental policy, the JPMorgan Insurance Trust Core Bond Portfolio will invest at least 80% of its Assets in bonds (which includes investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMIA, determines to be of comparable quality). For purposes of both of these policies, “Assets” means net assets, plus the amount of borrowings for investment purposes. In comparing the two Portfolios, however, the JPMorgan Bond Portfolio may invest up to 25% of its Assets in securities rated below investment grade (junk bonds) or securities that are unrated but are deemed by JPMIM to be of comparable quality, whereas JPMorgan Core Bond Portfolio only invests in investment grade securities. As a result, the JPMorgan Bond Portfolio may be subject to greater risk.

Other primary differences between the Portfolios lie in the fact that the JPMorgan Bond Portfolio is permitted to invest up to 25% of its Assets in foreign securities, including emerging market debt and forward foreign currency contracts, and may also engage in short selling, whereas the JPMorgan Insurance Trust Core Bond Portfolio does not rely on investments in foreign securities as a main investment strategy and does not engage in short selling.

JPMorgan Insurance Trust Government Bond Portfolio and
JPMorgan Insurance Trust Core Bond Portfolio

The investment objective of the Government Bond Portfolio is to seek a high level of current income with liquidity and safety of principal. The investment objective of JPMorgan Insurance Trust Core Bond Portfolio is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities. The Portfolios’ investment objectives may not be changed without shareholder approval.

The Government Bond Portfolio, under normal circumstances, will invest at least 80% of its Assets in bonds issued by the U.S. government and its agencies and instrumentalities. As a matter of fundamental policy, the JPMorgan Insurance Trust Core Bond Portfolio will invest at least 80% of its Assets in bonds. For purposes of these policies, “Assets” means net assets, plus the amount of borrowings for investment purposes.

A primary difference between the Portfolios is that the JPMorgan Insurance Trust Core Bond Portfolio offers broader market exposure. Whereas the Government Bond Portfolio is limited primarily to bonds issued by the U.S. government and its agencies and instrumentalities, the JPMorgan Insurance Trust Core Bond Portfolio can invest in bonds issued by the U.S. government and its agencies and instrumentalities, as well as a wider array of securities. Specifically, the JPMorgan Insurance Trust Core Bond Portfolio’s main strategies allow it to invest in investment grade bonds other than those issued by the U.S. government, including non-agency collateralized mortgage obligations, corporate debt securities that are rated in the lowest investment category and municipal securities, as well as shares of exchange-traded funds, affiliated money market funds, and other investments. While such securities have greater risk associated with them than U.S. government securities, they also may offer the opportunity for greater returns.

However, although JPMorgan Insurance Trust Core Bond Portfolio is permitted to invest in a wider variety of securities, there is significant similarity between the two Portfolios and in fact, Lipper, Inc., an independent mutual fund analysis company, has assigned both the JPMorgan Insurance Trust Core Bond Portfolio and the Government Bond Portfolio to the same strategy category, the Lipper Variable Underlying Funds General U.S. Government Funds category. On a sector by sector basis, both Portfolios invest in similar sectors, including significant investments in agency collateralized mortgage obligations and mortgage pass-through securities and U.S. Treasury Obligations. As of June 30, 2008, the Government Bond Portfolio invested almost 50% of its assets in agency collateralized mortgage obligations, 20% of its assets were invested in U.S. Treasury Obligations and almost 10% of its assets were invested in agency mortgage pass-thru securities. At that same time, the JPMorgan Insurance Trust Core Bond Portfolio invested 32% of its assets in agency collateralized mortgage obligations, 14% of assets in U.S. Treasury Obligations and 12% of assets were invested in agency mortgage pass-thru securities. In addition, historically, the JPMorgan Insurance Trust Core Bond Portfolio has held a large portion of its assets in agency collateralized mortgage obligations. For the period ending December 31, 2007, the Portfolio held 33% of its assets in these securities and 31% of its assets for the period ending December 31, 2006.

The average weighted maturity for the two Portfolios is similar. The Government Bond Portfolio’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. The JPMorgan Insurance Trust Core Bond Portfolio’s average weighted maturity will ordinarily range between four and 12 years.

JPMorgan International Equity Portfolio and
JPMorgan Insurance Trust International Equity Portfolio

The investment objectives of the Portfolios are identical. Both Portfolios seek to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income. The investment objective of the JPMorgan International Equity Portfolio may not be changed without shareholder approval, whereas the JPMorgan Insurance Trust International Equity Portfolio’s investment objective may be changed without shareholder approval.

The Portfolios also have identical investment strategies.

JPMorgan Mid Cap Value Portfolio and
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio*

The investment objectives of the Portfolios are similar. The investment objective of JPMorgan Mid Cap Value Portfolio is to seek growth from capital appreciation. The investment objective of JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Portfolios’ investment objectives may not be changed without shareholder approval.

The primary investment strategies of the Portfolios also are similar because both Portfolios invest primarily in equity securities of mid-cap companies. The JPMorgan Mid Cap Value Portfolio, under normal circumstances, invests at least 80% of its Assets in equity securities of mid-cap companies, defined by that Portfolio to be companies with market capitalizations between $1 billion and $20 billion at the time of purchase. The JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio, under normal circumstances, invests at least 80% of its Assets in equity securities of mid-cap companies, including common stock, and debt securities and preferred stocks that are convertible into common stock. The JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio defines mid-cap companies as companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index — companies between approximately $25 million and $15 billion as of October 31, 2008 — at the time of purchase. Market capitalization is the total market value of a company’s shares. For purposes of the Portfolios’ policies, “Assets” means net assets, plus the amount of borrowings for investment purposes. Although the Portfolios are currently managed very similarly, if the Reorganization is approved, the investment process and strategies for the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio will be modified to follow those of the JPMorgan Mid Cap Value Portfolio, resulting in the adoption of the JPMorgan Mid Cap Value Portfolio’s definition of mid-cap value companies by

*	To be renamed JPMorgan Insurance Trust Mid Cap Value Portfolio if the Reorganization is approved.

the JPMorgan Insurance Trust Mid Cap Value Portfolio and also in the JPMorgan Insurance Trust Mid Cap Value Portfolio holding fewer securities after the Reorganization.

JPMorgan Small Company Portfolio and
JPMorgan Insurance Trust Small Cap Equity Portfolioˆ

The investment objectives of the Portfolios are similar. The investment objective of the JPMorgan Small Company Portfolio is to seek to provide high total return from a portfolio of small company stocks. The investment objective of the JPMorgan Insurance Trust Small Cap Equity Portfolio is to seek capital growth over the long term. Thus, they share a commitment to capital growth, though the JPMorgan Small Company Portfolio also seeks to achieve current income as part of its total return objective. The investment objective of the JPMorgan Small Company Portfolio may not be changed without shareholder approval, whereas the investment objective of the JPMorgan Insurance Trust Small Cap Equity Portfolio may be changed without shareholder approval.

The main investment strategies of the Portfolios are also similar. The Portfolios, under normal circumstances, invest at least 80% of their Assets in equity securities of small-cap companies. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolios both measure small-cap companies as being within the universe of stocks in the Russell 2000® Index at the time of purchase.

JPMorgan U.S. Large Cap Core Equity Portfolio and
JPMorgan Insurance Trust Diversified Equity Portfolio#

The investment objectives of the Portfolios are identical — both Portfolios seek to provide high total return from a portfolio of selected equity securities. However, whereas the investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio may not be changed without shareholder approval, the JPMorgan Insurance Trust Diversified Equity Portfolio can be changed without shareholder approval.

The main investment strategies of the Portfolios are similar. The JPMorgan U.S. Large Cap Core Equity Portfolio, under normal circumstances, invests at least 80% of its Assets in equity investments of large-cap U.S. companies. The Portfolio defines large-cap companies as those companies with a market capitalization over $4 billion at the time of purchase. Market capitalization is the total market value of a company’s shares. The JPMorgan Insurance Trust Diversified Equity Portfolio, under normal circumstances, invests at least 80% of its Assets in equity

ˆ	To be renamed JPMorgan Insurance Trust Small Cap Core Portfolio if the Reorganization is approved.

#	To be renamed JPMorgan Insurance Trust U.S. Equity Portfolio if the Reorganization is approved.

securities of U.S. companies. The Portfolio primarily invests in large- and medium-capitalization U.S. companies, but does not specify a particular market capitalization minimum. For the purposes of these policies, “Assets” means net assets, plus the amount of borrowings for investment purposes. Both Portfolios’ weightings, sector by sector, are similar to those of the S&P 500 Index, and both Portfolios can moderately underweight or overweight sectors when they believe it will benefit performance.

Though the main investment strategies are similar, there are some differences between the Portfolios. The JPMorgan Insurance Trust Diversified Equity Portfolio has flexibility to achieve its investment objective by investing in equity securities that include common stocks, depositary receipts, exchange-traded funds and real estate investment trusts, whereas the JPMorgan U.S. Large Cap Core Equity Portfolio primarily invests in common stocks. However, the JPMorgan Insurance Trust Diversified Equity Portfolio must still invest 80% of its Assets in U.S. equity securities, and historically has not taken advantage of this greater flexibility afforded it. Both Portfolios also seek to achieve returns that exceed those of the S&P 500 Index over the long-term with a limited or controlled level of volatility. However, the JPMorgan U.S. Large Cap Core Equity Portfolio seeks to do so by holding between 60-80 securities with an emphasis on those that appear undervalued, while the JPMorgan Insurance Trust Diversified Equity Portfolio has no such restriction and currently holds approximately 150 securities.

Comparison of Fees and Expenses

JPMIM or JPMIA, as applicable, and the Administrator have contractually agreed to waive or reduce their fees or reimburse the expenses of the JPMorgan Insurance Portfolios, as needed, in order to ensure that the net expense ratio for the Class 1 shares of the Acquiring Portfolios following the Reorganizations is at least equal to the contractual net expense level currently in effect for the Acquired Portfolios, if not lower. These contractual fee waivers and/or reimbursements will stay in effect until April 30, 2010. As a result, through April 30, 2010, the amount of the expenses incurred by the shareholders of the Acquired Portfolios after the Reorganization will be be at least equal to the amount that they currently are paying and potentially may be lower.

The following tables (1) compare the current fees and expenses of each Portfolio, as of June 30, 2008, and (2) show the estimated fees and expenses for Class 1 shares of the combined fund, on a pro forma basis, as if each Reorganization occurred on July 1, 2007.

JPMorgan Bond Portfolio, JPMorgan Insurance Trust Government Bond Portfolio, and JPMorgan Insurance Trust Core Bond Portfolio

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing July 1, 2007 through June 30, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Bond Portfolio		JPMorgan Insurance Trust Government Bond Portfolio		JPMorgan Insurance Trust Core Bond Portfolio		Pro Forma JPMorgan Insurance Trust Core Bond Portfolio (with JPMorgan Bond Portfolio only)*	Pro Forma JPMorgan Insurance Trust Core Bond Portfolio (with JPMorgan Insurance Trust Government Portfolio only)*	Pro Forma JPMorgan Insurance Trust Core Bond Portfolio (with both JPMorgan Bond Portfolio and JPMorgan Insurance Trust Government Portfolio)*
			Class 1 Shares		Class 1 Shares		Class 1 Shares	Class 1 Shares	Class 1 Shares
Management Fee	0.30		0.40		0.40		0.40	0.40	0.40
Distribution (Rule 12b-1) Fees	None		None		None		None	None	None
Shareholder Service Fees	None		None		None		None	None	None
Other Expenses	0.83	[1]	0.20	[1]	0.25	[1]	0.29	0.20	0.23
Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01	0.01	0.01
Total Annual Operating Expenses	1.14	[2]	0.61	[2]	0.66	[2]	0.70	0.61	0.64
Fee Waiver and/or Expense Reimbursement	(0.53)[3]		(0.00)[4]		(0.05)[5]		(0.09)[6]	(0.00)[7]	(0.03)[8]
Net Expenses	0.61		0.61		0.61		0.61	0.61	0.61

*	Because both the JPMorgan Bond Portfolio and JPMorgan Insurance Trust Government Bond Portfolio may be reorganized with and into the JPMorgan Insurance Trust Core Bond Portfolio, the pro forma columns represent the three possibilities that may result from the vote of the shareholders: (1) shareholders approve the JPMorgan Bond Portfolio Reorganization but do not approve the JPMorgan Insurance Trust Government Bond Portfolio Reorganization; (2) shareholders approve the JPMorgan Insurance Trust Government Bond Portfolio Reorganization but do not approve the JPMorgan Bond Portfolio Reorganization; or (3) shareholders approve both the JPMorgan Bond Portfolio Reorganization and the JPMorgan Insurance Trust Government Bond Portfolio Reorganization.

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended June 30, 2008.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended December 31, 2007, and do not include Acquired Fund Fees and Expenses.

[3]	JPMorgan Funds Management, Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses)

exceed 0.60% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 1.13%, and Net Expenses would have been 0.60%, of the average daily net assets.

[4]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.60% of the average daily net assets for Class 1 Shares.

[5]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.65%, and Net Expenses would have been 0.60%, of the average daily net assets for Class 1 Shares.

[6]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.69%, and Net Expenses would have been 0.60%, of the average daily net assets for Class 1 Shares.

[7]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.60% of the average daily net assets for Class 1 Shares.

[8]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.60% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.63%, and Net Expenses would have been 0.60%, of the average daily net assets for Class 1 Shares.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Bond Portfolio, JPMorgan Insurance Trust Government Bond Portfolio, JPMorgan Insurance Trust Core Bond Portfolio and each Combined Portfolio.

The Example assumes that you invest $10,000 in each Portfolio and in each Combined Portfolio after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Portfolio’s and each Combined Portfolio’s contractual expense caps, respectively, and total annual operating expense thereafter, and

•	all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Bond Portfolio	$62	$310	$576	$1,339
JPMorgan Insurance Trust Government Bond Portfolio	$62	$195	$340	$762
JPMorgan Insurance Trust Core Bond Portfolio	$62	$206	$363	$818
Pro Forma: JPMorgan Insurance Trust Core Bond Portfolio (with JPMorgan Bond Portfolio only)	$62	$215	$381	$862
Pro Forma: JPMorgan Insurance Trust Core Bond Portfolio (with JPMorgan Insurance Trust Government Bond Portfolio only)	$62	$195	$340	$762
Pro Forma: JPMorgan Insurance Trust Core Bond Portfolio (with both JPMorgan Bond Portfolio and JPMorgan Insurance Trust Government Bond Portfolio)	$62	$202	$354	$796

The example above does not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolios. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMorgan International Equity Portfolio and
JPMorgan Insurance Trust International Equity Portfolio

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing July 1, 2007 through June 30, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan International Equity Portfolio		JPMorgan Insurance Trust International Equity Portfolio	Pro Forma JPMorgan Insurance Trust International Equity Portfolio
			Class 1 Shares*	Class 1 Shares
Management Fee	0.60		0.60	0.60
Distribution (Rule 12b-1) Fees	None		None	None
Shareholder Service Fees	None		None	None
Other Expenses	0.62	[1]	1.60	0.34
Acquired Fund Fees and Expenses	None		None	None
Total Annual Operating Expenses	1.22	[2]	2.20	0.94
Fee Waiver and/or Expense Reimbursement	(0.13)[3]		(1.17)[4]	(0.00)[5]
Net Expenses	1.09		1.03	0.94

*	Class 1 shares are a newly created class of JPMorgan Insurance Trust International Equity Portfolio. “Other Expenses” are based on estimates.

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended June 30, 2008.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended December 31, 2007.

[3]	JPMorgan Funds Management, Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 1.09% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[4]	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan International Equity Portfolio, JPMorgan Insurance Trust International Equity Portfolio and the Combined Portfolio.

The Example assumes that you invest $10,000 in each Portfolio and in the Combined Portfolio after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Portfolio’s and the Combined Portfolio’s contractual expense caps, respectively, and total annual operating expense thereafter, and

•	all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
JPMorgan International Equity Portfolio	$111	$374	$658	$1,466
JPMorgan Insurance Trust International Equity Portfolio	$105	$575	$1,072	$2,442
Pro Forma: JPMorgan Insurance Trust International Equity Portfolio	$96	$300	$520	$1,155

The example above does not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolios. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMorgan Mid Cap Value Portfolio and
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing July 1, 2007 through June 30, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Mid Cap Value Portfolio		JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio		Pro Forma JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
			Class 1 Shares		Class 1 Shares
Management Fee	0.70		0.65		0.65
Distribution (Rule 12b-1) Fees	None		None		None
Shareholder Service Fees	None		None		None
Other Expenses	0.55	[1]	0.43	[1]	0.19
Acquired Fund Fees and Expenses	0.01		None		0.01
Total Annual Operating Expenses	1.26	[2]	1.08	[2]	0.85
Fee Waiver and/or Expense Reimbursement	(0.00)[3]		(0.18)[4]		(0.00)[5]
Net Expenses	1.26		0.90		0.85

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended June 30, 2008.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended December 31, 2007, and do not include Acquired Fund Fees and Expenses.

[3]	JPMorgan Funds Management, Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 1.25% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 1.25% of the average daily net assets.

[4]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.84% of the average daily net assets for Class 1 Shares.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Mid Cap Value Portfolio, JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio and the Combined Portfolio.

The Example assumes that you invest $10,000 in each Portfolio and in the Combined Portfolio after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Portfolio’s and the Combined Portfolio’s contractual expense caps, respectively, and total annual operating expense thereafter, and

•	all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Mid Cap Value Portfolio	$128	$400	$692	$1,523
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	$92	$326	$578	$1,301
Pro Forma: JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	$87	$271	$471	$1,049

The example above does not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolios. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMorgan Small Company Portfolio and
JPMorgan Insurance Trust Small Cap Equity Portfolio

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing July 1, 2007 through June 30, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan Small Company Portfolio		JPMorgan Insurance Trust Small Cap Equity Portfolio	Pro Forma JPMorgan Insurance Trust Small Cap Equity Portfolio
			Class 1 Shares*	Class 1 Shares
Management Fee	0.60		0.65	0.65
Distribution (Rule 12b-1) Fees	None		None	None
Shareholder Service Fees	None		None	None
Other Expenses	0.55	[1]	2.98	0.34
Acquired Fund Fees and Expenses	0.01		0.01	0.01
Total Annual Operating Expenses	1.16	[2]	3.64 [2]	1.00
Fee Waiver and/or Expense Reimbursement	(0.07)[3]		(2.60)[4]	(0.00)[5]
Net Expenses	1.09		1.04	1.00

*	Class 1 shares are a newly created class of JPMorgan Insurance Trust Small Cap Equity Portfolio. “Other Expenses” are based on estimates.

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended June 30, 2008.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended December 31, 2007, and do not include Acquired Fund Fees and Expenses.

[3]	JPMorgan Funds Management, Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 1.08% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 1.15%, and Net Expenses would have been 1.08%, of the average daily net assets.

[4]	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 3.63% and Net Expenses would have been 1.03% of the average daily nets assets for Class 1 Shares.

[5]	JPMIM and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.99% of the average daily nets assets for Class 1 Shares.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Small Company Portfolio, JPMorgan Insurance Trust Small Cap Equity Portfolio and the Combined Portfolio.

The Example assumes that you invest $10,000 in each Portfolio and in the Combined Portfolio after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Portfolio’s and the Combined Portfolio’s contractual expense caps, respectively, and total annual operating expense thereafter, and

•	all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Small Company Portfolio	$111	$362	$632	$1,403
JPMorgan Insurance Trust Small Cap Equity Portfolio	$106	$873	$1,661	$3,728
Pro Forma: JPMorgan Insurance Trust Small Cap Equity Portfolio	$102	$318	$552	$1,225

The example above does not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolios. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

JPMorgan U.S. Large Cap Core Equity Portfolio and
JPMorgan Insurance Trust Diversified Equity Portfolio

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing July 1, 2007 through June 30, 2008.

ANNUAL FUND OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)	JPMorgan U.S. Large Cap Core Equity Portfolio		JPMorgan Insurance Trust Diversified Equity Portfolio		Pro Forma JPMorgan Insurance Trust Diversified Equity Portfolio
			Class 1 Shares		Class 1 Shares
Management Fee	0.35		0.55		0.55
Distribution (Rule 12b-1) Fees	None		None		None
Shareholder Service Fees	None		None		None
Other Expenses	0.50	[1]	0.17	[1]	0.18
Acquired Fund Fees and Expenses	None		None		None
Total Annual Operating Expenses	0.85	[2]	0.72	[2]	0.73
Fee Waiver and/or Expense Reimbursement	(0.00)[3]		(0.00)[4]		(0.00)[5]
Net Expenses	0.85		0.72		0.73

[1]	“Other Expenses” are based on the actual amounts incurred during the 12 months ended June 30, 2008.

[2]	The Total Annual Operating Expenses included in the fee table are different from the ratio of expenses to average net assets that appear in the Financial Highlights. The Financial Highlights are based on a fiscal year ended December 31, 2007.

[3]	JPMorgan Funds Management, Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 0.85% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[4]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of the average daily net assets through 4/30/09. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

[5]	JPMIA and the Administrator have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of the average daily net assets through 4/30/10. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The following Example is intended to help you compare the cost of investing in JPMorgan U.S. Large Cap Core Equity Portfolio, JPMorgan Insurance Trust Diversified Equity Portfolio and the Combined Portfolio.

The Example assumes that you invest $10,000 in each Portfolio and in the Combined Portfolio after the Reorganization for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each of the time periods shown. The example also assumes:

•	5% return each year,

•	net expenses through the expiration of each Portfolio’s and the Combined Portfolio’s contractual expense caps, respectively, and total annual operating expense thereafter, and

•	all dividends and distributions are reinvested

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Large Cap Core Equity Portfolio	$87	$271	$471	$1,049
JPMorgan Insurance Trust Diversified Equity Portfolio	$74	$230	$401	$894
Pro Forma: JPMorgan Insurance Trust Diversified Equity Portfolio	$75	$233	$406	$906

The example above does not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolios. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

Comparison of Sales Load, Distribution and Shareholder Servicing
Arrangements

The distribution and shareholder servicing arrangements of the Acquired Portfolios are substantially similar to those of the Acquiring Portfolios. There are no sales loads applicable to either the Acquired or Acquiring Portfolios. Please see “How to Do Business with the Portfolios” in Appendix D to this Proxy Statement/Prospectus.

Comparison of Purchase, Redemption and Exchange Policies and
Procedures

The procedures for making purchases, redemptions and exchanges of the Acquired Portfolios are substantially similar to those of the Acquiring Portfolios. Please see “How to Do Business with the Portfolios” in Appendix D to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

The following discussion comparing investment objectives, strategies and principal risks of each of the Acquired Portfolios and the Acquiring Portfolios is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of the Acquired Portfolios dated May 1, 2008 and the “Principal Risks of Investing in the Portfolios” for the Acquiring Portfolios below and Appendix E. For a complete discussion comparing the Portfolios’ investment objectives and main investment strategies, please see Appendix E. Please note that the Principal Risks of each Portfolio are presented in alphabetical order.

JPMorgan Bond Portfolio and
JPMorgan Insurance Trust Core Bond Portfolio

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Investment Objective	The Portfolio seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Main Investment Strategy
Under normal circumstances, the Portfolio invests at least 80% of its Assets in debt investments, including, but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements, that it believes have the potential to provide a high total return over time. “Assets” means net assets, plus the amount of borrowings for investment purposes. These securities may be of any maturity, but under normal market conditions the management team will keep the Portfolio’s duration within one year of that of the Lehman Brothers U.S. Aggregate Bond Index.
Up to 25% of the Portfolio’s total assets may be invested in foreign securities, including debt securities denominated in foreign securities.
At least 75% of Assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P) or Fitch Ratings (Fitch), or the equivalent by another national rating organization, including at least 65% of Assets invested in securities rated A or better. Up to 25% of Assets may be invested in securities rated below investment grade (junk bonds). It may also invest in securities that are unrated but are deemed by the adviser, J.P. Morgan Investment Management Inc. (JPMIM), to be of comparable quality.
The Portfolio may engage in short sales.

The Portfolio invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMIA, determines to be of comparable quality, as well as preferred stock and loan participations. Such securities include U.S. government securities such as U.S. Treasury obligations as well as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities and other government agency mortgage-backed securities.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio’s net assets include borrowings by the Portfolio for investment purposes. Generally, such bonds will have intermediate to long maturities.

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Principal Risks*
•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Stripped Mortgage-Backed Securities Risk
• Credit Risk
• Currency Risk
• Derivatives Risk
• Emerging Markets Risk
• Foreign Securities Risk
• Government Securities Risk
• High Portfolio Turnover Risk
• High Yield Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Redemption Risk
• Short Selling Risk
• Temporary Defensive Positions Risk

•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Stripped Mortgage-Backed Securities Risk
• Credit Risk
• Derivatives Risk
• ETF and Investment Company Risk
• Government Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Redemption Risk
• Temporary Defensive Positions Risk

*  The Principal Risks descriptions are found in “Principal Risks of Investing in the Portfolios” below.

JPMorgan International Equity Portfolio and
JPMorgan Insurance Trust International Equity Portfolio

	JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
Investment Objective	The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.
Main Investment Strategy
Under normal circumstances, the Portfolio will invest at least 80% of the value of its Assets in equity investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.
Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Portfolio may also invest in exchange-traded funds, affiliated money market funds, other investment companies, derivatives, and debt securities denominated in a currency other than the U.S. dollar.

Under normal circumstances, the Portfolio will invest at least 80% of the value of its Assets in equity investments. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.
Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Portfolio may also invest in exchange-traded funds, affiliated money market funds, other investment companies, derivatives, and debt securities denominated in a currency other than the U.S. dollar.

Principal Risks*
•  Convertible Securities Risk
• Depositary Receipt Risk
• Derivatives Risk
• Emerging Markets Risk
• ETF and Investment Company Risk
• Foreign Securities Risk
• Redemption Risk
• Repurchase Agreement Risk
• Temporary Defensive Positions Risk

•  Convertible Securities Risk
• Depositary Receipt Risk
• Derivatives Risk
• Emerging Markets Risk
• ETF and Investment Company Risk
• Foreign Securities Risks
• Redemption Risk
• Repurchase Agreement Risk
• Temporary Defensive Positions Risk

*  The Principal Risks descriptions are found in “Principal Risks of Investing in the Portfolios” below.

JPMorgan Mid Cap Value Portfolio and
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

	JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Diversified Mid Cap Value Portfolio
Investment Objective	The Portfolio seeks growth from capital appreciation.	The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Main Investment Strategy
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of mid-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company’s shares.

Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

Principal Risks*	• Derivatives Risk • Market Risk • Mid Cap Company Risk • Real Estate Securities Risk • Temporary Defensive Positions Risk • Value Investing Risk	• Derivatives Risk • Market Risk • Mid Cap Company Risk • Real Estate Securities Risk • Temporary Defensive Positions Risk • Value Investing Risk

*  The Principal Risks descriptions are found in “Principal Risks of Investing in the Portfolios” below.

JPMorgan Small Company Portfolio and
JPMorgan Insurance Trust Small Cap Equity Portfolio

	JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
Investment Objective	The Portfolio seeks to provide high total return from a portfolio of small company stocks.	The Portfolio seeks capital growth over the long term.
Main Investment Strategy
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. These small-cap securities will be primarily securities of companies located in the U.S. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. Market capitalization is the total market value of a company’s shares. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000® Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance.

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares.

Principal Risks*	• Derivatives Risk • Market Risk • Real Estate Securities Risk • Small Cap Company Risk • Temporary Defensive Positions Risk	• Derivatives Risk • Market Risk • Real Estate Securities Risk • Small Cap Company Risk • Temporary Defensive Positions Risk

*  The Principal Risks descriptions are found in “Principal Risks of Investing in the Portfolios” below.

JPMorgan U.S. Large Cap Core Equity Portfolio and
JPMorgan Insurance Trust Diversified Equity Portfolio

	JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
Investment Objective	The Portfolio seeks to provide high total return from a portfolio of selected equity securities.	The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Main Investment Strategy
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of large-cap U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $4 billion at the time of purchase. Market capitalization is the total market value of a company’s shares. Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. The Portfolio invests primarily in common stocks.

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Portfolio primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance.

Principal Risks*	• Derivatives Risk • Market Risk • Temporary Defensive Positions Risk
•  Depositary Receipt Risk
• Derivatives Risk
• ETF and Investment Company Risk
• High Portfolio Turnover Risk
• Market Risk
• Mid Cap Company Risk
• Real Estate Securities Risk
• Strategy Risk
• Temporary Defensive Positions Risk

*  The Principal Risks descriptions are found in “Principal Risks of Investing in the Portfolios” below.

JPMorgan Insurance Trust Government Bond Portfolio and
JPMorgan Insurance Trust Core Bond Portfolio

	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Investment Objective	The Portfolio seeks a high level of current income with liquidity and safety of principal.	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Main Investment Strategy
The Portfolio generally limits its investments to securities issued by the U.S. government and its agencies and instrumentalities and those related to securities issued by the U.S. government and its agencies and instrumentalities.
The Portfolio mainly invests in government bonds as defined below with intermediate to long remaining maturities. These include mortgage-backed securities including those issued by Ginnie Mae, Fannie Mae or Freddie Mac.

The Portfolio invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMIA, determines to be of comparable quality, as well as preferred stock and loan participations. Such securities include U.S. government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio’s net assets include borrowings by the Portfolio for investment purposes. Generally, such bonds will have intermediate to long maturities.

	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Principal Risks*
•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Stripped Mortgage-Backed Securities Risk
• Credit Risk
• Derivatives Risk
• Government Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Redemption Risk
• Temporary Defensive Positions Risk

•  Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Stripped Mortgage-Backed Securities Risk
• Credit Risk
• Derivatives Risk
• ETF and Investment Company Risk
• Government Securities Risk
• Interest Rate Risk
• Prepayment and Call Risk
• Redemption Risk
• Temporary Defensive Positions Risk

*  The Principal Risks descriptions are found in “Principal Risks of Investing in the Portfolios” below.

Principal Risks of Investing in the Portfolios

Below is a detailed description of the risks identified in each Portfolio’s “Principal Risks” section from the tables above.

Collateralized Mortgage Obligations (CMO), Interest-Only (IO) & Principal-Only (PO) Stripped Mortgage-Backed Securities Risk. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. In addition, the JPMorgan Insurance Trust Core Bond Portfolio may invest in securities that are rated in the lowest investment grade. Such securities are considered to have speculative characteristics, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk (JPMorgan Insurance Trust Diversified Equity Portfolio only). The Portfolio’s investments may take the form of depositary receipts, including unsponsored depositary receipts. To the extent that the Portfolio invests in depositary receipts, these investments may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Portfolio’s investments in a foreign country. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Depositary Receipt Risk (JPMorgan International Equity Portfolio and JPMorgan Insurance Trust International Equity Portfolio only). The Portfolio’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investments. Certain derivatives may give rise to a form of leverage. As a result, the Portfolio may be more volatile than if the Portfolio had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. In addition, the JPMorgan Mid Cap Value Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio, and JPMorgan Small Company Portfolio may use derivatives for non-hedging purposes which increases a Portfolio’s potential for loss.

Emerging Markets Risk. These risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investments. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Portfolio’s yield on those securities would be decreased.

ETF and Investment Company Risk. If the Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss. If the JPMorgan Insurance Trust International Equity Portfolio invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Portfolio’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Portfolio’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio’s yield on those securities would be decreased.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National

Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs. In addition, the JPMorgan Bond Portfolio may experience an increase in capital gains.

High Yield Securities Risk. The Portfolio may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

Interest Rate Risk. The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Prepayment and Call Risk. The Portfolio invests in mortgage-backed and asset-backed securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage backed investments that include so called “sub-prime” mortgages.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Repurchase Agreement Risk. Repurchase agreements involve some risk to the Portfolio that the counterparty does not meet its obligation under the agreement.

Short Selling Risk. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The Portfolio’s investment strategy may involve more risk than other funds that do not engage in short selling. The Portfolio’s use of short sales in combination with long positions in the portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Portfolio.

The Portfolio may enter into short sales of certain securities and must borrow the security to make delivery to the buyer. The Portfolio may not always be able to borrow a security it wants to sell short. The Portfolio also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. In addition, the Portfolio may enter into short sales of instruments such as mortgage TBAs which do not involve borrowing a security. The Portfolio’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security can attain.

Taking short positions in securities results in a form of leverage. Leverage involves special risks. There is no assurance that the Portfolio will leverage its portfolio or, if it does, that the Portfolio’s leveraging strategy will be successful. The Portfolio cannot assure you that the use of leverage will result in a higher return on your investment.

Small Cap Company Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Strategy Risk. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Portfolio’s performance may be better or worse than the performance of equity portfolios that invest in other types of stocks or that have a broader investment style.

Temporary Defensive Positions Risk. To respond to unusual circumstances, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Portfolio from meeting its investment objective.

Value Investing Risk. Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Portfolio’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Investment Restrictions

In addition to the investment objectives and strategies described above, each Portfolio has adopted certain fundamental and non-fundamental investment restrictions. Please refer to Appendix E for a summary of these fundamental and non-fundamental restrictions across the Portfolios.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement among the Series Trust II Portfolios and JPMorgan Insurance Portfolios attached to this Proxy Statement/Prospectus as Appendix B and the Reorganization Agreement for the Reorganization between the Government Bond Portfolio and JPMorgan Insurance Trust Core Bond Portfolio attached to this Proxy Statement/Prospectus as Appendix C. Each Reorganization Agreement provides that the Acquiring Portfolio will acquire all of the assets, subject to all of the liabilities, of the corresponding Acquired Portfolio in exchange for shares of the corresponding Acquiring Portfolio. Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur after the close of business on April 24, 2009, or on another date as the parties may agree (“Closing Date”). The net asset value per share of each Acquired Portfolio and the net asset value per share of the Acquiring Portfolio will be determined by dividing the Portfolio’s assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the procedures described in the current prospectuses of the Acquiring Portfolios as set forth in the Reorganization Agreements.

The number of full and fractional shares of the corresponding Acquiring Portfolio you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Portfolio as of 4:00 p.m., Eastern time, on the Closing Date. As promptly as practicable after the Closing Date, the Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the shares of the corresponding Acquiring Portfolio received by the Acquired Portfolio in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Acquired Portfolio’s shares by the transfer of the corresponding Acquiring Portfolio shares then credited to the account of the Acquired Portfolio onto the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio’s shareholders. All issued and outstanding shares of the Acquired Portfolios will simultaneously be canceled on the books of the Acquired Portfolios. The Acquiring Portfolios will not issue certificates in connection with such exchange.

After such distribution, the Acquired Portfolios will take all necessary steps under Delaware law or Massachusetts law, as applicable, their Declarations of Trust and any other applicable law to effect a complete termination of the Acquired Portfolios.

The Board of Trustees of the Series Trust II Portfolios has determined with respect to each of the Series Trust II Portfolios, and the Board of Trustees of JPMorgan Insurance Trust has determined with respect to the Government Bond Portfolio and each of the Acquiring Portfolios, that participation in the Reorganizations is in the best interests of each of those Portfolios and that the interests of the shareholders and variable contract owners of each of those Portfolios will not be diluted as a result of each Reorganization. Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolio in an amount sufficient to offset the costs incurred by the Portfolio relating to each Reorganization, including the cost of any proxy soliciting, but excluding brokerage fees and brokerage expenses incurred in connection with each Reorganization.

Each Reorganization Agreement may be terminated and a Reorganization may be abandoned at any time prior to the consummation of a Reorganization, before or after approval by the shareholders of the Acquired Portfolio, if circumstances should develop that, in the respective Boards’ opinions, make proceeding with a Reorganization inadvisable. The Reorganization Agreements provide that the Portfolios may waive compliance with any of the covenants or conditions made therein for the benefit of any Portfolios, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Acquired Portfolio; and (ii) each Acquiring Portfolio and each Acquired Portfolio receives an opinion from Ropes & Gray LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Approval of each Reorganization Agreement by and for any Acquired Portfolio will require the affirmative vote of the shares of such Acquired Portfolio, as described below. See “VOTING INFORMATION” below. Each Reorganization is not contingent on the approval of any other Reorganization. Therefore, the failure of shareholders to approve one Reorganization will not affect the closing of any other Reorganization.

Shareholders of record of the Acquired Portfolios as of the Closing Date will receive shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Acquiring Portfolios’ Shares

Full and fractional shares of the Class 1 shares of each of the Acquiring Portfolios will be issued to the corresponding Acquired Portfolio’s shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Portfolios do not issue share certificates. The shares of the Acquiring Portfolios to be issued to Acquired Portfolio shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, as more fully described below in “How to Do Business with the Portfolios” attached as Appendix D to this Proxy Statement/Prospectus.

Reasons for the Reorganizations and Board Considerations

As noted above, the Reorganizations have been approved by the Boards of Trustees of the Series Trust II Portfolios, the Government Bond Portfolio, and the Acquiring Portfolios.

The proposed Reorganizations were presented for consideration to the Board of the J.P. Morgan Series Trust II in two board meetings held in September and November 2008 and to the Board of the JPMorgan Insurance Trust at a board meeting in November 2008, and were approved on November 10, 2008 and November 12, 2008, respectively. Following presentations by JPMIA and JPMIM, as appropriate, the Board of Trustees of J.P. Morgan Series Trust II and the Board of Trustees of the Government Bond Portfolio and the JPMorgan Insurance Portfolios, including all of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Portfolios, determined, with respect to the Portfolios overseen by that Board, that (1) each of the proposed Reorganizations would be in the best interests of each affected Portfolio that the respective Board oversees, and (2) each of the proposed Reorganizations would not result in the dilution of the interests of the Portfolios or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•	the plans of management to eliminate overlapping or duplicative product offerings among the Acquired and Acquiring Portfolios, and the failure to accumulate assets of the Series Trust II Portfolios;

•	certain of the Series Trust II Portfolios are small, may not be viable in their current state, and have experienced outflows;

•	the compatibility of the investment objectives, strategies, policies and restrictions of the Acquired Portfolios in the Reorganizations with those of the corresponding Acquiring Portfolios;

•	the investment performance of the Acquiring Portfolios as compared to that of the Acquired Portfolios, including the fact that the following Acquired Portfolios would be the accounting and performance survivors: the JPMorgan International Equity Portfolio, the JPMorgan Mid Cap Value Portfolio, and the JPMorgan Small Company Portfolio;

•	the nature, extent, and quality of the services to be provided by the service providers to the Acquiring Portfolios and the fact that the nature, extent and quality of such services are expected to be at least the same as those of the current service providers to the Acquired Portfolios;

•	the relative size of the Acquiring and Acquired Portfolios and the overlap of their portfolio offerings in the variable insurance contract market;

•	the relative advisory fees and expense ratios of the Portfolios and information as to the specific fees and expenses of each Acquiring Portfolio and each Acquired Portfolio, including that the advisory fees for certain Portfolios would be increasing but that management had committed to maintain the net expense ratio for each Acquired Portfolio at a level equal to the expense cap currently in effect, if not lower, until April 30, 2010;

•	the federal tax consequences of each Reorganization to the Acquired Portfolios and their shareholders, including that each Reorganization has been structured as a federal tax-free transaction;

•	any fall-out benefits or economies of scale that may be realized by JPMIA and JPMIM and their affiliates from various relationships with the Acquired Portfolios or Acquiring Portfolios that the Boards of JPMorgan Insurance Trust and J.P. Morgan Series Trust II each reviewed at their last meetings when they approved the continuation of each Trust’s investment advisory agreements;

•	the costs borne by, and profitability of, JPMIA and JPMIM and their affiliates with regard to the respective Portfolios they oversee in providing services to the Acquiring Portfolios;

•	the terms of the Acquiring Portfolios’ Advisory Agreements;

•	the professional experience and qualifications of the Acquiring Portfolios’ portfolio management teams and other senior personnel of the Acquiring Portfolios’ Advisers, and the extent to which they overlap across the Acquired and Acquiring Portfolios;

•	JPMIM or JPMIA, as applicable, and the Administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by the Portfolios relating to the Reorganizations. These waivers and reimbursements will not include brokerage fees and expenses related to the disposition and acquisition of Portfolio assets; and

•	alternatives to the Reorganizations, including maintaining the status quo.

The Board of Trustees of J.P. Morgan Series Trust II and the Board of Trustees of the Government Bond Portfolio and the JPMorgan Insurance Portfolios considered the potential consequences to shareholders of the Portfolios from each of the specific Reorganizations. In their deliberations, each Trustee of each Board may have attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Trustees also took into account those interests of the Portfolio that were in common with those of the other Portfolios.

Significantly in this respect, JPMIA or JPMIM, as applicable, and the Portfolios’ administrator have contractually agreed to waive fees or reimburse the expenses of the JPMorgan Insurance Portfolios, as needed, in order to assure that, for the Acquired Portfolios in the Reorganizations, the net expense ratio for the Acquiring Portfolios is at least equal to the net expense level currently in effect, if not lower. These contractual fee waivers or reductions and expense reimbursements will continue in effect through at least April 30, 2010.

Additionally, by eliminating overlapping or duplicative portfolio offerings and streamlining portfolio operations, the Reorganizations and other integration initiatives may enhance growth prospects for the Portfolios by facilitating the development of expanded Portfolio distribution. Similarly, shareholders may benefit from the Reorganizations through the combined Portfolios having a larger asset base, which may provide greater investment opportunities for the Portfolios and the ability to take larger portfolio positions and operate more efficiently. However, there can be no assurance that the combined Portfolios will produce more efficient operations or that economies of scale will be realized.

The Boards also noted favorably that the Reorganizations would be structured as federal tax-free transactions. For purposes of federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders, and JPMIA or JPMIM, as applicable, and the Portfolios’ administrator rather than the Portfolios, would bear the costs and expenses of the Reorganizations, except for brokerage fees and expenses, which would be borne by the Portfolios.

THE BOARDS OF THE J.P. MORGAN SERIES TRUST II AND THE JPMORGAN INSURANCE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND THAT SHAREHOLDERS OF THE ACQUIRED PORTFOLIOS APPROVE THE REORGANIZATIONS.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the Acquired Portfolio and Acquiring Portfolio will receive a legal opinion from Ropes & Gray LLP to the effect that for federal income tax purposes:

(1)  The transfer of the Acquired Portfolio’s assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption of the Acquired Portfolio’s liabilities, followed by a distribution of those shares to the Separate Accounts, as shareholders of the Acquired Portfolio, and the termination of the Acquired Portfolio will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Portfolio and Acquired Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)  Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Acquired Portfolio solely in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(3)  Under Section 362(b) of the Code, the Acquiring Portfolio’s tax basis in the Acquired Portfolio assets acquired by the Acquiring Portfolio in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Portfolio immediately prior to the Reorganization;

(4)  Under Section 1223(2) of the Code, the holding periods in the hands of the Acquiring Portfolio of the assets of the Acquired Portfolio acquired by the Acquiring Portfolio in the Reorganization will include the periods during which those assets were held by the Acquired Portfolio;

(5)  Under Section 361 of the Code, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, or upon the distribution (whether actual or constructive) of shares of the Acquiring Portfolio by the Acquired Portfolio to the Separate Accounts, as shareholders of the Acquired Portfolio, in exchange for their shares of the Acquired Portfolio;

(6)  Under Section 354 of the Code, the Separate Accounts, as shareholders of the Acquired Portfolio, will not recognize a gain or loss upon the exchange of their shares of the Acquired Portfolio for shares of the Acquiring Portfolio in liquidation of the Acquired Portfolio;

(7)  Under Section 358 of the Code, the aggregate tax basis for the shares of the Acquiring Portfolio that the Separate Accounts, as shareholders of the Acquired Portfolio, receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Portfolio exchanged therefor;

(8)  Under Section 1223(1) of the Code, the holding period for the shares of the Acquiring Portfolio that a Separate Account, as a shareholder of the Acquired Portfolio, receives in the Reorganization will include the period during which the shares of the Acquired Portfolio exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such shares of the Acquired Portfolio as capital assets; and

(9)  The Acquiring Portfolio will succeed to and take into account the items of the Acquired Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

The opinion will be based on certain factual certifications made by the Acquired Portfolio and the Acquiring Portfolio and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with Ropes & Gray LLP’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of each Reorganization, the Acquired Portfolio will, and the Acquiring Portfolio may, declare a distribution to shareholders, the Separate Accounts, that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders. However, as long as contracts funded through the Separate Accounts of the Participating Insurance Company qualify as annuity contracts or life insurance policies under Section 72 or section 7702(a) of the Code, respectively, any such distributions will not be currently taxable to variable contract owners and the Reorganization will not otherwise create any tax liability for variable contract owners.

The realized and unrealized gains and losses of each of the Acquired Portfolio and the Acquiring Portfolio at the time of the Reorganization will determine the extent to which the combining Portfolios’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Portfolio following the Reorganization, and consequently the extent to which the combined Portfolio may be required to distribute gains to its shareholders, the Separate Accounts, earlier than would have been the case absent the Reorganization.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ or variable contract owners’ particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF
THE ACQUIRING PORTFOLIOS

JPMorgan Investment Advisors Inc. (“JPMIA”) is the investment adviser to the JPMorgan Insurance Trust Core Bond Portfolio, the JPMorgan Insurance Trust Diversified Equity Portfolio and the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio (the “JPMIA Acquiring Portfolios”). JPMIA, 1111 Polaris Parkway, Columbus, OH 43240, makes the day-to-day investment decisions for the JPMIA Acquiring Portfolios and continuously reviews, supervises and administers the

JPMIA Acquiring Portfolios’ investment programs. JPMIA performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Acquiring Portfolios. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

During the fiscal year ended December 31, 2007, the following advisory fees were paid to JPMIA at an annual rate as a percentage of each JPMIA Acquiring Portfolio’s average daily net assets:

JPMorgan Insurance Trust Core Bond Portfolio	0.35%*
JPMorgan Insurance Trust Diversified Equity Portfolio	0.55%
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	0.49%*

*  This amount includes fee waivers

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to the JPMorgan Insurance Trust International Equity Portfolio and the JPMorgan Insurance Trust Small Cap Equity Portfolio (the “JPMIM Acquiring Portfolios”). JPMIM, 245 Park Avenue, New York, NY 10167, makes the day-to-day investment decisions for the JPMIM Acquiring Portfolios and continuously reviews, supervises and administers the JPMIM Acquiring Portfolios’ investment program. JPMIM performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of the Acquiring Portfolios advised by JPMIM. JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.

During the fiscal year ended December 31, 2007, the following advisory fees were paid to JPMIM at an annual rate as a percentage of each JPMIM Acquiring Portfolio’s average daily net assets:

JPMorgan Insurance Trust International Equity Portfolio	0.00%*
JPMorgan Insurance Trust Small Cap Equity Portfolio	0.00%*

*  This amount includes fee waivers

Additional Compensation to Financial Intermediaries

JPMIA, JPMIM, and from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolios. For the Portfolios, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide variable contract holder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.

Performance of the Acquiring Portfolios and Certain Acquired Portfolios

The bar charts and tables that follow provide some indication of the risk of an investment in each Acquiring Portfolio by showing changes in the Portfolio’s performance from year to year. The bar charts show each Acquiring Portfolio’s performance for each full calendar year since inception or over the past ten years. The table shows each Portfolio’s average annual total returns for different calendar periods over the life of the Portfolio.

Following the Reorganization, several of the Acquired Portfolios will be the survivor of the Reorganization for accounting and performance purposes, and therefore the performance information below for their respective Acquiring Portfolios is less relevant for those Acquired Portfolio shareholders. For comparison purposes, included below is the performance information for those Acquired Portfolios that are the accounting and performance survivors. The Acquired Portfolio accounting and performance survivors are as follows: the JPMorgan International Equity Portfolio, the JPMorgan Mid Cap Value Portfolio, and the JPMorgan Small Company Portfolio.

Past performance is not necessarily an indication of how any of the Portfolios will perform in the future.

These calculations assume that all dividends and distributions are reinvested in the Portfolios. Some of the companies that provide services to the Portfolios have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than shown. To obtain current yield information call (800) 480-4111 or visit www.jpmorganfunds.com. Performance information for the Portfolio should not be compared with other funds that offer their shares directly to the public because the figures provided do not reflect charges imposed by variable insurance contracts or Eligible Plans. Performance for the variable insurance contracts or Eligible Plans will reflect the deduction of any applicable charges and will therefore be lower than that of the Portfolio. Variable insurance contract holders should consult the applicable prospectus for their contract. Please see “SUMMARY — Comparison of Fees and Expenses” for information about the difference among the share classes.

JPMorgan Insurance Trust Core Bond Portfolio

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	3rd quarter, 2001	5.08%	Worst Quarter	2nd quarter, 2004	–2.30%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on 3/31/99.

1	The Portfolio’s fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years

CLASS 1 SHARES	6.31	4.16	5.84

LEHMAN BROTHERS U.S. AGGREGATE INDEX1,ˆ	6.97	4.42	5.97

LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX2,ˆ	8.88	4.02	5.64

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on 3/31/99.

1	The Lehman Brothers U.S. Aggregate Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

JPMorgan Insurance Trust International Equity Portfolio

  YEAR-BY-YEAR RETURNS1,2

Best Quarter	2nd quarter, 2007	6.85%	Worst Quarter	4th quarter, 2007	–1.02%

1	The Fund’s fiscal year end is 12/31.

2	As of the date of this prospectus, the Class 1 Shares have not commenced operations and therefore, the performance shown is that of the Portfolio’s Class 2 Shares, which invest in the same portfolio of securities. Class 2 Shares are not offered in this prospectus. The actual returns of Class 1 Shares would have been different than the returns shown because Class 2 Shares have different expenses.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time for periods ended December 31, 2007*

	Past 1 Year	Life of Portfolio[3]
CLASS 2 SHARES	9.80	15.28

MSCI EAFE INDEX1,ˆ	11.17	17.76

LIPPER VARIABLE UNDERLYING FUNDS INTERNATIONAL CORE FUNDS INDEX2,ˆ	2.32	9.47

*	As of the date of this prospectus, the Class 1 Shares have not commenced operations and therefore, the performance shown is that of the Portfolio’s Class 2 Shares, which invest in the same portfolio of securities. Class 2 Shares are not offered in this prospectus. The actual returns of Class 1 Shares would have been different than the returns shown because Class 2 Shares have different expenses.

1	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds International Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

3	The Portfolio commenced operations on 9/15/06. Performance for the indexes is as of 9/30/06.

ˆ	Investors cannot invest directly in an index.

JPMorgan International Equity Portfolio*

  YEAR-BY-YEAR RETURNS1

Best Quarter	4th quarter, 1998	21.06%	Worst Quarter	3rd quarter, 2002	–20.84%

*	The accounting and performance survivor after the Reorganization.

1	The Portfolio’s fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2007

	Past 1 Year	Past 5 Years	Past 10 Years
JPMORGAN INTERNATIONAL EQUITY PORTFOLIO	9.33	18.28	6.30

MSCI EAFE INDEX1, ˆ	11.17	21.59	8.66

LIPPER VARIABLE UNDERLYING FUNDS INTERNATIONAL CORE FUNDS INDEX2, ˆ	2.32	19.64	5.73

1	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Total return figures assume the reinvestment of dividends. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds International Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	2nd quarter, 2003	15.95%	Worst Quarter	3rd quarter, 2002	–17.74%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Intrinsic Value Fund on 3/31/99.

1	The Portfolio’s fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years

CLASS 1 SHARES	0.92	14.64	8.18

RUSSELL MIDCAP® VALUE INDEX1,ˆ	(1.42)	17.92	10.18

LIPPER VARIABLE UNDERLYING FUNDS MID-CAP VALUE FUNDS INDEX2,ˆ	(9.00)	15.07	N/A**

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Intrinsic Value Fund on 3/31/99.

1	The Russell Midcap® Value Index is an unmanaged index which measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Mid-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

**	Index did not exist for the complete period.

JPMorgan Mid Cap Value Portfolio*

  YEAR-BY-YEAR RETURNS1

Best Quarter	2nd quarter, 2003	14.04%	Worst Quarter	3rd quarter, 2002	–8.41%

*	The accounting and performance survivor after the Reorganization.

1	The Portfolio’s fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time for periods ended December 31, 20071

	Past 1 Year	Past 5 Years	Life of Portfolio
JPMORGAN MID CAP VALUE PORTFOLIO	2.45	15.46	14.25

RUSSELL MIDCAP® VALUE INDEX2,ˆ	(1.42)	17.92	14.32

LIPPER VARIABLE UNDERLYING FUNDS MID-CAP VALUE FUNDS INDEX3,ˆ	(9.00)	15.07	10.44

1	The Portfolio commenced operations on 9/28/01. Performance for the indexes is as of 9/30/01.

2	The Russell Midcap® Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

3	The performance of the Lipper Variable Underlying Funds Mid-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

JPMorgan Insurance Trust Small Cap Equity Portfolio

  YEAR-BY-YEAR RETURNS1,2

Best Quarter	1st quarter, 2007	6.06%	Worst Quarter	4th quarter, 2007	–7.94%

1	The Fund’s fiscal year end is 12/31.

2	As of the date of this prospectus, the Class 1 Shares have not commenced operations and therefore, the performance shown is that of the Portfolio’s Class 2 Shares, which invest in the same portfolio of securities. Class 2 Shares are not offered in this prospectus. The actual returns of Class 1 Shares would have been different than the returns shown because Class 2 Shares have different expenses.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time for periods ended December 31, 2007*

	Past 1 Year	Life of Portfolio[3]
CLASS 2 SHARES	(6.10)	0.46

RUSSELL 2000 INDEX1,ˆ	(1.57)	5.72

LIPPER VARIABLE UNDERLYING FUNDS SMALL CAP CORE FUNDS INDEX2,ˆ	(8.49)	0.63

*	As of the date of this prospectus, the Class 1 Shares have not commenced operations and therefore, the performance shown is that of the Portfolio’s Class 2 Shares, which invest in the same portfolio of securities. Class 2 Shares are not offered in this prospectus. The actual returns of Class 1 Shares would have been different than the returns shown because Class 2 Shares have different expenses.

1	The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Small Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

3	The Portfolio commenced operations on 9/15/06. Performance for the indexes is as of 9/30/06.

ˆ	Investors cannot invest directly in an index.

JPMorgan Small Company Portfolio*

  YEAR-BY-YEAR RETURNS1

Best Quarter	4th quarter, 1999	34.41%	Worst Quarter	3rd quarter, 1998	–21.67%

*	The accounting and performance survivor after the Reorganization.

1	The Portfolio’s fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time for periods ended December 31, 2007

	Past 1 Year	Past 5 Years	Past 10 Years
JPMORGAN SMALL COMPANY PORTFOLIO	(5.67)	14.17	5.40

RUSSELL 2000® INDEX1,ˆ	(1.57)	16.25	7.08

LIPPER VARIABLE UNDERLYING FUNDS SMALL-CAP CORE FUNDS INDEX2,ˆ	(10.53)	13.05	6.04

1	The Russell 2000® Index is an unmanaged index, which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000® Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

2	The performance of the Lipper Variable Underlying Funds Small-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

JPMorgan Insurance Trust Diversified Equity Portfolio

  YEAR-BY-YEAR RETURNS*,1

Best Quarter	2nd quarter, 2003	16.73%	Worst Quarter	3rd quarter, 2002	–17.22%

*	The bar chart reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on 3/31/99.

1	The Portfolio’s fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2007*

	Past 1 Year	Past 5 Years	Past 10 Years

CLASS 1 SHARES	10.45	12.09	3.60

S&P 500 INDEX1,ˆ	5.49	12.83	5.91

LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX2,ˆ	(2.16)	11.36	2.77

*	The table reflects that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on 3/31/99.

1	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses. The index for the Portfolio has changed from the S&P SuperComposite 1500 Index to the S&P 500 Index in order to better represent the revised investment policies of the Portfolio.

2	The performance of the Lipper Variable Underlying Funds Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

ˆ	Investors cannot invest directly in an index.

ADDITIONAL INFORMATION ABOUT
THE ACQUIRING PORTFOLIOS AND ACQUIRED PORTFOLIOS

Information about the JPMorgan Insurance Portfolio is included in (i) the SAI related to this Proxy Statement/Prospectus; (ii) the Annual Report for each Portfolio dated December 31, 2007; and (iii) the Semi-Annual Report for each Portfolio for the six-month period ended June 30, 2008.

Information about the Government Bond Portfolio is included in (i) the Prospectus of JPMorgan Insurance Trust (Class 1 Shares) dated May 1, 2008, as supplemented; (ii) the SAI for JPMorgan Insurance Trust filed May 1, 2008, as supplemented; (iii) the Annual Report dated December 31, 2007; and (iv) the Semi-Annual Report for the six-month period ended June 30, 2008. Information about the Series Trust II Portfolios is included in (i) the Prospectuses for the Series Trust II Portfolios dated May 1, 2008, as supplemented; (ii) the SAI for J.P. Morgan Series Trust II filed May 1, 2008, as supplemented; (iii) the Annual Reports for each Series Trust II Portfolio dated December 31, 2007; and (iv) the Semi-Annual Reports for each Series Trust II Portfolio for the six-month period ended June 30, 2008.

Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the relevant Portfolio at (800) 480-4111, by writing to the relevant Portfolio at JPMorgan Funds Services, PO Box 8528, Boston, MA 02266-8528, or (with the exception of the Proxy Statement/Prospectus) by visiting the JPMorgan Funds website at www.jpmorganfunds.com.

JPMorgan Insurance Portfolios, the Government Bond Portfolio, and J.P. Morgan Series Trust II Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

Financial Highlights

The financial highlights of the Acquiring Portfolios and the accounting and performance surviving Acquired Portfolios that are contained in Appendix F have been derived from financial statements audited by PricewaterhouseCoopers LLP.

Distributor

JPMorgan Distribution Services, Inc., (“JPMDS”) whose address is 1111 Polaris Parkway, Columbus, OH 43240, serves as the distributor to the Acquiring Portfolios. JPMDS is an affiliate of JPMIM, JPMIA and JPMorgan Chase Bank, N.A., and is a direct, wholly-owned subsidiary of JPMorgan Chase.

Administrator

JPMorgan Funds Management, Inc. whose address is 1111 Polaris Parkway, Columbus, Ohio 43240, serves as administrator for the Trusts (“JPMorgan Funds Management” or the “Administrator”). JPMorgan Funds Management is an affiliate of JPMIA and JPMIM, the advisers to the Portfolios, and is an indirect wholly-owned subsidiary of JPMorgan Chase.

FORM OF ORGANIZATION

Each of the Acquiring Portfolios and one of the Acquired Portfolios, the JPMorgan Insurance Trust Government Bond Portfolio, is a diversified series of the JPMorgan Insurance Trust (formerly called the JPMorgan Investment Trust and The One Group Investment Trust), an open-end management investment company formed as a Massachusetts business trust on June 7, 1993. JPMorgan Insurance Trust is governed by a Board of Trustees consisting of twelve members.

Other than the Government Bond Portfolio, each of the Acquired Portfolios is a diversified series of the J.P. Morgan Series Trust II, an open-end management investment company organized as a Delaware business trust on October 28, 1993. J.P. Morgan Series Trust II is governed by a Board of Trustees consisting of six members.

As described above, the shareholders of the Acquiring Portfolios are considering the reorganization of the Acquired Portfolios into the JPMorgan Insurance Trust.

The chart in Appendix G provides additional information with respect to the similarities and differences in the forms of organization of these entities. Shareholders and variable contract owners should refer to the provisions of the governing documents of these entities and the relevant state law for a more thorough comparison.

CAPITALIZATION

The portfolios of the Acquired Portfolios are available exclusively as funding vehicles for variable contracts offered by the separate accounts (or sub-accounts thereof) (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”). Individual owners of or participants in variable contracts are not the “shareholders” of the Acquired Portfolios. Rather, the Participating Insurance Companies and their Separate Accounts are the shareholders of the Acquired Portfolios. In accordance with certain interpretations by the staff of the SEC with respect to voting requirements of investment companies funding variable contracts, each Participating Insurance Company will offer to variable contract owners that have allocated their variable contract values to the Acquired Portfolios the opportunity to instruct the Participating Insurance Company as to how it should vote the Acquired Portfolio shares held by the Separate Accounts with respect to the proposals to be considered at the Meeting.

Only shareholders of record at the close of business on the Record Date will be entitled to receive notice of, and to vote at, the Meeting. As noted above, the Participating Insurance Companies and their Separate Accounts are the only shareholders of each Portfolio of the Acquired Portfolios. However, each Participating Insurance Company will vote the shares of each Portfolio at the Meeting in accordance with the timely instructions received from their respective variable contract owners. Each Participating Insurance Company will vote shares attributable to variable contracts as to which no timely instructions are received in the same proportion (for, against, or withhold) as those for which timely instructions are received. If a duly executed and dated voting instructions card is received that does not specify a choice, the Participating Insurance Company will consider its timely receipt as an instruction to vote in favor of each of the applicable proposals. Variable contract owners may revoke previously submitted voting instructions given to their respective Participating Insurance Companies at any time prior to the Meeting by submitting to the Acquired Funds subsequently dated voting instructions, delivering to the Acquired Portfolios a written notice of revocation, or otherwise giving notice of revocation in person at the Meeting, in all cases prior to the exercise of the authority granted in the proxy/voting instructions.

The following table shows the capitalization of each of the Acquiring Portfolios and each of the Acquired Portfolios as of June 30, 2008, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The shares of Acquiring Portfolios and the Government Bond Portfolio are designated as Class 1 shares. Shares of the Series Trust II Portfolios do not have a class designation, and so the share amount shown represents all outstanding shares of those Portfolios. The pro forma capitalization information is for informational purposes only. For the three Reorganizations for which the Series Trust II Portfolios is the accounting and performance survivor, the Series Trust II Portfolio will perform a stock split or reverse stock split immediately prior to the closing, using the appropriate ratio so that the net asset value of both Portfolios are equal. These adjustments are reflected in the following capitalization tables. No assurance can be given as to how many shares of the Acquiring Portfolios will be received by variable contract holders of the Acquired Portfolios on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Portfolio that actually will be received.

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments	Pro Forma JPMorgan Insurance Trust Core Bond Portfolio (with JPMorgan Bond Portfolio only)*
Class 1 Net Assets	$34,742,566	$177,141,826	$—	$211,884,392
Shares Outstanding	3,555,627	16,210,150	(376,984)	19,388,793
Net Asset Value Per Share	$9.77	$10.93	$—	$10.93

Class 2 Net Assets	$—	$16,569	$—	$16,569
Shares Outstanding	—	1,518	—	1,518
Net Asset Value Per Share	$—	$10.92	$—	$10.92

	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments	Pro Forma JPMorgan Insurance Trust Core Bond Portfolio (with JPMorgan Insurance Trust Government Bond Portfolio only)*
Class 1 Net Assets	$145,991,667	$177,141,826	$—	$323,133,493
Shares Outstanding	13,183,803	16,210,150	173,166	29,567,119
Net Asset Value Per Share	$11.07	$10.93	$—	$10.93

Class 2 Net Assets	$—	$16,569	$—	$16,569
Shares Outstanding	—	1,518	—	1,518
Net Asset Value Per Share	$—	$10.92	$—	$10.92

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments	Pro Forma JPMorgan Insurance Trust Core Bond Portfolio (with both JPMorgan Bond Portfolio and JPMorgan Insurance Trust Government Portfolio)*
Class 1 Net Assets	$34,742,566	$145,991,667	$177,141,826	$—	$357,867,059
Shares Outstanding	3,555,627	13,183,803	16,210,150	(203,819)	32,745,761
Net Asset Value Per Share	$9.77	$11.07	$10.93	$—	$10.93

Class 2 Net Assets	$—	$—	$16,569	$—	$16,569
Shares Outstanding	—	—	1,518	—	1,518
Net Asset Value Per Share	$—	$—	$10.92	$—	$10.92

*  Because both the JPMorgan Bond Portfolio and JPMorgan Insurance Trust Government Bond Portfolio may be reorganized with and into the JPMorgan Insurance Trust Core Bond Portfolio, the pro forma columns represent the three possibilities that may result from the vote of the variable contract holders: (1) shareholders approve the JPMorgan Bond Portfolio Reorganization but do not approve the JPMorgan Insurance Trust Government Bond Portfolio Reorganization; (2) shareholders approve the JPMorgan Insurance Trust Government Bond Portfolio Reorganization but do not approve the JPMorgan Bond Portfolio Reorganization; or (3) shareholders approve both the JPMorgan Bond Portfolio Reorganization and the JPMorgan Insurance Trust Government Bond Portfolio Reorganization.

	JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolioˆ	Pro Forma Adjustments		Pro Forma JPMorgan Insurance Trust International Equity Portfolio
Class 1 Net Assets	$69,514,770	$—	$—		$69,514,770
Shares Outstanding	5,722,589	—	(1,257,928	)*	4,464,661
Net Asset Value Per Share	$12.15	$—	$—		$15.57

Class 2 Net Assets	$—	$5,398,012	$—		$5,398,012
Shares Outstanding	—	346,754	—		346,754
Net Asset Value Per Share	$—	$15.57	$—		$15.57

ˆ  The Portfolio’s Class 1 Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Portfolio’s Class 1 Shares.

*  Includes shares relating to the stock/reverse stock split.

	JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	Pro Forma Adjustments		Pro Forma JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Class 1 Net Assets	$263,974,809	$40,476,173	$—		$304,450,982
Shares Outstanding	10,248,472	6,471,311	31,987,497	*	48,707,280
Net Asset Value Per Share	$25.76	$6.25	$—		$6.25

*  Includes shares relating to the stock/reverse stock split.

	JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolioˆ	Pro Forma Adjustments		Pro Forma JPMorgan Insurance Trust Small Cap Equity Portfolio
Class 1 Net Assets	$70,995,700	$—	$—		$70,995,700
Shares Outstanding	5,274,689	—	772,645	*	6,047,334
Net Asset Value Per Share	$13.46	$—	$—		$11.74

Class 2 Net Assets	$—	$2,781,610	$—		$2,782,610
Shares Outstanding	—	236,924	—		236,924
Net Asset Value Per Share	$—	$11.74	$—		$11.74

ˆ  The Portfolio’s Class 1 Shares have not yet commenced operations as of the date of this Proxy Statement/Prospectus, and there are not currently any Net Assets, Shares Outstanding, and Net Asset Value Per Share for the Portfolio’s Class 1 Shares.

*  Includes shares relating to the stock/reverse stock split.

	JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio	Pro forma Adjustments		Pro Forma JPMorgan Insurance Trust Diversified Equity Portfolio
Class 1 Net Assets	$39,132,721	$182,765,201		$—	$221,897,922
Shares Outstanding	2,805,141	12,474,401		(133,966)	15,145,576
Net Asset Value Per Share	$13.95	$14.65		$—	$14.65

Class 2 Net Assets	$—	$16,368	$		$16,368
Shares Outstanding	—	1,119			1,119
Net Asset Value Per Share	$—	$14.63		$—	$14.63

DIVIDENDS AND DISTRIBUTIONS

Each of the Portfolios declare ordinary income dividends annually and pay them annually. Capital gains, if any, for each of the Portfolios are distributed at least annually. For all Portfolios, all dividends and distributions are reinvested automatically in additional shares of the respective Portfolio at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganizations, Acquired Portfolio shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from the relevant Acquiring Portfolio. Prior to each Reorganization, an Acquired Portfolio will distribute substantially all of its taxable income and realized net capital gain, if any, to its current shareholders.

OTHER BUSINESS

Neither Board intends to present any other business at the Meeting with respect to the Portfolios. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

JPMorgan Insurance Portfolio shareholders who wish to communicate with the Board of JPMorgan Insurance Trust should send communications in writing to the attention of the Secretary of JPMorgan Insurance Trust at 245 Park Avenue, New York, NY 10167, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholder communications received during the prior quarter, which summary shall identify the substance of such communications.

Series Trust II Portfolio shareholders who wish to communicate with the Board of Trustees of J.P. Morgan Series Trust II should send communications in writing to the attention of the Secretary of J.P. Morgan Series Trust II at 245 Park Avenue, New York, New York, 10167, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board. The Secretary will maintain a copy of any such communication and promptly forward each such communication to the Board no less frequently than monthly. The Board of Trustees will periodically review such communications and determine how to respond.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxy cards and voting instructions cards and related voting instructions by the Boards to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of Special Meeting, a proxy card and a voting instructions card, is first being mailed to Affected Contract Owners on or about [January   , 2009]. Only shareholders of record as of the close of business on the Record Date will be entitled to receive notice of, and to vote at, the Meeting or any adjournments or postponements thereof. As an Affected Contract Owner with a variable contract value allocated to the Acquired Portfolios as of the close of business on the Record Date, you are entitled to instruct your Participating Insurance Company how to vote the shares of the Acquired Portfolios attributable to your variable contract. If the enclosed voting instructions card is properly executed and returned in time to be voted at the Meeting, the Participating Insurance Companies named therein will vote the shares represented by the voting instructions card in accordance with the instructions marked thereon. Unmarked but properly executed voting instructions cards will be voted by the relevant Participating Insurance Company FOR the Reorganizations and FOR any other matters deemed appropriate.

A voting instructions card executed by an Affected Contract Owner may be revoked at any time prior to the Participating Insurance Company voting the shares represented thereby by the Affected Contract Owner by providing the Participating Insurance Company with a properly executed written revocation of the voting instructions card or by the Affected Contract Owner providing the Participating Insurance Company with proper later-dated voting instructions by telephone or by the Internet. In addition, any Affected Contract Owner who attends the Meeting in person may provide voting instructions by voting instructions card at the Meeting, thereby canceling any previous voting instructions.

Unless revoked, all valid and executed voting instructions cards will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR the Reorganizations.

It is expected that each of the Participating Insurance Companies will attend the Meeting in person or by proxy and will vote Portfolio shares held by it in accordance with the voting instructions received from their respective Affected Contract Owners. As noted above, each Participating Insurance Company will vote the shares for which it receives timely voting instructions from its respective Affected Contract Owners in accordance with those voting instructions. Shares for which a Participating Insurance Company receives no timely voting instructions from Affected Contract Owners will be voted by that Participating Insurance Company FOR or AGAINST approval of each proposal, or as an abstention, in the same proportion as the shares for which Affected Contract Owners have provided voting instructions to the Participating Insurance Company. Shares of the Acquired Portfolios owned by a Participating Insurance Company will also be voted in the same proportions as the shares for which voting instructions have been received from Affected Contract Owners.

Proxy Solicitation

Voting instructions are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of the Acquired Portfolios, JPMIM and their affiliates or by proxy soliciting firms retained by the Portfolios. JPMIA and JPMIM do not anticipate the need for a proxy soliciting firm; however, they have arranged that Computershare be available should JPMIA and JPMIM later determine that the services of a proxy soliciting firm are needed. Though JPMIA and JPMIM do not anticipate needing to use Computershare’s services, in the event Computershare’s services are needed, among other things, Computershare will be: (i) required to maintain the confidentiality of all Affected Contract Owner information; (ii) prohibited from selling or otherwise disclosing to any third party variable contract holder information; and (iii) required to comply with applicable state telemarketing laws. If Computershare is retained, the cost of retaining Computershare will be deemed an expense relating to the Meeting. In addition, each Portfolio’s adviser or administrator will reimburse each Participating Insurance Company for expenses incurred in forwarding solicitation material to their Affiliated Contract Owners. The cost of the solicitation will be borne by JPMIA, JPMIM and their affiliates.

As the meeting date approaches, Affected Contract Owners may receive a call from a representative of JPMIM or JPMIA, an affiliate of JPMIM or JPMIA, Computershare, or the Participating Insurance Company if the relevant Participating Insurance Company has not yet received voting instructions (each, a “Solicitor”). Authorization to permit a Solicitor to execute voting instructions may be obtained by telephonic or electronically transmitted instructions from Affected Contract Owners.

Voting instructions that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Portfolios believes that these procedures are reasonably designed to ensure that the identity of the Affected Contract Owner providing the voting instructions is accurately determined and that the voting instructions of the Affected Contract Owner are accurately determined. In all cases where telephonic voting instructions are solicited, a Solicitor is required to ask the Affected Contract Owner for his or her full name, address, social security number or employer identification number, title (if the person giving the voting instructions is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the variable contract holder has received this Proxy Statement in the mail.

If the Affected Contract Owner information solicited agrees with the information provided to a Solicitor, such Solicitor has the responsibility to explain the process, read the proposals listed on the voting instructions card, and ask for the Affected Contract Owner’s voting instructions on each proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the Affected Contract Owner how to instruct the relevant Participating Insurance Company to vote, other than to read any recommendation set forth in this Proxy Statement. The Solicitor will record the Affected Contract Owner’s instructions on the voting instructions card.

Quorum

With respect to the Series Trust II Acquired Portfolios, thirty-three and one-third percent of shares that are outstanding at the close of business on the Record Date, if present in person or represented by proxy, will constitute a quorum for the relevant Meeting. With respect to the Government Bond Portfolio, a majority of the shares that are outstanding at the close of business on the Record Date, if present in person or represented by proxy, will constitute a quorum for the relevant Meeting.

Vote Required

For each of the Acquired Portfolios, approval of a Reorganization Agreement will require, if a quorum is present at the relevant Meeting, the affirmative vote of a majority of the outstanding voting securities of such Acquired Portfolio, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of such Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of such Acquired Portfolio.

Shareholders of each Acquired Portfolio are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Adjournments

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the relevant Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn a Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to variable contract holders with respect to the reasons for the solicitation. In addition, if in the judgment of the persons named as proxies, it is advisable to defer action on one or more proposals, such persons may propose one or more adjournments of the Meeting with respect to any such proposal for a reasonable period or periods. In the event of an adjournment, no further notice is needed other than announcement at the Meeting to be adjourned. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all variable contract holders.

Effect of Abstentions and Broker “Non-Votes”

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the applicable Acquired Fund as tellers for the Meeting. The tellers will count the total number of votes cast “FOR” approval of the Reorganization for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by the proxy cards that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum, but will have the effect of a negative vote on the proposal. Shares attributable to amounts retained by each Participating Insurance Company will be voted in the same proportion as voting instructions cards received from Contract Owners. Accordingly, there are not expected to be any “broker non-votes.”

Record Date, Outstanding Shares and Interests of Certain Persons

Only shareholders of record of the Acquired Portfolios at the close of business on the Record Date are entitled to receive notice of, and to vote at, their respective Meeting and at any postponement or adjournment thereof. The chart below lists the number of shares of each Acquired Portfolio that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio
JPMorgan Insurance Trust Government Bond Portfolio

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of any of the Acquired Portfolios or Acquiring Portfolios. Shareholders indicated below holding greater than 25% or more of a Portfolio are “controlling persons” under the 1940 Act.

Portfolio	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Portfolio	Percentage of Combined Portfolio after Reorganization*

*  On a pro forma basis assuming the value of the shareholder’s interest in the Portfolio on the date of consummation is the same as on the Record Date.

As of the Record Date, the officers and Trustees of JPMorgan Insurance Trust beneficially owned as a group less than 1% of the outstanding securities of each of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Equity Portfolio, and JPMorgan Insurance Trust Government Bond Portfolio.

As of the Record Date, the officers and Trustees of J.P. Morgan Series Trust II beneficially owned as a group less than 1% of the outstanding securities of each of the JPMorgan Bond Portfolio, the JPMorgan International Equity Portfolio, the JPMorgan Mid Cap Value Portfolio, the JPMorgan Small Company Portfolio and the JPMorgan U.S. Large Cap Core Equity Portfolio.

The votes of the shareholders of the Acquiring Portfolios are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the JPMorgan Insurance Portfolios will be passed upon by Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900, Washington, D.C. 20005-3948. Also, please see Appendix A for information on legal proceedings. None of the actions described in Appendix A allege that any unlawful activity took place with respect to any Portfolio whose shares are offered in this Proxy Statement/Prospectus.

THE BOARD OF THE JPMORGAN INSURANCE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE GOVERNMENT BOND PORTFOLIO APPROVE THE REORGANIZATION AGREEMENTS.

THE BOARD OF J.P. MORGAN SERIES TRUST II, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE J.P. MORGAN SERIES TRUST II PORTFOLIOS APPROVE THE REORGANIZATION AGREEMENT.

APPENDIX A

LEGAL PROCEEDINGS

None of the actions described below allege that any unlawful activity took place with respect to any Portfolio whose shares are discussed in this prospectus.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA, which were series of One Group Mutual Funds, into possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

A-1

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

A-2

APPENDIX B

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the JPMorgan Insurance Trust, a Massachusetts business trust, and J.P. Morgan Series Trust II, a Delaware statutory trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF REORGANIZATION AGREEMENT AMONG J.P. MORGAN SERIES TRUST II PORTFOLIOS AND JPMORGAN INSURANCE TRUST PORTFOLIOS

JPMORGAN INSURANCE TRUST
J.P. MORGAN SERIES TRUST II

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ___ day of __________ , 2009, by and between JPMorgan Insurance Trust, a Massachusetts business trust (“JPMIT”), on behalf of its series set forth on Schedule A, (each an “Acquiring Fund,” and together the “Acquiring Funds”), and J.P. Morgan Series Trust II, a Delaware statutory trust (“Series Trust II”), on behalf of its series set forth on Schedule A, (each an “Acquired Fund,” and together the “Acquired Funds”).

WHEREAS, each of the Acquired Funds and the Acquiring Funds is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of each Acquired Fund to the respective Acquiring Fund in exchange solely for shares of beneficial interest of such Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the respective Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the Shareholders of each Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganizations”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Trustees of JPMIT have determined, with respect to each Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the respective Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of such Acquired Fund by the Acquiring Fund is in the best interests of each Acquiring Fund and that the interests of the existing Shareholders of the Acquiring Funds would not be diluted as a result of these transactions; and

WHEREAS, the Trustees of Series Trust II have determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the respective Acquiring Fund is in the best interests of each Acquired Fund and that the interests of the existing Shareholders of the Acquired Funds would not be diluted as a result of these transactions;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATIONS

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Series Trust II, on behalf of each Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the respective Acquiring Fund, and JPMIT, on behalf of each Acquiring Fund, agrees in exchange therefor: (a) to deliver to the respective Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of such Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the respective Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”). For purposes of this Agreement, the term Acquiring Fund Shares should be read to be the Class 1 shares of each Acquiring Fund.

1.2 The property and assets of Series Trust II attributable to each Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by JPMIT, on behalf of the respective Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). Each Acquired Fund will sell, assign, convey, transfer and deliver to the respective Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3 Each Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date, as defined below. JPMIT, on behalf of each Acquiring Fund, shall assume all of the liabilities of the respective Acquired Fund, whether accrued or contingent, known or unknown, including without limitation all indemnification obligations of Series Trust II with respect to current and former members of the Board and officers of Series Trust II with respect to any action or omission relating to an Acquired Fund prior to the consummation of the transactions described in paragraphs 1.1 and 1.2 of this Agreement to the extent permitted by applicable law and as set forth in Series Trust II’s Charter (as defined below) and By-laws, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, each Acquired Fund will declare and pay to its Shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately following the actions contemplated by paragraph 1.1, Series Trust II shall take such actions necessary to complete the liquidation of each Acquired Fund. To complete the liquidation, Series Trust II, on behalf of each Acquired Fund, shall (a) distribute to its Shareholders of record as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by Series Trust II, on behalf of an Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of such Acquired Fund on the books of the respective Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of each Acquired Fund. The Acquiring Funds shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the respective Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7 The consummation of the transactions provided for in this Agreement with respect to an Acquired Fund and the respective Acquiring Fund is not contingent upon the consummation of the transactions provided for in this Agreement as to any other Acquired Fund(s) and Acquiring Fund(s).

2.	VALUATION

2.1 The value of the Assets of each Acquired Fund shall be determined as of 4:00 pm Eastern Time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the respective Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2 The net asset value per share of each Acquiring Fund’s Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by JPMIT’s Board of Trustees.

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined with respect to each Acquired Fund by dividing the value of the net assets with respect to the Acquired Fund Shares, determined as set forth in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be April   , 2009, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., Eastern Time. The Closing shall be held at the offices of J.P. Morgan Investment Management Inc. or at such other time and/or place as the parties may agree.

3.2 Series Trust II shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for each Acquired Fund (“Acquired Fund Custodian”), to deliver to JPMIT, at the Closing, a certificate of an authorized officer stating that (i) the Assets of each Acquired Fund have been delivered in proper form to the respective Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to JPMCB, as the custodian for each Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the respective Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of each Acquired Fund deposited with such depositories. The cash to be transferred by each Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3 Series Trust II shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for each Acquired Fund (“Transfer Agent”), to deliver to JPMIT at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such Shareholder immediately prior to the Closing. Each Acquiring Fund shall deliver to the Secretary of the respective Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to such Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that at the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of any Acquiring Fund or any Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of any Acquired Fund or any Acquiring Fund is impracticable (in the judgment of the Board of Trustees of JPMIT with respect to the Acquiring Funds and the Board of Trustees of Series Trust II with respect to the Acquired Funds), the Closing Date shall be postponed with respect to such Acquired Fund or Acquiring Fund until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to JPMIT in Schedule 4.1 to this Agreement, Series Trust II, on behalf of each Acquired Fund, represents and warrants to JPMIT as follows:

(a)  Each Acquired Fund is duly established as a series of Series Trust II, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust, as amended (collectively, the “Charter”), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Series Trust II is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Series Trust II has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1. The obligations of Series Trust II entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, [officers, employees, agents] or Shareholders of Series Trust II personally, but bind only the assets of Series Trust II and all persons dealing with any series or funds of Series Trust II, such as the Acquiring Funds, must look solely to the assets of Series Trust II belonging to such series or fund for the enforcement of any claims against Series Trust II.

(b)  Series Trust II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott Rodino Act.

(d)  The current prospectus and statement of additional information of each Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  On the Closing Date, Series Trust II, on behalf of each Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, JPMIT, on behalf of the respective Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)  Each Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of Series Trust II or of any agreement, indenture, instrument, contract, lease or other undertaking to which Series Trust II, on behalf of each Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Series Trust II, on behalf of each Acquired Fund, is a party or by which it is bound.

(g)  All material contracts or other commitments of each Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the respective Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Series Trust II’s knowledge, threatened against Series Trust II, with respect to any Acquired Fund or any of such Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Series Trust II, on behalf of each Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of each Acquired Fund at December 31, 2008, have been audited by [                       ], Independent Registered Public Accounting Firm, and are in

accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to JPMIT) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of each such Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)  Since December 31, 2008, there has not been any material adverse change in each Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by each such Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by an Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Shareholders of an Acquired Fund shall not constitute a material adverse change.

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Series Trust II’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), each Acquired Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code), if any, that has accrued through the Closing Date, and before the

Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending on the Closing Date.

(m)  For all taxable years and all applicable quarters of each Acquired Fund from the date of its inception, each Acquired Fund has complied with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.

(n)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Series Trust II and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3. No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. Each Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the respective Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(o)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary corporate action on the part of the Board of Trustees of Series Trust II, and by the approval of each Acquired Fund’s Shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of Series Trust II, on behalf of each Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p)  The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to each Acquired Fund and Series Trust II, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of each Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Funds for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Funds for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to Series Trust II in Schedule 4.2 to this Agreement, JPMIT, on behalf of each Acquiring Fund, represents and warrants to Series Trust II as follows:

(a)  Each Acquiring Fund is duly established as a series of JPMIT, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under JPMIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) to own all of its properties and assets and to carry on its business as contemplated by this Agreement. JPMIT is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. JPMIT has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c). The obligations of JPMIT entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or Shareholders of JPMIT personally, but bind only the assets of JPMIT and all persons dealing with any series or funds of JPMIT, such as the Acquired Funds, must look solely to the assets of JPMIT belonging to such series or fund for the enforcement of any claims against JPMIT.

(b)  JPMIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of each Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  Each Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of JPMIT’s Declaration of Trust or bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which JPMIT, on behalf of each Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which JPMIT, on behalf of each Acquiring Fund, is a party or by which it is bound.

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to JPMIT’s knowledge, threatened against JPMIT, with respect to any Acquiring Fund or any of such Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, JPMIT, on behalf of each Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at December 31, 2008, have been audited by [                      ], Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to Series Trust II) present fairly, in all material respects, the financial condition of each Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of each such Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)  Since December 31, 2008, there has not been any material adverse change in each Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by each such Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment restrictions. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of JPMIT’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)  For each taxable year of its operation (including the taxable year that includes the Closing Date), each Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code), if any, for the period ending on the Closing Date.

(k)  For all taxable years and all applicable quarters of each Acquiring Fund from the date of its inception, each Acquiring Fund has complied with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.

(l)  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by JPMIT and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Funds, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by JPMIT.

(m)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of JPMIT and this Agreement constitutes a valid and binding obligation of JPMIT, on behalf of each Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)  The Proxy Statement to be included in the Registration Statement, insofar as it relates to each Acquiring Fund, JPMIT and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of each Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Funds for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Funds for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

Series Trust II, on behalf of each Acquired Fund, and JPMIT, on behalf of each Acquiring Fund, respectively, hereby further covenant as follows:

5.1 Each Acquired Fund and the respective Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 Series Trust II will call a meeting of the Shareholders of each Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 Each Acquired Fund will assist the respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, each Acquiring Fund and each Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 JPMIT shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganizations (“Registration Statement”). Each Acquired Fund will provide to the respective Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 Each of the Acquiring Funds and each of the Acquired Funds covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 Series Trust II, on behalf of each Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by JPMIT, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as JPMIT, on behalf of each Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Series Trust II’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMIT’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 Each Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

5.11 That there shall have been obtained on behalf of each Acquiring Fund liability insurance covering claims that may be made against the trustees, independent trustees and the officers of Series Trust II in their capacity as such trustees, independent trustees or officers for a period of __ years following the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of Series Trust II, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at Series Trust II’s election, to the performance by JPMIT, on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of JPMIT, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 JPMIT, on behalf of each Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by JPMIT, on behalf of each Acquiring Fund, on or before the Closing Date.

6.3 JPMIT shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as Series Trust II may reasonably deem necessary or desirable in order to vest in and confirm (a) Series Trust II’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMIT’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4 JPMIT, on behalf of each Acquiring Fund, shall have delivered to the respective Acquired Fund a certificate executed in the name of JPMIT, on behalf of each Acquiring Fund, by JPMIT’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Series Trust II and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as Series Trust II shall reasonably request.

6.5 Each Acquired Fund and the respective Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganizations after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of JPMIT, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at JPMIT’s election, to the performance by Series Trust II, on behalf of each Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of Series Trust II, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Series Trust II, on behalf of each Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Series Trust II, on behalf of such Acquired Fund, on or before the Closing Date.

7.3 Series Trust II, on behalf of each Acquired Fund, shall have delivered to the respective Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of Series Trust II. Series Trust II shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as JPMIT may reasonably deem necessary or desirable in order to vest in and confirm (a) Series Trust II’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMIT’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4 Series Trust II, on behalf of each Acquired Fund, shall have delivered to JPMIT a certificate executed in the name of Series Trust II, on behalf of each Acquired Fund, by Series Trust II’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to JPMIT and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as JPMIT shall reasonably request.

7.5 Each Acquired Fund and the respective Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganizations after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Series Trust II, on behalf of an Acquired Fund, or JPMIT, on behalf of the respective Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement as to such Acquired Fund and Acquiring Fund:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund with respect to each Acquired Fund in accordance with the provision of the Charter and by-laws of Series Trust II, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither JPMIT nor Series Trust II may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to JPMIT’s or to Series Trust II’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by JPMIT or Series Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or any Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 With respect to each Reorganization, the parties shall have received an opinion of Ropes & Gray LLP dated the Closing Date, substantially to the effect that for federal income tax purposes: (i) the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the insurance company separate accounts, as shareholders of the Acquired Fund, and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the

Code, and the Acquiring Fund and Acquired Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; (iv) under Section 1223(2) of the Code, the holding periods in the hands of the Acquiring Fund of the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will include the periods during which those assets were held by the Acquired Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the insurance company separate accounts, as shareholders of the Acquired Fund, in exchange for their shares of the Acquired Fund; (vi) under Section 354 of the Code, the insurance company separate accounts, as shareholders of the Acquired Fund, will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares in liquidation of the Acquired Fund; (vii) under Section 358 of the Code, the aggregate tax basis for Acquiring Fund Shares that the insurance company separate accounts, as shareholders of the Acquired Fund, receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; (viii) under Section 1223(1) of the Code, the holding period for the shares of the Acquiring Fund that an insurance company separate account, as a shareholder of the Acquired Fund, receives in the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder. Ropes & Gray LLP will express no view with respect to the effect of the transaction on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Ropes & Gray LLP’s opinion. Notwithstanding anything herein to the contrary, neither JPMIT nor Series Trust II may waive the conditions set forth in this paragraph 8.5.

8.6 JPMIT shall have received the opinion of Sullivan & Cromwell LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to JPMIT) substantially to the effect that, based upon certain facts and certifications made by Series Trust II, on behalf of each Acquired Fund, and its authorized officers, (a) Series Trust II is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and bylaws of Series Trust II; each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquiring Fund by and on behalf of the respective Acquired Fund of the Transfer Instruments against payment therefore, the Acquired Fund will have duly transferred such assets to the respective Acquiring Fund; (b) this Agreement has been duly authorized, executed and delivered on behalf of each Acquired Fund and, assuming the Registration Statement and Proxy Statement comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the JPMIT, constitutes the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium, reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Declaration of Trust or bylaws of Series Trust II or result in a violation of the terms and provision of the agreements to which Series Trust II or an Acquired Fund is a party or by which either Series Trust II or an Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Delaware state court or governmental body is required for the consummation by Series Trust II and each Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (d) to the knowledge of such counsel, based on discussions with officers of Series Trust II but without other independent investigation, except as has been disclosed in writing to the Acquiring Funds, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to Series Trust II or any Acquired Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of Series Trust II but without other independent investigation, neither Series Trust II nor any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of Series Trust II but without other independent investigation, there is no legal or governmental proceeding relating to Series Trust II or any Acquired Fund pending on or before the date of mailing of the Proxy Statement or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; and (e) Series Trust II is registered with the Commission as an investment company under the 1940 Act.

8.7 Series Trust II shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to Series Trust II) substantially to the effect that, based upon certain facts and certifications made by JPMIT, on behalf of each Acquiring Fund, and its authorized officers, (a) JPMIT is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and bylaws of JPMIT; each Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquired Fund by and on behalf of the respective Acquiring Fund of the Assumption Instrument, the Acquiring Fund will have duly assumed such liabilities; (b) this Agreement has been duly authorized, executed and delivered on behalf of each Acquiring Fund and, assuming the Registration Statement and Proxy Statement comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by Series Trust II, constitutes the valid and binding obligation of each Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (c) the Acquiring Fund Shares to be issued for transfer to each Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by each Acquiring Fund against delivery of all of the assets of the respective Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the applicable Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Declaration of Trust or bylaws of JPMIT or result in a violation of the terms and provision of the agreements to which JPMIT or an Acquiring Fund is a party or by which either JPMIT or an Acquiring Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Massachusetts state court or governmental body is required for the consummation by JPMIT and each Acquiring Fund of the transactions contemplated by the Agreement, except such as have been obtained; (e) to the knowledge of such counsel, based on discussions with officers of JPMIT but without other independent investigation, except as has been disclosed in writing to the Acquired Funds, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to JPMIT or any Acquiring Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of JPMIT but without other independent investigation, neither JPMIT nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of JPMIT but without other independent investigation, there is no legal or governmental proceeding relating to JPMIT or any Acquiring Fund pending on or before the date of mailing of the Proxy Statement or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (f) JPMIT is registered with the Commission as an investment company under the 1940 Act; and (g) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (i) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (ii) no proceedings for that purpose have been instituted or threatened by the Commission.

8.8 The Assets of each Acquired Fund will include no assets which the respective Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.	INDEMNIFICATION

9.1 Each Acquiring Fund, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), severally and not jointly, agrees to indemnify and hold harmless Series Trust II and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the respective Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMIT or its Trustees or officers prior to the Closing Date, provided that such indemnification by any Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 Each Acquired Fund, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), severally and not jointly, agrees to indemnify and hold harmless JPMIT and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the respective Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Series Trust II or its Trustees or officers prior to the Closing Date, provided that such indemnification by any Acquired Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKERAGE FEES AND EXPENSES

10.1 JPMIT, on behalf of each Acquiring Fund, and Series Trust II, on behalf of each Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc., as applicable, and JPMorgan Funds Management, Inc. will waive their fees and/or reimburse each Fund in an amount sufficient to offset the costs incurred by the Fund relating to its Reorganization. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a Shareholders’ meeting pursuant to paragraph 5.2. The costs of the Reorganizations will not include brokerage fees and expenses related to the disposition and acquisition of portfolio assets. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 JPMIT and Series Trust II agree that neither party has made any representation, warranty or covenant, on behalf of either an Acquiring Fund or an Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Funds and the respective Acquiring Funds in Section 9 shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more Acquiring Funds or the respective Acquired Funds by resolution of the either the Board of Trustees of JPMIT or the Board of Trustees of Series Trust II, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Fund(s) or the respective Acquired Fund(s), respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Series Trust II and JPMIT.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to JPMIT, at 1111 Polaris Parkway, Columbus, Ohio 43240, in each case to the attention of __________ and with a copy to Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900, Washington, DC 20005, attn: Alan G. Priest;

If to Series Trust II, at 245 Park Avenue, New York, New York 10167, in each case to the attention of __________ and with a copy to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004, attn: Frederick Wertheim.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4 Pursuant to Rule 145 under the 1933 Act, each Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, each Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to such Acquiring Fund Shares. Each Acquired Fund shall provide the respective Acquiring Fund on the Closing Date with the name of any Acquired Fund Shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

JPMORGAN INSURANCE TRUST, on behalf of its series on Schedule A	J.P. MORGAN SERIES TRUST II, on behalf of its series on Schedule A
By:	By:
Name:	Name:
Title:	Title:

With respect to paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.	JPMorgan Investment Advisors Inc.
By:	By:
Name:	Name:
Title:	Title:

Schedule A

Acquired Portfolio	Acquiring Portfolio
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio

APPENDIX C

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the JPMorgan Insurance Trust, a Massachusetts business trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

FORM OF REORGANIZATION AGREEMENT BETWEEN JPMORGAN
INSURANCE TRUST GOVERNMENT BOND PORTFOLIO AND
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO

JPMORGAN INSURANCE TRUST

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this __ day of __________, 2009, by JPMorgan Insurance Trust, a Massachusetts business trust (“JPMIT”), on behalf of its series JPMorgan Insurance Trust Core Bond Portfolio, (the “Acquiring Fund”), and its series JPMorgan Insurance Trust Government Bond Portfolio, (the “Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Trustees of JPMIT have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of JPMIT have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATION

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, JPMIT, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and JPMIT, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of such Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”). For purposes of this Agreement, the term Acquiring Fund Shares should be read to be Class 1 shares of the Acquiring Fund.

1.2 The property and assets of JPMIT attributable to the Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by JPMIT, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date, as defined below. JPMIT, on behalf of the Acquiring Fund, shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately following the actions contemplated by paragraph 1.1, JPMIT shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, JPMIT, on behalf of the Acquired Fund, shall (a) distribute to its shareholders of record as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by JPMIT, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets of the Acquired Fund shall be determined as of 4:00 pm Eastern Time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2 The net asset value per share of the Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by JPMIT’s Board of Trustees.

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined by dividing the value of the net assets with respect to the Acquired Fund Shares, determined as set forth in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be April   , 2009, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., Eastern Time. The Closing shall be held at the offices of J.P. Morgan Investment Management Inc. or at such other time and/or place as the parties may agree.

3.2 JPMIT shall direct JPMorgan Chase Bank, N.A. (“JPMCB”), as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to JPMIT, on behalf of the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to JPMCB, as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3 JPMIT shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to JPMIT, on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that at the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of JPMIT with respect to either the Acquiring Fund or the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to JPMIT in Schedule 4.1 to this Agreement, JPMIT, on behalf of the Acquired Fund, represents and warrants as follows

(a)  The Acquired Fund is duly established as a series of JPMIT, which is a statutory trust duly organized, existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. JPMIT is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. JPMIT has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1. The obligations of JPMIT entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of JPMIT personally, but bind only the assets of JPMIT and all persons dealing with any series or funds of JPMIT must look solely to the assets of JPMIT belonging to such series or fund for the enforcement of any claims against JPMIT.

(b)  JPMIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“ 1933 Act”), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott- Rodino Act.

(d)  The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  On the Closing Date, JPMIT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, JPMIT, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)  The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Declaration of Trust or bylaws of JPMIT or of any agreement, indenture, instrument, contract, lease or other undertaking to which JPMIT, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which JPMIT, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to JPMIT’s knowledge, threatened against JPMIT, with respect to the Acquired Fund or any of the Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. JPMIT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2008, have been audited by [                        ], Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)  Since December 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of

Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of JPMIT’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code), if any, that has accrued through the Closing Date, and before the Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending prior on Closing Date.

(m)  For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the Acquired Fund has complied with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.

(n)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by JPMIT and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the

Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. The Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(o)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary corporate action on the part of the Board of Trustees of JPMIT, and by the approval of the Acquired Fund’s shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of JPMIT, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p)  The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund and JPMIT, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to JPMIT in Schedule 4.2 to this Agreement, JPMIT, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)  The Acquiring Fund is duly established as a series of JPMIT, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under JPMIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement. JPMIT is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. JPMIT has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c). The obligations of JPMIT entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of JPMIT personally, but bind only the assets of JPMIT and all persons dealing with any series or funds of JPMIT must look solely to the assets of JPMIT belonging to such series or fund for the enforcement of any claims against JPMIT.

(b)  JPMIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of JPMIT’s Declaration of Trust or bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which

JPMIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which JPMIT, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to JPMIT’s knowledge, threatened against JPMIT, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, JPMIT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at December 31, 2008, have been audited by [                      ], Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)  Since December 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment restrictions. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of JPMIT’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code), if any, for the period ending on the Closing Date.

(k)  For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception, the Acquiring Fund has complied with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.

(l)  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by JPMIT and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by JPMIT.

(m)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of JPMIT and this Agreement constitutes a valid and binding obligation of JPMIT, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)  The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

JPMIT, on behalf of the Acquired Fund and the Acquiring Fund, hereby further covenant as follows:

5.1 Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 JPMIT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, each of the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 JPMIT shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”). The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 JPMIT, on behalf of the Acquired Fund, covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as may be necessary or desirable in order to vest in and confirm (a) JPMIT’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMIT’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of JPMIT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject to the performance by JPMIT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of JPMIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 JPMIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by JPMIT, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 JPMIT shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as may be necessary or desirable in order to vest in and confirm (a) JPMIT’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMIT’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4 JPMIT, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of JPMIT, on behalf of the Acquiring Fund, by JPMIT’s President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as JPMIT may deem necessary.

6.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of JPMIT, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance by JPMIT, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1 All representations and warranties of JPMIT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 JPMIT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by JPMIT, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 JPMIT, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer or Assistant

Treasurer of JPMIT. JPMIT shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as may be necessary or desirable in order to vest in and confirm (a) JPMIT’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMIT’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4 JPMIT, on behalf of the Acquired Fund, shall have delivered to JPMIT a certificate executed in the name of JPMIT, on behalf of the Acquired Fund, by JPMIT’s President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as JPMIT may deem necessary.

7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, JPMIT shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Declaration of Trust and bylaws of JPMIT, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, JPMIT may not waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to JPMIT’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by JPMIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 With respect to each Reorganization, the parties shall have received an opinion of Ropes & Gray LLP dated the Closing Date, substantially to the effect that for federal income tax purposes: (i) the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the insurance company separate accounts, as shareholders of the Acquired Fund, and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and Acquired Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; (iv) under Section 1223(2) of the Code, the holding periods in the hands of the Acquiring Fund of the assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will include the periods during which those assets were held by the Acquired Fund; (v) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the insurance company separate accounts, as shareholders of the Acquired Fund, in exchange for their shares of the Acquired Fund; (vi) under Section 354 of the Code, the insurance company separate accounts, as shareholders of the Acquired Fund, will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares in liquidation of the Acquired Fund; (vii) under Section 358 of the Code, the aggregate tax basis for Acquiring Fund Shares that the insurance company separate accounts, as shareholders of the Acquired Fund, receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; (viii) under Section 1223(1) of the Code, the holding period for the shares of the Acquiring Fund that an insurance company separate account, as a shareholder of the Acquired Fund, receives in the Reorganization will include the period during which the Acquired Fund

Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder. Ropes & Gray LLP will express no view with respect to the effect of the transaction on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Ropes & Gray LLP’s opinion. Notwithstanding anything herein to the contrary, JPMIT may not waive the condition set forth in this paragraph 8.5.

8.6 JPMIT shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to JPMIT) substantially to the effect that, based upon certain facts and certifications made by JPMIT, on behalf of the Acquiring Fund and Acquired Fund, and its authorized officers, (a) JPMIT is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquiring Fund and Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and bylaws of JPMIT; each Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquired Fund by and on behalf of the respective Acquiring Fund of the Assumption Instrument, the Acquiring Fund will have duly assumed such liabilities; and each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to each Acquiring Fund by and on behalf of the respective Acquired Fund of the Transfer Instruments, the Acquired Fund will have duly transferred such assets to the respective Acquiring Fund; (b) this Agreement has been duly authorized, executed and delivered on behalf of each Acquiring Fund and Acquired Fund, and, assuming the Registration Statement and Proxy Statement comply with applicable federal securities laws, constitutes the valid and binding obligation of each Acquiring Fund and Acquired Fund, enforceable against an Acquiring Fund or Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (c) the Acquiring Fund Shares to be issued for transfer to each Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by each Acquiring Fund against delivery of all of the assets of the respective Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the applicable Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Declaration of Trust or bylaws of JPMIT or result in a violation of the terms and provision of the agreements to which JPMIT or an Acquiring Fund or an Acquired Fund is a party or by which JPMIT or an Acquiring Fund or an Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Massachusetts state court or governmental body is required for the consummation by JPMIT, each Acquiring Fund and each Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (e) to the knowledge of such counsel, based on discussions with officers of JPMIT but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to JPMIT or any Acquiring Fund or any Acquired Fund or any of their respective properties or assets; to the knowledge of such counsel, based on discussions with officers of JPMIT but without other independent investigation, not JPMIT nor any Acquiring Fund nor any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of JPMIT but without other independent investigation, there is no legal or governmental proceeding relating to JPMIT or any Acquiring Fund or any Acquired Fund pending on or before the date of mailing of the Proxy Statement or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (f) JPMIT is registered with the Commission as an investment company under the 1940 Act; and (g) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (i) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (ii) no proceedings for that purpose have been instituted or threatened by the Commission.

8.7 The Assets of the Acquired Fund will include no assets which the Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.	BROKERAGE FEES AND EXPENSES

9.1 JPMIT represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 JPMorgan Investment Advisors Inc., and JPMorgan Funds Management, Inc. will waive their fees and/or reimburse each Fund in an amount sufficient to offset the costs incurred by the Fund relating to its Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a shareholders’ meeting pursuant to paragraph 5.2. The costs of the Reorganizations will not include brokerage fees and expenses related to the disposition and acquisition of portfolio assets. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 JPMIT has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund not set forth herein and this Agreement constitutes the entire agreement by JPMIT.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of JPMIT, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of JPMIT.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to JPMIT, at 1111 Polaris Parkway, Columbus, Ohio 43240, in each case to the attention of __________ and with a copy to Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900, Washington, DC 20005, attn: Alan G. Priest;

14.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4 Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, the Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to such Acquiring Fund Shares. The Acquired Fund shall provide the Acquiring Fund on the Closing Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

[THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

JPMORGAN INSURANCE TRUST, on behalf of the JPMorgan Insurance Trust Government Bond Portfolio	JPMORGAN INSURANCE TRUST, on behalf of the JPMorgan Insurance Trust Core Bond Portfolio
By:	By:
Name:	Name:
Title:	Title:

With respect to paragraph 9.2 of this Agreement, Accepted and Acknowledged by:

JPMorgan Investment Advisors Inc.
By:
Name:
Title:

APPENDIX D

HOW TO DO BUSINESS WITH THE JPMORGAN INSURANCE TRUST
(THE “TRUST”) PORTFOLIOS

PRICING PORTFOLIO SHARES

How are Portfolio Shares Priced?

Shares are purchased and redeemed at the next calculated net asset value (NAV) per share. NAV per share for each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 P.M. Eastern Time (ET)) (Closing Time), on each day the Portfolios are open for business. On occasion, the NYSE will close before 4 P.M. ET. When that happens, the NAV will be calculated as of the time the NYSE closes. To the extent a Portfolio invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Portfolio does not price its shares, the value of a Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. NAV per share is calculated by dividing the total market value of a Portfolio’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Portfolio’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Portfolio’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Portfolios’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Portfolios have implemented fair value pricing on a daily basis for all equity securities, except North American, Central American, South American and Caribbean equity securities, held by the Portfolios. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Portfolios’ Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

When can Portfolio Shares be Purchased?

Purchases may be made on any business day for the Portfolios. This includes any day that the Portfolios are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin

Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASING PORTFOLIO SHARES

Who can Purchase Shares of the Portfolios?

Shares of the Portfolios are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolios. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolios. Purchases are processed on any day on which the Portfolios are open for business. If such purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolios’ Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by a Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

Share ownership is electronically recorded; therefore, no certificate will be issued. The interests of different separate accounts are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

Federal law requires a Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

REDEEMING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolios. Redemptions are processed on any day on which the Portfolios are open for business. If such redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Plan’s administrator or trustee for more information about redeeming Portfolio shares.

ABUSIVE TRADING

The Portfolios do not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any Portfolio, these risks may be higher for Portfolios that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value.

The Portfolios’ Board of Trustees has adopted policies and procedures with respect to market timing. Market timers may disrupt portfolio management and harm Portfolio performance. Because purchase and sale transactions are submitted to each Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, each Portfolio is not able to identify market timing transactions by individual variable insurance contract owners or Eligible Plan participants. Short of rejecting all transactions made by a separate account or Eligible Plan, the Portfolio lacks the ability to reject transactions by individual contract owners or Eligible Plan participants. A Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolios are often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers. The Portfolios have attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. Each Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. The Portfolios or the Distributor will prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of the Portfolios that indicates market timing or trading they determine is abusive to the extent possible. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolios will be able to effectively identify and eliminate market timing and abusive trading in the Portfolios. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

VOTING AND SHAREHOLDER MEETINGS

How are Shares of the Portfolio Voted?

In accordance with certain interpretations by the staff of the Securities and Exchange Commission (SEC) with respect to voting requirements of investment companies funding variable contracts, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Because the insurance company will vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.

When are Shareholder Meetings Held?

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.

QUESTIONS

Any questions regarding the Portfolios should be directed to JPMorgan Insurance Trust, 1111 Polaris Parkway, Columbus, Ohio 43240, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.

APPENDIX E

COMPARISON OF INVESTMENT OBJECTIVES, MAIN INVESTMENT
STRATEGIES AND INVESTMENT RESTRICTIONS, INFORMATION
REGARDING PORTFOLIO MANAGERS, AND
ACQUIRING PORTFOLIOS’ INVESTMENT PROCESSES

I.	Comparison of Investment Objectives, Main Investment Strategies and Portfolio Managers

JPMorgan Bond Portfolio and JPMorgan Insurance Trust Core Bond Portfolio

Investment Objectives

The objective of the JPMorgan Bond Portfolio is to provide high total return consistent with moderate risk of capital and maintenance of liquidity, whereas the objective of the JPMorgan Insurance Trust Core Bond Portfolio is to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Investment Strategies

Under normal circumstances, the JPMorgan Bond Portfolio invests at least 80% of its assets in debt investments, including, but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, corporate bonds and private placements, that it believes have the potential to provide a high total return over time. The JPMorgan Insurance Trust Core Bond Portfolio, on the other hand, invests at least 80% of its net assets in bonds. The investment strategies for both Portfolios are fundamental, meaning that neither Portfolio can change its strategy without shareholder approval (though both may engage in temporary defensive measures without shareholder approval). For both Portfolios, assets invested include the amount of borrowings for investment purposes.

The JPMorgan Bond Portfolio’s securities may be of any maturity, but under normal market conditions its management team will keep the JPMorgan Bond Portfolio’s duration within one year of that of the Lehman Brothers U.S. Aggregate Index. For the JPMorgan Insurance Trust Core Bond Portfolio, its average weighted maturity will ordinarily range between four and 12 years, although the JPMorgan Insurance Trust Core Bond Portfolio may shorten its average weighted

[1]	For the JPMorgan Insurance Trust Core Bond Portfolio, a bond is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities, structured investments and zero-coupon obligations.

maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Portfolio’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

The JPMorgan Bond Portfolio may invest up to 25% of its total assets in foreign securities, including debt securities denominated in foreign currencies, whereas the JPMorgan Insurance Trust Core Bond Portfolio does not pursue foreign securities as a main investment strategy. The JPMorgan Bond Portfolio typically will hedge 70% of its non-dollar investments back to the U.S. dollar through the use of derivatives such as forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the JPMorgan Bond Portfolio may use such derivatives to increase income and gain and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

At least 75% of the JPMorgan Bond Portfolio assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P) or Fitch Ratings (Fitch), or the equivalent by another national rating organization, including at least 65% of assets invested in securities rated A or better; conversely, up to 25% of assets may be invested in securities rated below investment grade (junk bonds). The JPMorgan Insurance Trust Core Bond Portfolio invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which its adviser, JPMIA, determines to be of comparable quality, as well as preferred stock and loan participations. Such securities include U.S. government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities. Like the JPMorgan Bond Portfolio, the JPMorgan Insurance Trust Core Bond Portfolio may also invest in bonds and other debt securities that are rated in the lowest investment grade category. Both Portfolios may also invest in securities that are unrated but are deemed by its adviser, J.P. Morgan Investment Management Inc. (JPMIM), to be of comparable quality.

Similar to the JPMorgan Insurance Trust Core Bond Portfolio, the JPMorgan Bond Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers (which may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities). Both Portfolios also may enter into “dollar-rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Note that mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolios. Therefore, in the case of a Portfolio that holds mortgage-backed securities, asset-backed securities and similar types of securities, the weighted average life of the Portfolio is equivalent to its average weighted maturity; weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.

The JPMorgan Insurance Trust Core Bond Portfolio may purchase taxable or tax-exempt municipal securities, while the JPMorgan Bond Portfolio does not pursue these securities as a main investment strategy.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used by both Portfolios as substitutes for securities in which both Portfolios can invest. The Portfolios may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolios may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Portfolios.

For cash management or temporary defensive purposes, both Portfolios may invest any portion of their total assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

The JPMorgan Bond Portfolio may engage in short sales, while the JPMorgan Insurance Trust Core Bond Portfolio does not.

Unlike the JPMorgan Bond Portfolio, the JPMorgan Insurance Trust Core Bond Portfolio may invest in shares of exchange traded funds (ETFs), affiliated money market funds and other investment companies as a main investment strategy. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries.

The JPMorgan Bond Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval, but must give 60 days’ written notice of any change in a non-fundamental investment policy. The JPMorgan Insurance Trust Core Bond Portfolio’s Board of Trustees may change any of its investment policies (except its investment objective and such policies that are designated as fundamental) without shareholder approval.

Both Portfolios are diversified as defined in the Investment Company Act of 1940, as amended.

Portfolio Managers

The lead portfolio managers for the JPMorgan Bond Portfolio responsible for the day-to-day management of the Portfolio are Timothy N. Neumann, Managing Director and CFA charterholder, and William Eigen, Managing Director and CFA charterholder. An employee of JPMIM since 1997, Mr. Neumann is the head of the New York portfolio manager group and lead portfolio manager for core investment grade strategies, working with the macro team and sector teams to deliver account-specific portfolio strategies. Mr. Eigen has been the head of Core Plus and absolute return fixed income strategies at JPMIM since April 2008. In addition, he has also served as a portfolio manager for Highbridge Capital Management, LLC (Highbridge), an indirect majority owned subsidiary of JPMorgan Chase & Co., since August 2005. Prior to his position with Highbridge, Mr. Eigen served as an analyst and lead portfolio manager at Fidelity Investments from 1994 to 2005 where he was responsible for managing multi-sector income strategies.

The lead portfolio manager for the JPMorgan Insurance Trust Core Bond Portfolio responsible for the day-to-day management of the Portfolio is Douglas Swanson, Managing Director. An employee of JPMIA and/or predecessor firms since 1983, Mr. Swanson has led the team responsible for the portfolio management of the Portfolio since 1999. Mark M. Jackson, Vice President and CFA charterholder, has been part of the team responsible for the portfolio management of the Portfolio since May 2006. Mr. Jackson has been a portfolio manager managing taxable bond portfolios for JPMIA and/or predecessor firms since 1996.

Investment Process of the JPMorgan Insurance Trust Core Bond Portfolio

In managing and constructing the JPMorgan Insurance Trust Core Bond Portfolio, the Portfolio’s adviser, JPMIA, analyzes four major factors: duration, market sectors, maturity concentrations and individual securities. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan International Equity Portfolio and
JPMorgan Insurance Trust International Equity Portfolio

Investment Objectives

Both the JPMorgan International Equity Portfolio and the JPMorgan Insurance Trust International Equity Portfolio seek to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.

Investment Strategies

Under normal circumstances, both Portfolios will invest at least 80% of the value of their assets in equity investments. For both Portfolios, assets invested include the amount of borrowings for investment purposes. The Portfolios will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

Equity securities in which both Portfolios can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.

Both Portfolios may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those related to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another instrument, exchange rate or index, may also be used by both Portfolios as substitutes for securities in which both Portfolios can invest. The Portfolios may use futures contracts, options, swaps and other derivatives as tools in the management of their assets. The Portfolios may use derivatives to hedge various investments, for risk management and to increase the Portfolios’ income or gain.

Both Portfolios may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

No more than 20% of both Portfolios’ assets will be invested in debt securities denominated in a currency other than the U.S. dollar. In addition, no more than 20% of either Portfolios’ assets will be invested in debt securities issued by a foreign government or international organization, such as the World Bank.

Capital markets in certain countries may be either less developed or not easy to access. Both Portfolios may invest in such countries by investing in closed-end investment companies which are authorized to invest in such countries.

For cash management or temporary defensive purposes, both Portfolios may invest any portion of their total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Board of Trustees of the JPMorgan International Equity Portfolio may change any of these investment policies (except its investment objective) without shareholder approval, but the JPMorgan International Equity Portfolio will first give 60 days’ written notice of any change in a non-fundamental investment policy. The JPMorgan Insurance Trust International Equity Portfolio may change any of its policies (including its investment objective) without shareholder approval.

Both Portfolios are diversified as defined in the Investment Company Act of 1940, as amended.

Portfolio Managers

James Fisher, a Managing Director of JPMIM, and Thomas Murray, a Vice President at JPMIM, lead the Portfolio management team for both Portfolios. Mr. Fisher is a portfolio manager in the Global Portfolios Group, based in London and is responsible for EAFE Funds. He has worked at JPMIM and its affiliates (or their predecessors) since 1985 in numerous investment roles and has managed the Portfolio since September, 2000. Since 2000, Mr. Murray has been a global sector specialist in the Global Portfolios Group, based in London, specializing in energy. He has worked at JPMIM and its affiliates (or their predecessors) since 1996. Mr. Murray has managed the JPMorgan International Equity Portfolio since March, 2004.

Investment Process of the JPMorgan Insurance Trust International Equity Portfolio

In managing the JPMorgan Insurance Trust International Equity Portfolio, the adviser, JPMIM, seeks to diversify the portfolio by investing in issuers in at least three countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one country.

The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio’s assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index (MSCI EAFE Index). However, the Portfolio may also invest in companies or governments in emerging markets.

The adviser may adjust the Portfolio’s exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan Mid Cap Value Portfolio and
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Investment Objectives

The JPMorgan Mid Cap Value Portfolio seeks growth from capital appreciation, whereas the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Investment Strategies

Under normal circumstances, the JPMorgan Mid Cap Value Portfolio invests at least 80% of its assets in equity securities of mid-cap companies, which it defines as companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Similarly, under normal circumstances, at least 80% of the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock. The JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio defines mid-cap companies as companies with market capitalizations similar to those within the universe of the Russell Midcap® Value Index at the time of purchase. For both Portfolios, assets invested include the amount of borrowings for investment purposes. Market capitalization is considered the total market value of a company’s shares.

Both Portfolios’ investments are primarily in common stocks and real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used by both Portfolios as substitutes for securities in which both Portfolios can invest. The Portfolios may use futures contracts, options, swaps and other derivatives as tools in the management of the portfolio assets. The Portfolios may use derivatives to hedge various investments, for risk management and to increase the Portfolios’ income or gain.

For cash management or temporary defensive purposes, both Portfolios may invest any portion of their total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The Boards of Trustees for both Portfolios may change any of these investment policies (except their investment objectives) without shareholder approval. The JPMorgan Mid Cap Value Portfolio, however, will first give 60 days’ written notice of any change in a non-fundamental investment policy.

Both Portfolios are diversified as defined in the Investment Company Act of 1940, as amended.

Portfolio Managers

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the JPMorgan Mid Cap Value Portfolio and the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, has worked as a portfolio manager since 2004 and as a research analyst since 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Ms. Fu has worked as a portfolio manager since 2006 and as a research analyst since 2004. Prior to joining the Mid Cap Value Team, she was a sell-side analyst at JPMorgan Securities, Inc.

Investment Process of the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

In managing the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio, the adviser, JPMIA, employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, high returns on invested capital and strong experienced management. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals. A change in the original reason for purchase of an investment may also cause the security to be eliminated from the portfolio. Investments may be sold if new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security, which the adviser no longer considers attractively valued.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan Small Company Portfolio and
JPMorgan Insurance Trust Small Cap Equity Portfolio

Investment Objectives

The JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks, whereas the JPMorgan Insurance Trust Small Cap Equity Portfolio seeks capital growth over the long term.

Investment Strategies

Under normal circumstances, both Portfolios invest at least 80% of their Assets in equity securities of small-cap companies. The Portfolios define “Assets” as net assets, plus the amount of borrowings for investment purposes. With respect to the JPMorgan Small Company Portfolio, small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. With respect to the JPMorgan Insurance Trust Small Cap Equity Portfolio, small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

For the JPMorgan Small Company Portfolio, small-cap securities primarily will be securities of companies located in the United States. Sector by sector, the JPMorgan Small Company Portfolio’s weightings are similar to those of the Russell 2000® Index. The JPMorgan Small Company Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. Within each sector, the JPMorgan Small Company Portfolio focuses on those stocks that it considers most attractive. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small-cap company. The JPMorgan Small Company Portfolio may also continue to hold them if it believes further substantial growth is possible. The JPMorgan Small Company Portfolio pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index.

Both Portfolios’ primarily invest in common stocks and real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used by both Portfolios as substitutes for securities in which both Portfolios can invest. The Portfolios may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolios may use derivatives to hedge various investments, for risk management and to increase the Portfolios’ income or gain.

For cash management or temporary defensive purposes, both Portfolios may invest any portion of their total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The JPMorgan Small Company Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval, but must first give 60 days’ written notice of any change in a non-fundamental investment policy. The JPMorgan Insurance Trust Small Cap Equity Portfolio may change any of its investment policies (including its investment objective) without shareholder approval.

Both Portfolios are diversified as defined in the Investment Company Act of 1940, as amended.

Portfolio Managers

The JPMorgan Small Company Portfolio and the JPMorgan Insurance Trust Small Cap Equity Portfolio have the same portfolio management team. Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the JPMorgan Intrepid strategies and for the behavioral small cap strategies, including both Portfolios. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Also a member of, and leading the portfolio management team of both Portfolios, is Dennis S. Ruhl, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

Investment Process of the JPMorgan Insurance Trust Small Cap Equity Portfolio

In managing the JPMorgan Insurance Trust Small Cap Equity Portfolio, the adviser, JPMIM, employs a process that combines research, valuation, and stock selection to identify quality small cap companies. The adviser looks for both undervalued companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the adviser may also sell a security which the adviser no longer considers reasonably valued.

The frequency with which the JPMorgan Insurance Trust Small Cap Equity Portfolio buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan U.S. Large Cap Core Equity Portfolio and
JPMorgan Insurance Trust Diversified Equity Portfolio

Investment Objectives

Both Portfolios seek to provide high total return from a portfolio of selected equity securities.

Investment Strategies

Under normal circumstances, the JPMorgan U.S. Large Cap Core Equity Portfolio invests at least 80% of its assets in equity investments of large-cap U.S. companies. Large-cap companies have a market capitalization over $4 billion at the time of purchase. Similarly, under normal circumstances, the JPMorgan Insurance Trust Diversified Equity Portfolio invests at least 80% of its assets in equity securities of U.S. companies, primarily in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company’s shares. For both Portfolios, assets invested include the amount of borrowings for investment purposes.

Sector by sector, both Portfolios’ weightings are similar to those of the Standard & Poor’s (S&P) 500 Index. The Portfolios can moderately underweight or overweight sectors when they believe it will benefit performance.

Within each sector, the JPMorgan U.S. Large Cap Core Equity Portfolio employs an active management style, overweighting stocks that its adviser ranks as undervalued while underweighting or not holding stocks that appear overvalued. This disciplined investment process results in a portfolio of between 60–80 securities. By holding between 60–80 securities with an emphasis on those that appear undervalued, and generally aligning its sector weightings with those of its benchmark, the JPMorgan U.S. Large Cap Core Equity Portfolio seeks returns that exceed those of the S&P 500 over the long term with a controlled level of volatility. Similarly, within each sector, the JPMorgan Insurance Trust Diversified Equity Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the JPMorgan Insurance Trust Diversified Equity Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of its portfolio so it differs only moderately from the sector weightings of the S&P 500 Index, the JPMorgan Insurance Trust Diversified Equity Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

The JPMorgan U.S. Large Cap Core Equity Portfolio primarily invests in common stocks. Equity securities in which the JPMorgan Insurance Trust Diversified Equity Portfolio primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

Derivatives, which are investments that have a value based on another instrument, exchange rate or index, may also be used by both Portfolios as substitutes for securities in which both Portfolios can invest. The Portfolios may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolios may use derivatives to hedge various investments and for risk management. The JPMorgan Insurance Trust Diversified Equity Portfolio also may use derivatives to increase the Portfolio’s income or gain.

For cash management or temporary defensive purposes, both Portfolios may invest any portion of their total assets in cash and cash equivalents, including affiliated money market funds, high-quality money market instruments or repurchase agreements.

The JPMorgan U.S. Large Cap Core Equity Portfolio’s Board of Trustees may change any of these investment policies (except its investment objective) without shareholder approval, but will first give 60 days’ written notice of any change in a non-fundamental investment policy. The JPMorgan Insurance Trust Diversified Equity Portfolio’s Board of Trustees may change any of its investment policies (including its investment objective) without shareholder approval.

Both Portfolios are diversified as defined in the Investment Company Act of 1940, as amended.

Portfolio Managers

The portfolio management team of the JPMorgan U.S. Large Cap Core Equity Portfolio is led by Susan Bao, Vice President of JPMIM and a CFA charterholder. The portfolio management team of the JPMorgan Insurance Trust Diversified Equity Portfolio is led by Thomas Luddy, Managing Director of JPMIM; Susan Bao, Vice President of JPMIM; and Helge Skibeli, Managing Director of JPMIM, all of whom are CFA charterholders. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been the head of the U.S. Equity Research Group since 2002.

Investment Process of the JPMorgan Insurance Trust Diversified Equity Portfolio

In managing the JPMorgan Insurance Trust Diversified Equity Portfolio, the adviser, JPMIA, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team’s findings.

On behalf of the Portfolio, the adviser then buys and sells equity securities according to its own polices, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

JPMorgan Insurance Trust Government Bond Portfolio and
JPMorgan Insurance Trust Core Bond Portfolio

Investment Objectives

The JPMorgan Insurance Trust Government Bond Portfolio seeks a high level of current income with liquidity and safety of principal, whereas the JPMorgan Insurance Trust Core Bond Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

Investment Strategies

The JPMorgan Insurance Trust Government Bond Portfolio generally limits its investments to securities issued by the U.S. government and its agencies and instrumentalities and those related to securities issued by the U.S. government and its agencies and instrumentalities. Under normal circumstances, the JPMorgan Insurance Trust Core Bond Portfolio will invest at least 80% of its net assets in bonds. In contrast with the JPMorgan Insurance Trust Government Bond Portfolio, the JPMorgan Insurance Trust Core Bond Portfolio may invest in a broader range of bonds. For both Portfolios, assets invested include the amount of borrowings for investment purposes.

The JPMorgan Insurance Trust Government Bond Portfolio’s average weighted maturity will ordinarily range between three and 15 years, taking into account expected prepayment of principal on certain investments. However, the JPMorgan Insurance Trust Government Bond Portfolio’s average weighted remaining maturity may be outside this range if warranted by market conditions. The average weighted maturity for the JPMorgan Insurance Trust Core Bond Portfolio will ordinarily range between four and 12 years, although the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes.

[4]	Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

The JPMorgan Insurance Trust Government Bond Portfolio mainly invests in government bonds with intermediate to long remaining maturities. In contrast, the JPMorgan Insurance Trust Core Bond Portfolio invests mainly in investment grade bonds and debt securities or unrated bonds and debt securities which the adviser, JPMIA, determines to be of comparable quality, as well as preferred stock and loan participations. Both Portfolios invest in U.S. government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

Unlike the JPMorgan Insurance Trust Government Bond Portfolio, the JPMorgan Insurance Trust Core Bond Portfolio may, as a main investment strategy, invest in bonds and other debt securities that are rated in the lowest investment grade category, and enter into “dollar-rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Note that mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of a Portfolio. Therefore, in the case of a Portfolio that holds mortgage-backed securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.

The JPMorgan Insurance Trust Core Bond Portfolio also may purchase taxable or tax-exempt municipal securities, while the JPMorgan Insurance Trust Government Bond Portfolio does not invest in these securities.

Unlike the JPMorgan Insurance Trust Government Bond Portfolio, the JPMorgan Insurance Trust Core Bond Portfolio may invest in shares of exchange traded funds (ETFs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions and industries. The JPMorgan Insurance Trust Core Bond Portfolio may also invest in affiliated money market funds and other investment companies as a main investment strategy, while the JPMorgan Insurance Trust Government Bond Portfolio does not pursue these investments as a main investment strategy.

[5]	For the JPMorgan Insurance Trust Government Bond Portfolio, a government bond is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, and collateralized mortgage obligations.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used by both Portfolios as substitutes for securities in which both Portfolios can invest. The Portfolios may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolios may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Portfolios.

For cash management or temporary defensive purposes, both Portfolios may invest any portion of their total assets in cash and cash equivalents. Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds (including affiliated money market funds) and bank money market deposit accounts.

Both Portfolios’ Boards of Trustees may change any of these investment policies (except the Portfolio’s investment objective and, for the JPMorgan Insurance Trust Core Bond Portfolio, policies designated as fundamental) without shareholder approval.

Both Portfolios are diversified as defined in the Investment Company Act of 1940, as amended.

Portfolio Managers

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Insurance Trust Government Bond Portfolio. Mr. Sais is a member of the Taxable Bond Team and has been part of the team responsible for the management of this Portfolio since 1994. Mr. Sais joined JPMIA in 1994 as a senior fixed income research analyst. Scott E. Grimshaw has been part of the team responsible for management of the Portfolio since 2005. Biographical information on Mr. Grimshaw is described under the Balanced Portfolio.

Douglas Swanson, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Insurance Trust Core Bond Portfolio. An employee of JPMIA and/or predecessor firms since 1983, Mr. Swanson has led the team responsible for the portfolio management of the Portfolio since 1999. Mark M. Jackson, Vice President and CFA charterholder, has been part of the team responsible for the portfolio management of the Portfolio since May 2006. Mr. Jackson has been a portfolio manager managing taxable bond portfolios for JPMIA and/or predecessor firms since 1996.

Investment Process of the JPMorgan Insurance Trust Core Bond Portfolio

In managing and constructing the JPMorgan Insurance Trust Core Bond Portfolio, the Portfolio’s adviser, JPMIA, analyzes four major factors: duration, market sectors, maturity concentrations and individual securities. JPMIA looks for market sectors and individual securities that it believes will perform well over time. JPMIA is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.

II.	Comparison of Fundamental and Non-Fundamental Investment Restrictions

In addition to the investment objectives and strategies described above, each Portfolio has adopted certain fundamental and non-fundamental investment restrictions. The paragraphs below summarize these fundamental and non-fundamental restrictions across the Portfolios.

Fundamental Investment Restrictions: All Portfolios

A. Diversification

No Series Trust II Portfolio may, with respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio’s total assets would be invested in securities or other obligations of any one issuer or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to U.S. Government securities (as defined in the 1940 Act).

The JPMorgan Insurance Portfolios may not purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Portfolio’s assets. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer.

B. Industry Concentration

Series Trust II Portfolios may not purchase any security if, as a result, more than 25% of the value of the Portfolio’s total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

JPMorgan Insurance Trust Portfolios may not purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Additional restrictions on certain JPMorgan Insurance Trust Portfolios with respect to purchasing securities are noted below under “Fundamental Investment Restrictions: Certain JPMorgan Insurance Trust Portfolios.”

C. Borrowing Money

Series Trust II Portfolios may not borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33-1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings exceed 33-1/3% of the value of the Portfolio’s total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation.

JPMorgan Insurance Trust Portfolios may not borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC.

D. Issuing Senior Securities

Series Trust II Portfolios may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

JPMorgan Insurance Trust Portfolios may not issue senior securities, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC.

E. Making Loans

Series Trust II Portfolios may not make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements.

Restrictions on certain JPMorgan Insurance Trust Portfolios with respect to making loans are noted below under “Fundamental Investment Restrictions: Certain JPMorgan Insurance Trust Portfolios.”

F. Purchasing or Selling Physical Commodities

Series Trust II Portfolios may not purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but a Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts.

JPMorgan Insurance Trust Portfolios may not (i) purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or (ii) operate as a commodity pool, in each case, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

G. Purchasing or Selling Real Estate

Series Trust II Portfolios may not purchase or sell real estate, but a Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate.

JPMorgan Insurance Trust Portfolios may not purchase or sell real estate (however, each Portfolio may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

H. Underwriting Securities

Series Trust II Portfolios may not underwrite securities of other issuers, except to the extent a Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

JPMorgan Insurance Trust Portfolios may not underwrite the securities of other issuers except to the extent that a Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

Fundamental Investment Restrictions: Certain JPMorgan Insurance Trust Portfolios

In addition, the following individual Portfolios have additional fundamental investment restrictions:

The JPMorgan Insurance Trust Diversified Equity Portfolio, JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio, JPMorgan Insurance Trust Core Bond Portfolio, and JPMorgan Insurance Trust Government Bond Portfolio, may not (1) purchase participations or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Portfolios in marketable securities of companies engaged in such activities are not hereby precluded); (2) purchase securities of other investment companies except as permitted by the

1940 Act and the rules and regulations thereunder; (3) purchase securities on margin or sell securities short; and (4) make loans, except that a Portfolio may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information. The JPMorgan Insurance Trust International Equity Portfolio and the JPMorgan Insurance Trust Small Cap Equity Portfolio may make loans to other persons in accordance with the Portfolio’s investment objectives and policies to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions: All Portfolios

Series Trust II Portfolios may not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Portfolio’s net assets would be in investments which are illiquid. Series Trust II Portfolios also may not acquire securities of other investment companies, except as permitted by the 1940 Act or any rules or order pursuant thereto.

JPMorgan Insurance Trust Portfolios may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

Additional Non-Fundamental Investment Restrictions:
Certain JPMorgan Insurance Trust Portfolios

The JPMorgan Insurance Trust International Equity Portfolio and JPMorgan Insurance Trust Small Cap Equity Portfolio have the following non-fundamental investment restrictions:

1. Each may not make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio. Each does not currently intend to make short sales against the box. This restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

2. Each may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

3. Each may not purchase or sell interest in oil, gas or mineral leases.

4. Each may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

For investment restriction purposes for the JPMorgan Insurance Trust International Equity Portfolio, the issuer of a tax exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

APPENDIX F

FINANCIAL HIGHLIGHTS OF ACQUIRING PORTFOLIOS

JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Class 1
Six Months Ended June 30, 2008 (Unaudited)	$11.41	$0.27	(e)	$(0.13)	$0.14	$(0.62)
Year Ended December 31, 2007	11.30	0.51	(e)	0.17	0.68	(0.57)
Year Ended December 31, 2006	11.26	0.54		(0.08)	0.46	(0.42)
Year Ended December 31, 2005	11.45	0.40		(0.14)	0.26	(0.45)
Year Ended December 31, 2004	11.58	0.46		0.01	0.47	(0.60)
Year Ended December 31, 2003	11.83	0.59		(0.15)	0.44	(0.69)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b) (c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.93	1.22%	$177,142	0.60%	4.87%	0.63%	2%
11.41	6.21	191,762	0.60	4.62	0.65	4
11.30	4.23	252,140	0.65	4.52	0.70	13
11.26	2.39	327,339	0.74	4.54	0.79	17
11.45	4.13	234,961	0.75	4.79	0.79	15
11.58	3.87	189,747	0.75	5.50	0.81	21

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY PORTFOLIO

Class 2

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
International Equity Portfolio
Six Months Ended June 30, 2008 (Unaudited)	$17.33	$0.28	$(2.04)	$(1.76)	$—	$—	$—
Year Ended December 31, 2007	16.38	0.19	1.40	1.59	(0.23)	(0.41)	(0.64)
September 15, 2006 (e) through December 31, 2006	15.00	0.02	1.40	1.42	(0.03)	(0.01)	(0.04)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b) (c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$15.57	(10.16)%	$5,398	1.28%	3.41%	2.35%		10%
17.33	9.80	6,008	1.28	1.09	2.76		16
16.38	9.46	5,472	1.28	0.35	5.00	(f)	3

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	Due to the size of net assets and fixed expenses, rates may appear disproportionate.

JPMORGAN INSURANCE TRUST DIVERSIFIED MID CAP VALUE PORTFOLIO

Class 1

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Diversified Mid Cap Value Portfolio
Six Months Ended June 30, 2008 (Unaudited)	$9.03	$0.05	$(0.92)	$(0.87)	$(0.12)	$(1.79)	$(1.91)
Year Ended December 31, 2007	16.63	0.18	0.20	0.38	(0.32)	(7.66)	(7.98)
Year Ended December 31, 2006	15.90	0.26	2.23	2.49	(0.13)	(1.63)	(1.76)
Year Ended December 31, 2005	15.82	0.14	1.29	1.43	(0.11)	(1.24)	(1.35)
Year Ended December 31, 2004	13.78	0.11	2.00	2.11	(0.07)	—	(0.07)
Year Ended December 31, 2003	10.45	0.07	3.33	3.40	(0.07)	—	(0.07)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b) (c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 6.25	(9.90)%	$40,476	0.90%	1.13%	1.06%	25%
9.03	1.03	52,237	0.90	1.02	1.06	65
16.63	16.72	81,561	0.93	0.91	0.98	51
15.90	9.75	214,517	0.94	1.05	0.94	55
15.82	15.40	138,171	0.92	0.81	0.93	75
13.78	32.75	112,372	0.93	0.65	0.97	54

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

JPMORGAN INSURANCE TRUST SMALL CAP EQUITY PORTFOLIO

Class 2

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Small Cap Equity Portfolio
Six Months Ended June 30, 2008 (Unaudited)	$12.79	$0.02	$(1.07)	$(1.05)	$—	$—	$—
Year Ended December 31, 2007	16.00	0.05	(1.08)	(1.03)	(0.08)	(2.10)	(2.18)
September 15, 2006 (e) through December 31, 2006	15.00	0.01	1.06	1.07	(0.03)	(0.04)	(0.07)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b) (c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$11.74	(8.21)%	$2,782	1.28%	0.28%	3.61%		27%
12.79	(6.03)	3,019	1.28	0.38	4.04		153
16.00	7.13 (f)	3,214	1.28	0.20	6.52	(g)	6

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	Incurred a gain from an investment transaction error. Without this gain, the total return would have been 6.93%.

(g)	Due to the size of net assets and fixed expenses, rates may appear disproportionate.

JPMORGAN INSURANCE TRUST DIVERSIFIED EQUITY PORTFOLIO

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Class 1
Six Months Ended June 30, 2008 (Unaudited)	$18.34	$0.11(e)	$(2.10)	$(1.99)	$(0.18)	$(1.52)	$(1.70)
Year Ended December 31, 2007	17.60	0.18	1.57	1.75	(0.19)	(0.82)	(1.01)
Year Ended December 31, 2006	15.28	0.19	2.26	2.45	(0.13)	—	(0.13)
Year Ended December 31, 2005	15.08	0.13	0.21	0.34	(0.14)	—	(0.14)
Year Ended December 31, 2004	14.19	0.14	0.85	0.99	(0.10)	—	(0.10)
Year Ended December 31, 2003	11.35	0.10	2.82	2.92	(0.08)	—	(0.08)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b) (c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$14.65	(11.06)%	$182,765	0.73%	1.33%	0.73%	49%
18.34	10.45	290,233	0.73	1.12	0.73	116
17.60	16.15	148,075	0.85	1.05	0.87	129
15.28	2.33	151,133	0.94	0.78	0.95	74
15.08	7.05	178,123	0.91	1.01	0.92	84
14.19	25.93	161,287	0.91	0.85	0.93	32

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

FINANCIAL HIGHLIGHTS OF THE PERFORMANCE AND ACCOUNTING SURVIVOR ACQUIRED PORTFOLIOS

The JPMorgan International Equity Portfolio, the JPMorgan Mid Cap Value Portfolio, and the JPMorgan Small Company Portfolio are accounting and performance survivors for their respective Reorganizations. Because their performance will survive the Reorganization, their financial highlights are pertinent, and thus are provided below.

JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
International Equity Portfolio
Six Months Ended June 30, 2008 (Unaudited)	$15.95	$0.25		$(1.69)	$(1.44)	$(0.23)	$(2.13)	$(2.36)
Year Ended December 31, 2007	14.74	0.19	(e)	1.18	1.37	(0.16)	—	(0.16)
Year Ended December 31, 2006	12.20	0.13		2.55	2.68	(0.14)	—	(0.14)
Year Ended December 31, 2005	11.12	0.14		1.04	1.18	(0.10)	—	(0.10)
Year Ended December 31, 2004	9.45	0.10		1.63	1.73	(0.06)	—	(0.06)
Year Ended December 31, 2003	7.20	0.03		2.28	2.31	(0.06)	—	(0.06)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$12.15	(10.14)%	$69,515	1.09%		3.57%	1.20%	12%
15.95	9.33	83,639	1.22	(f)	1.20	1.22	15
14.74	22.04	104,411	1.20		1.02	1.20	15
12.20	10.69	82,806	1.20		1.27	1.20	8
11.12	18.37	71,013	1.20		1.14	1.20	13
9.45	32.44	44,708	1.20		0.69	1.56	123

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Includes interest expense of 0.02%.

JPMORGAN MID CAP VALUE PORTFOLIO

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Mid Cap Value Portfolio
Six Months Ended June 30, 2008 (Unaudited)	$30.67	$0.16		$(2.83)	$(2.67)	$(0.29)	$(1.95)	$(2.24)
Year Ended December 31, 2007	31.56	0.28		0.56	0.84	(0.29)	(1.44)	(1.73)
Year Ended December 31, 2006	27.84	0.30		4.31	4.61	(0.18)	(0.71)	(0.89)
Year Ended December 31, 2005	25.92	0.15		2.19	2.34	(0.05)	(0.37)	(0.42)
Year Ended December 31, 2004	21.59	0.08	(e)	4.44	4.52	(0.07)	(0.12)	(0.19)
Year Ended December 31, 2003	16.72	0.09	(e)	4.85	4.94	(0.07)	—	(0.07)

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$25.76	(9.06)%	$263,975	1.00%	1.07%	1.25%	17%
30.67	2.45	312,274	1.00	0.92	1.25	48
31.56	16.84	298,608	1.00	0.99	1.25	45
27.84	9.21	273,620	1.00	0.80	1.26	46
25.92	21.06	120,144	1.00	0.63	1.25	51
21.59	29.63	29,365	1.00	0.76	1.58	45

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

JPMORGAN SMALL COMPANY PORTFOLIO

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income		Net realized gains	Total distributions
Small Company Portfolio
Six Months Ended June 30, 2008 (Unaudited)	$16.06	$0.01	$(1.08)	$(1.07)	$(0.03)		$(1.50)	$(1.53)
Year Ended December 31, 2007	17.82	0.02	(0.95)	(0.93)	—	(e)	(0.83)	(0.83)
Year Ended December 31, 2006	15.92	— (e)	2.39	2.39	—		(0.49)	(0.49)
Year Ended December 31, 2005	17.88	(0.01)	0.29	0.28	—		(2.24)	(2.24)
Year Ended December 31, 2004	14.06	(0.05)	3.87	3.82	—		—	—
Year Ended December 31, 2003	10.34	(0.06)	3.78	3.72	—		—	—

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$13.46	(6.96)%	$70,996	1.08%	0.18%	1.15%	21%
16.06	(5.67)	82,402	1.15	0.14	1.15	44
17.82	15.01	95,311	1.15	0.01	1.15	39
15.92	3.42	86,926	1.15	(0.04)	1.15	44
17.88	27.17	81,562	1.15	(0.37)	1.15	154
14.06	35.98	52,215	1.15	(0.53)	1.15	60

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Amount rounds to less than $0.01.

Appendix G

Similarities and Differences in the Forms of Organization of
J.P. Morgan Series Trust II and JPMorgan Insurance Trust

	J.P. Morgan Series Trust II (a Delaware statutory trust)	JPMorgan Insurance Trust (a Massachusetts business trust)
Quorum of shareholders	Thirty-three and one-third of shares entitled to vote unless a larger vote is expressly required by any provision of applicable law, the Declaration of Trust, or the Bylaws.	Majority of shares entitled to vote unless a larger vote is expressly required by any provision of applicable law, the Declaration of Trust, or the Bylaws.
Can the Fund issue an unlimited number of shares?	Yes	Yes
Do the Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes[1]	No2
Can the Trustees amend the by-laws without shareholder approval?	Yes[3]	Yes[4]
Is termination of the trust (as opposed to a series thereof) possible without shareholder approval?	Yes	Yes
Can the Trustees act without a meeting?	Yes[5]	Yes[6]
Trustee liability other than what the federal securities laws already prescribe?	No	No
Shareholder liability?	No	No7

(1)	Shareholders have the right to vote (i) on any amendment that would affect their right to vote granted in Article V, Section 1 (right to vote for the Trustees), (ii) on any amendment to Section 4 of Article VIII (Declaration of trust’s amendment provision), (iii) on any amendment that may be required by applicable law or by the trust’s registration statement filed with the Securities and Exchange Commission and (iv) on any amendment submitted to them by the Trustees.

(2)	The Trustees may amend the Declaration of Trust without shareholder vote to designate series or Classes, to change the name of the trust, to correct ambiguities or inconsistent provisions, or to comply the Declaration of Trust with federal laws or regulations.

(3)	Provided that no such amendment shall limit the rights to indemnification or insurance provided in the Bylaws.

G-1

(4)	Except where such amendment, adoption or repeal requires, pursuant to law, the Declaration of Trust, or the Bylaws, a vote of the shareholders, or affects the provisions of Sections 1 and 4 of Article X (custodian selection and contract) or the provisions of Article XII (amendment provision).

(5)	By written consent of a majority of the Trustees unless a higher proportion is required by law or a specific provision in the Declaration of Trust.

(6)	If all Trustees or all members of a committee (where action may be by a committee) consent to the action in writing.

(7)	Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust. The Declaration of Trust provides for indemnification out of the property of the trust for all loss and expense of any shareholder of the trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the trust itself would be unable to meet its obligations.

G-2

YOUR VOTING INSTRUCTIONS ARE IMPORTANT

Your Voting Instructions are important!

And now you can Provide Instructions on the PHONE or the INTERNET.

It saves Money! Telephone and Internet instructions saves postage costs.

It saves Time! Telephone and Internet instructions are instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-235-4258 or go to website: www.proxy-direct.com

3. Follow the recorded or on-screen directions.

4. Do not mail your Voting Instructions Card when you vote by phone or Internet.

Please detach at perforation before mailing.

VOTING INSTRUCTIONS	J.P. MORGAN SERIES TRUST II JPMORGAN INSURANCE TRUST GOVERNMENT BOND PORTFOLIO NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 1, 2009	VOTING INSTRUCTIONS

[Insurance Company]

The undersigned owner or holder of a variable annuity contract or variable life insurance policy (“Contract”) hereby instructs the issuing insurance company named above to vote and act with respect to all shares of the Acquired Portfolios attributable to his or her Contract at the Special Meeting of Shareholders of the Portfolio to be held at 9:00 a.m., Eastern time, on April 1, 2009, at the offices of J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, New York 10167, and at any adjournment of postponement thereof (“Meeting”), and to use its discretion as indicated on the matters referred to in the Proxy Statement for the Meeting, receipt of which is hereby acknowledged, to vote upon such other business as may properly come before the Meeting.

This Voting Instruction when properly executed will be voted in the manner directed by the undersigned. IF NO INSTRUCTIONS ARE GIVEN, THIS VOTING INSTRUCTION WILL BE VOTED FOR THE APPROVAL OF THE PROPOSAL LISTED ON THE REVERSE SIDE. THE SOLICITATION OF THIS VOTING INSTRUCTION IS MADE ON BEHALF OF THE BOARD OF TRUSTEES. Your vote is important. Complete, sign on the reverse side and return this card as soon as possible.

VOTE VIA THE TELEPHONE: 1-866-235-4258
VOTE VIA THE INTERNET: www.proxy-direct.com

YOUR VOTE IS IMPORTANT.

Please complete, sign and return this card as soon as possible. Please sign exactly as your name(s) appear(s) on this Voting Instruction. If shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

__________________________________________________________

Signature

__________________________________________________________

Signature (if held jointly)

______________________________________________________,2009

Date                                               JPM_19661_VI_112508

YOUR VOTING INSTRUCTIONS ARE IMPORTANT

Portfolios JPMorgan Bond Portfolio JPMorgan Mid Cap Value Portfolio JPMorgan U.S. Large Cap Core Equity Portfolio	Portfolios JPMorgan International Equity Portfolio JPMorgan Small Company Portfolio JPMorgan Insurance Trust Government Bond Portfolio

Please detach at perforation before mailing.

The Board of Trustees recommends that you vote FOR the proposals below.

PLEASE MARK VOTES AS IN THIS EXAMPLE:

1.

To approve a proposed Agreement and Plan of Reorganization relating to your Acquired Portfolio providing for (i) the acquisition of all of the assets and assumptions of all of the liabilities of an Acquired Portfolio in exchange for shares of the corresponding JPMorgan Insurance Trust Portfolio opposite its name in the following chart and (ii) the subsequent liquidation of the Acquired Portfolio;

Acquired Portfolio	Corresponding JPMorgan Insurance Trust Portfolio	FOR	WITHHOLD	ABSTAIN
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

These voting instructions will be voted as specified. IF NO SPECIFICATION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED FOR APPROVAL OF PROPOSAL 1. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION CARD, THE COMPANY WILL VOTE ALL SHARES ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO THE VOTING INSTRUCTIONS FOR THE PORTFOLIO ACTUALLY RECEIVED.

PLEASE SIGN, DATE, AND RETURN THE VOTING INSTRUCTIONS PROMPTLY USING THE ENCLOSED ENVELOPE.

JPM_19661_VI_112508

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	J.P MORGAN SERIES TRUST II JPMORGAN INSURANCE TRUST GOVERNMENT BOND PORTFOLIO NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 1, 2009	PROXY

The undersigned acknowledges receipt of the Notice of Meeting and Proxy Statement for the Special Meeting of Shareholders of J.P. Morgan Series Trust II Portfolios and the JPMorgan Insurance Trust Government Bond Portfolio, to be held at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”) 245 Park Avenue, New York, New York 10167 on April 1, 2009, at 9:00 a.m., Eastern Time (the “Meeting”), and appoints Laura Melman, Tiffany Prasad, Frank Tango and Michael Tansley (and each of them) proxies, with power of substitution, to attend the Special Meeting (and any postponements or adjournments thereof) and to vote all shares the undersigned is entitled to vote upon the matters indicated on the reverse side and with discretionary power to vote on any other business that may properly come before the Special Meeting.

This Proxy when properly executed will be voted in the manner directed by the undersigned. IF NO INSTRUCTIONS ARE GIVEN, THIS PROXY WILL BE VOTED FOR THE APPROVAL OF THE PROPOSAL LISTED ON THE REVERSE SIDE. THE SOLICITATION OF THIS PROXY IS MADE ON BEHALF OF THE BOARD OF TRUSTEES. Your vote is important. Complete, sign on the reverse side and return this card as soon as possible.

VOTE VIA THE TELEPHONE: 1-866-241-6192
VOTE VIA THE INTERNET: www.proxy-direct.com

YOUR VOTE IS IMPORTANT.

Please complete, sign and return this card as soon as possible. Please sign exactly as your name(s) appear(s) on this Proxy. If shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

__________________________________________________________

Signature

__________________________________________________________

Signature (if held jointly)

______________________________________________________,2009

Date                                                JPM_19661_121008

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Portfolios	Portfolios
JPMorgan Bond Portfolio	JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Government Bond Portfolio

Please detach at perforation before mailing.

The Board of Trustees recommends that you vote FOR the proposals below.

PLEASE MARK VOTES AS IN THIS EXAMPLE:

1.

To approve a proposed Agreement and Plan of Reorganization relating to your Acquired Portfolio providing for (i) the acquisition of all of the assets and assumptions of all of the liabilities of an Acquired Portfolio in exchange for shares of the corresponding JPMorgan Insurance Trust Portfolio opposite its name in the following chart and (ii) the subsequent liquidation of the Acquired Portfolio;

Acquired Portfolio	Corresponding JPMorgan Insurance Trust Portfolio	FOR	WITHHOLD	ABSTAIN
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

PLEASE SIGN, DATE, AND RETURN THE VOTING INSTRUCTIONS PROMPTLY USING THE ENCLOSED ENVELOPE.

JPM_19661_121008

PART B

JPMORGAN INSURANCE TRUST

Statement of Additional Information

January __, 2009

Acquired Funds	Acquiring Funds

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
(a series of J.P. Morgan Series Trust II)	(a series of JPMorgan Insurance Trust)
245 Park Avenue	1111 Polaris Parkway
New York, New York 10167	Columbus, Ohio 43240

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
(a series of JPMorgan Insurance Trust)	(a series of JPMorgan Insurance Trust)
1111 Polaris Parkway	1111 Polaris Parkway
Columbus, Ohio 43240	Columbus, Ohio 43240

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio
(a series of J.P. Morgan Series Trust II)	(a series of JPMorgan Insurance Trust)
245 Park Avenue	1111 Polaris Parkway
New York, New York 10167	Columbus, Ohio 43240

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
(a series of J.P. Morgan Series Trust II)	(a series of JPMorgan Insurance Trust)
245 Park Avenue	1111 Polaris Parkway
New York, New York 10167	Columbus, Ohio 43240

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio
(a series of J.P. Morgan Series Trust II)	(a series of JPMorgan Insurance Trust)
245 Park Avenue	1111 Polaris Parkway
New York, New York 10167	Columbus, Ohio 43240

Acquisition of the Assets and Liabilities of	By and in Exchange for Shares of
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
(a series of J.P. Morgan Series Trust II)	(a series of JPMorgan Insurance Trust)
245 Park Avenue	1111 Polaris Parkway
New York, New York 10167	Columbus, Ohio 43240

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated January __, 2009, relating specifically to the proposed transfer of:

a.

all of the assets of JPMorgan Bond Portfolio to JPMorgan Insurance Trust Core Bond Portfolio and the assumption of all the liabilities of JPMorgan Bond Portfolio in exchange for Class 1 shares of JPMorgan Insurance Trust Core Bond Portfolio having an aggregate net asset value equal to those of JPMorgan Bond Portfolio;

b.

all of the assets of JPMorgan Insurance Trust Government Bond Portfolio to JPMorgan Insurance Trust Core Bond Portfolio and the assumption of all the liabilities of JPMorgan Insurance Trust Government Bond Portfolio in exchange for Class 1 shares of JPMorgan Insurance Trust Core Bond Portfolio having an aggregate net asset value equal to those of JPMorgan Insurance Trust Government Bond Portfolio;

1

c.

all of the assets of JPMorgan International Equity Portfolio to JPMorgan Insurance Trust International Equity Portfolio and the assumption of all the liabilities of JPMorgan International Equity Portfolio in exchange for Class 1 shares of JPMorgan Insurance Trust International Equity Portfolio having an aggregate net asset value equal to those of JPMorgan International Equity Portfolio; and

d.

 all of the assets of JPMorgan Mid Cap Value Portfolio to JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio and the assumption of all the liabilities of JPMorgan Mid Cap Value Portfolio in exchange for Class 1 shares of JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio having an aggregate net asset value equal to those of JPMorgan Mid Cap Value Portfolio.

e.

all of the assets of JPMorgan Small Company Portfolio to JPMorgan Insurance Trust Small Cap Equity Portfolio and the assumption of all the liabilities of JPMorgan Small Company Portfolio in exchange for Class 1 shares of JPMorgan Insurance Trust Small Cap Equity Portfolio having an aggregate net asset value equal to those of JPMorgan Small Company Portfolio; and

f.

all of the assets of JPMorgan U.S. Large Cap Core Equity Portfolio to JPMorgan Insurance Trust Diversified Equity Portfolio and the assumption of all the liabilities of JPMorgan U.S. Large Cap Core Equity Portfolio in exchange for Class 1 shares of JPMorgan Insurance Trust Diversified Equity Portfolio having an aggregate net asset value equal to those of JPMorgan U.S. Large Cap Core Equity Portfolio.

To obtain a copy of the Proxy Statement/Prospectus, please write to JPMorgan Funds Services at P. O. Box 8528, Boston, MA 02266-8528 or call (800) 480-4111 or visit jpmorganfunds.com.  The transfers are to occur pursuant to certain Agreements and Plans of Reorganization.  Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1.	General Information

2.	Documents Incorporated by Reference, including Financial Statements

3.	Pro Forma Financial Statements and Notes for JPMorgan Bond Portfolio and JPMorgan Insurance Trust Core Bond Portfolio

4.	Pro Forma Financial Statements and Notes for JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Insurance Trust Core Bond Portfolio

5.	Pro Forma Financial Statements and Notes for JPMorgan Bond Portfolio, JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Insurance Trust Core Bond Portfolio

6.	Pro Forma Financial Statements and Notes for JPMorgan International Equity Portfolio and JPMorgan Insurance Trust International Equity Portfolio

7.	Pro Forma Financial Statements and Notes for JPMorgan Mid Cap Value Portfolio and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

8.	Pro Forma Financial Statements and Notes for JPMorgan Small Company Portfolio and JPMorgan Insurance Trust Small Cap Equity Portfolio

9.	Pro Forma Financial Statements and Notes for JPMorgan U.S. Large Cap Core Equity Portfolio and JPMorgan Insurance Trust Diversified Equity Portfolio

2

GENERAL INFORMATION

A Combined Special Meeting of Shareholders of J.P. Morgan Series Trust II will be held at the offices of J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, New York 10167, on Wednesday, April 1, 2009 at 9:00 a.m. Eastern Time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

A Combined Special Meeting of Shareholders of JPMorgan Insurance Trust Government Bond Portfolio to consider the Reorganization will be held at the offices of J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, New York 10167, on Wednesday, April 1, 2005, at 9:00 a.m., Eastern Time.  For further information about the Reorganization, see the Proxy Statement/Prospectus.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Equity Portfolio, and JPMorgan Insurance Trust Diversified Equity Portfolio consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.

 The Statement of Additional Information for JPMorgan Insurance Trust dated May 1, 2008, as supplemented;

2.

The preliminary Statement of Additional Information for JPMorgan Insurance Trust, subject to completion, filed November 26, 2008;

3.

The Statement of Additional Information for J.P. Morgan Series Trust II dated May 1, 2008, as supplemented;

4.

The Financial Statements of the Acquiring Funds as included in the Acquiring Funds’ Annual Reports filed for the year ended December 31, 2007;

5.

The Financial Statements of the J.P. Morgan Series Trust II Acquired Funds, as included in such Funds’ Annual Reports filed for the year ended December 31, 2007;

6.

The Financial Statements of JPMorgan Insurance Trust Government Bond Portfolio as included in the Fund’s Annual Report filed for the period ended December 31, 2007;

7.

The Financial Statements of the Acquiring Funds as included in the Acquiring Funds’ Semi-Annual Reports filed for the period ended June 30, 2008;

8.

The Financial Statements of the J.P. Morgan Series Trust II Acquired Funds as included in such Funds’ Semi-Annual Reports filed for the period ending June 30, 2008; and

9.

The Financial Statements of JPMorgan Insurance Trust Government Bond Portfolio as included in the Fund’s Semi-Annual Report filed for the period ended June 30, 2008.

Shown below are the financial statements for each Acquired Fund and Acquiring Fund (the “Funds”) as of the dates indicated and pro forma financial statements for the combined Funds (each, a “Combined Fund”), assuming the reorganization of the applicable Acquired Fund into the Acquiring Fund had been effective on June 30, 2008 and with respect to the Statements of Operations as if the reorganization occurred on July 1, 2007.  The first table presents Portfolio of Investments for each Fund and pro forma figures for the Combined Fund.  The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

3

JPMorgan Bond Portfolio/JPMorgan Insurance Trust Core Bond Portfolio
Combined Schedule of Portfolio Investments
As of June 30, 2008 (Unaudited)

JPMorgan Bond Portfolio	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio		Combined Pro Forma	Combined Pro Forma
Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)
				Long-Term Investments -- 104.9%
				Asset-Backed Securities -- 2.6%
		150,000		American Express Credit Account Master Trust,	150,000
			151,219	Series 2004-3, Class A, 4.35%, 12/15/11		151,219
				AmeriCredit Automobile Receivables Trust,
		217,917	216,938	Series 2006-BG, Class A3, 5.21%, 10/06/11 (i)	217,917	216,938
		400,000	362,318	Series 2006-BG, Class A4, 5.21%, 09/06/13 (i)	400,000	362,318
200,000				Bank of America Credit Card Trust,	200,000
	195,793			Series 2006-C4, Class C4, VAR, 2.70%, 11/15/11 (m)		195,793
		60,463		Bear Stearns Asset Backed Securities Trust, Inc.,	60,463
			47,014	Series 2006-SD1, Class A, VAR, 2.85%, 04/25/36 (i) (y)		47,014
595,000				Capital One Multi-Asset Execution Trust,	595,000
	604,850			Series 2007-A9, Class A9, 4.95%, 08/15/12 (m)		604,850
				Citibank Credit Card Issuance Trust,
		450,000	444,306	Series 2002-C2, Class C2, 6.95%, 02/18/14	450,000	444,306
		250,000	250,642	Series 2005-B1, Class B1, 4.40%, 09/15/10	250,000	250,642
100,422				Citigroup Mortgage Loan Trust, Inc.,	100,422
	80,480			Series 2003-HE3, Class A, VAR, 2.86%, 12/25/33 (m)		80,480
21,522				CNH Equipment Trust,	21,522
	21,540			Series 2005-B, Class A3, 4.27%, 01/15/10 (m)		21,540
				Countrywide Asset-Backed Certificates,
135,369	114,716			Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	135,369	114,716
1,056	934			Series 2004-1, Class 3A, VAR, 2.76%, 04/25/34 (m)	1,056	934
120,000	92,287			Series 2004-1, Class M1, VAR, 2.98%, 03/25/34 (m)	120,000	92,287
100,000	84,235			Series 2004-1, Class M2, VAR, 3.03%, 03/25/34 (m)	100,000	84,235
				Countrywide Home Equity Loan Trust,
93,419	58,660			Series 2004-I, Class A, VAR, 2.76%, 02/15/34 (m)	93,419	58,660
31,403	23,699			Series 2004-K, Class 2A, VAR, 2.77%, 02/15/34 (m)	31,403	23,699
				First Franklin Mortgage Loan Asset Backed Certificates,
125,000	99,001			Series 2005-FF2, Class M3, VAR, 2.96%, 03/25/35 (m)	125,000	99,001
250,000	176,521			Series 2005-FF11, Class M1, VAR, 2.91%, 11/25/35 (m)	250,000	176,521
1,584				GSAMP Trust,	1,584
	1,324			Series 2004-OPT, Class A1, VAR, 2.82%, 11/25/34 (m)		1,324
210,000				Home Equity Asset Trust,	210,000
	125,685			Series 2005-8, Class M2, VAR, 2.93%, 02/25/36 (m)		125,685
		175,000		Household Automotive Trust,	175,000
			173,867	Series 2005-1 Class A4, 4.35%, 06/18/12		173,867
500,000				K2 (USA) LLC,	500,000
	-			Series 2007-2D, VAR, 5.12%, 02/15/10 (f) (i) (s) (v)		-
				Long Beach Mortgage Loan Trust,
300,000	251,581			Series 2003-4, Class M1, VAR, 3.16%, 08/25/33	300,000	251,581
190,000	147,992			Series 2004-1, Class M1, VAR, 2.98%, 02/25/34	190,000	147,992
125,000	96,278			Series 2004-1, Class M2, VAR, 3.03%, 02/25/34	125,000	96,278
250,000	199,313			Series 2004-3, Class M1, VAR, 3.05%, 07/25/34	250,000	199,313
125,000				MASTR Asset Backed Securities Trust,	125,000
	96,784			Series 2005-OPT1, Class M2, VAR, 2.90%, 03/25/35		96,784
				MBNA Credit Card Master Note Trust,
275,000	275,090			Series 2001-C2, Class C2, VAR, 3.62%, 12/15/10 (e)	275,000	275,090
		200,000	197,200	Series 2002-C1, Class C1, 6.80%, 07/15/14	200,000	197,200
		75,000	73,924	Series 2003-C1, Class C1, VAR, 4.17%, 06/15/12	75,000	73,924
		240,000		MBNA Master Credit Card Trust,	240,000
			246,183	Series 1999-J, Class C, 7.85%, 02/15/12 (e)		246,183
125,000				New Century Home Equity Loan Trust,	125,000
	99,813			Series 2005-1, Class M1, VAR, 2.93%, 03/25/35		99,813
				Option One Mortgage Loan Trust,
40,285	33,493			Series 2003-1, Class A2, VAR, 3.32%, 02/25/33	40,285	33,493
23,968	21,211			Series 2003-5, Class A2, VAR, 2.80%, 08/25/33	23,968	21,211
				Residential Asset Securities Corp,
10,754	9,346			Series 2002-KS4, Class AIIB, VAR, 2.98%, 07/25/32	10,754	9,346
16,145	11,397			Series 2003-KS5, Class AIIB, VAR, 3.06%, 07/25/33	16,145	11,397
17,585	12,819			Series 2003-KS9, Class A2B, VAR, 3.12%, 11/25/33	17,585	12,819
250,000	170,646			Series 2005-KS11, Class M2, VAR, 2.90%, 12/25/35	250,000	170,646
250,000				Soundview Home Equity Loan Trust,	250,000
	87,984			Series 2005-OPT4, Class M1, VAR 2.94%, 12/25/35		87,984
				Wachovia Asset Securitization, Inc.,
24,185	18,543			Series 2002-HE2, Class A, VAR, 2.91%, 12/25/32	24,185	18,543
40,935	32,079			Series 2003-HE2, Class AII1, VAR, 2.74%, 06/25/33	40,935	32,079
88,785	70,558			Series 2003-HE3, Class A, VAR, 2.73%, 11/25/33	88,785	70,558
				Total Asset-Backed Securities
	3,314,652		2,163,611	(Cost $4,641,401, $2,221,417 and $6,862,818, respectively)		5,478,263

				Collateralized Mortgage Obligations -- 49.1%
				Agency CMO -- 28.2%
				Federal Home Loan Mortgage Corp. REMICS,
		16,645	17,604	Series 11, Class D, 9.50%, 07/15/19	16,645	17,604
		10,473	11,117	Series 22, Class C, 9.50%, 04/15/20	10,473	11,117
		2,421	2,662	Series 47, Class F, 10.00%, 06/15/20	2,421	2,662
		1,926	2,055	Series 99, Class Z, 9.50%, 01/15/21	1,926	2,055
		2,203	2,341	Series 1065, Class J, 9.00%, 04/15/21	2,203	2,341
		321,078	349,557	Series 1113, Class J, 8.50%, 06/15/21	321,078	349,557
		17,927	18,643	Series 1250, Class J, 7.00%, 05/15/22	17,927	18,643
		29,910	31,464	Series 1316, Class Z, 8.00%, 06/15/22	29,910	31,464
		51,690	54,335	Series 1324, Class Z, 7.00%, 07/15/22	51,690	54,335
		36,646	39,764	Series 1343, Class LA, 8.00%, 08/15/22	36,646	39,764
		42,711	42,664	Series 1343, Class LB, 7.50%, 08/15/22	42,711	42,664
		32,146	33,536	Series 1394, Class ID, IF, 9.57%, 10/15/22	32,146	33,536
		28,902	28,869	Series 1395, Class G, 6.00%, 10/15/22	28,902	28,869
		21,155	22,109	Series 1505, Class Q, 7.00%, 05/15/23	21,155	22,109
		41,721	40,822	Series 1518, Class G, IF, 7.01%, 05/15/23	41,721	40,822
		43,638	42,415	Series 1541, Class O, VAR, 3.28%, 07/15/23	43,638	42,415
		1,666	1,660	Series 1561, Class TA, PO, 08/15/08	1,666	1,660
		45,637	46,971	Series 1596, Class D, 6.50%, 10/15/13	45,637	46,971
		18,606	20,080	Series 1607, Class SA, IF, 13.68%, 10/15/13	18,606	20,080
		39,494	41,690	Series 1609, Class LG, IF, 11.92%, 11/15/23	39,494	41,690
		5,244	5,268	Series 1625, Class SD, IF, 8.50%, 12/15/08	5,244	5,268
		500,000	529,716	Series 1638, Class H, 6.50%, 12/15/23	500,000	529,716
		2,387	2,626	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,387	2,626
		7,167	7,220	Series 1685, Class Z, 6.00%, 11/15/23	7,167	7,220
		213	213	Series 1689, Class SD, IF, 10.53%, 10/15/23	213	213
		22,544	19,441	Series 1700, Class GA, PO, 02/15/24	22,544	19,441
		1,707,826	1,797,743	Series 1732, Class K, 6.50%, 05/15/24	1,707,826	1,797,743
		108,473	107,915	Series 1798, Class F, 5.00%, 05/15/23	108,473	107,915
		236,077	246,407	Series 1863, Class Z, 6.50%, 07/15/26	236,077	246,407
		4,027	2,353	Series 1865, Class D, PO, 02/15/24	4,027	2,353
		2,379	2,372	Series 1900, Class T, PO, 08/15/08	2,379	2,372
		1,046	1,041	Series 1967, Class PC, PO, 10/15/08	1,046	1,041
		70,472	72,625	Series 1981, Class Z, 6.00%, 05/15/27	70,472	72,625
		87,669	88,970	Series 1987, Class PE, 7.50%, 09/15/27	87,669	88,970
		46,346	47,416	Series 2025, Class PE, 6.30%, 01/15/13	46,346	47,416
		23,921	10,869	Series 2033, Class SN, IF, IO, 17.46%, 03/15/24	23,921	10,869
		40,216	10,899	Series 2038, Class PN, IO, 7.00%, 03/15/28	40,216	10,899
		108,742	116,110	Series 2054, Class PV, 7.50%, 05/15/28	108,742	116,110
		68,801	71,270	Series 2055, Class OE, 6.50%, 05/15/13	68,801	71,270
		170,367	179,924	Series 2064, Class TE, 7.00%, 06/15/28	170,367	179,924
		147,646	154,972	Series 2075, Class PH, 6.50%, 08/15/28	147,646	154,972
		106,344	110,044	Series 2102, Class TU, 6.00%, 12/15/13	106,344	110,044
		226,350	234,134	Series 2115, Class PE, 6.00%, 01/15/14	226,350	234,134
		3,886	3,887	Series 2132, Class PD, 6.00%, 11/15/27	3,886	3,887
		30,134	33,370	Series 2132, Class SB, IF, 19.89%, 03/15/29	30,134	33,370
		65,039	10,968	Series 2134, Class PI, IO, 6.50%, 03/15/19	65,039	10,968
		13,632	1,737	Series 2135, Class UK, IO, 6.50%, 03/15/14	13,632	1,737
		6,797	6,819	Series 2143, Class CD, 6.00%, 02/15/28	6,797	6,819
		829,000	886,098	Series 2172, Class QC, 7.00%, 07/15/29	829,000	886,098
		260,428	280,721	Series 2182, Class ZB, 8.00%, 09/15/29	260,428	280,721
		44,863	47,241	Series 2247, Class Z, 7.50%, 08/15/30	44,863	47,241
		12,701	13,017	Series 2261, Class ZY, 7.50%, 10/15/30	12,701	13,017
		178,924	190,382	Series 2283, Class K, 6.50%, 12/15/23	178,924	190,382
		26,850	20,756	Series 2306, Class K, PO, 05/15/24	26,850	20,756
		64,441	8,790	Series 2306, Class SE, IF, IO, 6.74%, 05/15/24	64,441	8,790
		86,210	93,111	Series 2325, Class PM, 7.00%, 06/15/31	86,210	93,111
		502,435	525,968	Series 2344, Class ZD, 6.50%, 08/15/31	502,435	525,968
		82,093	86,126	Series 2344, Class ZJ, 6.50%, 08/15/31	82,093	86,126
		51,813	54,314	Series 2345, Class NE, 6.50%, 08/15/31	51,813	54,314
		475,298	499,579	Series 2345, Class PQ, 6.50%, 08/15/16	475,298	499,579
		172,335	179,263	Series 2355, Class BP, 6.00%, 09/15/16	172,335	179,263
		177,132	211,528	Series 2359, Class ZB, 8.50%, 06/15/31	177,132	211,528
		11,692	11,768	Series 2362, Class PD, 6.50%, 06/15/20	11,692	11,768
		309,695	317,328	Series 2391, Class QR, 5.50%, 12/15/16	309,695	317,328
		202,134	204,724	Series 2392, Class PV, 6.00%, 12/15/20	202,134	204,724
		245,346	255,242	Series 2394, Class MC, 6.00%, 12/15/16	245,346	255,242
		102,777	106,729	Series 2410, Class OE, 6.38%, 02/15/32	102,777	106,729
		155,384	155,906	Series 2410, Class QS, IF, 13.07%, 02/15/32	155,384	155,906
		98,993	11,552	Series 2410, Class QX, IF, IO, 6.18%, 02/15/32	98,993	11,552
		57,805	57,814	Series 2412, Class SE, IF, 11.28%, 02/15/09	57,805	57,814
		100,000	104,862	Series 2412, Class SP, IF, 11.16%, 02/15/32	100,000	104,862
		211,683	224,067	Series 2423, Class MC, 7.00%, 03/15/32	211,683	224,067
		341,036	360,986	Series 2423, Class MT, 7.00%, 03/15/32	341,036	360,986
		227,841	239,602	Series 2435, Class CJ, 6.50%, 04/15/32	227,841	239,602
		470,000	483,175	Series 2435, Class VH, 6.00%, 07/15/19	470,000	483,175
		146,377	17,721	Series 2444, Class ES, IF, IO, 5.48%, 03/15/32	146,377	17,721
		97,585	11,935	Series 2450, Class SW, IF, IO, 5.53%, 03/15/32	97,585	11,935
		50,259	51,104	Series 2454, Class BG, 6.50%, 08/15/31	50,259	51,104
		300,000	315,900	Series 2455, Class GK, 6.50%, 05/15/32	300,000	315,900
		286,409	294,869	Series 2460, Class VZ, 6.00%, 11/15/29	286,409	294,869
		220,122	231,897	Series 2484, Class LZ, 6.50%, 07/15/32	220,122	231,897
		318,569	322,464	Series 2498, Class UD, 5.50%, 06/15/16	318,569	322,464
		790,000	803,951	Series 2500, Class MC, 6.00%, 09/15/32	790,000	803,951
		2,271	2,269	Series 2500, Class TD, 5.50%, 02/15/16	2,271	2,269
		129,344	132,437	Series 2503, Class BH, 5.50%, 09/15/17	129,344	132,437
		129,630	114,002	Series 2513, Class YO, PO, 02/15/32	129,630	114,002
		457,274	434,422	Series 2515, Class DE, 4.00%, 03/15/32	457,274	434,422
		500,000	507,218	Series 2535, Class BK, 5.50%, 12/15/22	500,000	507,218
		300,000	304,960	Series 2543, Class YX, 6.00%, 12/15/32 (m)	300,000	304,960
		500,000	509,200	Series 2544, Class HC, 6.00%, 12/15/32	500,000	509,200
		231,845	237,831	Series 2565, Class MB, 6.00%, 05/15/30	231,845	237,831
		500,000	507,719	Series 2575, Class ME, 6.00%, 02/15/33	500,000	507,719
		134,249	33,048	Series 2586, Class WI, IO, 6.50%, 03/15/33	134,249	33,048
		170,652	175,057	Series 2594, Class VA, 6.00%, 03/15/14	170,652	175,057
		400,000	410,517	Series 2594, Class VQ, 6.00%, 08/15/20	400,000	410,517
		356,538	31,969	Series 2597, Class DS, IF, IO, 5.08%, 02/15/33	356,538	31,969
		494,997	35,094	Series 2599, Class DS, IF, IO, 4.53%, 02/15/33	494,997	35,094
		584,056	47,504	Series 2610, Class DS, IF, IO, 4.63%, 03/15/33	584,056	47,504
		776,745	71,589	Series 2611, Class SH, IF, IO, 5.18%, 10/15/21	776,745	71,589
		500,000	483,657	Series 2617, Class GR, 4.50%, 05/15/18	500,000	483,657
		772,320	81,247	Series 2626, Class NS, IF, IO, 4.08%, 06/15/23	772,320	81,247
		500,000	491,700	Series 2628, Class WA, 4.00%, 07/15/28	500,000	491,700
		500,000	484,374	Series 2631, Class LC, 4.50%, 06/15/18	500,000	484,374
		625,898	602,129	Series 2636, Class Z, 4.50%, 06/15/18	625,898	602,129
		199,277	174,344	Series 2638, Class DS, IF, 6.13%, 07/15/23	199,277	174,344
		32,068	2,506	Series 2643, Class HI, IO, 4.50%, 12/15/16	32,068	2,506
		81,701	91,177	Series 2656, Class SH, IF, 14.19%, 02/15/25	81,701	91,177
		349,177	332,970	Series 2668, Class SB, IF, 5.00%, 10/15/15	349,177	332,970
		500,000	470,664	Series 2675, Class CK, 4.00%, 09/15/18	500,000	470,664
		231,574	160,520	Series 2682, Class YS, IF, 5.31%, 10/15/33	231,574	160,520
		274,714	133,059	Series 2684, Class TO, PO, 10/15/33	274,714	133,059
		184,493	186,975	Series 2686, Class GB, 5.00%, 05/15/20	184,493	186,975
		184,441	115,181	Series 2691, Class WS, IF, 5.29%, 10/15/33	184,441	115,181
		138,460	95,971	Series 2705, Class SC, IF, 5.29%, 11/15/33	138,460	95,971
		211,357	152,756	Series 2705, Class SD, IF, 5.82%, 11/15/33	211,357	152,756
		1,000,000	942,037	Series 2716, Class UN, 4.50%, 12/15/23	1,000,000	942,037
		750,000	495,093	Series 2727, Class BS, IF, 5.37%, 01/15/34	750,000	495,093
		13,556	10,570	Series 2733, Class GF, VAR, 0.00%, 09/15/33	13,556	10,570
		500,000	495,999	Series 2743, Class HD, 4.50%, 08/15/17	500,000	495,999
		209,330	134,577	Series 2744, Class FE, VAR, 0.00%, 02/15/34	209,330	134,577
		500,000	510,710	Series 2744, Class PD, 5.50%, 08/15/33	500,000	510,710
110,830	1,121			Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	110,830	1,121
		144,668	102,546	Series 2753, Class S, IF, 7.06%, 02/15/34	144,668	102,546
		168,930	167,076	Series 2755, Class SA, IF, 9.26%, 05/15/30	168,930	167,076
		151,690	111,686	Series 2766, Class SX, IF, 9.12%, 03/15/34	151,690	111,686
		59,746	29,551	Series 2769, Class PO, PO, 03/15/34	59,746	29,551
		476,978	342,204	Series 2776, Class SK, IF, 5.37%, 04/15/34	476,978	342,204
		46,915	37,305	Series 2778, Class BS, IF, 9.57%, 04/15/34	46,915	37,305
596,780	49,277			Series 2779, Class SM, IF, IO, 4.68%, 10/15/18 (m)	596,780	49,277
		268,127	257,421	Series 2780, Class JG, 4.50%, 04/15/19	268,127	257,421
132,491	2,397			Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	132,491	2,397
		702,000	685,979	Series 2809, Class UB, 4.00%, 09/15/17	702,000	685,979
1,796,078	160,497			Series 2813, Class SB, IF, IO, 4.58%, 02/15/34 (m)	1,796,078	160,497
		135,304	136,658	Series 2827, Class SQ, IF, 7.50%, 01/15/19	135,304	136,658
		26,184	22,119	Series 2841, Class GO, PO, 08/15/34	26,184	22,119
		123,104	75,023	Series 2846, Class PO, PO, 08/15/34	123,104	75,023
1,339,829	63,991			Series 2861, Class GS, IF, IO, 4.73%, 01/15/21 (m)	1,339,829	63,991
		500,000	481,151	Series 2899, Class KB, 4.50%, 03/15/19	500,000	481,151
		500,000	490,445	Series 2931, Class QC, 4.50%, 01/15/19	500,000	490,445
		99,125	100,551	Series 2958, Class KB, 5.50%, 04/15/35	99,125	100,551
		100,000	58,832	Series 2975, Class KO, PO, 05/15/35	100,000	58,832
		123,767	89,103	Series 2989, Class PO, PO, 06/15/23	123,767	89,103
		300,000	298,138	Series 3047, Class OD, 5.50%, 10/15/35	300,000	298,138
		118,651	121,091	Series 3101, Class EA, 6.00%, 06/15/20	118,651	121,091
		237,206	183,793	Series 3117, Class EO, PO, 02/15/36	237,206	183,793
		375,208	26,894	Series 3260, Class CS, IF, IO, 3.67%, 01/15/37	375,208	26,894
		2,613,275	48,189	Series 3430 Class AI, IO, 1.42%, 09/15/12	2,613,275	48,189
1,229,229				Federal Home Loan Mortgage Corp. STRIPS,	1,229,229
	149,579			Series 240, Class S22, IF, IO, 4.68%, 07/01/36 (m)		149,579
				Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
		29,419	29,783	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	29,419	29,783
		197,764	202,955	Series T-54, Class 2A, 6.50%, 02/25/43	197,764	202,955
		90,904	96,272	Series T-54, Class 3A, 7.00%, 02/25/43	90,904	96,272
		55,058	46,049	Series T-58, Class A, PO, 09/25/43	55,058	46,049
		412,242		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,	412,242
			436,467	Series 8, Class ZA, 7.00%, 03/25/23		436,467
				Federal National Mortgage Association REMICS,
		13,801	15,118	Series 1989-83, Class H, 8.50%, 11/25/19	13,801	15,118
		2,857	3,156	Series 1990-1, Class D, 8.80%, 01/25/20	2,857	3,156
		13,356	14,642	Series 1990-10, Class L, 8.50%, 02/25/20	13,356	14,642
		2,838	2,886	Series 1990-93, Class G, 5.50%, 08/25/20	2,838	2,886
		80,234	82,376	Series 1992-101, Class J, 7.50%, 06/25/22	80,234	82,376
		46	630	Series 1990-140, Class K, HB, 652.15%, 12/25/20	46	630
		5,075	5,545	Series 1990-143, Class J, 8.75%, 12/25/20	5,075	5,545
		32,787	33,349	Series 1992-143, Class MA, 5.50%, 09/25/22	32,787	33,349
		2,459	2,455	Series 1993-164, Class SA, IF, 11.78%, 09/25/08	2,459	2,455
		3,523	3,517	Series 1993-164, Class SC, IF, 11.78%, 09/25/08	3,523	3,517
		7,917	8,276	Series 1993-165, Class SD, IF, 8.25%, 09/25/23	7,917	8,276
		39,480	41,103	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	39,480	41,103
		41,002	42,503	Series 1993-167, Class GA, 7.00%, 09/25/23	41,002	42,503
		1,744	1,745	Series 1993-175, Class SA, IF, 13.78%, 09/25/08	1,744	1,745
		1,506	1,512	Series 1993-190, Class S, IF, 9.86%, 10/25/08	1,506	1,512
		376	376	Series 1993-196, Class FA, VAR, 4.01%, 10/25/08	376	376
		564	565	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	564	565
		383,628	400,342	Series 1993-203, Class PL, 6.50%, 10/25/23	383,628	400,342
		17,065	14,294	Series 1993-205, Class H, PO, 09/25/23	17,065	14,294
		272,949	287,070	Series 1993-225, Class UB, 6.50%, 12/25/23	272,949	287,070
		7,060	7,080	Series 1993-230, Class FA, VAR, 3.10%, 12/25/23	7,060	7,080
		52	53	Series 1993-233, Class SB, IF, 11.53%, 12/25/08	52	53
		355,950	374,629	Series 1993-250, Class Z, 7.00%, 12/25/23	355,950	374,629
		111,129	99,312	Series 1993-257, Class C, PO, 06/25/23	111,129	99,312
		233	236	Series 1994-13, Class SK, IF, 13.15%, 02/25/09	233	236
		5,269	5,266	Series 1994-33, Class FA, VAR, 4.11%, 03/25/09	5,269	5,266
		54,984	58,778	Series 1995-2, Class Z, 8.50%, 03/25/25	54,984	58,778
		83,206	89,497	Series 1995-19, Class Z, 6.50%, 11/25/23	83,206	89,497
		348	346	Series 1996-20, Class L, PO, 09/25/08	348	346
		1,191	1,185	Series 1996-39, Class J, PO, 09/25/08	1,191	1,185
		14,593	15,154	Series 1996-59, Class J, 6.50%, 08/25/22	14,593	15,154
		122,736	126,974	Series 1996-59, Class K, 6.50%, 07/25/23	122,736	126,974
		474,291	13,043	Series 1997-20, Class IB, VAR, IO, 1.84%, 03/25/27	474,291	13,043
		44,473	47,149	Series 1997-39, Class PD, 7.50%, 05/20/27	44,473	47,149
		100,825	103,503	Series 1997-46, Class PL, 6.00%, 07/18/27	100,825	103,503
		268,323	285,558	Series 1997-61, Class ZC, 7.00%, 02/25/23	268,323	285,558
		127,429	131,186	Series 1998-36, Class ZB, 6.00%, 07/18/28	127,429	131,186
		125,540	39,874	Series 1998-43, Class SA, IF, IO, 14.32%, 04/25/23	125,540	39,874
		19,213	4,811	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	19,213	4,811
		249,998	263,825	Series 2001-30, Class PM, 7.00%, 07/25/31	249,998	263,825
		248,664	64,553	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	248,664	64,553
		388,147	407,485	Series 2001-36, Class DE, 7.00%, 08/25/31	388,147	407,485
		48,245	51,068	Series 2001-44, Class PD, 7.00%, 09/25/31	48,245	51,068
		222,465	233,867	Series 2001-52, Class XN, 6.50%, 11/25/15	222,465	233,867
		557,378	585,847	Series 2001-61, Class Z, 7.00%, 11/25/31	557,378	585,847
		323,047	335,581	Series 2001-69, Class PG, 6.00%, 12/25/16	323,047	335,581
		210,728	218,918	Series 2001-71, Class QE, 6.00%, 12/25/16	210,728	218,918
		105,541	108,620	Series 2001-80, Class PE, 6.00%, 07/25/29	105,541	108,620
		115,241	120,821	Series 2002-1, Class HC, 6.50%, 02/25/22	115,241	120,821
		31,723	37,336	Series 2002-1, Class SA, IF, 17.12%, 02/25/32	31,723	37,336
		367,310	381,535	Series 2002-3, Class OG, 6.00%, 02/25/17	367,310	381,535
		37,087	37,135	Series 2002-8, Class SR, IF, 11.26%, 03/25/09	37,087	37,135
		708,955	27,260	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	708,955	27,260
		352,870	369,840	Series 2002-28, Class PK, 6.50%, 05/25/32	352,870	369,840
		682,364	689,714	Series 2002-62, Class ZE, 5.50%, 11/25/17	682,364	689,714
		109,858	112,211	Series 2002-73, Class S, IF, 10.04%, 11/25/09	109,858	112,211
		264,604	268,755	Series 2002-74, Class VB, 6.00%, 11/25/31	264,604	268,755
		137,163	139,686	Series 2002-77, Class S, IF, 9.93%, 12/25/32	137,163	139,686
		30,168	4,411	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	30,168	4,411
		252,739	250,732	Series 2002-93, Class PD, 3.50%, 02/25/29	252,739	250,732
		500,000	509,977	Series 2002-94, Class BK, 5.50%, 01/25/18	500,000	509,977
		250,000	177,736	Series 2003-106, Class US, IF, 5.35%, 11/25/23	250,000	177,736
		500,000	483,064	Series 2003-106, Class WE, 4.50%, 11/25/22	500,000	483,064
		766,608	78,151	Series 2003-116, Class SB, IF, IO, 5.12%, 11/25/33	766,608	78,151
		600,000	552,057	Series 2003-117, Class JB, 3.50%, 06/25/33	600,000	552,057
		500,000	501,464	Series 2003-128, Class KE, 4.50%, 01/25/14	500,000	501,464
		500,000	468,239	Series 2003-128, Class NG, 4.00%, 01/25/19	500,000	468,239
		131,327	126,962	Series 2003-130, Class SX, IF, 7.80%, 01/25/34	131,327	126,962
		212,955	159,032	Series 2003-132, Class OA, PO, 08/25/33	212,955	159,032
		293,000	238,467	Series 2003-22, Class UD, 4.00%, 04/25/33	293,000	238,467
		250,000	256,646	Series 2003-41, Class PE, 5.50%, 05/25/23	250,000	256,646
		100,000	98,376	Series 2003-47, Class PE, 5.75%, 06/25/33	100,000	98,376
		72,389	53,234	Series 2003-64, Class SX, IF, 7.60%, 07/25/33	72,389	53,234
		207,413	190,557	Series 2003-66, Class PA, 3.50%, 02/25/33	207,413	190,557
		647,059	553,575	Series 2003-68, Class LC, 3.00%, 07/25/22	647,059	553,575
		523,115	494,829	Series 2003-68, Class QP, 3.00%, 07/25/22	523,115	494,829
		137,818	88,812	Series 2003-71, Class DS, IF, 4.19%, 08/25/33	137,818	88,812
		834,616	795,115	Series 2003-73, Class GA, 3.50%, 05/25/31	834,616	795,115
		921,028	104,518	Series 2003-80, Class SY, IF, IO, 5.17%, 06/25/23	921,028	104,518
		500,000	496,434	Series 2003-83, Class PG, 5.00%, 06/25/23	500,000	496,434
		108,081	102,093	Series 2003-91, Class SD, IF, 8.36%, 09/25/33	108,081	102,093
		700,000	657,384	Series 2004-1, Class AC, 4.00%, 02/25/19	700,000	657,384
		307,810	298,084	Series 2004-4, Class QM, IF, 9.24%, 06/25/33	307,810	298,084
		200,137	220,097	Series 2004-10, Class SC, IF, 18.67%, 02/25/34	200,137	220,097
		164,907	110,543	Series 2004-14, Class SD, IF, 5.35%, 03/25/34	164,907	110,543
		174,232	90,794	Series 2004-21, Class CO, PO, 04/25/34	174,232	90,794
		178,833	164,958	Series 2004-22, Class A, 4.00%, 04/25/19	178,833	164,958
		389,251	410,900	Series 2004-36, Class SA, IF, 12.70%, 05/25/34	389,251	410,900
		79,069	76,551	Series 2004-51, Class SY, IF, 9.28%, 07/25/34	79,069	76,551
		150,029	140,096	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	150,029	140,096
500,667	37,216			Series 2004-61, Class TS, IF, IO, 4.62%, 10/25/31 (m)	500,667	37,216
		200,000	188,275	Series 2004-76, Class CL, 4.00%, 10/25/19	200,000	188,275
		1,000,000	937,861	Series 2004-81, Class AC, 4.00%, 11/25/19	1,000,000	937,861
397,923	33,431			Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	397,923	33,431
		226,413	212,909	Series 2004-92, Class JO, PO, 12/25/34	226,413	212,909
		762,510	710,331	Series 2005-28, Class JA, 5.00%, 04/25/35	762,510	710,331
		714,437	724,896	Series 2005-40, Class YA, 5.00%, 09/25/20	714,437	724,896
		401,063	406,099	Series 2005-47, Class AN, 5.00%, 12/25/16	401,063	406,099
		522,477	544,895	Series 2005-52, Class PA, 6.50%, 06/25/35	522,477	544,895
		853,000	841,107	Series 2005-68, Class BC, 5.25%, 06/25/35	853,000	841,107
		950,490	974,484	Series 2005-84, Class XM, 5.75%, 10/25/35	950,490	974,484
		1,000,000	1,040,190	Series 2005-109, Class PC, 6.00%, 12/25/35	1,000,000	1,040,190
		700,000	708,001	Series 2005-110, Class MN, 5.50%, 06/25/35	700,000	708,001
		201,123	150,814	Series 2006-22, Class AO, PO, 04/25/36	201,123	150,814
275,293	283,687			Series 2006-43, Class G, 6.50%, 09/25/33 (m)	275,293	283,687
234,092	241,428			Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	234,092	241,428
612,276	631,628			Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	612,276	631,628
		470,210	370,421	Series 2006-59, Class QO, PO, 01/25/33	470,210	370,421
238,639	245,921			Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	238,639	245,921
233,024	240,135			Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	233,024	240,135
226,908	234,211			Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	226,908	234,211
		516,141	377,540	Series 2006-110, Class PO, PO, 11/25/36	516,141	377,540
		1,043,014	70,006	Series 2007-7, Class SG, IF, IO, 4.02%, 08/25/36	1,043,014	70,006
		959,565	72,986	Series 2008-16, Class IS, IF, IO, 3.72%, 03/25/38	959,565	72,986
		35,794	36,868	Series G92-15, Class Z, 7.00%, 01/25/22	35,794	36,868
		6,339	6,747	Series G92-42, Class Z, 7.00%, 07/25/22	6,339	6,747
		129,902	139,904	Series G92-44, Class ZQ, 8.00%, 07/25/22	129,902	139,904
		77,530	83,559	Series G92-54, Class ZQ, 7.50%, 09/25/22	77,530	83,559
		4,885	4,729	Series G92-59, Class F, VAR, 3.81%, 10/25/22	4,885	4,729
		12,568	13,315	Series G92-61, Class Z, 7.00%, 10/25/22	12,568	13,315
		132,460	140,651	Series G92-66, Class KB, 7.00%, 12/25/22	132,460	140,651
		38,176	41,580	Series G93-1, Class KA, 7.90%, 01/25/23	38,176	41,580
		40,776	38,737	Series G93-17, Class SI, IF, 6.00%, 04/25/23	40,776	38,737
				Federal National Mortgage Association Interest STRIPS,
		106,887	78,487	Series 329, Class 1, PO, 01/01/33	106,887	78,487
		140,467	99,408	Series 340, Class 1, PO, 09/01/33	140,467	99,408
		1	2	Series K, Class 2, HB, 255.60%, 11/01/08	1	2
				Federal National Mortgage Association Whole Loan,
		140,760	143,596	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	140,760	143,596
		86,958	90,206	Series 2003-W1, Class 2A, 7.50%, 12/25/42	86,958	90,206
		140,797	150,073	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	140,797	150,073
				Government National Mortgage Association,
		109,755	117,470	Series 1994-3, Class PQ, 7.49%, 07/16/24	109,755	117,470
		500,000	527,467	Series 1994-7, Class PQ, 6.50%, 10/16/24	500,000	527,467
		114,565	121,126	Series 1996-16, Class E, 7.50%, 08/16/26	114,565	121,126
		109,470	116,426	Series 1997-8, Class PN, 7.50%, 05/16/27	109,470	116,426
		128,894	138,130	Series 1998-26, Class K, 7.50%, 09/17/25	128,894	138,130
		119,124	126,433	Series 1999-41, Class Z, 8.00%, 11/16/29	119,124	126,433
		66,292	70,602	Series 1999-44, Class PC, 7.50%, 12/20/29	66,292	70,602
		83,563	88,762	Series 1999-44, Class ZG, 8.00%, 12/20/29	83,563	88,762
		98,585	104,469	Series 2000-14, Class PD, 7.00%, 02/16/30	98,585	104,469
		58,447	62,635	Series 2000-6, Class Z, 7.50%, 02/20/30	58,447	62,635
		366,370	409,359	Series 2000-21, Class Z, 9.00%, 03/16/30	366,370	409,359
		46,503	46,429	Series 2000-26, Class Z, 7.75%, 09/20/30	46,503	46,429
		6,744	1,639	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	6,744	1,639
		800,000	866,745	Series 2000-36, Class PB, 7.50%, 11/16/30	800,000	866,745
		87,561	90,999	Series 2000-37, Class B, 8.00%, 12/20/30	87,561	90,999
		23,047	23,777	Series 2000-38, Class AH, 7.15%, 12/20/30	23,047	23,777
		51,388	5,257	Series 2001-4, Class SJ, IF, IO, 5.67%, 01/19/30	51,388	5,257
		161,800	16,249	Series 2001-36, Class S, IF, IO, 5.58%, 08/16/31	161,800	16,249
		200,000	208,029	Series 2001-64, Class MQ, 6.50%, 12/20/31	200,000	208,029
		32,119	30,875	Series 2002-24, Class SB, IF, 8.22%, 04/16/32	32,119	30,875
		164,710	172,822	Series 2002-54, Class GB, 6.50%, 08/20/32	164,710	172,822
		184,022	24,005	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	184,022	24,005
		20,589	16,650	Series 2003-24, Class PO, PO, 03/16/33	20,589	16,650
		458,001	33,083	Series 2003-76, Class LS, IF, IO, 4.72%, 09/20/31	458,001	33,083
		827,126	66,236	Series 2004-11, Class SW, IF, IO, 3.02%, 02/20/34	827,126	66,236
		84,219	86,690	Series 2004-28, Class S, IF, 12.87%, 04/16/34	84,219	86,690
				Government National Mortgage Association,
13,380	55			Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	13,380	55
150,666	3,197			Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	150,666	3,197
				Vendee Mortgage Trust,
		124,439	125,139	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	124,439	125,139
		297,391	310,587	Series 1996-1, Class 1Z, 6.75%, 02/15/26	297,391	310,587
		160,895	171,004	Series 1996-2, Class 1Z, 6.75%, 06/15/26	160,895	171,004
		586,754	635,865	Series 1997-1, Class 2Z, 7.50%, 02/15/27	586,754	635,865
		164,097	173,328	Series 1998-1, Class 2E, 7.00%, 03/15/28	164,097	173,328
	2,377,771		57,447,513			59,825,284

				Non-Agency CMO -- 20.9%
				Adjustable Rate Mortgage Trust,
30,653	26,568			Series 2004-1, Class 9A2, VAR, 2.88%, 01/25/35 (m)	30,653	26,568
22,549	17,012			Series 2005-4, Class 7A2, VAR, 2.71%, 08/25/35 (m)	22,549	17,012
104,578	78,524			Series 2005-5, Class 6A21, VAR, 2.71%, 09/25/35 (m)	104,578	78,524
55,396	43,042			Series 2005-6A, Class 2A1, VAR, 2.79%, 11/25/35 (m)	55,396	43,042
		500,000		American Home Mortgage Investment Trust,	500,000
			394,752	Series 2005-3, Class 2A4, VAR, 4.85%, 09/25/35		394,752
				Banc of America Funding Corp.,
		231,088	156,948	Series 2003-1, Class A, PO, 05/20/33	231,088	156,948
		495,667	471,207	Series 2003-3, Class 1A33, 5.50%, 10/25/33	495,667	471,207
		133,622	89,051	Series 2004-1, Class PO, PO, 03/25/34	133,622	89,051
		1,000,000	951,394	Series 2005-6, Class 2A7, 5.50%, 10/25/35	1,000,000	951,394
		217,729	130,853	Series 2005-7, Class 30, PO, 11/25/35	217,729	130,853
		698,568	693,494	Series 2005-E, Class 4A1, VAR, 4.11%, 03/20/35	698,568	693,494
				Banc of America Mortgage Securities, Inc.,
		111,260	98,992	Series 2002-10, Class A, PO, 11/25/32	111,260	98,992
		66,197	46,634	Series 2003-8 Class A, PO, 11/25/33	66,197	46,634
		69,521	46,495	Series 2004-4, Class A, PO, 05/25/34	69,521	46,495
		500,464	401,043	Series 2004-5, Class 2A2, 5.50%, 06/25/34	500,464	401,043
		250,000	119,277	Series 2004-6, Class 2A5, PO, 07/25/34	250,000	119,277
		225,727	140,266	Series 2004-6, Class A, PO, 07/25/34	225,727	140,266
		289,581	161,415	Series 2004-7 Class 1A19, PO, 08/25/34	289,581	161,415
		200,000	192,583	Series 2004-E, Class 2A5, VAR, 4.11%, 06/25/34	200,000	192,583
		550,335	536,043	Series 2004-J, Class 3A1, VAR, 5.07%, 11/25/34	550,335	536,043
				Bank of America Alternative Loan Trust,
		314,167	161,324	Series 2004-5, Class 3A3, PO, 06/25/34	314,167	161,324
		131,231	95,975	Series 2004-6, Class 15, PO, 07/25/19	131,231	95,975
				Bear Stearns Adjustable Rate Mortgage Trust,
		377,795	367,374	Series 2003-7, Class 3A, VAR, 4.93%, 10/25/33 (i) (y)	377,795	367,374
		932,199	890,099	Series 2006-1, Class A1, VAR, 4.62%, 02/25/36 (y)	932,199	890,099
337,554				CitiMortgage Alternative Loan Trust,	337,554
	287,024			Series 2007-A1, Class 1A7, 6.00%, 01/25/37 (m)		287,024
				Citicorp Mortgage Securities, Inc.,
		1,186,455	1,151,456	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,186,455	1,151,456
		618,851	586,311	Series 2004-5, Class 2A5, 4.50%, 08/25/34	618,851	586,311
				Citigroup Mortgage Loan Trust, Inc.,
		75,651	74,363	Series 2003-UP3, Class A3, 7.00%, 09/25/33	75,651	74,363
		91,125	67,428	Series 2003-UST1, Class 1, PO, 12/25/18	91,125	67,428
		52,166	39,841	Series 2003-UST1, Class 3, PO, 12/25/18	52,166	39,841
		195,216	192,105	Series 2003-UST1, Class A1, 5.50%, 12/25/18	195,216	192,105
		216,607	202,811	Series 2005-1, Class 2A1A, VAR, 6.48%, 04/25/35	216,607	202,811
				Countrywide Alternative Loan Trust,
		264,067	262,511	Series 2002-8, Class A4, 6.50%, 07/25/32	264,067	262,511
		93,019	66,220	Series 2003-J1, Class PO, PO, 10/25/33	93,019	66,220
		200,000	179,900	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	200,000	179,900
452,018	410,771			Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	452,018	410,771
		1,417,163	1,091,034	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,417,163	1,091,034
		325,423	314,458	Series 2005-5R, Class A1, 5.25%, 12/25/18	325,423	314,458
		2,401,483	73,295	Series 2005-22T1, Class A2, IF, IO, 2.59%, 06/25/35	2,401,483	73,295
		212,991	208,731	Series 2005-26CB, Class 1A5, IF, 8.55%, 07/25/35	212,991	208,731
		1,181,600	970,200	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,181,600	970,200
		600,000	524,377	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	600,000	524,377
		2,231,044	68,587	Series 2005-J1, Class 1A4, IF, IO, 2.62%, 02/25/35	2,231,044	68,587
729,327	602,663			Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (i)	729,327	602,663
		200,000	125,430	Series 2007-21BC, Class 1A5, 6.00%, 09/25/37	200,000	125,430
				Countrywide Home Loan Mortgage Pass Through Trust,
650,642	649,488			Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	650,642	649,488
		681,767	585,443	Series 2003-26, Class 1A6, 3.50%, 08/25/33	681,767	585,443
		74,470	66,686	Series 2003-34, Class A11, 5.25%, 09/25/33	74,470	66,686
		186,364	136,442	Series 2003-44, Class A6, PO, 10/25/33	186,364	136,442
		218,619	199,077	Series 2003-J7, Class 4A3, IF, 6.58%, 08/25/18	218,619	199,077
		205,844	202,430	Series 2004-7 Class 2A1, VAR, 4.03%, 06/25/34	205,844	202,430
		127,341	122,256	Series 2004-HYB1, Class 2A, VAR, 4.19%, 05/20/34	127,341	122,256
		172,096	171,243	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	172,096	171,243
		115,791	81,642	Series 2004-J8, Class A, PO, 11/25/19	115,791	81,642
		690,999	659,653	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	690,999	659,653
		500,000	470,121	Series 2005-16, Class A23, 5.50%, 09/25/35	500,000	470,121
		659,590	601,644	Series 2005-22, Class 2A1, VAR, 5.25%, 11/25/35	659,590	601,644
26,987				Credit-Based Asset Servicing and Securitization LLC,	26,987
	26,754			Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)		26,754
				CS First Boston Mortgage Securities Corp.,
102,326	102,192			Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	102,326	102,192
		122,692	90,332	Series 2004-5, Class 5P, PO, 08/25/19	122,692	90,332
		296,536		First Horizon Alternative Mortgage Securities,	296,536
			239,093	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35		239,093
				First Horizon Asset Securities, Inc.,
		451,626	418,312	Series 2003-3, Class 1A4, 3.90%, 05/25/33	451,626	418,312
		481,691	471,614	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	481,691	471,614
		300,000	294,347	Series 2004-AR7, Class 2A2, VAR, 4.91%, 02/25/35	300,000	294,347
		416,659	400,414	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	416,659	400,414
424,442	378,320			Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	424,442	378,320
		650,000		GMAC Mortgage Corp. Loan Trust,	650,000
			622,431	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35		622,431
90,039				Greenpoint Mortgage Funding Trust,	90,039
	71,307			Series 2005-AR4, Class 4A1A, VAR, 2.79%, 10/25/45 (m)		71,307
				GSR Mortgage Loan Trust,
		465,868	347,922	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	465,868	347,922
		1,000,000	962,346	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,000,000	962,346
		526,297	514,137	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	526,297	514,137
		60,150	54,521	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	60,150	54,521
				Indymac Index Mortgage Loan Trust,
54,594	43,528			Series 2004-AR7, Class A1, VAR, 2.92%, 09/25/34 (m)	54,594	43,528
		2,880,038	40,617	Series 2005-AR11, Class A7, VAR, IO, 0.71%, 08/25/35	2,880,038	40,617
88,399				Lehman Mortgage Trust,	88,399
	83,537			Series 2007-4, Class 4A1, 6.00%, 05/25/37		83,537
				MASTR Adjustable Rate Mortgages Trust,
		356,142	354,796	Series 2004-13, Class 2A1, VAR, 3.82%, 04/21/34	356,142	354,796
		1,100,000	1,073,318	Series 2004-13, Class 3A6, VAR, 3.79%, 11/21/34	1,100,000	1,073,318
				MASTR Alternative Loans Trust,
		430,151	385,680	Series 2003-9, Class 8A1, 6.00%, 01/25/34	430,151	385,680
		1,099,095	1,020,785	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,099,095	1,020,785
		465,712	432,530	Series 2004-6, Class 7A1, 6.00%, 07/25/34	465,712	432,530
		66,316	43,962	Series 2004-7, Class 30, PO, 08/25/34	66,316	43,962
		475,948	449,571	Series 2004-8, Class 6A1, 5.50%, 09/25/19	475,948	449,571
		599,517	552,305	Series 2004-10, Class 1A1, 4.50%, 09/25/19	599,517	552,305
				MASTR Asset Securitization Trust,
		105,678	105,150	Series 2003-4, Class 2A2, 5.00%, 05/25/18	105,678	105,150
		200,525	198,046	Series 2003-11, Class 6A2, 4.00%, 12/25/33	200,525	198,046
		220,565	166,150	Series 2003-12, Class 15, PO, 12/25/18	220,565	166,150
		304,891	223,996	Series 2004-6, Class PO, PO, 07/25/19	304,891	223,996
		293,572	215,266	Series 2004-8, Class PO, PO, 08/25/19	293,572	215,266
		509,013	365,206	Series 2004-10, Class 15, PO, 10/25/19	509,013	365,206
		974,424		MASTR Resecuritization Trust,	974,424
			640,347	Series 2005-PO, Class 3, PO, 05/28/35 (e)		640,347
76,875				Medallion Trust (Australia),	76,875
	72,153			Series 2004-1G, Class A1, VAR, 2.77%, 05/25/35		72,153
		138,261		MortgageIT Trust,	138,261
			116,766	Series 2005-1, Class 1A1, VAR, 2.80%, 02/25/35		116,766
		111,755		Nomura Asset Acceptance Corp.,	111,755
			112,694	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)		112,694
				RESI Finance LP (Cayman Islands),
499,725	402,550			Series 2003-C, Class B3, VAR, 3.85%, 09/10/35 (e)	499,725	402,550
92,542	73,459			Series 2003-C, Class B4, VAR, 4.05%, 09/10/35 (e)	92,542	73,459
474,303	395,689			Series 2003-D, Class B3, VAR, 3.75%, 12/10/35 (e)	474,303	395,689
155,061	129,583			Series 2003-D, Class B4, VAR, 3.95%, 12/10/35 (e)	155,061	129,583
232,668	148,617			Series 2005-A, Class B3, VAR, 3.03%, 03/10/37 (e)	232,668	148,617
94,967	57,455			Series 2005-A, Class B4, VAR, 3.13%, 03/10/37 (e)	94,967	57,455
				Residential Accredit Loans, Inc.,
		283,105	282,368	Series 2002-QS8, Class A5, 6.25%, 06/25/17	283,105	282,368
		780,428	677,788	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	780,428	677,788
		69,846	70,663	Series 2003-QS3, Class A2, IF, 11.04%, 02/25/18	69,846	70,663
		246,900	20,396	Series 2003-QS3, Class A8, IF, IO, 5.12%, 02/25/18	246,900	20,396
		547,450	50,983	Series 2003-QS9, Class A3, IF, IO, 5.07%, 05/25/18	547,450	50,983
		652,345	615,651	Series 2003-QS14, Class A1, 5.00%, 07/25/18	652,345	615,651
		198,882	192,170	Series 2003-QS18, Class A1, 5.00%, 09/25/18	198,882	192,170
		86,941		Residential Asset Securitization Trust,	86,941
			78,243	Series 2003-A14, Class A1, 4.75%, 02/25/19		78,243
				Residential Funding Mortgage Securities I,
		409,314	374,909	Series 2003-S7, Class A17, 4.00%, 05/25/33	409,314	374,909
		217,943	209,591	Series 2003-S11, Class A1, 2.50%, 06/25/18	217,943	209,591
		165,000	151,979	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	165,000	151,979
		357,056	345,322	Series 2005-SA4, Class 1A1, VAR, 4.93%, 09/25/35	357,056	345,322
15,833				SACO I, Inc.,	15,833
	15,952			Series 1997-2, Class 1A5, 7.00%, 08/25/36 (i)		15,952
		27,656		Salomon Brothers Mortgage Securities VII, Inc.,	27,656
			22,015	Series 2003-UP2, Class 1, PO, 12/25/18		22,015
162,246				Structured Asset Mortgage Investments, Inc.,	162,246
	127,787			Series 2005-AR2, Class 2A1, VAR, 2.71%, 05/25/45		127,787
		400,000		Structured Adjustable Rate Mortgage Loan Trust,	400,000
			358,947	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34		358,947
				Structured Asset Securities Corp.,
		500,000	485,915	Series 2003-8, Class 1A2, 5.00%, 04/25/18	500,000	485,915
		300,981	281,279	Series 2004-20, Class 1A3, 5.25%, 11/25/34	300,981	281,279
273,595				Thornburg Mortgage Securities Trust,	273,595
	269,514			Series 2006-2, Class A2A, VAR, 2.59%, 03/25/36		269,514
				WaMu Mortgage Pass-Through Certificates,
69,281	53,501			Series 2005-AR2, Class 2A21, VAR, 2.81%, 01/25/45	69,281	53,501
177,770	140,942			Series 2005-AR9, Class A1A, VAR, 2.80%, 07/25/45	177,770	140,942
				Washington Mutual Alternative Mortgage Pass-Through Certificates,
		3,071,448	90,474	Series 2005-2, Class 1A4, IF, IO, 2.57%, 04/25/35	3,071,448	90,474
		1,050,697	30,174	Series 2005-2, Class 2A3, IF, IO, 2.52%, 04/25/35	1,050,697	30,174
		800,000	689,788	Series 2005-4, Class CB7, 5.50%, 06/25/35	800,000	689,788
		109,208	76,628	Series 2005-4, Class DP, PO, 06/25/20	109,208	76,628
		309,490	268,276	Series 2005-6, Class 2A4, 5.50%, 08/25/35	309,490	268,276
247,649				Washington Mutual Alternative Mortgage Pass-Through Certificates,	247,649
	195,333			Series 2006-5, Class 2CB1, 6.00%, 07/25/36		195,333
		190,339		Washington Mutual MSC Mortgage Pass-Through Certificates,	190,339
			189,031	Series 2002-MS12, Class A, 6.50%, 05/25/32		189,031
				WaMu Mortgage Pass-Through Certificates,
		70,714	69,684	Series 2003-AR8, Class A, VAR, 4.03%, 08/25/33	70,714	69,684
		297,504	294,428	Series 2003-S4, Class 3A, 5.50%, 06/25/33	297,504	294,428
		452,456	419,849	Series 2003-S8, Class A4, 4.50%, 09/25/18	452,456	419,849
		864,090	830,869	Series 2003-S10, Class A5, 5.00%, 10/25/18	864,090	830,869
		66,469	51,843	Series 2003-S10, Class A6, PO, 10/25/18	66,469	51,843
		124,381	121,481	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	124,381	121,481
		905,378	922,827	Series 2004-S3, Class 2A3, IF, 12.01%, 07/25/34	905,378	922,827
				Wells Fargo Mortgage Backed Securities Trust,
		150,000	145,531	Series 2003-8, Class A9, 4.50%, 08/25/18	150,000	145,531
		82,805	61,936	Series 2003-11, Class 1A, PO, 10/25/18	82,805	61,936
		663,000	644,551	Series 2003-11, Class 1A4, 4.75%, 10/25/18	663,000	644,551
		146,798	145,549	Series 2003-17, Class 2A4, 5.50%, 01/25/34	146,798	145,549
		542,279	510,085	Series 2003-K, Class 1A2, VAR, 4.49%, 11/25/33	542,279	510,085
		307,381	297,775	Series 2004-7, Class 2A2, 5.00%, 07/25/19	307,381	297,775
		527,724	520,462	Series 2004-EE, Class 3A1, VAR, 4.02%, 12/25/34	527,724	520,462
		661,464	646,152	Series 2004-P, Class 2A1, VAR, 4.23%, 09/25/34	661,464	646,152
		600,000	593,285	Series 2004-S, Class A5, VAR, 3.54%, 09/25/34	600,000	593,285
		324,572	321,367	Series 2005-AR10, Class 2A4, VAR, 4.11%, 06/25/35	324,572	321,367
		254,730	245,486	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	254,730	245,486
324,405	314,267			Series 2007-7, Class A1, 6.00%, 06/25/37	324,405	314,267
	5,217,532		38,959,318			44,176,850
				Total Collateralized Mortgage Obligations
	7,595,303		96,406,831	(Cost $8,293,077, $98,659,162 and $106,952,239, respectively)		104,002,134

				Commercial Mortgage-Backed Securities -- 2.0%
		550,000		Banc of America Commercial Mortgage, Inc.,	550,000
			533,068	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47		533,068
				Bear Stearns Commercial Mortgage Securities,
		2,859	2,862	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	2,859	2,862
250,000	233,139			Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m) (y)	250,000	233,139
		250,000	239,924	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	250,000	239,924
		360,000	346,435	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39 (y)	360,000	346,435
		212,543	210,451	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	212,543	210,451
		155,001		Citigroup Commercial Mortgage Trust,	155,001
			156,082	Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49		156,082
				Credit Suisse Mortgage Capital Certificates,
565,000	544,145			Series 2006-C1, Class A4, VAR, 5.61%, 02/15/39 (m)	565,000	544,145
335,000	320,035			Series 2007-C4, Class A3, VAR, 6.00%, 09/15/39 (m)	335,000	320,035
		90,807		DLJ Commercial Mortgage Corp.,	90,807
			92,479	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32		92,479
				LB-UBS Commercial Mortgage Trust,
75,000	70,721			Series 2005-C1, Class A4, 4.74%, 02/15/30	75,000	70,721
195,000	192,024			Series 2006-C4, Class A4, VAR, 5.88%, 06/15/38	195,000	192,024
		100,000	97,510	Series 2008-C1, Class A2, VAR, 6.15%, 04/15/41	100,000	97,510
		330,000		Merrill Lynch Mortgage Trust,	330,000
			316,915	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43		316,915
				Morgan Stanley Capital I,
		198,127	197,319	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	198,127	197,319
		73,087	73,475	Series 2006-T23, Class A1, 5.68%, 08/12/41	73,087	73,475
		200,000		TIAA Retail Commercial Trust (Cayman Islands),	200,000
			195,933	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39		195,933
		450,000		Wachovia Bank Commercial Mortgage Trust,	450,000
			444,961	Series 2004-C15, Class A2, 4.04%, 10/15/41		444,961
				Total Commercial Mortgage-Backed Securities
	1,360,064		2,907,414	(Cost $1,402,120, $2,990,622 and $4,392,742, respectively)		4,267,478

				Corporate Bonds -- 17.9%
				Aerospace & Defense -- 0.1%
20,000				L-3 Communications Corp.,	20,000
	18,450			5.88%, 01/15/15		18,450
		135,000		Northrop Grumman Corp.,	135,000
			143,915	7.13%, 02/15/11		143,915
		50,213		Systems 2001 AT LLC (Cayman Islands),	50,213
			51,967	7.16%, 12/15/11 (c) (e)		51,967
	18,450		195,882			214,332

				Air Freight & Logistics -- 0.1%
				United Parcel Service, Inc.,
		50,000	50,628	5.50%, 01/15/18	50,000	50,628
65,000	65,883			6.20%, 01/15/38	65,000	65,883
	65,883		50,628			116,511

				Airlines -- 0.1%
		85,000		American Airlines, Inc.,	85,000
			82,875	Series 1999-1, 7.02%, 10/15/09 (c)		82,875
				United Air Lines, Inc.,
		85,174	85,493	Series 2001-1, 6.07%, 03/01/13	85,174	85,493
		54,435	53,346	Series 2001-1, 6.20%, 09/01/10 (f)	54,435	53,346
	-		221,714			221,714

				Automobiles -- 0.2%
		350,000		Daimler Finance North America LLC,	350,000
			359,996	7.20%, 09/01/09		359,996

				Beverages -- 0.1%
		50,000		Coca-Cola Enterprises, Inc.,	50,000
			56,082	8.50%, 02/01/12		56,082
35,000				Constellation Brands, Inc.,	35,000
	32,900			7.25%, 09/01/16 (m)		32,900
95,000				Diageo Capital plc (United Kingdom),	95,000
	93,764			5.75%, 10/23/17 (m)		93,764
85,000				Dr. Pepper Snapple Group, Inc.,	85,000
	85,351			6.82%, 05/01/18 (e) (m)		85,351
	212,015		56,082			268,097

				Capital Markets -- 2.8%
20,000				Arch Western Finance LLC,	20,000
	19,600			6.75%, 07/01/13 (m)		19,600
				Bear Stearns Cos., Inc. (The),
		100,000	98,631	3.25%, 03/25/09 (y)	100,000	98,631
		100,000	96,642	5.70%, 11/15/14 (y)	100,000	96,642
		250,000	247,048	6.40%, 10/02/17 (y)	250,000	247,048
				Credit Suisse First Boston USA, Inc.,
		50,000	47,694	4.88%, 01/15/15	50,000	47,694
		150,000	149,767	5.50%, 08/15/13 (c)	150,000	149,767
		500,000	513,336	6.13%, 11/15/11	500,000	513,336
60,000				Credit Suisse Guernsey Ltd. (Switzerland),	60,000
	50,019			5.86%, 05/15/17 (m) (x)		50,019
				Goldman Sachs Group, Inc. (The),
		200,000	200,006	3.88%, 01/15/09	200,000	200,006
		375,000	360,713	4.75%, 07/15/13	375,000	360,713
		150,000	146,829	5.25%, 10/15/13	150,000	146,829
		100,000	97,848	5.50%, 11/15/14	100,000	97,848
		150,000	143,993	5.95%, 01/18/18	150,000	143,993
105,000	90,530			5.95%, 01/15/27 (m)	105,000	90,530
35,000	32,016	70,000	64,032	6.75%, 10/01/37	105,000	96,048
		200,000	207,617	6.88%, 01/15/11	200,000	207,617
35,000				Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.	35,000
	35,175			PIK, 8.88%, 04/01/15 (m)		35,175
				Lehman Brothers Holdings, Inc.,
		200,000	179,569	4.80%, 03/13/14	200,000	179,569
75,000	70,988			5.63%, 01/24/13	75,000	70,988
		100,000	95,122	5.75%, 05/17/13	100,000	95,122
		175,000	173,147	6.63%, 01/18/12	175,000	173,147
315,000	300,248			VAR, 2.97%, 11/10/09	315,000	300,248
20,000				LVB Acquisition Merger Sub, Inc.,	20,000
	21,200			10.38%, 10/15/17 (e)		21,200
				Merrill Lynch & Co., Inc.,
		200,000	197,712	4.13%, 01/15/09	200,000	197,712
		100,000	97,223	4.79%, 08/04/10	100,000	97,223
		120,000	112,517	5.45%, 07/15/14	120,000	112,517
60,000	58,723			6.05%, 08/15/12	60,000	58,723
		135,000	130,842	6.15%, 04/25/13	135,000	130,842
		80,000	74,131	6.40%, 08/28/17	80,000	74,131
		90,000	85,655	6.88%, 04/25/18	90,000	85,655
				Morgan Stanley,
		400,000	364,492	4.75%, 04/01/14	400,000	364,492
		300,000	305,016	6.60%, 04/01/12	300,000	305,016
185,000	175,292			6.63%, 04/01/18	185,000	175,292
		450,000	461,608	6.75%, 04/15/11	450,000	461,608
100,000	99,614			VAR, 4.78%, 05/14/10	100,000	99,614
		150,000		State Street Corp.,	150,000
			157,466	7.65%, 06/15/10		157,466
		100,000		UBS AG (Switzerland),	100,000
			95,422	5.75%, 04/25/18		95,422
	953,405		4,904,078			5,857,483

				Chemicals -- 0.3%
				Dow Chemical Co. (The),
		110,000	113,980	6.00%, 10/01/12	110,000	113,980
		150,000	154,930	6.13%, 02/01/11	150,000	154,930
		30,000	31,818	7.38%, 11/01/29	30,000	31,818
30,000				Huntsman LLC,	30,000
	31,125			11.50%, 07/15/12 (m)		31,125
		80,000		Monsanto Co.,	80,000
			88,108	7.38%, 08/15/12		88,108
30,000				Nalco Co.,	30,000
	30,000			7.75%, 11/15/11		30,000
				PolyOne Corp.,
20,000	20,000			8.88%, 05/01/12 (e)	20,000	20,000
20,000	20,000			8.88%, 05/01/12	20,000	20,000
		50,000		Potash Corp. of Saskatchewan (Canada),	50,000
			49,871	4.88%, 03/01/13		49,871
		90,000		Praxair, Inc.,	90,000
			91,048	5.25%, 11/15/14		91,048
	101,125		529,755			630,880

				Commercial Banks -- 2.1%
				Barclays Bank plc (United Kingdom),
		100,000	101,162	5.45%, 09/12/12	100,000	101,162
		150,000	147,029	6.05%, 12/04/17 (e)	150,000	147,029
		75,000		Branch Banking & Trust Co.,	75,000
			72,394	4.88%, 01/15/13		72,394
75,000				Depfa ACS Bank (Ireland),	75,000
	71,237			5.13%, 03/16/37 (e) (m)		71,237
90,000				Deutsche Bank AG (Germany),	90,000
	91,326			5.38%, 10/12/12 (m)		91,326
350,000				Glitnir Banki HF (Iceland),	350,000
	348,041			VAR, 2.87%, 10/15/08 (e) (m)		348,041
		50,000		HSBC Holdings plc (United Kingdom),	50,000
			49,326	7.35%, 11/27/32		49,326
200,000				HBOS plc (United Kingdom),	200,000
	142,440			5.92%, 10/01/15 (e) (m) (x)		142,440
		250,000		Huntington National Bank (The),	250,000
			252,036	8.00%, 04/01/10		252,036
200,000				ICICI Bank Ltd. (India),	200,000
	193,920			VAR, 3.25%, 01/12/10 (e) (m)		193,920
				Keycorp,
		200,000	197,189	4.70%, 05/21/09	200,000	197,189
		35,000	31,250	6.50%, 05/14/13	35,000	31,250
		75,000		Marshall & Ilsley Corp.,	75,000
			72,436	5.35%, 04/01/11		72,436
		20,000		National City Bank,	20,000
			18,071	VAR, 2.93%, 01/21/10		18,071
		50,000		PNC Funding Corp.,	50,000
			46,316	5.25%, 11/15/15		46,316
		50,000		Regions Financial Corp.,	50,000
			45,038	7.38%, 12/10/37		45,038
		190,000		Royal Bank of Canada (Canada),	190,000
			190,371	3.88%, 05/04/09		190,371
150,000				Shinsei Finance II (Cayman Islands),	150,000
	105,563			7.16%, 07/25/16 (e) (x)		105,563
100,000				Standard Chartered plc (United Kingdom),	100,000
	80,247			6.41%, 01/30/17 (e) (x)		80,247
		250,000		SunTrust Bank,	250,000
			254,610	6.38%, 04/01/11		254,610
		100,000		US Bancorp,	100,000
			107,361	7.50%, 06/01/26		107,361
		250,000		U.S. Bank N.A.,	250,000
			259,387	7.13%, 12/01/09		259,387
300,000				VTB Capital S.A. for Vneshtorgbank (Russia),	300,000
	299,213			VAR, 3.38%, 08/01/08 (e) (m)		299,213
				Wachovia Bank N.A.,
145,000	98,600			5.80%, 03/15/11 (x)	145,000	98,600
		250,000	217,848	6.60%, 01/15/38	250,000	217,848
		100,000	105,386	7.80%, 08/18/10	100,000	105,386
				Wachovia Corp.,
		240,000	239,827	3.50%, 08/15/08	240,000	239,827
		150,000	148,300	3.63%, 02/17/09	150,000	148,300
95,000				Wells Fargo Capital XIII,	95,000
	94,434			7.70%, 03/26/13 (x)		94,434
		260,000		Wells Fargo & Co.,	260,000
			258,825	3.13%, 04/01/09		258,825
150,000				Woori Bank (South Korea),	150,000
	149,955			VAR, 5.75%, 03/13/14 (e)		149,955
	1,674,976		2,814,162			4,489,138

				Commercial Services & Supplies -- 0.0% (g)
40,000				ACCO Brands Corp.,	40,000
	36,000			7.63%, 08/15/15 (m)		36,000
10,000				Allied Waste North America, Inc.,	10,000
	10,150			7.38%, 04/15/14 (m)		10,150
20,000				Corrections Corp. of America,	20,000
	19,250			6.25%, 03/15/13 (m)		19,250
	65,400		-			65,400

				Communications Equipment -- 0.0% (g)
		80,000		Cisco Systems, Inc.,	80,000
			80,713	5.50%, 02/22/16		80,713

				Computers & Peripherals -- 0.2%
				International Business Machines Corp.,
		150,000	151,509	5.39%, 01/22/09	150,000	151,509
		50,000	50,052	6.22%, 08/01/27	50,000	50,052
135,000				Hewlett-Packard Co.,	135,000
	133,707			4.50%, 03/01/13 (m)		133,707
	133,707		201,561			335,268

				Consumer Finance -- 1.0%
				Capital One Financial Corp.,
		65,000	61,824	5.70%, 09/15/11	65,000	61,824
		185,000	180,701	6.25%, 11/15/13 (c)	185,000	180,701
45,000				GMAC LLC,	45,000
	30,815			6.88%, 08/28/12 (m)		30,815
				HSBC Finance Corp.,
		150,000	141,784	5.00%, 06/30/15	150,000	141,784
		150,000	146,342	5.25%, 01/15/14	150,000	146,342
		500,000	503,998	6.50%, 11/15/08	500,000	503,998
				International Lease Finance Corp.,
		40,000	35,687	5.88%, 05/01/13	40,000	35,687
200,000	187,116			VAR, 2.86%, 05/24/10 (m)	200,000	187,116
				John Deere Capital Corp.,
		20,000	19,750	4.50%, 04/03/13	20,000	19,750
60,000	59,131			5.35%, 04/03/18 (m)	60,000	59,131
				SLM Corp.,
		150,000	139,734	Series A, 4.00%, 01/15/10	150,000	139,734
		100,000	88,077	Series A, 5.38%, 01/15/13	100,000	88,077
250,000	234,387			VAR, 3.06%, 07/27/09 (m)	250,000	234,387
		100,000		Toyota Motor Credit Corp.,	100,000
			99,963	2.88%, 08/01/08		99,963
		100,000		Washington Mutual Financial Corp.,	100,000
			102,585	6.88%, 05/15/11		102,585
	511,449		1,520,445			2,031,894

				Containers & Packaging -- 0.0% (g)
10,000				Owens-Brockway Glass Container, Inc.,	10,000
	10,250			8.25%, 05/15/13		10,250
20,000				Smurfit-Stone Container Enterprises, Inc.,	20,000
	17,550			8.38%, 07/01/12		17,550
	27,800		-			27,800

				Diversified Consumer Services -- 0.0% (g)
30,000				Service Corp. International,	30,000
	30,000			7.38%, 10/01/14		30,000
20,000				Stewart Enterprises, Inc.,	20,000
	19,000			6.25%, 02/15/13		19,000
	49,000		-			49,000

				Diversified Financial Services -- 2.3%
		60,000		Allstate Life Global Funding Trusts,	60,000
			59,765	5.38%, 04/30/13		59,765
		250,000		Associates Corp. of North America,	250,000
			259,925	8.55%, 07/15/09		259,925
				Bank of America Corp.,
115,000	107,363	205,000	191,385	5.65%, 05/01/18	320,000	298,748
		570,000	594,913	7.80%, 02/15/10	570,000	594,913
		40,000		BHP Billiton Finance USA Ltd. (Australia),	40,000
			38,180	5.40%, 03/29/17		38,180
80,000				Caterpillar Financial Services Corp.,	80,000
	79,309			5.45%, 04/15/18 (m)		79,309
		150,000		CIT Group, Inc.,	150,000
			124,677	7.63%, 11/30/12 (c)		124,677
				Citigroup, Inc.,
		150,000	136,346	4.70%, 05/29/15	150,000	136,346
100,000	97,598			5.50%, 04/11/13 (m)	100,000	97,598
		300,000	295,143	5.63%, 08/27/12	300,000	295,143
85,000	81,079			6.00%, 08/15/17 (m)	85,000	81,079
65,000	62,381			6.13%, 11/21/17 (m)	65,000	62,381
		100,000	95,697	6.13%, 05/15/18	100,000	95,697
				General Electric Capital Corp.,
		200,000	195,934	4.80%, 05/01/13	200,000	195,934
95,000	95,926	100,000	100,975	5.25%, 10/19/12	195,000	196,901
		400,000	386,822	5.63%, 05/01/18	400,000	386,822
40,000	36,251	100,000	90,627	5.88%, 01/14/38 (c)	140,000	126,878
60,000	56,303			6.15%, 08/07/37 (m)	60,000	56,303
		500,000	525,667	7.38%, 01/19/10 (c)	500,000	525,667
		390,000	404,617	Series A, 5.88%, 02/15/12	390,000	404,617
		110,000	113,672	Series A, 6.00%, 06/15/12	110,000	113,672
		200,000	201,390	Series A, 6.75%, 03/15/32	200,000	201,390
		165,000		Genworth Global Funding Trusts,	165,000
			165,045	5.20%, 10/08/10		165,045
		130,000		Textron Financial Corp.,	130,000
			131,435	5.13%, 02/03/11		131,435
55,000				Visant Corp.,	55,000
	54,037			7.63%, 10/01/12		54,037
	670,247		4,112,215			4,782,462

				Diversified Telecommunication Services -- 1.5%
				AT&T, Inc.,
		125,000	124,567	4.95%, 01/15/13	125,000	124,567
		50,000	48,450	5.50%, 02/01/18	50,000	48,450
		70,000	68,298	5.60%, 05/15/18	70,000	68,298
130,000	122,818			6.30%, 01/15/38 (m)	130,000	122,818
		100,000		BellSouth Corp.,	100,000
			98,547	5.20%, 09/15/14		98,547
				Bellsouth Telecommunications, Inc.,
		261,685	265,432	6.30%, 12/15/15	261,685	265,432
		400,000		British Telecommunications plc (United Kingdom),	400,000
			429,500	8.62%, 12/15/10		429,500
		180,000		France Telecom S.A. (France),	180,000
			190,627	7.75%, 03/01/11		190,627
		150,000		Nynex Capital Funding Co.,	150,000
			154,200	SUB, 8.23%, 10/15/09		154,200
13,000				Qwest Communications International, Inc.,	13,000
	12,935			VAR, 6.18%, 02/15/09		12,935
20,000				Qwest Corp.,	20,000
	20,400			8.88%, 03/15/12		20,400
				Sprint Capital Corp.,
		100,000	99,000	8.38%, 03/15/12	100,000	99,000
		60,000	57,150	8.75%, 03/15/32	60,000	57,150
				Telecom Italia Capital S.A. (Luxembourg),
		50,000	45,763	4.95%, 09/30/14	50,000	45,763
		130,000	122,804	5.25%, 11/15/13	130,000	122,804
25,000	25,403			7.72%, 06/04/38	25,000	25,403
		100,000		Telefonica Emisones S.A.U. (Spain),	100,000
			100,668	5.86%, 02/04/13		100,668
		115,000		TELUS Corp. (Canada),	115,000
			123,472	8.00%, 06/01/11		123,472
90,000				Verizon Communications, Inc.,	90,000
	83,779			6.40%, 02/15/38		83,779
		650,000		Verizon Global Funding Corp.,	650,000
			690,073	7.25%, 12/01/10		690,073
		100,000		Verizon Pennsylvania, Inc.,	100,000
			112,303	8.35%, 12/15/30		112,303
		100,000		Verizon Virginia, Inc.,	100,000
			96,668	Series A, 4.63%, 03/15/13		96,668
	265,335		2,827,522			3,092,857

				Electric Utilities -- 1.0%
175,000				Abu Dhabi National Energy Co. (United Arab Emirates),	175,000
	176,341			5.62%, 10/25/12 (e) (m)		176,341
		25,000		Alabama Power Co.,	25,000
			25,211	6.13%, 05/15/38		25,211
		100,000		Carolina Power & Light Co.,	100,000
			100,622	5.13%, 09/15/13		100,622
		100,000		CenterPoint Energy Houston Electric LLC,	100,000
			99,633	Series M2, 5.75%, 01/15/14		99,633
		40,000		Columbus Southern Power Co.,	40,000
			39,768	6.05%, 05/01/18		39,768
		75,000		Duke Energy Corp.,	75,000
			73,145	5.10%, 04/15/18		73,145
100,000				E.ON International Finance BV (Netherlands),	100,000
	98,101			5.80%, 04/30/18 (e) (m)		98,101
		150,000		Exelon Generation Co. LLC,	150,000
			155,036	6.95%, 06/15/11		155,036
				Florida Power & Light Co.,
		30,000	29,600	5.95%, 10/01/33	30,000	29,600
85,000	84,027	30,000	29,657	5.95%, 02/01/38 (c)	115,000	113,684
250,000				Ohio Power, Co.,	250,000
	245,071			VAR, 2.91%, 04/05/10		245,071
		75,000		Pacific Gas & Electric Co.,	75,000
			74,709	5.63%, 11/30/17 (c)		74,709
155,000				PacifiCorp,	155,000
	155,039			4.30%, 09/15/08 (m)		155,039
		75,000		Potomac Electric Power,	75,000
			73,236	6.50%, 11/15/37		73,236
		65,000		PSEG Power LLC,	65,000
			69,260	7.75%, 04/15/11		69,260
		175,000		Public Service Co. of Oklahoma,	175,000
			165,130	Series G, 6.63%, 11/15/37		165,130
				Virginia Electric and Power Co.,
		140,000	140,070	5.10%, 11/30/12	140,000	140,070
		50,000	48,267	5.40%, 04/30/18	50,000	48,267
		70,000	70,347	5.95%, 09/15/17	70,000	70,347
70,000	68,152			6.35%, 11/30/37	70,000	68,152

	826,731		1,193,691			2,020,422

				Energy Equipment & Services -- 0.0% (g)
30,000				Cameron International Corp.,	30,000
	29,960			7.00%, 07/15/38 (m)		29,960
60,000				Transocean, Inc. (Cayman Islands),	60,000
	61,364			6.80%, 03/15/38		61,364
	91,324		-			91,324

				Food & Staples Retailing -- 0.3%
140,062				CVS Lease Pass-Through,	140,062
	130,052			6.04%, 12/10/28 (e) (m)		130,052
200,000				CVS/Caremark Corp.,	200,000
	195,186			VAR, 2.98%, 06/01/10 (m)		195,186
				Kroger Co. (The),
50,000	50,998			6.40%, 08/15/17	50,000	50,998
		150,000	156,976	8.05%, 02/01/10	150,000	156,976
50,000				Safeway, Inc.,	50,000
	51,458			6.35%, 08/15/17		51,458
100,000				Wal-Mart Stores, Inc.,	100,000
	102,915			6.50%, 08/15/37		102,915
	530,609		156,976			687,585

				Food Products -- 0.1%
10,000				Del Monte Corp.,	10,000
	9,525			6.75%, 02/15/15 (m)		9,525
		50,000		Kellogg Co.,	50,000
			48,572	4.25%, 03/06/13		48,572
				Kraft Foods, Inc.,
		165,000	160,393	6.13%, 02/01/18	165,000	160,393
		100,000	97,221	6.88%, 02/01/38	100,000	97,221
	9,525		306,186			315,711

				Gas Utilities -- 0.1%
		25,000		CenterPoint Energy Resources Corp.,	25,000
			24,353	6.13%, 11/01/17 (c)		24,353
		80,000		KeySpan Gas East Corp.,	80,000
			84,101	7.88%, 02/01/10		84,101
140,000				Nakilat, Inc. (Qatar),	140,000
	123,820			6.07%, 12/31/33 (e)		123,820
30,000				Sonat, Inc.,	30,000
	30,284			7.63%, 07/15/11		30,284
		50,000		TransCanada Pipelines Ltd. (Canada),	50,000
			47,022	4.00%, 06/15/13		47,022
	154,104		155,476			309,580

				Health Care Equipment & Supplies -- 0.0% (g)
30,000				Cooper Cos., Inc. (The),	30,000
	28,800			7.13%, 02/15/15 (m)		28,800

				Health Care Providers & Services -- 0.1%
				HCA, Inc.,
30,000	30,900			9.25%, 11/15/16 (m)	30,000	30,900
15,000	15,450			PIK, 9.63%, 11/15/16 (m)	15,000	15,450
125,000				UnitedHealth Group, Inc.,	125,000
	120,482			VAR, 2.98%, 06/21/10		120,482
	166,832		-			166,832

				Hotels, Restaurants & Leisure -- 0.0% (g)
30,000				McDonald's Corp.,	30,000
	29,838			6.30%, 10/15/37		29,838
35,000				MGM Mirage, Inc.,	35,000
	28,350			5.88%, 02/27/14		28,350
	58,188		-			58,188

				Household Durables -- 0.0% (g)
23,000				Beazer Homes USA, Inc.,	23,000
	16,445			6.88%, 07/15/15 (m)		16,445
20,000				Jarden Corp.,	20,000
	17,400			7.50%, 05/01/17		17,400
35,000				Sealy Mattress Co.,	35,000
	28,700			8.25%, 06/15/14		28,700
	62,545		-			62,545

				Household Products -- 0.0% (g)
10,000				Visant Holding Corp.,	10,000
	9,700			SUB, 0.00%, 12/01/13		9,700

				Independent Power Producers & Energy Traders -- 0.0% (g)
60,000				NRG Energy, Inc.,	60,000
	56,475			7.38%, 02/01/16		56,475

				Industrial Conglomerates -- 0.1%
				General Electric Co.,
		250,000	251,800	5.00%, 02/01/13	250,000	251,800
65,000	62,487			5.25%, 12/06/17 (m)	65,000	62,487
	62,487		251,800			314,287

				Insurance -- 1.8%
120,000				Allstate Life Global Funding Trusts,	120,000
	119,529			5.38%, 04/30/13 (m)		119,529
				American International Group, Inc.,
		130,000	119,373	4.25%, 05/15/13	130,000	119,373
65,000	61,172			VAR, 8.17%, 05/15/58 (e) (m)	65,000	61,172
		300,000		ASIF Global Financing XIX,	300,000
			288,225	4.90%, 01/17/13 (e)		288,225
		250,000		ASIF Global Financing XXIII,	250,000
			249,151	3.90%, 10/22/08 (e)		249,151
		200,000		Jackson National Life Global Funding,	200,000
			207,366	6.13%, 05/30/12 (e)		207,366
				John Hancock Global Funding II,
		100,000	99,800	3.50%, 01/30/09 (e)	100,000	99,800
		100,000	106,524	7.90%, 07/02/10 (e)	100,000	106,524
70,000				Liberty Mutual Group, Inc.,	70,000
	61,216			7.50%, 08/15/36 (e)		61,216
100,000				Lincoln National Corp.,	100,000
	91,087			VAR, 7.00%, 05/17/66		91,087
		200,000		MassMutual Global Funding II,	200,000
			198,335	3.50%, 03/15/10 (e)		198,335
				Metropolitan Life Global Funding I,
125,000	123,086			5.13%, 04/10/13 (e)	125,000	123,086
		100,000	98,253	5.20%, 09/18/13 (e)	100,000	98,253
		150,000		Monumental Global Funding II,	150,000
			148,752	4.38%, 07/30/09 (e)		148,752
				Nationwide Financial Services,
		100,000	101,906	6.25%, 11/15/11	100,000	101,906
40,000	31,682			6.75%, 05/15/67	40,000	31,682
				New York Life Global Funding,
		75,000	75,164	3.88%, 01/15/09 (e)	75,000	75,164
		250,000	255,495	5.38%, 09/15/13 (e)	250,000	255,495
		145,000		Pacific Life Global Funding,	145,000
			144,902	3.75%, 01/15/09 (e)		144,902
				Principal Life Global Funding I,
80,000	80,000			5.30%, 04/24/13	80,000	80,000
		300,000	314,275	6.25%, 02/15/12 (e)	300,000	314,275
				Protective Life Secured Trust,
		85,000	84,191	4.00%, 10/07/09	85,000	84,191
		200,000	194,842	4.00%, 04/01/11	200,000	194,842
90,000				Reinsurance Group of America, Inc.,	90,000
	70,771			VAR, 6.75%, 12/15/65		70,771
200,000				Stingray Pass-Through Trust,	200,000
	30,000			5.90%, 01/12/15 (e)		30,000
195,000				Swiss RE Capital I LP (United Kingdom),	195,000
	171,937			6.85%, 05/25/16 (e) (x)		171,937
				Travelers Cos., Inc. (The),
		25,000	24,324	5.80%, 05/15/18	25,000	24,324
55,000	47,253			VAR, 6.25%, 03/15/37	55,000	47,253
210,000				XL Capital Ltd. (Cayman Islands),	210,000
	141,750			6.50%, 04/15/17 (x)		141,750

	1,029,483		2,710,878			3,740,361

				IT Services -- 0.0% (g)
55,000				Iron Mountain, Inc.,	55,000
	51,425			6.63%, 01/01/16 (m)		51,425

				Machinery -- 0.0% (g)
10,000				Baldor Electric Co.,	10,000
	10,050			8.63%, 02/15/17 (m)		10,050
		25,000		Parker-Hannifin Corp.,	25,000
			25,079	5.50%, 05/15/18		25,079
45,000				Terex Corp.,	45,000
	44,662			8.00%, 11/15/17		44,662
	54,712		25,079			79,791

				Media -- 0.9%
25,000				Charter Communications Operating LLC/Charter Communications Operating Capital,	25,000
	23,625			8.00%, 04/30/12 (e) (m)		23,625
				Comcast Cable Communications Holdings, Inc.,
105,000	103,277			6.95%, 08/15/37 (m)	105,000	103,277
		125,000	131,781	7.13%, 06/15/13	125,000	131,781
		335,000		Comcast Cable Holdings LLC	335,000
			377,618	9.80%, 02/01/12		377,618
				Comcast Corp.,
		100,000	100,075	5.50%, 03/15/11	100,000	100,075
		50,000	48,854	5.90%, 03/15/16	50,000	48,854
50,000				Dex Media, Inc.,	50,000
	35,750			SUB, 0.00%, 11/15/13 (m)		35,750
55,000				DIRECTV Holdings LLC	55,000
	51,563			6.38%, 06/15/15 (m)		51,563
60,000				Echostar DBS Corp.,	60,000
	55,350			7.13%, 02/01/16 (m)		55,350
		100,000		Historic TW, Inc.,	100,000
			114,729	9.15%, 02/01/23		114,729
20,000				Quebecor Media, Inc. (Canada),	20,000
	18,600			7.75%, 03/15/16		18,600
30,000				Time Warner Cable, Inc.,	30,000
	27,630			6.55%, 05/01/37		27,630
				Time Warner Entertainment Co. LP,
		50,000	53,880	8.38%, 03/15/23	50,000	53,880
		150,000	168,395	10.15%, 05/01/12	150,000	168,395
145,000				Time Warner, Inc.	145,000
	136,728			VAR, 3.13%, 06/16/09 (m)		136,728
200,000				Viacom, Inc.,	200,000
	197,890			VAR, 3.13%, 06/16/09 (m)		197,890
15,000				Videotron Ltee (Canada),	15,000
	14,475			6.88%, 01/15/14		14,475
225,000				Walt Disney Co. (The),	225,000
	226,416			4.70%, 12/01/12 (m)		226,416
	891,304		995,332			1,886,636

				Metals & Mining -- 0.2%
		100,000		Alcoa, Inc.,	100,000
			93,635	5.55%, 02/01/17		93,635
35,000				Freeport-McMoRan Copper & Gold, Inc.,	35,000
	36,794			8.25%, 04/01/15 (m)		36,794
180,000				Rio Tinto Finance USA Ltd. (Australia),	180,000
	180,998			5.88%, 07/15/13		180,998
	217,792		93,635			311,427

				Multi-Utilities -- 0.2%
		130,000		DTE Energy Co.,	130,000
			131,895	Series A, 6.65%, 04/15/09		131,895
		150,000		Duke Energy Carolinas LLC,	150,000
			154,341	5.63%, 11/30/12		154,341
90,000				MidAmerican Energy Holdings Co.,	90,000
	86,424			6.13%, 04/01/36		86,424
25,000				Mirant North America LLC,	25,000
	24,781			7.38%, 12/31/13		24,781
35,000				Veolia Environnement (France),	35,000
	34,920			6.00%, 06/01/18		34,920
	146,125		286,236			432,361

				Multiline Retail -- 0.0% (g)
15,000				Neiman-Marcus Group, Inc. (The),	15,000
	14,812			PIK, 9.00%, 10/15/15		14,812

				Oil, Gas & Consumable Fuels -- 0.8%
		100,000		Canadian Natural Resources Ltd. (Canada),	100,000
			99,360	5.90%, 02/01/18		99,360
				Chesapeake Energy Corp.,
40,000	37,400			6.50%, 08/15/17 (m)	40,000	37,400
15,000	14,700			7.00%, 08/15/14 (m)	15,000	14,700
		75,000		ConocoPhillips Canada Funding Co. (Canada),	75,000
			76,409	5.63%, 10/15/16 (c)		76,409
		125,000		ConocoPhillips Co.,	125,000
			136,031	8.75%, 05/25/10		136,031
105,000				Enterprise Products Operating LP,	105,000
	104,266			6.30%, 09/15/17 (m)		104,266
135,000				Gaz Capital S.A. for Gazprom (Russia),	135,000
	124,065			7.29%, 08/16/37 (e) (m)		124,065
115,574				Gazprom International S.A. (Russia),	115,574
	115,285			7.20%, 02/01/20		115,285
80,000				Kinder Morgan Energy Partners LP,	80,000
	75,644			6.50%, 02/01/37		75,644
		150,000		Marathon Oil Corp.,	150,000
			149,144	6.00%, 10/01/17		149,144
65,000				Nexen, Inc. (Canada),	65,000
	61,545			6.40%, 05/15/37		61,545
				Pemex Project Funding Master Trust,
150,000	150,750			VAR, 4.08%, 06/15/10	150,000	150,750
150,000	150,600			VAR, 4.08%, 06/15/10 (e)	150,000	150,600
280,000				Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),	280,000
	271,902			5.83%, 09/30/16 (e)		271,902
45,000				Suncor Energy, Inc. (Canada),	45,000
	45,914			6.85%, 06/01/39		45,914
40,000				Valero Energy Corp.,	40,000
	36,674			6.63%, 06/15/37		36,674
55,000				XTO Energy, Inc.,	55,000
	52,564			6.38%, 06/15/38		52,564
	1,241,309		460,944			1,702,253

				Paper & Forest Products -- 0.2%
				Georgia Pacific LLC,
15,000	14,100			7.00%, 01/15/15 (e) (m)	15,000	14,100
50,000	47,250			7.70%, 06/15/15 (m)	50,000	47,250
				International Paper Co.,
		165,000	159,741	4.00%, 04/01/10	165,000	159,741
		55,000	54,820	4.25%, 01/15/09	55,000	54,820
		100,000		Weyerhaeuser Co.,	100,000
			102,992	6.75%, 03/15/12		102,992
	61,350		317,553			378,903

				Personal Products -- 0.1%
		93,384		Procter & Gamble - Esop,	93,384
			117,333	Series A, 9.36%, 01/01/21		117,333

				Pharmaceuticals -- 0.0% (g)
		35,000		AstraZeneca plc (United Kingdom),	35,000
			35,837	5.40%, 06/01/14		35,837

				Real Estate -- 0.0% (g)
25,000				Host Hotels & Resorts LP,	25,000
	23,250			7.13%, 11/01/13 (m)		23,250

				Real Estate Investment Trusts (REITs) -- 0.1%
		100,000		HRPT Properties Trust,	100,000
			91,864	6.65%, 01/15/18		91,864
				Simon Property Group LP,
		50,000	48,348	5.63%, 08/15/14	50,000	48,348
		20,000	19,570	6.10%, 05/01/16	20,000	19,570
	-		159,782			159,782

				Real Estate Management & Development -- 0.0% (g)
		30,000		ERP Operating LP,	30,000
			29,755	4.75%, 06/15/09		29,755

				Road & Rail -- 0.1%
				Burlington Northern Santa Fe Corp.,
		60,000	60,551	6.13%, 03/15/09	60,000	60,551
		150,000	157,918	7.13%, 12/15/10	150,000	157,918
	-		218,469			218,469

				Semiconductors & Semiconductor Equipment -- 0.0% (g)
20,000				Sensata Technologies BV (Netherlands),	20,000
	18,400			8.25%, 05/01/14		18,400

				Software -- 0.1%
				Oracle Corp.,
		50,000	49,957	5.75%, 04/15/18	50,000	49,957
30,000	30,074			6.50%, 04/15/38	30,000	30,074
		50,000		Oracle Corp. and Ozark Holding, Inc.,	50,000
			49,199	5.25%, 01/15/16		49,199
	30,074		99,156			129,230

				Specialty Retail -- 0.0% (g)
		30,000		Home Depot, Inc.,	30,000
			27,548	5.40%, 03/01/16		27,548

				Textiles, Apparel & Luxury Goods -- 0.0% (g)
35,000				Hanesbrands, Inc.,	35,000
	32,550			VAR, 6.51%, 12/15/14 (m)		32,550

				Thrifts & Mortgage Finance -- 0.6%
100,000				Bancaja US Debt S.A.U. (Spain),	100,000
	96,227			VAR, 2.86%, 07/10/09 (e) (m)		96,227
				Countrywide Financial Corp.,
60,000	56,748			5.80%, 06/07/12 (m)	60,000	56,748
20,000	19,207			VAR, 3.02%, 03/24/09 (m)	20,000	19,207
		250,000		Countrywide Home Loans, Inc.,	250,000
			227,596	4.00%, 03/22/11		227,596
250,000				Sovereign Bancorp, Inc.,	250,000
	239,491			VAR, 2.96%, 03/01/09 (m)		239,491
		250,000		Washington Mutual Bank,	250,000
			195,000	5.65%, 08/15/14		195,000
				Washington Mutual, Inc.,
		90,000	78,300	4.20%, 01/15/10	90,000	78,300
		50,000	36,937	7.25%, 11/01/17	50,000	36,937
		300,000		World Savings Bank FSB,	300,000
			299,676	4.50%, 06/15/09 (c)		299,676
	411,673		837,509			1,249,182

				Tobacco -- 0.0% (g)
35,000				Philip Morris International, Inc.,	35,000
	34,108			6.38%, 05/16/38		34,108

				Water Utilities -- 0.0% (g)
		100,000		American Water Capital Corp.,	100,000
			95,920	6.09%, 10/15/17		95,920

				Wireless Telecommunication Services -- 0.3%
		150,000		AT&T Wireless Services, Inc.,	150,000
			159,698	7.88%, 03/01/11		159,698
25,000				Intelsat Jackson Holdings Ltd. (Bermuda),	25,000
	25,187			9.25%, 06/15/16 (m)		25,187
		380,000		Sprint Nextel Corp.,	380,000
			326,800	6.00%, 12/01/16		326,800
		50,000		Vodafone Group plc (United Kingdom),	50,000
			47,308	5.00%, 09/15/15		47,308
	25,187		533,806			558,993
				Total Corporate Bonds
	11,089,666		26,983,654	(Cost $11,861,937, $27,233,726 and $39,095,663, respectively)		38,073,320

				Foreign Government Securities -- 1.1%
CAD 245,000				Government of Canada (Canada),	CAD 245,000
	242,987			3.75%, 06/01/12		242,987
280,000				Government of Ukraine (Ukraine),	280,000
	248,500			6.58%, 11/21/16		248,500
105,000				IIRSA Norte Finance Ltd. (Peru),	105,000
	116,550			8.75%, 05/30/24		116,550
		400,000		Province of Quebec (Canada),	400,000
			406,437	5.75%, 02/15/09		406,437
200,000				Republic of Argentina (Argentina),	200,000
	95,200			VAR, 3.00%, 04/30/13		95,200
				Republic of Brazil (Brazil),
103,000	114,381			8.00%, 01/15/18	103,000	114,381
20,000	33,900			12.25%, 03/06/30	20,000	33,900
55,000	93,225			12.25%, 03/06/30	55,000	93,225
100,000				Republic of Guatemala (Guatemala),	100,000
	114,000			9.25%, 08/01/13		114,000
75,000				Russian Federation (Russia),	75,000
	132,844			12.75%, 06/24/28		132,844
				United Mexican States (Mexico),
		150,000	150,450	4.63%, 10/08/08	150,000	150,450
		100,000	107,380	6.63%, 03/03/15	100,000	107,380
65,000	79,105			8.00%, 09/24/22	65,000	79,105
400,000	400,400			VAR, 3.41%, 01/13/09	400,000	400,400
				Total Foreign Government Securities
	1,671,092		664,267	(Cost $1,701,197, $650,992 and $2,352,189, respectively)		2,335,359

				Mortgage Pass-Through Securities -- 16.1%
				Federal Home Loan Mortgage Corp. Conventional Pools,
		371,754	372,757	ARM, 4.14%, 04/01/34	371,754	372,757
		254,517	257,642	ARM, 4.64%, 03/01/35	254,517	257,642
433,108	438,952			ARM, 5.87%, 01/01/37 (m)	433,108	438,952
		55,411	62,711	10.00%, 01/01/20-09/01/20	55,411	62,711
		5,177	5,878	12.00%, 07/01/19	5,177	5,878
2,495,000	2,390,522			TBA, 5.00%, 07/15/38	2,495,000	2,390,522
1,350,000	1,363,500			TBA, 6.00%, 07/15/38	1,350,000	1,363,500
				Federal Home Loan Mortgage Corp. Gold Pools,
				15 Year, Single Family,
		1,268,894	1,220,679	4.00%, 05/01/14-05/01/19	1,268,894	1,220,679
		633,976	618,452	4.50%, 08/01/18-05/01/19	633,976	618,452
		524,047	546,092	6.50%, 06/01/14 - 02/01/19	524,047	546,092
		290,807	305,058	7.00%, 02/01/11 - 01/01/17	290,807	305,058
		3,903	3,944	7.50%, 09/01/10	3,903	3,944
		40,286	44,751	8.50%, 12/01/09 - 11/01/15	40,286	44,751
		2,503	2,615	9.00%, 06/01/10	2,503	2,615
				20 Year, Single Family,
		127,482	130,276	6.00%, 12/01/22	127,482	130,276
		232,788	242,524	6.50%, 11/01/22	232,788	242,524
				30 Year, Single Family,
		427,416	388,010	4.00%, 09/01/35	427,416	388,010
		276,910	274,358	5.50%, 10/01/33	276,910	274,358
50,889	51,524	281,595	285,549	6.00%, 04/01/26 - 02/01/35	332,484	337,073
		187,400	193,897	6.50%, 11/01/25 - 11/01/34	187,400	193,897
		189,805	200,436	7.00%, 04/01/35	189,805	200,436
				Other,
		299,679	312,207	7.00%, 07/01/29	299,679	312,207
				Federal National Mortgage Association Pools,
		342,301	346,341	ARM, 3.80%, 07/01/33	342,301	346,341
		337,976	340,798	ARM, 4.12%, 01/01/34	337,976	340,798
		244,926	246,290	ARM, 4.23%, 10/01/34	244,926	246,290
		308,549	309,648	ARM, 4.27%, 05/01/35	308,549	309,648
		117,713	121,467	ARM, 4.71%, 04/01/34	117,713	121,467
		15,021	15,050	ARM, 4.73%, 03/01/29	15,021	15,050
		634,575	643,515	ARM, 4.77%, 08/01/34	634,575	643,515
		802,829	810,865	ARM, 4.83%, 01/01/35	802,829	810,865
		307,100	311,063	ARM, 4.89%, 04/01/33	307,100	311,063
		6,019	6,036	ARM, 5.74%, 03/01/19	6,019	6,036
				15 Year, Single Family,
		646,065	598,316	3.50%, 09/01/18-06/01/19	646,065	598,316
		3,402,580	3,235,003	4.00%, 07/01/18-12/01/18	3,402,580	3,235,003
750,000	724,687	645,356	629,926	4.50%, 07/01/18-07/25/23	1,395,356	1,354,613
		68,956	68,870	5.00%, 06/01/18	68,956	68,870
145,000	148,625	531,969	546,774	6.00%, 04/01/13 - 07/25/23	676,969	695,399
		177,186	184,455	6.50%, 11/01/11 - 08/01/20	177,186	184,455
		55,343	57,910	8.00%, 11/01/12 - 01/01/16	55,343	57,910
				20 Year, Single Family,
		284,013	267,520	4.50%, 01/01/25	284,013	267,520
		393,170	409,030	6.50%, 03/01/19-12/01/22	393,170	409,030
				30 Year, FHA/VA,
		112,943	123,603	8.50%, 10/01/26-06/01/30	112,943	123,603
		107,926	118,743	9.00%, 04/01/25	107,926	118,743
				30 Year, Single Family,
		383,825	331,966	3.00%, 09/01/31	383,825	331,966
		882,122	821,068	4.50%, 08/01/33-03/01/38	882,122	821,068
		445,405	428,432	5.00%, 11/01/33 - 09/01/35	445,405	428,432
		740,300	734,040	5.50%, 12/01/33-01/01/34	740,300	734,040
		1,391,868	1,415,636	6.00%, 01/01/29-09/01/33	1,391,868	1,415,636
		8,828	9,335	7.00%, 08/01/32	8,828	9,335
		263,755	286,700	8.00%, 03/01/27-11/01/28	263,755	286,700
250,000	246,406			TBA, 5.50%, 07/25/37	250,000	246,406
640,000	613,400			TBA, 5.00%, 07/25/38	640,000	613,400
720,000	724,275			TBA, 6.00%, 08/25/38	720,000	724,275
5,835,000	6,006,403			TBA, 6.50%, 07/25/36	5,835,000	6,006,403
				Other,
		367,364	361,968	4.00%, 09/01/13	367,364	361,968
		542,039	539,146	4.50%, 11/01/14	542,039	539,146
		169,734	168,299	5.50%, 09/01/33	169,734	168,299
		19,755	19,971	6.00%, 05/01/09 - 09/01/28	19,755	19,971
		519,006	534,971	6.50%, 10/01/35	519,006	534,971
				Government National Mortgage Association Pool,
				15 Year, Single Family,
		53,572	56,901	8.00%, 01/15/16	53,572	56,901
				30 Year, Single Family,
		16,626	17,283	6.50%, 10/15/28	16,626	17,283
		34,527	37,041	7.00%, 06/15/33	34,527	37,041
		11,178	12,034	7.50%, 09/15/28	11,178	12,034
		47,770	52,136	8.00%, 09/15/22-05/15/28	47,770	52,136
		4,822	5,307	8.50%, 05/20/25	4,822	5,307
625,000	645,508			TBA, 6.50%, 07/15/38	625,000	645,508
				Total Mortgage Pass-Through Securities
	13,353,802		20,691,293	(Cost $13,274,299, $20,773,968 and $34,048,267, respectively)		34,045,095

				Municipal Bonds -- 0.1%
				Illinois -- 0.1%
		160,000		State of Illinois, Taxable Pension,	160,000
			150,635	GO, 5.10%, 06/01/33 (Cost $0, $160,000 and $160,000, respectively)		150,635

				Supranational -- 0.0% (g)
		50,000		Corp. Andina de Fomento (Supranational),	50,000
			49,392	5.20%, 05/21/13 (Cost $0, $160,000 and $160,000, respectively)		49,392

				U.S. Treasury Obligations -- 16.0%
				U.S. Treasury Bonds,
165,000	177,323			5.00%, 05/15/37 (m)	165,000	177,323
10,000	12,250			6.38%, 08/15/27 (m)	10,000	12,250
150,000	189,879			6.75%, 08/15/26 (k) (m)	150,000	189,879
80,000	103,075			7.25%, 05/15/16 - 08/15/22 (k) (m)	80,000	103,075
				U.S. Treasury Bonds Coupon STRIPS,
		4,000,000	3,276,576	02/15/14	4,000,000	3,276,576
		825,000	643,389	02/15/15	825,000	643,389
		4,500,000	3,339,877	02/15/16	4,500,000	3,339,877
		1,750,000	1,090,803	02/15/19	1,750,000	1,090,803
		100,000	52,826	02/15/22	100,000	52,826
		500,000	251,684	02/15/23	500,000	251,684
		5,750,000	4,660,409	05/15/14	5,750,000	4,660,409
		1,215,000	885,443	05/15/16	1,215,000	885,443
		4,600,000	3,156,497	05/15/17	4,600,000	3,156,497
		360,000	273,612	08/15/15 (c)	360,000	273,612
		200,000	143,951	08/15/16 (c)	200,000	143,951
		200,000	173,258	11/15/12	200,000	173,258
		3,085,000	2,310,501	11/15/15 (c)	3,085,000	2,310,501
		2,900,000	2,049,384	11/15/16 (c)	2,900,000	2,049,384
		2,900,000	1,939,262	11/15/17 (c)	2,900,000	1,939,262
		40,000		U.S. Treasury Bonds Principal STRIPS,	40,000
			34,786	11/15/12		34,786
				U.S. Treasury Inflation Indexed Bonds,
248,762	274,766			2.63%, 07/15/17	248,762	274,766
		398,460	497,235	3.63%, 04/15/28	398,460	497,235
6,240,000				U.S. Treasury Inflation Indexed Note,	6,240,000
	6,243,900			2.63%, 05/31/10		6,243,900
				U.S. Treasury Notes,
100,000	96,258			3.50%, 02/15/18 (m)	100,000	96,258
980,000	987,274			3.50%, 05/31/13 (m)	980,000	987,274
890,000	882,560			3.88%, 05/15/18 (m)	890,000	882,560
215,000	227,766			4.75%, 08/15/17 (m)	215,000	227,766
				Total U.S. Treasury Obligations
	9,195,051		24,779,493	(Cost $9,127,625, $23,316,801 and $32,444,426, respectively)		33,974,544
				Total Long-Term Investments
	47,579,630		174,796,590	(Cost $50,301,656, $176,056,573 and $226,358,229, respectively)		222,376,220

Shares		Shares			Shares
				Short-Term Investments -- 3.9%
				Commercial Paper -- 2.4% (n)
500,000				Cancara Asset Securitisation LLC	500,000
	499,656			2.57%, 07/10/08 (m)		499,656
500,000				Charta Corp.	500,000
	498,977			2.61%, 07/29/08 (e) (m)		498,977
500,000				Ciesco LLC	500,000
	499,526			2.51%, 07/14/08 (e) (m)		499,526
500,000				Corporate Receivables Corp.	500,000
	496,397			0.00%, 10/02/08 (e)		496,397
500,000				Enterprise Funding Co. LLC	500,000
	499,524			2.53%, 07/14/08 (e) (m)		499,524
500,000				Liberty Funding Co.	500,000
	496,770			0.00%, 09/15/08 (m)		496,770
500,000				Scaldis Capital LLC	500,000
	499,967			2.61%, 07/01/08 (e) (m)		499,967
500,000				Ticonderoga Funding LLC	500,000
	499,769			2.45%, 07/07/08 (m)		499,769
500,000				Variable Funding Capital	500,000
	499,658			2.46%, 07/11/08 (m)		499,658
500,000				Yorktown Capital LLC	500,000
	499,533			2.47%, 07/14/08 (m)		499,533
				Total Commercial Paper
	4,989,777		-	(Cost $4,990,164, $0 and $4,990,164, respectively)		4,989,777

				Investment Companies -- 1.5%
		1,650,247	1,650,246	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	1,650,247	1,650,246
1,644,396	1,644,396			JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	1,644,396	1,644,396
				Total Investment Companies
	1,644,396		1,650,246	(Cost $1,644,396, $1,650,246 and $3,294,642, respectively)		3,294,642

				Total Short-Term Investments
	6,634,173		1,650,246	(Cost $6,634,560, $1,650,246 and $8,284,806, respectively)		8,284,419

Principal ($)		Principal ($)			Principal ($)
				Investments of Cash Collateral for Securities on Loan -- 2.4%
				Corporate Notes -- 1.7%
		750,000		Banque Federative du Credit Mutuel (France),	750,000
			750,000	VAR, 2.49%, 08/13/08		750,000
		1,000,000		CDC Financial Products, Inc.,	1,000,000
			1,000,000	VAR, 2.65%, 07/07/08		1,000,000
		750,000		Macquarie Bank Ltd. (Australia),	750,000
			750,000	VAR, 2.51%, 08/20/08		750,000
		1,000,000		Unicredito Italiano Bank Ireland plc (Ireland),	1,000,000
			1,000,000	VAR, 2.48%, 08/08/08		1,000,000
	-		3,500,000			3,500,000

				Repurchase Agreements -- 0.7%
		237,684		Barclays Capital, Inc., 2.70%, dated 06/30/08, due 07/01/08, repurchase price $921,561,	237,684
			237,684	collateralized by U.S. Government Agency Mortgages		237,684
		500,000		Citigroup Global Markets Inc, 2.51%, dated 06/30/08, due 07/01/08, repurchase price $2,500,174,	500,000
			500,000	collateralized by U.S. Government Agency Mortgages		500,000
		750,000		Deutsche Bank Securities Inc., 2.80%, dated 06/30/08, due 07/01/08, repurchase price $2,750,214,	750,000
			750,000	collateralized by U.S. Government Agency Mortgages		750,000
	-		1,487,684			1,487,684
				Total Investments of Cash Collateral for Securities on Loan
	-		4,987,684	(Cost $0, $4,987,684 and $4,987,684, respectively)		4,987,684

				Total Investments -- 111.2%
	54,213,803		181,434,520	(Cost $56,936,216, $182,694,503 and $239,630,719, respectively)		235,648,323
	(19,471,237)		(4,276,125)	Liabilities in Excess of Other Assets -- (11.2)%		(23,747,362)
	$ 34,742,566		$177,158,395	NET ASSETS -- 100.0%		$211,900,961

				Percentages indicated are based on net assets.

Futures Contracts

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma			JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Number of Contracts	Number of Contracts	Number of Contracts	Description	Expiration Date	Notional Value at 06/30/08	Notional Value at 06/30/08	Notional Value at 06/30/08	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)
			Long Futures Outstanding
4		4	10 Year U.S. Treasury Note	September, 2008	$ 455,688		$ 455,688	$ 8,723		$ 8,723
5		5	Euro-Bobl	September, 2008	832,727		832,727	(13,187)		(13,187)
3		3	U.K. Treasury Gilt	September, 2008	623,788		623,788	(7,040)		(7,040)
3		3	U.S. Treasury Bond	September, 2008	346,781		346,781	2,093		2,093
17		17	90 Day Sterling	June, 2009	3,972,160		3,972,160	(17,382)		(17,382)
			Short Futures Outstanding
(2)		(2)	2 Year U.S. Treasury Note	September, 2008	(422,406)		(422,406)	(37)		(37)
(6)		(6)	5 Year U.S. Treasury Note	September, 2008	(663,328)		(663,328)	(11,361)		(11,361)
(1)		(1)	10 Year Canadian Bond	September, 2008	(115,201)		(115,201)	517		517
(1)		(1)	Euro-Bund	September, 2008	(174,087)		(174,087)	2,587		2,587
(1)		(1)	Eurodollar	September, 2008	(242,675)		(242,675)	(4,203)		(4,203)
(1)		(1)	Eurodollar	December, 2008	(242,050)		(242,050)	(3,703)		(3,703)
(1)		(1)	Eurodollar	March, 2009	(241,700)		(241,700)	(3,467)		(3,467)
(1)		(1)	Eurodollar	June, 2009	(241,175)		(241,175)	(3,078)		(3,078)
(1)		(1)	Eurodollar	September, 2009	(240,538)		(240,538)	(491)		(491)
(1)		(1)	Eurodollar	December, 2009	(239,838)		(239,838)	(116)		(116)
								$ (50,145)		$ (50,145)

Forward Foreign Currency Exchange Contracts

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma					Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Contracts to Sell	Contracts to Sell	Contracts to Sell	Settlement Date	Settlement Value	Value at 06/30/08	Value at 06/30/08	Value at 06/30/08	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)
255,000 CAD		255,000 CAD	08/29/08	$ 251,685	$ (250,695)		$ (250,695)	$ 990		$ 990

Short Positions

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma			JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Principal Amount	Principal Amount	Principal Amount	Security Description		Value	Value	Value
(325,000)		(325,000)	FHLMC Gold, 30 Year, Single Family, TBA, 5.50%, 07/15/38		$ (320,125)		$ (320,125)
(1,130,000)		(1,130,000)	FNMA, 30 Year, Single Family, TBA, 6.00%, 07/25/38		(1,139,888)		(1,139,888)
(640,000)		(640,000)	FNMA, 30 Year, Single Family, TBA, 5.00%, 08/25/38		(612,000)		(612,000)
(1,150,000)		(1,150,000)	FNMA, 30 Year, Single Family, TBA, 5.50%, 08/25/38		(1,130,594)		(1,130,594)
(5,860,000)		(5,860,000)	FNMA, 30 Year, Single Family, TBA, 6.50%, 08/25/38		(6,015,653)		(6,015,653)
			(Proceeds received of $9,221,899, $0 and $9,221,899, respectively.)		$(9,218,260)		$(9,218,260)

					JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Credit Default Swaps
		Buy/Sell	Fund Pays/Reeceives	Termination	Notional	Notional	Notional
Referenced Obligation	Swap Counterparty	Protection	Fixed Rate (r)	Date	Amount	Amount	Amount	Value	Value	Value
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	$ 80,000		$ 80,000	$ (359)		$ (359)
CDX.EM.9	Citibank, N.A. [2]	Buy	2.65% semi-annually	06/20/13	260,000		260,000	(1,167)		(1,167)
CDX.EM.9	Deutsche Bank AG, New York [3]	Buy	2.65% semi-annually	06/20/13	210,000		210,000	(943)		(943)
CDX.EM.9	HSBC Bank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	140,000		140,000	(629)		(629)
CDX.EM.9	Merrill Lynch International [5]	Buy	2.65% semi-annually	06/20/13	230,000		230,000	(1,033)		(1,033)
CDX.NA.IG.9	Goldman Sachs Capital Management [6]	Buy	0.60% quarterly	12/20/12	1,000,000		1,000,000	33,321		33,321
CDX.NA.IG.9	Goldman Sachs Capital Management [7]	Buy	0.60% quarterly	12/20/12	1,500,000		1,500,000	49,982		49,982
CDX.NA.IG.10	Goldman Sachs Capital Management [8]	Buy	1.55% quarterly	06/20/13	1,300,000		1,300,000	(9,019)		(9,019)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [9]	Sell	3.50% quarterly	06/20/13	300,000		300,000	2,361		2,361
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	210,000		210,000	(9,331)		(9,331)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.55% semi-annually	03/20/12	390,000		390,000	(18,071)		(18,071)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	150,000		150,000	(6,610)		(6,610)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	750,000		750,000	(2,410)		(2,410)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	75,000		75,000	(432)		(432)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	750,000		750,000	(68)		(68)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	75,000		75,000	34		34
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	1.01% semi-annually	07/20/10	590,000		590,000	4,982		4,982
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53% semi-annually	12/20/11	240,000		240,000	(3,237)		(3,237)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	740,000		740,000	(11,546)		(11,546)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	20,000		20,000	(315)		(315)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.96% semi-annually	07/20/10	590,000		590,000	(5,693)		(5,693)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Merrill Lynch Capital Services	Sell	0.64% semi-annually	05/20/12	170,000		170,000	(10,980)		(10,980)
								$ 8,837		$ 8,837
[1] Premiums received of $203.
[2] Premiums received of $461.
[3] Premiums received of $824.
[4] Premiums received of $342.
[5] Premiums received of $446.
[6] Premiums paid of $54,695.
[7] Premiums paid of $65,823.
[8] Premiums received of $29,867.
[9] Premiums paid of $12,802.

				JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Price Lock Swaps
			Termination	Notional	Notional	Notional
Swap Counterparty	Referenced Obligation	Price Lock	Date	Amount	Amount	Amount	Value	Value	Value
Citibank, N.A. (b)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	$ 100.98	07/07/08	$ 1,965,000		$ 1,965,000	$ (396)		$ (396)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.09	07/07/08	5,600,000		5,600,000	18,369		18,369
Deutsche Bank AG, New York (a)	FNMA, 30 Year, Single Family, TBA, 6.00%	101.22	07/07/08	3,965,000		3,965,000	15,174		15,174
Deutsche Bank AG, New York (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.13	07/07/08	10,550,000		10,550,000	(28,839)		(28,839)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 5.00%	96.59	07/07/08	2,600,000		2,600,000	(21,118)		(21,118)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	101.41	07/07/08	5,045,000		5,045,000	(21,671)		(21,671)
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	99.90	07/21/08	1,095,000		1,095,000	10,495		10,495
Lehman Brothers Special Financing (a)	FNMA, 30 Year, Single Family, TBA, 6.00%	101.19	07/07/08	3,500,000		3,500,000	12,301		12,301
Lehman Brothers Special Financing (b)	FNMA, 15 Year, Single Family, TBA, 5.50%	100.69	07/10/08	3,200,000		3,200,000	(3,498)		(3,498)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.59	07/07/08	1,790,000		1,790,000	(14,570)		(14,570)
							$ (33,753)		$ (33,753)
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

See notes to pro-forma financial statements.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc. or J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $53,346 which amounts to 1.1% of total investments.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security's maturity date to make any missed payments.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2008.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
ARM	Adjustable Rate Mortgage
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HB

High Coupon Bonds (aka "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a right that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2008. The rate may be subject to a cap and floor.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount show represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In-Kind
PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2008.
TBA	To Be Announced
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of June 30, 2008.

JPMorgan Bond Portfolio/JPMorgan Insurance Trust Core Bond Portfolio
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2008 (Unaudited)

	Acquired Portfolio		Acquiring Portfolio
	JPMorgan Bond Portfolio		JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments		Pro Forma Combined

Assets
Investments in non-affiliates, at value	$ 52,569,407		$ 179,784,274	$ -		$ 232,353,681
Investments in affiliates, at value	1,644,396		1,650,246	-		3,294,642
Total investment securities, at value	54,213,803		181,434,520	-		235,648,323
Cash	-		125	(125)	(a)	-
Deposits with broker for futures	2,416			-		2,416
Receivables:
Investment securities sold	27,747,783		16,174	-		27,763,957
Portfolio shares sold	462		132,131	-		132,593
Interest and dividends	284,223		998,883	-		1,283,106
Tax reclaims	157		-	-		157
Variation margin on futures contracts	27,283		-	-		27,283
Unrealized appreciation on forward foreign currency exchange contracts	990		-	-		990
Outstanding swap contracts, at value	147,019		-	-		147,019
Expense reimbursements from Administrator	24,486		-	-		24,486
Total assets	82,448,622		182,581,833	(125)		265,030,330

Liabilities
Payables:
Due to custodian	20,635		-	(125)	(a)	20,510
Investment securities purchased	38,119,251		-	-		38,119,251
Collateral for securities lending program	-		4,987,684	-		4,987,684
Securities sold short, at value	9,218,260			-		9,218,260
Portfolio shares redeemed	25,992		266,449	-		292,441
Outstanding swap contracts, at value	171,935			-		171,935
Accrued liabilities:
Investment advisory fees	8,563		52,174	(34,000)	(b)	26,737
Administration fees	-		16,793	-		16,793
Distribution fees	-		3	-		3
Custodian and accounting fees	13,349		9,657	-		23,006
Trustees and Chief Compliance Officer's fees	-		391	-		391
Other	128,071		90,287	34,000	(b)	252,358
Total Liabilities	47,706,056		5,423,438	(125)		53,129,369
Net Assets	$ 34,742,566		$ 177,158,395	$ -		$ 211,900,961

Net Assets:
Paid in capital	$ 38,950,770		$ 176,347,798	$ -		$215,298,568
Accumulated undistributed (overdistributed)
net investment income	855,560		4,441,595	-		5,297,155
Accumulated net realized gain (loss) on
investments and futures	(2,169,740)		(2,371,015)	-		(4,540,755)
Net unrealized appreciation (depreciation) of
investments and futures	(2,894,024)		(1,259,983)	-		(4,154,007)
Total Net Assets	$ 34,742,566		$ 177,158,395	$ -		$ 211,900,961

Class 1 Shares	$ 34,742,566		$ 177,141,826	$ -		211,884,392	(c)
Class 2 Shares	-		16,569	-		16,569	(c)
Total Net Assets	$ 34,742,566		$ 177,158,395	$ -		$ 211,900,961

Outstanding units of beneficial interest (shares) (unlimited amount authorized, no par value)
Shares outstanding
Class 1	3,555,627	*	16,210,150	(376,984)	(d)	19,388,793
Class 2			1,518			1,518

Net asset value per share
Class 1	$ 9.77	*	$ 10.93			$ 10.93
Class 2			$ 10.92			$ 10.92

Cost of investments in non-affiliates	$ 55,291,820		$ 181,044,257			$ 383,371,728
Cost of investments in affiliates	1,644,396		1,650,246			5,645,410
Proceeds from securities sold short	9,221,899		-			9,221,899
Premiums paid on swaps	133,320		-			133,320
Premiums received on swaps	32,143		-			32,143

(a) Reflects the netting of amounts receivable and payable to and from the custodian.

(b) Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(c) Reflects total combined net assets due to the merger.
(d) Reflects the adjustment to the number of shares outstanding due to the merger.
* The shares of JPMorgan Bond Portfolio do not have a class designation. The share amount shown represent all outstanding shares of the Portfolio.

JPMorgan Bond Portfolio/JPMorgan Insurance Trust Core Bond Portfolio
Pro Forma Combined Statements of Operations
For the twelve months ended June 30, 2008 (unaudited)

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments	Pro Forma Combined

INVESTMENT INCOME:
Interest and dividend income	$ 2,248,936	$ 10,067,482	-	$ 12,316,418
Total investment income	2,248,936	10,067,482		12,316,418
Expenses
Investment advisory fees	120,282	756,254	34,517	911,053	(a)
Administration fees	-	188,551	39,212	227,763	(a)
Custodian and accounting fees	59,887	86,025	(18,848)	127,064	(b)
Interest expense	7,507	-	-	7,507
Distribution fees - Class 2	-	40	1	41	(a)
Professional fees	132,351	60,072	(124,090)	68,333	(b)
Printing and mailing costs	27,024	89,106	(19,040)	97,090	(b)
Trustees' and Chief Compliance Officer's fees	6,026	2,276	(6,026)	2,276	(b)
Transfer agent fees	10,436	17,257	-	27,693
Other	78,139	28,923	-	107,062
Total expenses	441,652	1,228,504	(94,274)	1,575,882
Less amounts waived	-	(93,841)	(175,914)	(269,755)	(a)
Less expense reimbursements	(166,998)	-	166,998	-	(a)
Less earnings credits	(1,351)	(240)	-	(1,591)
Net expenses	273,303	1,134,423	(103,190)	1,304,536
Net investment income (loss)	1,975,633	8,933,059	103,190	11,011,882

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	384,070	62,240	-	446,310
Securities sold short	(784,695)	-	-	(784,695)
Written options	39,590	-	-	39,590
Futures	(626,534)	-	-	(626,534)
Swaps	30,233	-	-	30,233
Foreign currency transactions	(4,552)	-	-	(4,552)
Net realized gain (loss)	(961,888)	62,240	-	(899,648)

Change in net unrealized appreciation (depreciation) of:
Investments	(2,374,461)	3,452,531	-	1,078,070
Securities sold short	(5,210)	-	-	(5,210)
Written options	(15,014)	-	-	(15,014)
Futures	6,957	-	-	6,957
Swaps	(44,772)	-	-	(44,772)
Foreign currency translations	1,179	-	-	1,179
Change in net unrealized appreciation (depreciation)	(2,431,321)	3,452,531	-	1,021,210

Net realized/unrealized gains (losses)	(3,393,209)	3,514,771	-	121,562

Change in net assets resulting from operations	$ (1,417,576)	$ 12,447,830	$ 103,190	$ 11,133,444

(a) Based on the contract in effect for the surviving portfolio.
(b) Decrease due to elimination of duplicate expenses achieved by merging the portfolios.

JPMorgan Bond Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2008

1.	Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of JPMorgan Bond Portfolio, a series of J.P. Morgan Series Trust II (“Bond Portfolio), and JPMorgan Insurance Trust Core Bond Portfolio, a series of JPMorgan Insurance Trust (“Core Bond Portfolio”), each a “Portfolio”. Following the combination, the Core Bond Portfolio will be the accounting survivor.

Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Bond Portfolio for shares of Core Bond Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of Bond Portfolio in exchange for Class 1 shares of Core Bond Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Core Bond Portfolio will not be restated. The fiscal year end is December 31 for Bond Portfolio and Core Bond Portfolio.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Bond Portfolio and Core Bond Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with

JPMorgan Bond Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2008

procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

Bond Portfolio

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$1,644,396	$-	$15,721	$(64,065)
Level 2	52,569,407	(9,218,260)	82,203	(208,296)
Level 3	-	-	-	-
Total	$54,213,803	$(9,218,260)	$97,924	$(272,361)

Core Bond Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$3,137,930	$-
Level 2	178,296,590	-
Level 3	-	-
Total	$181,434,520	$-

Combined Portfolio

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$4,782,326	$-	$15,721	$(64,065)
Level 2	230,865,997	(9,218,260)	82,203	(208,296)

JPMorgan Bond Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2008

Level 3	-	-	-	-
Total	$235,648,323	$(9,218,260)	$97,924	$(272,361)

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

Bond Portfolio

	Investments In Securities	Other Financial Instruments*
Balance as of 12/31/07	$261,100	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(261,100)	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-	-
Balance as of 6/30/08	$-	$-

Combined Portfolio

	Investments In Securities	Other Financial Instruments*
Balance as of 12/31/07	$261,100	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(261,100)	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-
Balance as of 6/30/08	$-	$-

* Other financial instruments include futures, forwards and swap contracts.

B. Shares of Beneficial Interest — The Pro Forma Class 1 shares net asset value per share assumes the issuance of 3,178,643 Class 1 shares of Core Bond Portfolio in exchange for 3,555,627 shares of Bond Portfolio.

C. Federal Income Taxes — Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Core Bond Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Insurance Trust Government Bond/JPMorgan Insurance Trust Core Bond Portfolio
Combined Schedule of Portfolio Investments
As of June 30, 2008 (Unaudited)

JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio		Combined Pro Forma	Combined Pro Forma
Principal ($)	Value ($)	Principal ($)	Value ($)	Security Description	Principal ($)	Value ($)
				Long-Term Investments -- 98.4%
				Asset-Backed Securities -- 0.7%
		150,000		American Express Credit Account Master Trust,	150,000
			151,219	Series 2004-3, Class A, 4.35%, 12/15/11		151,219
				AmeriCredit Automobile Receivables Trust,
		217,917	216,938	Series 2006-BG, Class A3, 5.21%, 10/06/11 (i)	217,917	216,938
		400,000	362,318	Series 2006-BG, Class A4, 5.21%, 09/06/13 (i)	400,000	362,318
		60,463		Bear Stearns Asset Backed Securities Trust, Inc.,	60,463
			47,014	Series 2006-SD1, Class A, VAR, 2.85%, 04/25/36 (i) (y)		47,014
				Citibank Credit Card Issuance Trust,
		450,000	444,306	Series 2002-C2, Class C2, 6.95%, 02/18/14	450,000	444,306
		250,000	250,642	Series 2005-B1, Class B1, 4.40%, 09/15/10	250,000	250,642
		175,000		Household Automotive Trust,	175,000
			173,867	Series 2005-1 Class A4, 4.35%, 06/18/12		173,867
				MBNA Credit Card Master Note Trust,
		200,000	197,200	Series 2002-C1, Class C1, 6.80%, 07/15/14	200,000	197,200
		75,000	73,924	Series 2003-C1, Class C1, VAR, 4.17%, 06/15/12	75,000	73,924
		240,000		MBNA Master Credit Card Trust,	240,000
			246,183	Series 1999-J, Class C, 7.85%, 02/15/12 (e)		246,183
	-		2,163,611	(Cost $0, $2,221,417 and $2,221,417, respectively)		2,163,611

				Collateralized Mortgage Obligations -- 51.7%
				Agency CMO -- 39.7%
				Federal Home Loan Mortgage Corp. REMICS,
		16,645	17,604	Series 11, Class D, 9.50%, 07/15/19	16,645	17,604
		10,473	11,117	Series 22, Class C, 9.50%, 04/15/20	10,473	11,117
		2,421	2,662	Series 47, Class F, 10.00%, 06/15/20	2,421	2,662
		1,926	2,055	Series 99, Class Z, 9.50%, 01/15/21	1,926	2,055
		2,203	2,341	Series 1065, Class J, 9.00%, 04/15/21	2,203	2,341
		321,078	349,557	Series 1113, Class J, 8.50%, 06/15/21	321,078	349,557
		17,927	18,643	Series 1250, Class J, 7.00%, 05/15/22	17,927	18,643
		29,910	31,464	Series 1316, Class Z, 8.00%, 06/15/22	29,910	31,464
		51,690	54,335	Series 1324, Class Z, 7.00%, 07/15/22	51,690	54,335
170,846	185,379	36,646	39,764	Series 1343, Class LA, 8.00%, 08/15/22	207,492	225,143
		42,711	42,664	Series 1343, Class LB, 7.50%, 08/15/22	42,711	42,664
		32,146	33,536	Series 1394, Class ID, IF, 9.57%, 10/15/22	32,146	33,536
		28,902	28,869	Series 1395, Class G, 6.00%, 10/15/22	28,902	28,869
		21,155	22,109	Series 1505, Class Q, 7.00%, 05/15/23	21,155	22,109
		41,721	40,822	Series 1518, Class G, IF, 7.01%, 05/15/23	41,721	40,822
		43,638	42,415	Series 1541, Class O, VAR, 3.28%, 07/15/23	43,638	42,415
4,997	4,980	1,666	1,660	Series 1561, Class TA, PO, 08/15/08	6,663	6,640
399,959	422,776			Series 1577, Class PV, 6.50%, 09/15/23	399,959	422,776
871,682	905,460			Series 1584, Class L, 6.50%, 09/15/23	871,682	905,460
		45,637	46,971	Series 1596, Class D, 6.50%, 10/15/13	45,637	46,971
5,739	5,743			Series 1604, Class MB, IF, 9.59%, 11/15/08	5,739	5,743
		18,606	20,080	Series 1607, Class SA, IF, 13.68%, 10/15/13	18,606	20,080
		39,494	41,690	Series 1609, Class LG, IF, 11.92%, 11/15/23	39,494	41,690
13,110	13,145			Series 1625, Class SC, IF, 9.84%, 12/15/08	13,110	13,145
		5,244	5,268	Series 1625, Class SD, IF, 8.50%, 12/15/08	5,244	5,268
872,240	918,551			Series 1633, Class Z, 6.50%, 12/15/23	872,240	918,551
		500,000	529,716	Series 1638, Class H, 6.50%, 12/15/23	500,000	529,716
		2,387	2,626	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,387	2,626
		7,167	7,220	Series 1685, Class Z, 6.00%, 11/15/23	7,167	7,220
		213	213	Series 1689, Class SD, IF, 10.53%, 10/15/23	213	213
201,000	212,705			Series 1694, Class PK, 6.50%, 03/15/24	201,000	212,705
		22,544	19,441	Series 1700, Class GA, PO, 02/15/24	22,544	19,441
		1,707,826	1,797,743	Series 1732, Class K, 6.50%, 05/15/24	1,707,826	1,797,743
		108,473	107,915	Series 1798, Class F, 5.00%, 05/15/23	108,473	107,915
		236,077	246,407	Series 1863, Class Z, 6.50%, 07/15/26	236,077	246,407
		4,027	2,353	Series 1865, Class D, PO, 02/15/24	4,027	2,353
		2,379	2,372	Series 1900, Class T, PO, 08/15/08	2,379	2,372
		1,046	1,041	Series 1967, Class PC, PO, 10/15/08	1,046	1,041
		70,472	72,625	Series 1981, Class Z, 6.00%, 05/15/27	70,472	72,625
		87,669	88,970	Series 1987, Class PE, 7.50%, 09/15/27	87,669	88,970
362,898	383,436			Series 1999, Class PU, 7.00%, 10/15/27	362,898	383,436
		46,346	47,416	Series 2025, Class PE, 6.30%, 01/15/13	46,346	47,416
622,529	660,333			Series 2031, Class PG, 7.00%, 02/15/28 (m)	622,529	660,333
		23,921	10,869	Series 2033, Class SN, IF, IO, 17.46%, 03/15/24	23,921	10,869
528,899	560,694			Series 2035, Class PC, 6.95%, 03/15/28	528,899	560,694
		40,216	10,899	Series 2038, Class PN, IO, 7.00%, 03/15/28	40,216	10,899
		108,742	116,110	Series 2054, Class PV, 7.50%, 05/15/28	108,742	116,110
		68,801	71,270	Series 2055, Class OE, 6.50%, 05/15/13	68,801	71,270
		170,367	179,924	Series 2064, Class TE, 7.00%, 06/15/28	170,367	179,924
		147,646	154,972	Series 2075, Class PH, 6.50%, 08/15/28	147,646	154,972
631,098	649,567			Series 2095, Class PE, 6.00%, 11/15/28	631,098	649,567
		106,344	110,044	Series 2102, Class TU, 6.00%, 12/15/13	106,344	110,044
		226,350	234,134	Series 2115, Class PE, 6.00%, 01/15/14	226,350	234,134
7,772	7,774	3,886	3,887	Series 2132, Class PD, 6.00%, 11/15/27	11,658	11,661
		30,134	33,370	Series 2132, Class SB, IF, 19.89%, 03/15/29	30,134	33,370
		65,039	10,968	Series 2134, Class PI, IO, 6.50%, 03/15/19	65,039	10,968
		13,632	1,737	Series 2135, Class UK, IO, 6.50%, 03/15/14	13,632	1,737
		6,797	6,819	Series 2143, Class CD, 6.00%, 02/15/28	6,797	6,819
		829,000	886,098	Series 2172, Class QC, 7.00%, 07/15/29	829,000	886,098
193,815	204,106			Series 2178, Class PB, 7.00%, 08/15/29	193,815	204,106
		260,428	280,721	Series 2182, Class ZB, 8.00%, 09/15/29	260,428	280,721
		44,863	47,241	Series 2247, Class Z, 7.50%, 08/15/30	44,863	47,241
379,054	394,036			Series 2259, Class ZC, 7.35%, 10/15/30	379,054	394,036
		12,701	13,017	Series 2261, Class ZY, 7.50%, 10/15/30	12,701	13,017
		178,924	190,382	Series 2283, Class K, 6.50%, 12/15/23	178,924	190,382
		26,850	20,756	Series 2306, Class K, PO, 05/15/24	26,850	20,756
		64,441	8,790	Series 2306, Class SE, IF, IO, 6.74%, 05/15/24	64,441	8,790
		86,210	93,111	Series 2325, Class PM, 7.00%, 06/15/31	86,210	93,111
		502,435	525,968	Series 2344, Class ZD, 6.50%, 08/15/31	502,435	525,968
		82,093	86,126	Series 2344, Class ZJ, 6.50%, 08/15/31	82,093	86,126
		51,813	54,314	Series 2345, Class NE, 6.50%, 08/15/31	51,813	54,314
495,102	520,395	475,298	499,579	Series 2345, Class PQ, 6.50%, 08/15/16	970,400	1,019,974
		172,335	179,263	Series 2355, Class BP, 6.00%, 09/15/16	172,335	179,263
		177,132	211,528	Series 2359, Class ZB, 8.50%, 06/15/31	177,132	211,528
		11,692	11,768	Series 2362, Class PD, 6.50%, 06/15/20	11,692	11,768
752,580	785,845			Series 2367, Class ME, 6.50%, 10/15/31	752,580	785,845
67,406	55,214			Series 2390, Class DO, PO, 12/15/31	67,406	55,214
		309,695	317,328	Series 2391, Class QR, 5.50%, 12/15/16	309,695	317,328
		202,134	204,724	Series 2392, Class PV, 6.00%, 12/15/20	202,134	204,724
		245,346	255,242	Series 2394, Class MC, 6.00%, 12/15/16	245,346	255,242
		102,777	106,729	Series 2410, Class OE, 6.38%, 02/15/32	102,777	106,729
		155,384	155,906	Series 2410, Class QS, IF, 13.07%, 02/15/32	155,384	155,906
		98,993	11,552	Series 2410, Class QX, IF, IO, 6.18%, 02/15/32	98,993	11,552
		57,805	57,814	Series 2412, Class SE, IF, 11.28%, 02/15/09	57,805	57,814
		100,000	104,862	Series 2412, Class SP, IF, 11.16%, 02/15/32	100,000	104,862
		211,683	224,067	Series 2423, Class MC, 7.00%, 03/15/32	211,683	224,067
		341,036	360,986	Series 2423, Class MT, 7.00%, 03/15/32	341,036	360,986
		227,841	239,602	Series 2435, Class CJ, 6.50%, 04/15/32	227,841	239,602
		470,000	483,175	Series 2435, Class VH, 6.00%, 07/15/19	470,000	483,175
		146,377	17,721	Series 2444, Class ES, IF, IO, 5.48%, 03/15/32	146,377	17,721
		97,585	11,935	Series 2450, Class SW, IF, IO, 5.53%, 03/15/32	97,585	11,935
		50,259	51,104	Series 2454, Class BG, 6.50%, 08/15/31	50,259	51,104
		300,000	315,900	Series 2455, Class GK, 6.50%, 05/15/32	300,000	315,900
		286,409	294,869	Series 2460, Class VZ, 6.00%, 11/15/29	286,409	294,869
		220,122	231,897	Series 2484, Class LZ, 6.50%, 07/15/32	220,122	231,897
		318,569	322,464	Series 2498, Class UD, 5.50%, 06/15/16	318,569	322,464
		790,000	803,951	Series 2500, Class MC, 6.00%, 09/15/32	790,000	803,951
		2,271	2,269	Series 2500, Class TD, 5.50%, 02/15/16	2,271	2,269
		129,344	132,437	Series 2503, Class BH, 5.50%, 09/15/17	129,344	132,437
		129,630	114,002	Series 2513, Class YO, PO, 02/15/32	129,630	114,002
		457,274	434,422	Series 2515, Class DE, 4.00%, 03/15/32	457,274	434,422
883,000	885,787			Series 2527, Class BP, 5.00%, 11/15/17	883,000	885,787
		500,000	507,218	Series 2535, Class BK, 5.50%, 12/15/22	500,000	507,218
5,000,000	5,082,673	300,000	304,960	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,300,000	5,387,633
		500,000	509,200	Series 2544, Class HC, 6.00%, 12/15/32	500,000	509,200
		231,845	237,831	Series 2565, Class MB, 6.00%, 05/15/30	231,845	237,831
		500,000	507,719	Series 2575, Class ME, 6.00%, 02/15/33	500,000	507,719
3,230,000	3,189,943			Series 2578, Class PG, 5.00%, 02/15/18	3,230,000	3,189,943
		134,249	33,048	Series 2586, Class WI, IO, 6.50%, 03/15/33	134,249	33,048
		170,652	175,057	Series 2594, Class VA, 6.00%, 03/15/14	170,652	175,057
		400,000	410,517	Series 2594, Class VQ, 6.00%, 08/15/20	400,000	410,517
		356,538	31,969	Series 2597, Class DS, IF, IO, 5.08%, 02/15/33	356,538	31,969
		494,997	35,094	Series 2599, Class DS, IF, IO, 4.53%, 02/15/33	494,997	35,094
		584,056	47,504	Series 2610, Class DS, IF, IO, 4.63%, 03/15/33	584,056	47,504
		776,745	71,589	Series 2611, Class SH, IF, IO, 5.18%, 10/15/21	776,745	71,589
		500,000	483,657	Series 2617, Class GR, 4.50%, 05/15/18	500,000	483,657
1,582,972	1,504,926			Series 2626, Class KA, 3.00%, 03/15/30	1,582,972	1,504,926
		772,320	81,247	Series 2626, Class NS, IF, IO, 4.08%, 06/15/23	772,320	81,247
		500,000	491,700	Series 2628, Class WA, 4.00%, 07/15/28	500,000	491,700
		500,000	484,374	Series 2631, Class LC, 4.50%, 06/15/18	500,000	484,374
650,000	643,834			Series 2631, Class TE, 4.50%, 02/15/28	650,000	643,834
		625,898	602,129	Series 2636, Class Z, 4.50%, 06/15/18	625,898	602,129
		199,277	174,344	Series 2638, Class DS, IF, 6.13%, 07/15/23	199,277	174,344
		32,068	2,506	Series 2643, Class HI, IO, 4.50%, 12/15/16	32,068	2,506
537,895	492,440			Series 2647, Class A, 3.25%, 04/15/32	537,895	492,440
3,117,798	2,998,833			Series 2651, Class VZ, 4.50%, 07/15/18	3,117,798	2,998,833
2,438,000	2,407,355			Series 2656, Class BG, 5.00%, 10/15/32	2,438,000	2,407,355
		81,701	91,177	Series 2656, Class SH, IF, 14.19%, 02/15/25	81,701	91,177
		349,177	332,970	Series 2668, Class SB, IF, 5.00%, 10/15/15	349,177	332,970
		500,000	470,664	Series 2675, Class CK, 4.00%, 09/15/18	500,000	470,664
410,000	399,124			Series 2682, Class LC, 4.50%, 07/15/32	410,000	399,124
		231,574	160,520	Series 2682, Class YS, IF, 5.31%, 10/15/33	231,574	160,520
2,500,000	2,510,295			Series 2684, Class PD, 5.00%, 03/15/29	2,500,000	2,510,295
		274,714	133,059	Series 2684, Class TO, PO, 10/15/33	274,714	133,059
		184,493	186,975	Series 2686, Class GB, 5.00%, 05/15/20	184,493	186,975
		184,441	115,181	Series 2691, Class WS, IF, 5.29%, 10/15/33	184,441	115,181
		138,460	95,971	Series 2705, Class SC, IF, 5.29%, 11/15/33	138,460	95,971
		211,357	152,756	Series 2705, Class SD, IF, 5.82%, 11/15/33	211,357	152,756
		1,000,000	942,037	Series 2716, Class UN, 4.50%, 12/15/23	1,000,000	942,037
		750,000	495,093	Series 2727, Class BS, IF, 5.37%, 01/15/34	750,000	495,093
		13,556	10,570	Series 2733, Class GF, VAR, 0.00%, 09/15/33	13,556	10,570
		500,000	495,999	Series 2743, Class HD, 4.50%, 08/15/17	500,000	495,999
		209,330	134,577	Series 2744, Class FE, VAR, 0.00%, 02/15/34	209,330	134,577
		500,000	510,710	Series 2744, Class PD, 5.50%, 08/15/33	500,000	510,710
1,250,000	1,261,714			Series 2749, Class TD, 5.00%, 06/15/21	1,250,000	1,261,714
		144,668	102,546	Series 2753, Class S, IF, 7.06%, 02/15/34	144,668	102,546
		168,930	167,076	Series 2755, Class SA, IF, 9.26%, 05/15/30	168,930	167,076
		151,690	111,686	Series 2766, Class SX, IF, 9.12%, 03/15/34	151,690	111,686
		59,746	29,551	Series 2769, Class PO, PO, 03/15/34	59,746	29,551
650,000	597,014			Series 2773, Class TB, 4.00%, 04/15/19	650,000	597,014
		476,978	342,204	Series 2776, Class SK, IF, 5.37%, 04/15/34	476,978	342,204
		46,915	37,305	Series 2778, Class BS, IF, 9.57%, 04/15/34	46,915	37,305
		268,127	257,421	Series 2780, Class JG, 4.50%, 04/15/19	268,127	257,421
		702,000	685,979	Series 2809, Class UB, 4.00%, 09/15/17	702,000	685,979
625,000	595,709			Series 2827, Class DG, 4.50%, 07/15/19	625,000	595,709
		135,304	136,658	Series 2827, Class SQ, IF, 7.50%, 01/15/19	135,304	136,658
		26,184	22,119	Series 2841, Class GO, PO, 08/15/34	26,184	22,119
		123,104	75,023	Series 2846, Class PO, PO, 08/15/34	123,104	75,023
		500,000	481,151	Series 2899, Class KB, 4.50%, 03/15/19	500,000	481,151
708,922	722,291			Series 2927, Class GA, 5.50%, 10/15/34	708,922	722,291
1,250,000	1,267,035			Series 2929, Class PC, 5.00%, 01/15/28	1,250,000	1,267,035
		500,000	490,445	Series 2931, Class QC, 4.50%, 01/15/19	500,000	490,445
		99,125	100,551	Series 2958, Class KB, 5.50%, 04/15/35	99,125	100,551
		100,000	58,832	Series 2975, Class KO, PO, 05/15/35	100,000	58,832
		123,767	89,103	Series 2989, Class PO, PO, 06/15/23	123,767	89,103
		300,000	298,138	Series 3047, Class OD, 5.50%, 10/15/35	300,000	298,138
734,694	837,712			Series 3085, Class VS, IF, 18.83%, 12/15/35	734,694	837,712
		118,651	121,091	Series 3101, Class EA, 6.00%, 06/15/20	118,651	121,091
		237,206	183,793	Series 3117, Class EO, PO, 02/15/36	237,206	183,793
		375,208	26,894	Series 3260, Class CS, IF, IO, 3.67%, 01/15/37	375,208	26,894
		2,613,275	48,189	Series 3430 Class AI, IO, 1.42%, 09/15/12	2,613,275	48,189
				Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
		29,419	29,783	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	29,419	29,783
593,291	608,865	197,764	202,955	Series T-54, Class 2A, 6.50%, 02/25/43	791,055	811,820
360,834	258,956	90,904	96,272	Series T-54, Class 3A, 7.00%, 02/25/43	451,738	355,228
		55,058	46,049	Series T-58, Class A, PO, 09/25/43	55,058	46,049
		412,242		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,	412,242
			436,467	Series 8, Class ZA, 7.00%, 03/25/23		436,467
				Federal National Mortgage Association REMICS,
24,306	27,009			Series 1988-16, Class B, 9.50%, 06/25/18	24,306	27,009
		13,801	15,118	Series 1989-83, Class H, 8.50%, 11/25/19	13,801	15,118
		2,857	3,156	Series 1990-1, Class D, 8.80%, 01/25/20	2,857	3,156
		13,356	14,642	Series 1990-10, Class L, 8.50%, 02/25/20	13,356	14,642
		2,838	2,886	Series 1990-93, Class G, 5.50%, 08/25/20	2,838	2,886
		80,234	82,376	Series 1992-101, Class J, 7.50%, 06/25/22	80,234	82,376
		46	630	Series 1990-140, Class K, HB, 652.15%, 12/25/20	46	630
		5,075	5,545	Series 1990-143, Class J, 8.75%, 12/25/20	5,075	5,545
		32,787	33,349	Series 1992-143, Class MA, 5.50%, 09/25/22	32,787	33,349
101,855	84,279			Series 1993-146, Class E, PO, 05/25/23	101,855	84,279
245,000	260,485			Series 1993-155, Class PJ, 7.00%, 09/25/23	245,000	260,485
		2,459	2,455	Series 1993-164, Class SA, IF, 11.78%, 09/25/08	2,459	2,455
		3,523	3,517	Series 1993-164, Class SC, IF, 11.78%, 09/25/08	3,523	3,517
		7,917	8,276	Series 1993-165, Class SD, IF, 8.25%, 09/25/23	7,917	8,276
		39,480	41,103	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	39,480	41,103
		41,002	42,503	Series 1993-167, Class GA, 7.00%, 09/25/23	41,002	42,503
		1,744	1,745	Series 1993-175, Class SA, IF, 13.78%, 09/25/08	1,744	1,745
		1,506	1,512	Series 1993-190, Class S, IF, 9.86%, 10/25/08	1,506	1,512
		376	376	Series 1993-196, Class FA, VAR, 4.01%, 10/25/08	376	376
		564	565	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	564	565
6,114	6,136			Series 1993-197, Class SC, IF, 8.30%, 10/25/08	6,114	6,136
		383,628	400,342	Series 1993-203, Class PL, 6.50%, 10/25/23	383,628	400,342
17,065	14,294	17,065	14,294	Series 1993-205, Class H, PO, 09/25/23	34,130	28,588
19,888	20,018			Series 1993-221, Class SG, IF, 9.85%, 12/25/08	19,888	20,018
2,047,896	2,144,156			Series 1993-223, Class PZ, 6.50%, 12/25/23	2,047,896	2,144,156
		272,949	287,070	Series 1993-225, Class UB, 6.50%, 12/25/23	272,949	287,070
		7,060	7,080	Series 1993-230, Class FA, VAR, 3.10%, 12/25/23	7,060	7,080
		52	53	Series 1993-233, Class SB, IF, 11.53%, 12/25/08	52	53
498,330	524,481	355,950	374,629	Series 1993-250, Class Z, 7.00%, 12/25/23	854,280	899,110
		111,129	99,312	Series 1993-257, Class C, PO, 06/25/23	111,129	99,312
		233	236	Series 1994-13, Class SK, IF, 13.15%, 02/25/09	233	236
233	236			Series 1994-13, Class SM, IF, 14.39%, 02/25/09	233	236
55,185	55,316			Series 1994-28, Class K, 6.50%, 08/25/23	55,185	55,316
		5,269	5,266	Series 1994-33, Class FA, VAR, 4.11%, 03/25/09	5,269	5,266
877,719	919,781			Series 1994-37, Class L, 6.50%, 03/25/24	877,719	919,781
6,388,638	6,597,109			Series 1994-72, Class K, 6.00%, 04/25/24	6,388,638	6,597,109
3,317	3,317			Series 1994-76, Class H, 5.00%, 02/25/24	3,317	3,317
		54,984	58,778	Series 1995-2, Class Z, 8.50%, 03/25/25	54,984	58,778
		83,206	89,497	Series 1995-19, Class Z, 6.50%, 11/25/23	83,206	89,497
		348	346	Series 1996-20, Class L, PO, 09/25/08	348	346
		1,191	1,185	Series 1996-39, Class J, PO, 09/25/08	1,191	1,185
		14,593	15,154	Series 1996-59, Class J, 6.50%, 08/25/22	14,593	15,154
		122,736	126,974	Series 1996-59, Class K, 6.50%, 07/25/23	122,736	126,974
		474,291	13,043	Series 1997-20, Class IB, VAR, IO, 1.84%, 03/25/27	474,291	13,043
		44,473	47,149	Series 1997-39, Class PD, 7.50%, 05/20/27	44,473	47,149
		100,825	103,503	Series 1997-46, Class PL, 6.00%, 07/18/27	100,825	103,503
		268,323	285,558	Series 1997-61, Class ZC, 7.00%, 02/25/23	268,323	285,558
		127,429	131,186	Series 1998-36, Class ZB, 6.00%, 07/18/28	127,429	131,186
		125,540	39,874	Series 1998-43, Class SA, IF, IO, 14.32%, 04/25/23	125,540	39,874
157,299	165,222			Series 1998-46, Class GZ, 6.50%, 08/18/28	157,299	165,222
406,694	422,285			Series 1998-58, Class PC, 6.50%, 10/25/28	406,694	422,285
801,640	214,033			Series 1999-39, Class JH, IO, 6.50%, 08/25/29	801,640	214,033
		19,213	4,811	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	19,213	4,811
345,812	368,559			Series 2001-4, Class PC, 7.00%, 03/25/21	345,812	368,559
		249,998	263,825	Series 2001-30, Class PM, 7.00%, 07/25/31	249,998	263,825
1,243,321	322,763	248,664	64,553	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,491,985	387,316
		388,147	407,485	Series 2001-36, Class DE, 7.00%, 08/25/31	388,147	407,485
		48,245	51,068	Series 2001-44, Class PD, 7.00%, 09/25/31	48,245	51,068
		222,465	233,867	Series 2001-52, Class XN, 6.50%, 11/25/15	222,465	233,867
		557,378	585,847	Series 2001-61, Class Z, 7.00%, 11/25/31	557,378	585,847
		323,047	335,581	Series 2001-69, Class PG, 6.00%, 12/25/16	323,047	335,581
		210,728	218,918	Series 2001-71, Class QE, 6.00%, 12/25/16	210,728	218,918
		105,541	108,620	Series 2001-80, Class PE, 6.00%, 07/25/29	105,541	108,620
		115,241	120,821	Series 2002-1, Class HC, 6.50%, 02/25/22	115,241	120,821
		31,723	37,336	Series 2002-1, Class SA, IF, 17.12%, 02/25/32	31,723	37,336
320,790	331,085			Series 2002-2, Class UC, 6.00%, 02/25/17	320,790	331,085
		367,310	381,535	Series 2002-3, Class OG, 6.00%, 02/25/17	367,310	381,535
		37,087	37,135	Series 2002-8, Class SR, IF, 11.26%, 03/25/09	37,087	37,135
		708,955	27,260	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	708,955	27,260
		352,870	369,840	Series 2002-28, Class PK, 6.50%, 05/25/32	352,870	369,840
		682,364	689,714	Series 2002-62, Class ZE, 5.50%, 11/25/17	682,364	689,714
		109,858	112,211	Series 2002-73, Class S, IF, 10.04%, 11/25/09	109,858	112,211
		264,604	268,755	Series 2002-74, Class VB, 6.00%, 11/25/31	264,604	268,755
		137,163	139,686	Series 2002-77, Class S, IF, 9.93%, 12/25/32	137,163	139,686
		30,168	4,411	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	30,168	4,411
		252,739	250,732	Series 2002-93, Class PD, 3.50%, 02/25/29	252,739	250,732
		500,000	509,977	Series 2002-94, Class BK, 5.50%, 01/25/18	500,000	509,977
		250,000	177,736	Series 2003-106, Class US, IF, 5.35%, 11/25/23	250,000	177,736
		500,000	483,064	Series 2003-106, Class WE, 4.50%, 11/25/22	500,000	483,064
		766,608	78,151	Series 2003-116, Class SB, IF, IO, 5.12%, 11/25/33	766,608	78,151
		600,000	552,057	Series 2003-117, Class JB, 3.50%, 06/25/33	600,000	552,057
2,901,667	2,724,917			Series 2003-128, Class DY, 4.50%, 01/25/24	2,901,667	2,724,917
		500,000	501,464	Series 2003-128, Class KE, 4.50%, 01/25/14	500,000	501,464
		500,000	468,239	Series 2003-128, Class NG, 4.00%, 01/25/19	500,000	468,239
		131,327	126,962	Series 2003-130, Class SX, IF, 7.80%, 01/25/34	131,327	126,962
		212,955	159,032	Series 2003-132, Class OA, PO, 08/25/33	212,955	159,032
		293,000	238,467	Series 2003-22, Class UD, 4.00%, 04/25/33	293,000	238,467
2,000,000	2,026,279			Series 2003-35, Class MD, 5.00%, 11/25/16	2,000,000	2,026,279
		250,000	256,646	Series 2003-41, Class PE, 5.50%, 05/25/23	250,000	256,646
		100,000	98,376	Series 2003-47, Class PE, 5.75%, 06/25/33	100,000	98,376
		72,389	53,234	Series 2003-64, Class SX, IF, 7.60%, 07/25/33	72,389	53,234
		207,413	190,557	Series 2003-66, Class PA, 3.50%, 02/25/33	207,413	190,557
		647,059	553,575	Series 2003-68, Class LC, 3.00%, 07/25/22	647,059	553,575
		523,115	494,829	Series 2003-68, Class QP, 3.00%, 07/25/22	523,115	494,829
1,250,000	1,243,056			Series 2003-70, Class BE, 3.50%, 12/25/25	1,250,000	1,243,056
		137,818	88,812	Series 2003-71, Class DS, IF, 4.19%, 08/25/33	137,818	88,812
		834,616	795,115	Series 2003-73, Class GA, 3.50%, 05/25/31	834,616	795,115
		921,028	104,518	Series 2003-80, Class SY, IF, IO, 5.17%, 06/25/23	921,028	104,518
3,600,000	3,559,622			Series 2003-81, Class MC, 5.00%, 12/25/32	3,600,000	3,559,622
600,000	601,765			Series 2003-82, Class VB, 5.50%, 08/25/33	600,000	601,765
		500,000	496,434	Series 2003-83, Class PG, 5.00%, 06/25/23	500,000	496,434
		108,081	102,093	Series 2003-91, Class SD, IF, 8.36%, 09/25/33	108,081	102,093
		700,000	657,384	Series 2004-1, Class AC, 4.00%, 02/25/19	700,000	657,384
1,850,000	1,829,727			Series 2004-2, Class OE, 5.00%, 05/25/23	1,850,000	1,829,727
		307,810	298,084	Series 2004-4, Class QM, IF, 9.24%, 06/25/33	307,810	298,084
		200,137	220,097	Series 2004-10, Class SC, IF, 18.67%, 02/25/34	200,137	220,097
		164,907	110,543	Series 2004-14, Class SD, IF, 5.35%, 03/25/34	164,907	110,543
		174,232	90,794	Series 2004-21, Class CO, PO, 04/25/34	174,232	90,794
		178,833	164,958	Series 2004-22, Class A, 4.00%, 04/25/19	178,833	164,958
		389,251	410,900	Series 2004-36, Class SA, IF, 12.70%, 05/25/34	389,251	410,900
		79,069	76,551	Series 2004-51, Class SY, IF, 9.28%, 07/25/34	79,069	76,551
		150,029	140,096	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	150,029	140,096
1,343,158	1,300,013			Series 2004-75, Class VK, 4.50%, 09/25/22	1,343,158	1,300,013
		200,000	188,275	Series 2004-76, Class CL, 4.00%, 10/25/19	200,000	188,275
		1,000,000	937,861	Series 2004-81, Class AC, 4.00%, 11/25/19	1,000,000	937,861
		226,413	212,909	Series 2004-92, Class JO, PO, 12/25/34	226,413	212,909
		762,510	710,331	Series 2005-28, Class JA, 5.00%, 04/25/35	762,510	710,331
		714,437	724,896	Series 2005-40, Class YA, 5.00%, 09/25/20	714,437	724,896
		401,063	406,099	Series 2005-47, Class AN, 5.00%, 12/25/16	401,063	406,099
		522,477	544,895	Series 2005-52, Class PA, 6.50%, 06/25/35	522,477	544,895
		853,000	841,107	Series 2005-68, Class BC, 5.25%, 06/25/35	853,000	841,107
		950,490	974,484	Series 2005-84, Class XM, 5.75%, 10/25/35	950,490	974,484
		1,000,000	1,040,190	Series 2005-109, Class PC, 6.00%, 12/25/35	1,000,000	1,040,190
		700,000	708,001	Series 2005-110, Class MN, 5.50%, 06/25/35	700,000	708,001
		201,123	150,814	Series 2006-22, Class AO, PO, 04/25/36	201,123	150,814
		470,210	370,421	Series 2006-59, Class QO, PO, 01/25/33	470,210	370,421
		516,141	377,540	Series 2006-110, Class PO, PO, 11/25/36	516,141	377,540
		1,043,014	70,006	Series 2007-7, Class SG, IF, IO, 4.02%, 08/25/36	1,043,014	70,006
		959,565	72,986	Series 2008-16, Class IS, IF, IO, 3.72%, 03/25/38	959,565	72,986
		35,794	36,868	Series G92-15, Class Z, 7.00%, 01/25/22	35,794	36,868
		6,339	6,747	Series G92-42, Class Z, 7.00%, 07/25/22	6,339	6,747
62,968	67,816	129,902	139,904	Series G92-44, Class ZQ, 8.00%, 07/25/22	192,870	207,720
		77,530	83,559	Series G92-54, Class ZQ, 7.50%, 09/25/22	77,530	83,559
		4,885	4,729	Series G92-59, Class F, VAR, 3.81%, 10/25/22	4,885	4,729
		12,568	13,315	Series G92-61, Class Z, 7.00%, 10/25/22	12,568	13,315
28,006	28,784			Series G92-66, Class KA, 6.00%, 12/25/22	28,006	28,784
		132,460	140,651	Series G92-66, Class KB, 7.00%, 12/25/22	132,460	140,651
		38,176	41,580	Series G93-1, Class KA, 7.90%, 01/25/23	38,176	41,580
		40,776	38,737	Series G93-17, Class SI, IF, 6.00%, 04/25/23	40,776	38,737
				Federal National Mortgage Association Interest STRIPS,
		106,887	78,487	Series 329, Class 1, PO, 01/01/33	106,887	78,487
		140,467	99,408	Series 340, Class 1, PO, 09/01/33	140,467	99,408
		1	2	Series K, Class 2, HB, 255.60%, 11/01/08	1	2
				Federal National Mortgage Association Whole Loan,
663,338	678,196			Series 1999-W4, Class A9, 6.25%, 02/25/29	663,338	678,196
1,070,797	1,102,252			Series 2002-W7, Class A4, 6.00%, 06/25/29	1,070,797	1,102,252
563,038	574,383	140,760	143,596	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	703,798	717,979
		86,958	90,206	Series 2003-W1, Class 2A, 7.50%, 12/25/42	86,958	90,206
		140,797	150,073	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	140,797	150,073
537,592	513,523			Series 2005-W1, Class 1A2, 6.50%, 10/25/44	537,592	513,523
				Government National Mortgage Association,
		109,755	117,470	Series 1994-3, Class PQ, 7.49%, 07/16/24	109,755	117,470
		500,000	527,467	Series 1994-7, Class PQ, 6.50%, 10/16/24	500,000	527,467
		114,565	121,126	Series 1996-16, Class E, 7.50%, 08/16/26	114,565	121,126
		109,470	116,426	Series 1997-8, Class PN, 7.50%, 05/16/27	109,470	116,426
291,302	306,062			Series 1998-22, Class PD, 6.50%, 09/20/28	291,302	306,062
		128,894	138,130	Series 1998-26, Class K, 7.50%, 09/17/25	128,894	138,130
93,176	95,792			Series 1999-17, Class L, 6.00%, 05/20/29	93,176	95,792
		119,124	126,433	Series 1999-41, Class Z, 8.00%, 11/16/29	119,124	126,433
		66,292	70,602	Series 1999-44, Class PC, 7.50%, 12/20/29	66,292	70,602
		83,563	88,762	Series 1999-44, Class ZG, 8.00%, 12/20/29	83,563	88,762
		98,585	104,469	Series 2000-14, Class PD, 7.00%, 02/16/30	98,585	104,469
		58,447	62,635	Series 2000-6, Class Z, 7.50%, 02/20/30	58,447	62,635
		366,370	409,359	Series 2000-21, Class Z, 9.00%, 03/16/30	366,370	409,359
		46,503	46,429	Series 2000-26, Class Z, 7.75%, 09/20/30	46,503	46,429
		6,744	1,639	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	6,744	1,639
		800,000	866,745	Series 2000-36, Class PB, 7.50%, 11/16/30	800,000	866,745
		87,561	90,999	Series 2000-37, Class B, 8.00%, 12/20/30	87,561	90,999
		23,047	23,777	Series 2000-38, Class AH, 7.15%, 12/20/30	23,047	23,777
		51,388	5,257	Series 2001-4, Class SJ, IF, IO, 5.67%, 01/19/30	51,388	5,257
2,500,000	2,644,939			Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,500,000	2,644,939
		161,800	16,249	Series 2001-36, Class S, IF, IO, 5.58%, 08/16/31	161,800	16,249
3,908	3,904			Series 2001-6, Class PM, 6.50%, 06/16/30	3,908	3,904
		200,000	208,029	Series 2001-64, Class MQ, 6.50%, 12/20/31	200,000	208,029
1,000,000	1,053,739			Series 2001-64, Class PB, 6.50%, 12/20/31	1,000,000	1,053,739
		32,119	30,875	Series 2002-24, Class SB, IF, 8.22%, 04/16/32	32,119	30,875
		164,710	172,822	Series 2002-54, Class GB, 6.50%, 08/20/32	164,710	172,822
		184,022	24,005	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	184,022	24,005
		20,589	16,650	Series 2003-24, Class PO, PO, 03/16/33	20,589	16,650
6,169,134	466,675			Series 2003-59, Class XA, IO, VAR, 1.67%, 06/16/34	6,169,134	466,675
2,759,774	2,848,919			Series 2003-75, Class BE, 6.00%, 04/16/28	2,759,774	2,848,919
		458,001	33,083	Series 2003-76, Class LS, IF, IO, 4.72%, 09/20/31	458,001	33,083
		827,126	66,236	Series 2004-11, Class SW, IF, IO, 3.02%, 02/20/34	827,126	66,236
		84,219	86,690	Series 2004-28, Class S, IF, 12.87%, 04/16/34	84,219	86,690
1,426,465	1,458,800			Series 2004-62, Class VA, 5.50%, 07/20/15	1,426,465	1,458,800
				Vendee Mortgage Trust,
		124,439	125,139	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	124,439	125,139
		297,391	310,587	Series 1996-1, Class 1Z, 6.75%, 02/15/26	297,391	310,587
		160,895	171,004	Series 1996-2, Class 1Z, 6.75%, 06/15/26	160,895	171,004
		586,754	635,865	Series 1997-1, Class 2Z, 7.50%, 02/15/27	586,754	635,865
		164,097	173,328	Series 1998-1, Class 2E, 7.00%, 03/15/28	164,097	173,328
	70,764,372		57,447,513			128,211,885

				Non-Agency CMO -- 12.0%
		500,000		American Home Mortgage Investment Trust,	500,000
			394,752	Series 2005-3, Class 2A4, VAR, 4.85%, 09/25/35		394,752
				Banc of America Funding Corp.,
		231,088	156,948	Series 2003-1, Class A, PO, 05/20/33	231,088	156,948
		495,667	471,207	Series 2003-3, Class 1A33, 5.50%, 10/25/33	495,667	471,207
		133,622	89,051	Series 2004-1, Class PO, PO, 03/25/34	133,622	89,051
		1,000,000	951,394	Series 2005-6, Class 2A7, 5.50%, 10/25/35	1,000,000	951,394
		217,729	130,853	Series 2005-7, Class 30, PO, 11/25/35	217,729	130,853
		698,568	693,494	Series 2005-E, Class 4A1, VAR, 4.11%, 03/20/35	698,568	693,494
				Banc of America Mortgage Securities, Inc.,
		111,260	98,992	Series 2002-10, Class A, PO, 11/25/32	111,260	98,992
		66,197	46,634	Series 2003-8 Class A, PO, 11/25/33	66,197	46,634
		69,521	46,495	Series 2004-4, Class A, PO, 05/25/34	69,521	46,495
		500,464	401,043	Series 2004-5, Class 2A2, 5.50%, 06/25/34	500,464	401,043
		250,000	119,277	Series 2004-6, Class 2A5, PO, 07/25/34	250,000	119,277
		225,727	140,266	Series 2004-6, Class A, PO, 07/25/34	225,727	140,266
		289,581	161,415	Series 2004-7 Class 1A19, PO, 08/25/34	289,581	161,415
		200,000	192,583	Series 2004-E, Class 2A5, VAR, 4.11%, 06/25/34	200,000	192,583
		550,335	536,043	Series 2004-J, Class 3A1, VAR, 5.07%, 11/25/34	550,335	536,043
				Bank of America Alternative Loan Trust,
		314,167	161,324	Series 2004-5, Class 3A3, PO, 06/25/34	314,167	161,324
		131,231	95,975	Series 2004-6, Class 15, PO, 07/25/19	131,231	95,975
				Bear Stearns Adjustable Rate Mortgage Trust,
		377,795	367,374	Series 2003-7, Class 3A, VAR, 4.93%, 10/25/33 (i) (y)	377,795	367,374
		932,199	890,099	Series 2006-1, Class A1, VAR, 4.62%, 02/25/36 (y)	932,199	890,099
				Citicorp Mortgage Securities, Inc.,
		1,186,455	1,151,456	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,186,455	1,151,456
		618,851	586,311	Series 2004-5, Class 2A5, 4.50%, 08/25/34	618,851	586,311
				Citigroup Mortgage Loan Trust, Inc.,
		75,651	74,363	Series 2003-UP3, Class A3, 7.00%, 09/25/33	75,651	74,363
		91,125	67,428	Series 2003-UST1, Class 1, PO, 12/25/18	91,125	67,428
		52,166	39,841	Series 2003-UST1, Class 3, PO, 12/25/18	52,166	39,841
		195,216	192,105	Series 2003-UST1, Class A1, 5.50%, 12/25/18	195,216	192,105
		216,607	202,811	Series 2005-1, Class 2A1A, VAR, 6.48%, 04/25/35	216,607	202,811
				Countrywide Alternative Loan Trust,
		264,067	262,511	Series 2002-8, Class A4, 6.50%, 07/25/32	264,067	262,511
		93,019	66,220	Series 2003-J1, Class PO, PO, 10/25/33	93,019	66,220
		200,000	179,900	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	200,000	179,900
		1,417,163	1,091,034	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,417,163	1,091,034
		325,423	314,458	Series 2005-5R, Class A1, 5.25%, 12/25/18	325,423	314,458
		2,401,483	73,295	Series 2005-22T1, Class A2, IF, IO, 2.59%, 06/25/35	2,401,483	73,295
		212,991	208,731	Series 2005-26CB, Class 1A5, IF, 8.55%, 07/25/35	212,991	208,731
		1,181,600	970,200	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,181,600	970,200
		600,000	524,377	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	600,000	524,377
		2,231,044	68,587	Series 2005-J1, Class 1A4, IF, IO, 2.62%, 02/25/35	2,231,044	68,587
		200,000	125,430	Series 2007-21BC, Class 1A5, 6.00%, 09/25/37	200,000	125,430
				Countrywide Home Loan Mortgage Pass Through Trust,
		681,767	585,443	Series 2003-26, Class 1A6, 3.50%, 08/25/33	681,767	585,443
		74,470	66,686	Series 2003-34, Class A11, 5.25%, 09/25/33	74,470	66,686
		186,364	136,442	Series 2003-44, Class A6, PO, 10/25/33	186,364	136,442
		218,619	199,077	Series 2003-J7, Class 4A3, IF, 6.58%, 08/25/18	218,619	199,077
		205,844	202,430	Series 2004-7 Class 2A1, VAR, 4.03%, 06/25/34	205,844	202,430
		127,341	122,256	Series 2004-HYB1, Class 2A, VAR, 4.19%, 05/20/34	127,341	122,256
		172,096	171,243	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	172,096	171,243
		115,791	81,642	Series 2004-J8, Class A, PO, 11/25/19	115,791	81,642
		690,999	659,653	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	690,999	659,653
		500,000	470,121	Series 2005-16, Class A23, 5.50%, 09/25/35	500,000	470,121
		659,590	601,644	Series 2005-22, Class 2A1, VAR, 5.25%, 11/25/35	659,590	601,644
				CS First Boston Mortgage Securities Corp.,
		122,692	90,332	Series 2004-5, Class 5P, PO, 08/25/19	122,692	90,332
		296,536		First Horizon Alternative Mortgage Securities,	296,536
			239,093	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35		239,093
				First Horizon Asset Securities, Inc.,
		451,626	418,312	Series 2003-3, Class 1A4, 3.90%, 05/25/33	451,626	418,312
		481,691	471,614	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	481,691	471,614
		300,000	294,347	Series 2004-AR7, Class 2A2, VAR, 4.91%, 02/25/35	300,000	294,347
		416,659	400,414	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	416,659	400,414
		650,000		GMAC Mortgage Corp. Loan Trust,	650,000
			622,431	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35		622,431
				GSR Mortgage Loan Trust,
		465,868	347,922	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	465,868	347,922
		1,000,000	962,346	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,000,000	962,346
		526,297	514,137	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	526,297	514,137
		60,150	54,521	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	60,150	54,521
				Indymac Index Mortgage Loan Trust,
		2,880,038	40,617	Series 2005-AR11, Class A7, VAR, IO, 0.71%, 08/25/35	2,880,038	40,617
				MASTR Adjustable Rate Mortgages Trust,
		356,142	354,796	Series 2004-13, Class 2A1, VAR, 3.82%, 04/21/34	356,142	354,796
		1,100,000	1,073,318	Series 2004-13, Class 3A6, VAR, 3.79%, 11/21/34	1,100,000	1,073,318
				MASTR Alternative Loans Trust,
		430,151	385,680	Series 2003-9, Class 8A1, 6.00%, 01/25/34	430,151	385,680
		1,099,095	1,020,785	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,099,095	1,020,785
		465,712	432,530	Series 2004-6, Class 7A1, 6.00%, 07/25/34	465,712	432,530
		66,316	43,962	Series 2004-7, Class 30, PO, 08/25/34	66,316	43,962
		475,948	449,571	Series 2004-8, Class 6A1, 5.50%, 09/25/19	475,948	449,571
		599,517	552,305	Series 2004-10, Class 1A1, 4.50%, 09/25/19	599,517	552,305
				MASTR Asset Securitization Trust,
		105,678	105,150	Series 2003-4, Class 2A2, 5.00%, 05/25/18	105,678	105,150
		200,525	198,046	Series 2003-11, Class 6A2, 4.00%, 12/25/33	200,525	198,046
		220,565	166,150	Series 2003-12, Class 15, PO, 12/25/18	220,565	166,150
		304,891	223,996	Series 2004-6, Class PO, PO, 07/25/19	304,891	223,996
		293,572	215,266	Series 2004-8, Class PO, PO, 08/25/19	293,572	215,266
		509,013	365,206	Series 2004-10, Class 15, PO, 10/25/19	509,013	365,206
		974,424		MASTR Resecuritization Trust,	974,424
			640,347	Series 2005-PO, Class 3, PO, 05/28/35 (e)		640,347
		138,261		MortgageIT Trust,	138,261
			116,766	Series 2005-1, Class 1A1, VAR, 2.80%, 02/25/35		116,766
		111,755		Nomura Asset Acceptance Corp.,	111,755
			112,694	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)		112,694
				Residential Accredit Loans, Inc.,
		283,105	282,368	Series 2002-QS8, Class A5, 6.25%, 06/25/17	283,105	282,368
		780,428	677,788	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	780,428	677,788
		69,846	70,663	Series 2003-QS3, Class A2, IF, 11.04%, 02/25/18	69,846	70,663
		246,900	20,396	Series 2003-QS3, Class A8, IF, IO, 5.12%, 02/25/18	246,900	20,396
		547,450	50,983	Series 2003-QS9, Class A3, IF, IO, 5.07%, 05/25/18	547,450	50,983
		652,345	615,651	Series 2003-QS14, Class A1, 5.00%, 07/25/18	652,345	615,651
		198,882	192,170	Series 2003-QS18, Class A1, 5.00%, 09/25/18	198,882	192,170
		86,941		Residential Asset Securitization Trust,	86,941
			78,243	Series 2003-A14, Class A1, 4.75%, 02/25/19		78,243
				Residential Funding Mortgage Securities I,
		409,314	374,909	Series 2003-S7, Class A17, 4.00%, 05/25/33	409,314	374,909
		217,943	209,591	Series 2003-S11, Class A1, 2.50%, 06/25/18	217,943	209,591
		165,000	151,979	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	165,000	151,979
		357,056	345,322	Series 2005-SA4, Class 1A1, VAR, 4.93%, 09/25/35	357,056	345,322
		27,656		Salomon Brothers Mortgage Securities VII, Inc.,	27,656
			22,015	Series 2003-UP2, Class 1, PO, 12/25/18		22,015
		400,000		Structured Adjustable Rate Mortgage Loan Trust,	400,000
			358,947	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34		358,947
				Structured Asset Securities Corp.,
		500,000	485,915	Series 2003-8, Class 1A2, 5.00%, 04/25/18	500,000	485,915
		300,981	281,279	Series 2004-20, Class 1A3, 5.25%, 11/25/34	300,981	281,279
				Washington Mutual Alternative Mortgage Pass-Through Certificates,
		3,071,448	90,474	Series 2005-2, Class 1A4, IF, IO, 2.57%, 04/25/35	3,071,448	90,474
		1,050,697	30,174	Series 2005-2, Class 2A3, IF, IO, 2.52%, 04/25/35	1,050,697	30,174
		800,000	689,788	Series 2005-4, Class CB7, 5.50%, 06/25/35	800,000	689,788
		109,208	76,628	Series 2005-4, Class DP, PO, 06/25/20	109,208	76,628
		309,490	268,276	Series 2005-6, Class 2A4, 5.50%, 08/25/35	309,490	268,276
		190,339		Washington Mutual MSC Mortgage Pass-Through Certificates,	190,339
			189,031	Series 2002-MS12, Class A, 6.50%, 05/25/32		189,031
				WaMu Mortgage Pass-Through Certificates,
		70,714	69,684	Series 2003-AR8, Class A, VAR, 4.03%, 08/25/33	70,714	69,684
		297,504	294,428	Series 2003-S4, Class 3A, 5.50%, 06/25/33	297,504	294,428
		452,456	419,849	Series 2003-S8, Class A4, 4.50%, 09/25/18	452,456	419,849
		864,090	830,869	Series 2003-S10, Class A5, 5.00%, 10/25/18	864,090	830,869
		66,469	51,843	Series 2003-S10, Class A6, PO, 10/25/18	66,469	51,843
		124,381	121,481	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	124,381	121,481
		905,378	922,827	Series 2004-S3, Class 2A3, IF, 12.01%, 07/25/34	905,378	922,827
				Wells Fargo Mortgage Backed Securities Trust,
		150,000	145,531	Series 2003-8, Class A9, 4.50%, 08/25/18	150,000	145,531
		82,805	61,936	Series 2003-11, Class 1A, PO, 10/25/18	82,805	61,936
		663,000	644,551	Series 2003-11, Class 1A4, 4.75%, 10/25/18	663,000	644,551
		146,798	145,549	Series 2003-17, Class 2A4, 5.50%, 01/25/34	146,798	145,549
		542,279	510,085	Series 2003-K, Class 1A2, VAR, 4.49%, 11/25/33	542,279	510,085
		307,381	297,775	Series 2004-7, Class 2A2, 5.00%, 07/25/19	307,381	297,775
		527,724	520,462	Series 2004-EE, Class 3A1, VAR, 4.02%, 12/25/34	527,724	520,462
		661,464	646,152	Series 2004-P, Class 2A1, VAR, 4.23%, 09/25/34	661,464	646,152
		600,000	593,285	Series 2004-S, Class A5, VAR, 3.54%, 09/25/34	600,000	593,285
		324,572	321,367	Series 2005-AR10, Class 2A4, VAR, 4.11%, 06/25/35	324,572	321,367
		254,730	245,486	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	254,730	245,486
	-		38,959,318			38,959,318
				Total Collateralized Mortgage Obligations
	70,764,372		96,406,831	(Cost $70,138,202, $98,659,162 and $168,797,364, respectively)		167,171,203

				Commercial Mortgage-Backed Securities -- 0.9%
		550,000		Banc of America Commercial Mortgage, Inc.,	550,000
			533,068	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47		533,068
				Bear Stearns Commercial Mortgage Securities,
		2,859	2,862	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	2,859	2,862
		250,000	239,924	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	250,000	239,924
		360,000	346,435	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39 (y)	360,000	346,435
		212,543	210,451	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	212,543	210,451
		155,001		Citigroup Commercial Mortgage Trust,	155,001
			156,082	Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49		156,082
		90,807		DLJ Commercial Mortgage Corp.,	90,807
			92,479	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32		92,479
				LB-UBS Commercial Mortgage Trust,
		100,000	97,510	Series 2008-C1, Class A2, VAR, 6.15%, 04/15/41	100,000	97,510
		330,000		Merrill Lynch Mortgage Trust,	330,000
			316,915	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43		316,915
				Morgan Stanley Capital I,
		198,127	197,319	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	198,127	197,319
		73,087	73,475	Series 2006-T23, Class A1, 5.68%, 08/12/41	73,087	73,475
		200,000		TIAA Retail Commercial Trust (Cayman Islands),	200,000
			195,933	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39		195,933
		450,000		Wachovia Bank Commercial Mortgage Trust,	450,000
			444,961	Series 2004-C15, Class A2, 4.04%, 10/15/41		444,961
				Total Commercial Mortgage-Backed Securities
	-		2,907,414	(Cost $0, $2,990,622 and $2,990,622, respectively)		2,907,414

				Corporate Bonds -- 8.4%
				Aerospace & Defense -- 0.1%
		135,000		Northrop Grumman Corp.,	135,000
			143,915	7.13%, 02/15/11		143,915
		50,213		Systems 2001 AT LLC (Cayman Islands),	50,213
			51,967	7.16%, 12/15/11 (c) (e)		51,967
	-		195,882			195,882

				Air Freight & Logistics -- 0.0% (g)
		50,000		United Parcel Service, Inc.,	50,000
			50,628	5.50%, 01/15/18		50,628

				Airlines -- 0.1%
		85,000		American Airlines, Inc.,	85,000
			82,875	Series 1999-1, 7.02%, 10/15/09 (c)		82,875
				United Air Lines, Inc.,
		85,174	85,493	Series 2001-1, 6.07%, 03/01/13	85,174	85,493
		54,435	53,346	Series 2001-1, 6.20%, 09/01/10 (f)	54,435	53,346
	-		221,714			221,714

				Automobiles -- 0.1%
		350,000		Daimler Finance North America LLC,	350,000
			359,996	7.20%, 09/01/09		359,996

				Beverages -- 0.0% (g)
		50,000		Coca-Cola Enterprises, Inc.,	50,000
			56,082	8.50%, 02/01/12		56,082

				Capital Markets -- 1.5%
				Bear Stearns Cos., Inc. (The),
		100,000	98,631	3.25%, 03/25/09 (y)	100,000	98,631
		100,000	96,642	5.70%, 11/15/14 (y)	100,000	96,642
		250,000	247,048	6.40%, 10/02/17 (y)	250,000	247,048
				Credit Suisse First Boston USA, Inc.,
		50,000	47,694	4.88%, 01/15/15	50,000	47,694
		150,000	149,767	5.50%, 08/15/13 (c)	150,000	149,767
		500,000	513,336	6.13%, 11/15/11	500,000	513,336
				Goldman Sachs Group, Inc. (The),
		200,000	200,006	3.88%, 01/15/09	200,000	200,006
		375,000	360,713	4.75%, 07/15/13	375,000	360,713
		150,000	146,829	5.25%, 10/15/13	150,000	146,829
		100,000	97,848	5.50%, 11/15/14	100,000	97,848
		150,000	143,993	5.95%, 01/18/18	150,000	143,993
		70,000	64,032	6.75%, 10/01/37	70,000	64,032
		200,000	207,617	6.88%, 01/15/11	200,000	207,617
				Lehman Brothers Holdings, Inc.,
		200,000	179,569	4.80%, 03/13/14	200,000	179,569
		100,000	95,122	5.75%, 05/17/13	100,000	95,122
		175,000	173,147	6.63%, 01/18/12	175,000	173,147
				Merrill Lynch & Co., Inc.,
		200,000	197,712	4.13%, 01/15/09	200,000	197,712
		100,000	97,223	4.79%, 08/04/10	100,000	97,223
		120,000	112,517	5.45%, 07/15/14	120,000	112,517
		135,000	130,842	6.15%, 04/25/13	135,000	130,842
		80,000	74,131	6.40%, 08/28/17	80,000	74,131
		90,000	85,655	6.88%, 04/25/18	90,000	85,655
				Morgan Stanley,
		400,000	364,492	4.75%, 04/01/14	400,000	364,492
		300,000	305,016	6.60%, 04/01/12	300,000	305,016
		450,000	461,608	6.75%, 04/15/11	450,000	461,608
		150,000		State Street Corp.,	150,000
			157,466	7.65%, 06/15/10		157,466
		100,000		UBS AG (Switzerland),	100,000
			95,422	5.75%, 04/25/18		95,422
	-		4,904,078			4,904,078

				Chemicals -- 0.2%
				Dow Chemical Co. (The),
		110,000	113,980	6.00%, 10/01/12	110,000	113,980
		150,000	154,930	6.13%, 02/01/11	150,000	154,930
		30,000	31,818	7.38%, 11/01/29	30,000	31,818
		80,000		Monsanto Co.,	80,000
			88,108	7.38%, 08/15/12		88,108
		50,000		Potash Corp. of Saskatchewan (Canada),	50,000
			49,871	4.88%, 03/01/13		49,871
		90,000		Praxair, Inc.,	90,000
			91,048	5.25%, 11/15/14		91,048
	-		529,755			529,755

				Commercial Banks -- 0.9%
				Barclays Bank plc (United Kingdom),
		100,000	101,162	5.45%, 09/12/12	100,000	101,162
		150,000	147,029	6.05%, 12/04/17 (e)	150,000	147,029
		75,000		Branch Banking & Trust Co.,	75,000
			72,394	4.88%, 01/15/13		72,394
		50,000		HSBC Holdings plc (United Kingdom),	50,000
			49,326	7.35%, 11/27/32		49,326
		250,000		Huntington National Bank (The),	250,000
			252,036	8.00%, 04/01/10		252,036
				Keycorp,
		200,000	197,189	4.70%, 05/21/09	200,000	197,189
		35,000	31,250	6.50%, 05/14/13	35,000	31,250
		75,000		Marshall & Ilsley Corp.,	75,000
			72,436	5.35%, 04/01/11		72,436
		20,000		National City Bank,	20,000
			18,071	VAR, 2.93%, 01/21/10		18,071
		50,000		PNC Funding Corp.,	50,000
			46,316	5.25%, 11/15/15		46,316
		50,000		Regions Financial Corp.,	50,000
			45,038	7.38%, 12/10/37		45,038
		190,000		Royal Bank of Canada (Canada),	190,000
			190,371	3.88%, 05/04/09		190,371
		250,000		SunTrust Bank,	250,000
			254,610	6.38%, 04/01/11		254,610
		100,000		US Bancorp,	100,000
			107,361	7.50%, 06/01/26		107,361
		250,000		U.S. Bank N.A.,	250,000
			259,387	7.13%, 12/01/09		259,387
				Wachovia Bank N.A.,
		250,000	217,848	6.60%, 01/15/38	250,000	217,848
		100,000	105,386	7.80%, 08/18/10	100,000	105,386
				Wachovia Corp.,
		240,000	239,827	3.50%, 08/15/08	240,000	239,827
		150,000	148,300	3.63%, 02/17/09	150,000	148,300
		260,000		Wells Fargo & Co.,	260,000
			258,825	3.13%, 04/01/09		258,825
	-		2,814,162			2,814,162

				Communications Equipment -- 0.0% (g)
		80,000		Cisco Systems, Inc.,	80,000
			80,713	5.50%, 02/22/16		80,713

				Computers & Peripherals -- 0.1%
				International Business Machines Corp.,
		150,000	151,509	5.39%, 01/22/09	150,000	151,509
		50,000	50,052	6.22%, 08/01/27	50,000	50,052
	-		201,561			201,561

				Consumer Finance -- 0.5%
				Capital One Financial Corp.,
		65,000	61,824	5.70%, 09/15/11	65,000	61,824
		185,000	180,701	6.25%, 11/15/13 (c)	185,000	180,701
				HSBC Finance Corp.,
		150,000	141,784	5.00%, 06/30/15	150,000	141,784
		150,000	146,342	5.25%, 01/15/14	150,000	146,342
		500,000	503,998	6.50%, 11/15/08	500,000	503,998
		40,000		International Lease Finance Corp.,	40,000
			35,687	5.88%, 05/01/13		35,687
		20,000		John Deere Capital Corp.,	20,000
			19,750	4.50%, 04/03/13		19,750
				SLM Corp.,
		150,000	139,734	Series A, 4.00%, 01/15/10	150,000	139,734
		100,000	88,077	Series A, 5.38%, 01/15/13	100,000	88,077
		100,000		Toyota Motor Credit Corp.,	100,000
			99,963	2.88%, 08/01/08		99,963
		100,000		Washington Mutual Financial Corp.,	100,000
			102,585	6.88%, 05/15/11		102,585
	-		1,520,445			1,520,445

				Diversified Financial Services -- 1.3%
		60,000		Allstate Life Global Funding Trusts,	60,000
			59,765	5.38%, 04/30/13		59,765
		250,000		Associates Corp. of North America,	250,000
			259,925	8.55%, 07/15/09		259,925
				Bank of America Corp.,
		205,000	191,385	5.65%, 05/01/18	205,000	191,385
		570,000	594,913	7.80%, 02/15/10	570,000	594,913
		40,000		BHP Billiton Finance USA Ltd. (Australia),	40,000
			38,180	5.40%, 03/29/17		38,180
		150,000		CIT Group, Inc.,	150,000
			124,677	7.63%, 11/30/12 (c)		124,677
				Citigroup, Inc.,
		150,000	136,346	4.70%, 05/29/15	150,000	136,346
		300,000	295,143	5.63%, 08/27/12	300,000	295,143
		100,000	95,697	6.13%, 05/15/18	100,000	95,697
				General Electric Capital Corp.,
		200,000	195,934	4.80%, 05/01/13	200,000	195,934
		100,000	100,975	5.25%, 10/19/12	100,000	100,975
		400,000	386,822	5.63%, 05/01/18	400,000	386,822
		100,000	90,627	5.88%, 01/14/38 (c)	100,000	90,627
		500,000	525,667	7.38%, 01/19/10 (c)	500,000	525,667
		390,000	404,617	Series A, 5.88%, 02/15/12	390,000	404,617
		110,000	113,672	Series A, 6.00%, 06/15/12	110,000	113,672
		200,000	201,390	Series A, 6.75%, 03/15/32	200,000	201,390
		165,000		Genworth Global Funding Trusts,	165,000
			165,045	5.20%, 10/08/10		165,045
		130,000		Textron Financial Corp.,	130,000
			131,435	5.13%, 02/03/11		131,435
	-		4,112,215			4,112,215

				Diversified Telecommunication Services -- 0.9%
				AT&T, Inc.,
		125,000	124,567	4.95%, 01/15/13	125,000	124,567
		50,000	48,450	5.50%, 02/01/18	50,000	48,450
		70,000	68,298	5.60%, 05/15/18	70,000	68,298
		100,000		BellSouth Corp.,	100,000
			98,547	5.20%, 09/15/14		98,547
				Bellsouth Telecommunications, Inc.,
		261,685	265,432	6.30%, 12/15/15	261,685	265,432
		400,000		British Telecommunications plc (United Kingdom),	400,000
			429,500	8.62%, 12/15/10		429,500
		180,000		France Telecom S.A. (France),	180,000
			190,627	7.75%, 03/01/11		190,627
		150,000		Nynex Capital Funding Co.,	150,000
			154,200	SUB, 8.23%, 10/15/09		154,200
				Sprint Capital Corp.,
		100,000	99,000	8.38%, 03/15/12	100,000	99,000
		60,000	57,150	8.75%, 03/15/32	60,000	57,150
				Telecom Italia Capital S.A. (Luxembourg),
		50,000	45,763	4.95%, 09/30/14	50,000	45,763
		130,000	122,804	5.25%, 11/15/13	130,000	122,804
		100,000		Telefonica Emisones S.A.U. (Spain),	100,000
			100,668	5.86%, 02/04/13		100,668
		115,000		TELUS Corp. (Canada),	115,000
			123,472	8.00%, 06/01/11		123,472
		650,000		Verizon Global Funding Corp.,	650,000
			690,073	7.25%, 12/01/10		690,073
		100,000		Verizon Pennsylvania, Inc.,	100,000
			112,303	8.35%, 12/15/30		112,303
		100,000		Verizon Virginia, Inc.,	100,000
			96,668	Series A, 4.63%, 03/15/13		96,668
	-		2,827,522			2,827,522

				Electric Utilities -- 0.4%
		25,000		Alabama Power Co.,	25,000
			25,211	6.13%, 05/15/38		25,211
		100,000		Carolina Power & Light Co.,	100,000
			100,622	5.13%, 09/15/13		100,622
		100,000		CenterPoint Energy Houston Electric LLC,	100,000
			99,633	Series M2, 5.75%, 01/15/14		99,633
		40,000		Columbus Southern Power Co.,	40,000
			39,768	6.05%, 05/01/18		39,768
		75,000		Duke Energy Corp.,	75,000
			73,145	5.10%, 04/15/18		73,145
		150,000		Exelon Generation Co. LLC,	150,000
			155,036	6.95%, 06/15/11		155,036
				Florida Power & Light Co.,
		30,000	29,600	5.95%, 10/01/33	30,000	29,600
		30,000	29,657	5.95%, 02/01/38 (c)	30,000	29,657
		75,000		Pacific Gas & Electric Co.,	75,000
			74,709	5.63%, 11/30/17 (c)		74,709
		75,000		Potomac Electric Power,	75,000
			73,236	6.50%, 11/15/37		73,236
		65,000		PSEG Power LLC,	65,000
			69,260	7.75%, 04/15/11		69,260
		175,000		Public Service Co. of Oklahoma,	175,000
			165,130	Series G, 6.63%, 11/15/37		165,130
				Virginia Electric and Power Co.,
		140,000	140,070	5.10%, 11/30/12	140,000	140,070
		50,000	48,267	5.40%, 04/30/18	50,000	48,267
		70,000	70,347	5.95%, 09/15/17	70,000	70,347
	-		1,193,691			1,193,691

				Food & Staples Retailing -- 0.0% (g)
		150,000		Kroger Co. (The),	150,000
			156,976	8.05%, 02/01/10		156,976
	-

				Food Products -- 0.1%
		50,000		Kellogg Co.,	50,000
			48,572	4.25%, 03/06/13		48,572
				Kraft Foods, Inc.,
		165,000	160,393	6.13%, 02/01/18	165,000	160,393
		100,000	97,221	6.88%, 02/01/38	100,000	97,221
	-		306,186			306,186

				Gas Utilities -- 0.0% (g)
		25,000		CenterPoint Energy Resources Corp.,	25,000
			24,353	6.13%, 11/01/17 (c)		24,353
		80,000		KeySpan Gas East Corp.,	80,000
			84,101	7.88%, 02/01/10		84,101
		50,000		TransCanada Pipelines Ltd. (Canada),	50,000
			47,022	4.00%, 06/15/13		47,022
	-		155,476			155,476

				Industrial Conglomerates -- 0.1%
		250,000		General Electric Co.,	250,000
			251,800	5.00%, 02/01/13		251,800

				Insurance -- 0.8%
		130,000		American International Group, Inc.,	130,000
			119,373	4.25%, 05/15/13		119,373
		300,000		ASIF Global Financing XIX,	300,000
			288,225	4.90%, 01/17/13 (e)		288,225
		250,000		ASIF Global Financing XXIII,	250,000
			249,151	3.90%, 10/22/08 (e)		249,151
		200,000		Jackson National Life Global Funding,	200,000
			207,366	6.13%, 05/30/12 (e)		207,366
				John Hancock Global Funding II,
		100,000	99,800	3.50%, 01/30/09 (e)	100,000	99,800
		100,000	106,524	7.90%, 07/02/10 (e)	100,000	106,524
		200,000		MassMutual Global Funding II,	200,000
			198,335	3.50%, 03/15/10 (e)		198,335
		100,000		Metropolitan Life Global Funding I,	100,000
			98,253	5.20%, 09/18/13 (e)		98,253
		150,000		Monumental Global Funding II,	150,000
			148,752	4.38%, 07/30/09 (e)		148,752
		100,000		Nationwide Financial Services,	100,000
			101,906	6.25%, 11/15/11		101,906
				New York Life Global Funding,
		75,000	75,164	3.88%, 01/15/09 (e)	75,000	75,164
		250,000	255,495	5.38%, 09/15/13 (e)	250,000	255,495
		145,000		Pacific Life Global Funding,	145,000
			144,902	3.75%, 01/15/09 (e)		144,902
		300,000		Principal Life Global Funding I,	300,000
			314,275	6.25%, 02/15/12 (e)		314,275
				Protective Life Secured Trust,
		85,000	84,191	4.00%, 10/07/09	85,000	84,191
		200,000	194,842	4.00%, 04/01/11	200,000	194,842
		25,000		Travelers Cos., Inc. (The),	25,000
			24,324	5.80%, 05/15/18		24,324

	-		2,710,878			2,710,878

				Machinery -- 0.0% (g)
		25,000		Parker-Hannifin Corp.,	25,000
			25,079	5.50%, 05/15/18		25,079

				Media -- 0.3%
		125,000		Comcast Cable Communications Holdings, Inc.,	125,000
			131,781	7.13%, 06/15/13		131,781
		335,000		Comcast Cable Holdings LLC	335,000
			377,618	9.80%, 02/01/12		377,618
				Comcast Corp.,
		100,000	100,075	5.50%, 03/15/11	100,000	100,075
		50,000	48,854	5.90%, 03/15/16	50,000	48,854
		100,000		Historic TW, Inc.,	100,000
			114,729	9.15%, 02/01/23		114,729
				Time Warner Entertainment Co. LP,
		50,000	53,880	8.38%, 03/15/23	50,000	53,880
		150,000	168,395	10.15%, 05/01/12	150,000	168,395
	-		995,332			995,332

				Metals & Mining -- 0.0% (g)
		100,000		Alcoa, Inc.,	100,000
			93,635	5.55%, 02/01/17		93,635

				Multi-Utilities -- 0.1%
		130,000		DTE Energy Co.,	130,000
			131,895	Series A, 6.65%, 04/15/09		131,895
		150,000		Duke Energy Carolinas LLC,	150,000
			154,341	5.63%, 11/30/12		154,341
	-		286,236			286,236

				Oil, Gas & Consumable Fuels -- 0.1%
		100,000		Canadian Natural Resources Ltd. (Canada),	100,000
			99,360	5.90%, 02/01/18		99,360
		75,000		ConocoPhillips Canada Funding Co. (Canada),	75,000
			76,409	5.63%, 10/15/16 (c)		76,409
		125,000		ConocoPhillips Co.,	125,000
			136,031	8.75%, 05/25/10		136,031
		150,000		Marathon Oil Corp.,	150,000
			149,144	6.00%, 10/01/17		149,144
	-		460,944			460,944

				Paper & Forest Products -- 0.1%
				International Paper Co.,
		165,000	159,741	4.00%, 04/01/10	165,000	159,741
		55,000	54,820	4.25%, 01/15/09	55,000	54,820
		100,000		Weyerhaeuser Co.,	100,000
			102,992	6.75%, 03/15/12		102,992
	-		317,553			317,553

				Personal Products -- 0.0% (g)
		93,384		Procter & Gamble - Esop,	93,384
			117,333	Series A, 9.36%, 01/01/21		117,333

				Pharmaceuticals -- 0.0% (g)
		35,000		AstraZeneca plc (United Kingdom),	35,000
			35,837	5.40%, 06/01/14		35,837

				Real Estate Investment Trusts (REITs) -- 0.1%
		100,000		HRPT Properties Trust,	100,000
			91,864	6.65%, 01/15/18		91,864
				Simon Property Group LP,
		50,000	48,348	5.63%, 08/15/14	50,000	48,348
		20,000	19,570	6.10%, 05/01/16	20,000	19,570
	-		159,782			159,782

				Real Estate Management & Development -- 0.0% (g)
		30,000		ERP Operating LP,	30,000
			29,755	4.75%, 06/15/09		29,755

				Road & Rail -- 0.1%
				Burlington Northern Santa Fe Corp.,
		60,000	60,551	6.13%, 03/15/09	60,000	60,551
		150,000	157,918	7.13%, 12/15/10	150,000	157,918
	-		218,469			218,469

				Software -- 0.0% (g)
		50,000		Oracle Corp.,	50,000
			49,957	5.75%, 04/15/18		49,957
		50,000		Oracle Corp. and Ozark Holding, Inc.,	50,000
			49,199	5.25%, 01/15/16		49,199
	-		99,156			99,156

				Specialty Retail -- 0.0% (g)
		30,000		Home Depot, Inc.,	30,000
			27,548	5.40%, 03/01/16		27,548

				Thrifts & Mortgage Finance -- 0.3%
		250,000		Countrywide Home Loans, Inc.,	250,000
			227,596	4.00%, 03/22/11		227,596
		250,000		Washington Mutual Bank,	250,000
			195,000	5.65%, 08/15/14		195,000
				Washington Mutual, Inc.,
		90,000	78,300	4.20%, 01/15/10	90,000	78,300
		50,000	36,937	7.25%, 11/01/17	50,000	36,937
		300,000		World Savings Bank FSB,	300,000
			299,676	4.50%, 06/15/09 (c)		299,676
	-		837,509			837,509

				Water Utilities -- 0.0% (g)
		100,000		American Water Capital Corp.,	100,000
			95,920	6.09%, 10/15/17		95,920

				Wireless Telecommunication Services -- 0.2%
		150,000		AT&T Wireless Services, Inc.,	150,000
			159,698	7.88%, 03/01/11		159,698
		380,000		Sprint Nextel Corp.,	380,000
			326,800	6.00%, 12/01/16		326,800
		50,000		Vodafone Group plc (United Kingdom),	50,000
			47,308	5.00%, 09/15/15		47,308
	-		533,806			533,806
				Total Corporate Bonds
	-		26,983,654	(Cost $0, $27,233,726 and $27,233,726, respectively)		26,983,654

				Foreign Government Securities -- 0.2%
		400,000		Province of Quebec (Canada),	400,000
			406,437	5.75%, 02/15/09		406,437
				United Mexican States (Mexico),
		150,000	150,450	4.63%, 10/08/08	150,000	150,450
		100,000	107,380	6.63%, 03/03/15	100,000	107,380
				Total Foreign Government Securities
	-		664,267	(Cost $0, $650,992 and $650,992, respectively)		664,267

				Mortgage Pass-Through Securities -- 10.6%
				Federal Home Loan Mortgage Corp. Conventional Pools,
		371,754	372,757	ARM, 4.14%, 04/01/34	371,754	372,757
		254,517	257,642	ARM, 4.64%, 03/01/35	254,517	257,642
166,990	168,191			ARM, 6.25%, 01/01/27	166,990	168,191
45,793	46,285			ARM, 6.45%, 04/01/30	45,793	46,285
				30 Year, Single Family,
14,121	14,495			9.00%, 12/01/09	14,121	14,495
		55,411	62,711	10.00%, 01/01/20-09/01/20	55,411	62,711
		5,177	5,878	12.00%, 07/01/19	5,177	5,878
				Federal Home Loan Mortgage Corp. Gold Pools,
				15 Year, Single Family,
		1,268,894	1,220,679	4.00%, 05/01/14-05/01/19	1,268,894	1,220,679
		633,976	618,452	4.50%, 08/01/18-05/01/19	633,976	618,452
279,067	278,609			5.00%, 12/01/13 - 04/01/14	279,067	278,609
83,522	84,593			5.50%, 03/01/14	83,522	84,593
27,892	28,578			6.00%, 04/01/14	27,892	28,578
63,694	66,610	524,047	546,092	6.50%, 06/01/14 - 02/01/19	587,741	612,702
12,298	12,738	290,807	305,058	7.00%, 02/01/11 - 01/01/17	303,105	317,796
8,197	8,282	3,903	3,944	7.50%, 09/01/10	12,100	12,226
679	698	40,286	44,751	8.50%, 12/01/09 - 11/01/15	40,965	45,449
		2,503	2,615	9.00%, 06/01/10	2,503	2,615
				20 Year, Single Family,
		127,482	130,276	6.00%, 12/01/22	127,482	130,276
		232,788	242,524	6.50%, 11/01/22	232,788	242,524
				30 Year, Single Family,
		427,416	388,010	4.00%, 09/01/35	427,416	388,010
		276,910	274,358	5.50%, 10/01/33	276,910	274,358
216,974	221,040	281,595	285,549	6.00%, 04/01/26 - 02/01/35	498,569	506,589
1,062,229	1,105,260	187,400	193,897	6.50%, 11/01/25 - 11/01/34	1,249,629	1,299,157
		189,805	200,436	7.00%, 04/01/35	189,805	200,436
14,815	16,382			8.50%, 07/01/28	14,815	16,382
				Other,
		299,679	312,207	7.00%, 07/01/29	299,679	312,207
				Federal National Mortgage Association Pools,
		342,301	346,341	ARM, 3.80%, 07/01/33	342,301	346,341
		337,976	340,798	ARM, 4.12%, 01/01/34	337,976	340,798
		244,926	246,290	ARM, 4.23%, 10/01/34	244,926	246,290
		308,549	309,648	ARM, 4.27%, 05/01/35	308,549	309,648
		117,713	121,467	ARM, 4.71%, 04/01/34	117,713	121,467
		15,021	15,050	ARM, 4.73%, 03/01/29	15,021	15,050
		634,575	643,515	ARM, 4.77%, 08/01/34	634,575	643,515
		802,829	810,865	ARM, 4.83%, 01/01/35	802,829	810,865
		307,100	311,063	ARM, 4.89%, 04/01/33	307,100	311,063
		6,019	6,036	ARM, 5.74%, 03/01/19	6,019	6,036
				15 Year, Single Family,
		646,065	598,316	3.50%, 09/01/18-06/01/19	646,065	598,316
		3,402,580	3,235,003	4.00%, 07/01/18-12/01/18	3,402,580	3,235,003
		645,356	629,926	4.50%, 07/01/18-07/25/23	645,356	629,926
		68,956	68,870	5.00%, 06/01/18	68,956	68,870
677,371	689,007			5.50%, 11/01/16	677,371	689,007
118,929	122,280	531,969	546,774	6.00%, 04/01/13 - 07/25/23	650,898	669,054
57,553	59,970	177,186	184,455	6.50%, 11/01/11 - 08/01/20	234,739	244,425
233,093	243,801	55,343	57,910	8.00%, 11/01/12 - 01/01/16	288,436	301,711
				20 Year, Single Family,
		284,013	267,520	4.50%, 01/01/25	284,013	267,520
1,180,830	1,152,322			5.00%, 11/01/23	1,180,830	1,152,322
1,140,293	1,164,454			6.00%, 03/01/22	1,140,293	1,164,454
		393,170	409,030	6.50%, 03/01/19-12/01/22	393,170	409,030
				30 Year, FHA/VA,
		112,943	123,603	8.50%, 10/01/26-06/01/30	112,943	123,603
		107,926	118,743	9.00%, 04/01/25	107,926	118,743
				30 Year, Single Family,
		383,825	331,966	3.00%, 09/01/31	383,825	331,966
796,986	739,111	882,122	821,068	4.50%, 08/01/33-03/01/38	1,679,108	1,560,179
1,925,722	1,857,757	445,405	428,432	5.00%, 11/01/33 - 09/01/35	2,371,127	2,286,189
2,673,841	2,651,228	740,300	734,040	5.50%, 12/01/33-01/01/34	3,414,141	3,385,268
		1,391,868	1,415,636	6.00%, 01/01/29-09/01/33	1,391,868	1,415,636
397,981	413,755			6.50%, 09/01/25 - 04/01/32	397,981	413,755
		8,828	9,335	7.00%, 08/01/32	8,828	9,335
52,608	56,688			7.50%, 03/01/30 - 08/01/30	52,608	56,688
		263,755	286,700	8.00%, 03/01/27-11/01/28	263,755	286,700
				Other,
		367,364	361,968	4.00%, 09/01/13	367,364	361,968
		542,039	539,146	4.50%, 11/01/14	542,039	539,146
		169,734	168,299	5.50%, 09/01/33	169,734	168,299
311,364	317,098	19,755	19,971	6.00%, 05/01/09 - 09/01/28	331,119	337,069
		519,006	534,971	6.50%, 10/01/35	519,006	534,971
77,883	82,569			7.50%, 02/01/13	77,883	82,569
				Government National Mortgage Association Pool,
				15 Year, Single Family,
		53,572	56,901	8.00%, 01/15/16	53,572	56,901
				30 Year, Single Family,
		16,626	17,283	6.50%, 10/15/28	16,626	17,283
		34,527	37,041	7.00%, 06/15/33	34,527	37,041
		11,178	12,034	7.50%, 09/15/28	11,178	12,034
		47,770	52,136	8.00%, 09/15/22-05/15/28	47,770	52,136
		4,822	5,307	8.50%, 05/20/25	4,822	5,307
				Government National Mortgage Association I Pools,
				30 Year, Single Family,
24,547	25,518			6.50%, 03/15/28 - 09/15/28	24,547	25,518
41,058	43,800			7.00%, 12/15/25 - 06/15/28	41,058	43,800
28,625	30,808			7.50%, 05/15/23 - 09/15/25	28,625	30,808
46,804	51,237			8.00%, 10/15/27	46,804	51,237
14,376	15,752			9.00%, 11/15/24	14,376	15,752
				Government National Mortgage Association II Pools,
738,097	731,615			ARM, 4.50%, 07/20/34	738,097	731,615
972,842	978,255			ARM, 5.50%, 09/20/34	972,842	978,255
10,526	10,638			ARM, 5.63%, 07/20/27	10,526	10,638
				30 Year, Single Family,
130,028	141,851			8.00%, 11/20/26	130,028	141,851
7,766	8,335			7.50%, 12/20/26	7,766	8,335
				Total Mortgage Pass-Through Securities
	13,639,610		20,691,293	(Cost $13,704,713, $20,773,968 and $34,478,681, respectively)		34,330,903

				Municipal Bonds -- 0.0% (g)
				Illinois -- 0.0% (g)
		160,000		State of Illinois, Taxable Pension,	160,000
			150,635	GO, 5.10%, 06/01/33 (Cost $0, $160,000 and $160,000, respectively)		150,635

				Supranational -- 0.0% (g)
		50,000		Corp. Andina de Fomento (Supranational),	50,000
			49,392	5.20%, 05/21/13 (Cost $0, $49,885 and $49,885, respectively)		49,392

				U.S. Government Agency Securities -- 7.3%
1,500,000				Federal Farm Credit Bank,	1,500,000
	1,557,439			6.75%, 07/07/09		1,557,439
1,000,000				Federal Home Loan Bank System,	1,000,000
	1,022,182			5.90%, 03/26/09 (c)		1,022,182
				Federal National Mortgage Association,
3,000,000	1,653,195			Zero Coupon, 10/09/19	3,000,000	1,653,195
630,000	227,958			Zero Coupon, 03/23/28	630,000	227,958
6,000,000				Federal National Mortgage Association Interest STRIPS,	6,000,000
	3,263,472			09/23/20		3,263,472
				Financing Corp. Principal STRIPS,
2,000,000	1,236,982			11/02/18	2,000,000	1,236,982
8,000,000	4,918,128			12/06/18	8,000,000	4,918,128
4,000,000				Residual Funding Corp., Principal STRIPS,	4,000,000
	2,261,540			07/15/20		2,261,540
				Resolution Funding Corp., Interest STRIPS,
1,000,000	662,852			10/15/17	1,000,000	662,852
2,000,000	1,162,232			01/15/20	2,000,000	1,162,232
				Tennessee Valley Authority,
2,000,000	2,149,662			6.00%, 03/15/13	2,000,000	2,149,662
5,000,000	3,496,305			Zero Coupon, 07/15/16	5,000,000	3,496,305
				Total U.S. Government Agency Securities
	23,611,947		-	(Cost $20,896,984, $0 and $20,896,984, respectively)		23,611,947

				U.S. Treasury Obligations -- 18.6%
				U.S. Treasury Bonds,
650,000	777,308			6.13%, 11/15/27 (c)	650,000	777,308
2,700,000	3,317,415			7.25%, 05/15/16 - 08/15/22 (k) (m)	2,700,000	3,317,415
1,250,000	1,669,531			8.13%, 08/15/19	1,250,000	1,669,531
2,000,000	2,806,718			9.13%, 05/15/18 (c)	2,000,000	2,806,718
				U.S. Treasury Bonds Coupon STRIPS,
		4,000,000	3,276,576	02/15/14	4,000,000	3,276,576
1,750,000	1,364,766	825,000	643,389	02/15/15	2,575,000	2,008,155
		4,500,000	3,339,877	02/15/16	4,500,000	3,339,877
		1,750,000	1,090,803	02/15/19	1,750,000	1,090,803
		100,000	52,826	02/15/22	100,000	52,826
		500,000	251,684	02/15/23	500,000	251,684
		5,750,000	4,660,409	05/15/14	5,750,000	4,660,409
500,000	385,249			05/15/15 (c)	500,000	385,249
400,000	291,504	1,215,000	885,443	05/15/16	1,615,000	1,176,947
		4,600,000	3,156,497	05/15/17	4,600,000	3,156,497
15,000,000	8,721,510			05/15/20	15,000,000	8,721,510
2,500,000	2,003,398			08/15/14	2,500,000	2,003,398
750,000	570,024	360,000	273,612	08/15/15 (c)	1,110,000	843,636
		200,000	143,951	08/15/16 (c)	200,000	143,951
4,000,000	3,862,784			11/15/09	4,000,000	3,862,784
		200,000	173,258	11/15/12	200,000	173,258
2,000,000	1,583,328			11/15/14	2,000,000	1,583,328
3,000,000	2,246,841	3,085,000	2,310,501	11/15/15 (c)	6,085,000	4,557,342
		2,900,000	2,049,384	11/15/16 (c)	2,900,000	2,049,384
		2,900,000	1,939,262	11/15/17 (c)	2,900,000	1,939,262
		40,000		U.S. Treasury Bonds Principal STRIPS,	40,000
			34,786	11/15/12		34,786
				U.S. Treasury Inflation Indexed Bonds,
617,145	671,820			3.50%, 01/15/11 (c)	617,145	671,820
		398,460	497,235	3.63%, 04/15/28	398,460	497,235
				U.S. Treasury Notes,
2,250,000	2,347,382			4.25%, 08/15/13 (c)	2,250,000	2,347,382
2,500,000	2,612,890			4.50%, 09/30/11 (c)	2,500,000	2,612,890
				Total U.S. Treasury Obligations
	35,232,468		24,779,493	(Cost $32,361,944, $23,316,801 and $55,678,745, respectively)		60,011,961
				Total Long-Term Investments
	143,248,397		174,796,590	(Cost $137,101,843, $176,056,573 and $313,158,416, respectively)		318,044,987

Shares		Shares			Shares
				Short-Term Investments -- 1.3%
				Investment Companies -- 1.3%
		1,650,247	1,650,246	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	1,650,247	1,650,246
2,350,768	2,350,768			JPMorgan U.S. Government Money Market Fund, Institutional Shares (b)	2,350,768	2,350,768
				Total Investment Companies
	2,350,768		1,650,246	(Cost $2,350,768. $1,650,246 and $4,001,014, respectively)		4,001,014

Principal ($)		Principal ($)			Principal ($)
				Investments of Cash Collateral for Securities on Loan -- 4.6%
				Corporate Notes -- 1.1%
		750,000		Banque Federative du Credit Mutuel (France),	750,000
			750,000	VAR, 2.49%, 08/13/08		750,000
		1,000,000		CDC Financial Products, Inc.,	1,000,000
			1,000,000	VAR, 2.65%, 07/07/08		1,000,000
		750,000		Macquarie Bank Ltd. (Australia),	750,000
			750,000	VAR, 2.51%, 08/20/08		750,000
		1,000,000		Unicredito Italiano Bank Ireland plc (Ireland),	1,000,000
			1,000,000	VAR, 2.48%, 08/08/08		1,000,000
	-		3,500,000			3,500,000

				Repurchase Agreements -- 3.5%
1,250,000				Banc of America Securities LLC, 2.45%, dated 06/30/08, due 07/01/08	1,250,000
	1,250,000			repurchase price $1,250,085, collateralized by U.S. Government Agency Mortgages		1,250,000
683,808		237,684		Barclays Capital, Inc., 2.70%, dated 06/30/08, due 07/01/08, repurchase price $921,561,	921,492
	683,808		237,684	collateralized by U.S. Government Agency Mortgages		921,492
2,000,000		500,000		Citigroup Global Markets Inc, 2.51%, dated 06/30/08, due 07/01/08, repurchase price $2,500,174,	2,500,000
	2,000,000		500,000	collateralized by U.S. Government Agency Mortgages		2,500,000
2,000,000		750,000		Deutsche Bank Securities Inc., 2.80%, dated 06/30/08, due 07/01/08, repurchase price $2,750,214,	2,750,000
	2,000,000		750,000	collateralized by U.S. Government Agency Mortgages		2,750,000
2,000,000				Merrill Lynch Securities, 2.10%, dated 06/30/08, due 07/01/08, repurchase price,	2,000,000
	2,000,000			$2,000,117, collateralized by U.S. Government Agency Mortgages		2,000,000
2,000,000				UBS Securities LLC, 2.65%, dated 06/30/08, due 07/01/08, repurchase price	2,000,000
	2,000,000			$2,000,147, collateralized by U.S. Government Agency Mortgages		2,000,000
	9,933,808		1,487,684			11,421,492
				Total Investments of Cash Collateral for Securities on Loan
	9,933,808		4,987,684	(Cost $9,933,808, $4,987,684 and $14,921,492, respectively)		14,921,492

				Total Investments -- 104.3%
	155,532,973		181,434,520	(Cost $149,386,419, $182,694,503 and $332,080,922, respectively)		336,967,493
	(9,541,306)		(4,276,125)	Liabilities in Excess of Other Assets -- (4.3)%		(13,817,431)
	$ 145,991,667		$ 177,158,395	NET ASSETS -- 100.0%		$323,150,062

				Percentages indicated are based on net assets.
				See notes to pro-forma financial statements.

Abbreviations and Definitions:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $53,346 which amounts to 1.1% of total investments.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FHA	Federal Housing Administration
GO	General Obligation
HB

High Coupon Bonds (aka "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a right that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount show represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2008.
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of June 30, 2008.

JPMorgan Insurance Trust Government Bond/JPMorgan Insurance Trust Core Bond Portfolio
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2008 (Unaudited)

	Acquired Portfolio	Acquiring Portfolio
	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments		Pro Forma Combined

Assets
Investments in non-affiliates, at value	$ 153,182,205	$ 179,784,274	$ -		$ 332,966,479
Investments in affiliates, at value	2,350,768	1,650,246	-		4,001,014
Total investment securities, at value	155,532,973	181,434,520	-		336,967,493
Cash	377	125	-		502
Receivables:
Investment securities sold	2,158	16,174	-		18,332
Portfolio shares sold	147,764	132,131	-		279,895
Interest and dividends	670,109	998,883	-		1,668,992
Total assets	156,353,381	182,581,833	-		338,935,214

Liabilities
Payables:
Collateral for securities lending program	9,933,808	4,987,684	-		14,921,492
Portfolio shares redeemed	299,103	266,449	-		565,552
Accrued liabilities:
Investment advisory fees	47,140	52,174	(34,000)	(a)	65,314
Administration fees	12,392	16,793	-		29,185
Distribution fees	-	3	-		3
Custodian and accounting fees	7,399	9,657	-		17,056
Trustees and Chief Compliance Officer's fees	393	391	-		784
Other	61,479	90,287	34,000	(a)	185,766
Total Liabilities	10,361,714	5,423,438	-		15,785,152
Net Assets	$ 145,991,667	$ 177,158,395	$ -		$ 323,150,062

Net Assets:
Paid in capital	$ 136,964,316	$ 176,347,798	$ -		$ 313,312,114
Accumulated undistributed (overdistributed)
net investment income	3,676,814	4,441,595	-		8,118,409
Accumulated net realized gain (loss) on
investments and futures	(796,017)	(2,371,015)	-		(3,167,032)
Net unrealized appreciation (depreciation) of
investments and futures	6,146,554	(1,259,983)	-		4,886,571
Total Net Assets	$ 145,991,667	$ 177,158,395	$ -		$ 323,150,062

Class 1 Shares	$ 145,991,667	$ 177,141,826	-		323,133,493	(b)
Class 2 Shares	-	16,569	-		16,569	(b)
Total Net Assets	$ 145,991,667	$ 177,158,395	$ -		$ 323,150,062

Outstanding units of beneficial interest (shares) (unlimited amount authorized, no par value)
Shares outstanding
Class 1	13,183,803	16,210,150	173,166	(c)	29,567,119
Class 2	-	1,518	-		1,518

Net asset value per share
Class 1	$ 11.07	$ 10.93	-		$ 10.93
Class 2	$ -	$ 10.92	-		$ 10.92

Cost of investments in non-affiliates	$ 147,035,651	$ 181,044,257	-		$ 475,115,559
Cost of investments in affiliates	2,350,768	1,650,246	-		6,351,782

(a) Reflects the netting of amounts receivable and payable to and from the custodian.

(b) Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(b) Reflects total combined net assets due to the merger.
(a) Reflects the adjustment to the number of shares outstanding due to the merger.

JPMorgan Insurance Trust Government Bond/JPMorgan Insurance Trust Core Bond Portfolio
Pro Forma Combined Statements of Operations
For the Twelve months ended June 30, 2008 (unaudited)

	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments	Pro Forma Combined

INVESTMENT INCOME:
Interest and dividend income	$ 8,339,297	$ 10,067,482	-	$ 18,406,779
Total investment income	8,339,297	10,067,482		18,406,779
Expenses
Investment advisory fees	622,088	756,254	(1,843)	1,376,499	(a)
Administration fees	155,156	188,551	418	344,125	(a)
Custodian and accounting fees	31,805	86,025	(19,487)	98,343	(b)
Distribution fees - Class 2	-	40	1	41	(a)
Professional fees	61,046	60,072	(52,785)	68,333	(b)
Printing and mailing costs	32,234	89,106	(12,451)	108,889	(b)
Trustees' and Chief Compliance Officer's fees	1,866	2,276	-	4,142
Transfer agent fees	11,702	17,257	-	28,959
Other	21,351	28,923	-	50,274
Total expenses	937,248	1,228,504	(86,148)	2,079,605
Less amounts waived	(9,493)	(93,841)	79,025	(14,816)	(a)
Less earnings credits	(18)	(240)	-	(240)
Net expenses	927,737	1,134,423	(7,123)	2,064,549
Net investment income (loss)	7,411,560	8,933,059	7,123	16,342,230

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	(469,403)	62,240	-	(407,163)
Net realized gain (loss)	(469,403)	62,240	-	(407,163)

Change in net unrealized appreciation (depreciation) of:
Investments	6,577,466	3,452,531	-	10,029,997
Change in net unrealized appreciation (depreciation)	6,577,466	3,452,531	-	10,029,997

Net realized/unrealized gains (losses)	6,108,063	3,514,771	-	9,622,834

Change in net assets resulting from operations	$ 13,519,623	$ 12,447,830	$ 7,123	$ 25,965,064

(a) Based on the contract in effect for the surviving portfolio.
(b) Decrease due to elimination of duplicate expenses achieved by merging the portfolios.

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

1.	Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of JPMorgan Insurance Trust Government Bond Portfolio, a series of JPMorgan Insurance Trust (“Government Bond Portfolio”), and JPMorgan Insurance Trust Core Bond Portfolio, a series of JPMorgan Insurance Trust (“Core Bond Portfolio”), each a “Portfolio”. Following the combination, the Core Bond Portfolio will be the accounting survivor.

Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Government Portfolio for shares of Core Bond Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of Class 1 shares of Government Bond Portfolio in exchange for Class 1 shares of Core Bond Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Core Bond Portfolio will not be restated. The fiscal year end is December 31 for Government Bond Portfolio and Core Bond Portfolio.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Government Bond Portfolio and Core Bond Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

Government Bond Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$12,284,576	$-
Level 2	143,248,397	-
Level 3	-	-
Total	$155,532,973	$-

Core Bond Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$3,137,930	$-
Level 2	178,296,590	-
Level 3	-	-
Total	$181,434,520	$-

Combined Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$15,422,506	$-
Level 2	321,544,987	-
Level 3	-	-
Total	$336,967,493	$-

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

* Other financial instruments include futures, forwards and swap contracts.

B. Shares of Beneficial Interest — The Pro Forma Class 1 shares net asset value per share assumes the issuance of 13,356,969 Class 1 shares of Core Bond Portfolio in exchange for 13,356,969 Class 1 Shares of Government Bond Portfolio.

C. Federal Income Taxes — Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Core Bond Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Bond Portfolio/JPMorgan Insurance Trust Government Bond/JPMorgan Insurance Trust Core Bond Portfolio

Combined Schedule of Portfolio Investments

As of June 30, 2008 (Unaudited)

JPMorgan Bond Portfolio Principal ($)	JPMorgan Bond Portfolio Value ($)	JPMorgan Insurance Trust Government Bond Portfolio Principal ($)	JPMorgan Insurance Trust Government Bond Portfolio Value ($)	JPMorgan Insurance Trust Core Bond Portfolio Principal ($)	JPMorgan Insurance Trust Core Bond Portfolio Value ($)	Security Description	Combined Pro Forma Principal ($)	Combined Pro Forma Value ($)
						Long-Term Investments -- 102.1
						Asset-Backed Securities -- 1.5%
				150,000		American Express Credit Account Master Trust,	150,000
					151,219	Series 2004-3, Class A, 4.35%, 12/15/11		151,219
						AmeriCredit Automobile Receivables Trust,
				217,917	216,938	Series 2006-BG, Class A3, 5.21%, 10/06/11 (i)	217,917	216,938
				400,000	362,318	Series 2006-BG, Class A4, 5.21%, 09/06/13 (i)	400,000	362,318
200,000						Bank of America Credit Card Trust,	200,000
	195,793					Series 2006-C4, Class C4, VAR, 2.70%, 11/15/11 (m)		195,793
				60,463		Bear Stearns Asset Backed Securities Trust, Inc.,	60,463
					47,014	Series 2006-SD1, Class A, VAR, 2.85%, 04/25/36 (i) (y)		47,014
595,000						Capital One Multi-Asset Execution Trust,	595,000
	604,850					Series 2007-A9, Class A9, 4.95%, 08/15/12 (m)		604,850
						Citibank Credit Card Issuance Trust,
				450,000	444,306	Series 2002-C2, Class C2, 6.95%, 02/18/14	450,000	444,306
				250,000	250,642	Series 2005-B1, Class B1, 4.40%, 09/15/10	250,000	250,642
100,422						Citigroup Mortgage Loan Trust, Inc.,	100,422
	80,480					Series 2003-HE3, Class A, VAR, 2.86%, 12/25/33 (m)		80,480
21,522						CNH Equipment Trust,	21,522
	21,540					Series 2005-B, Class A3, 4.27%, 01/15/10 (m)		21,540
						Countrywide Asset-Backed Certificates,
135,369	114,716					Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	135,369	114,716
1,056	934					Series 2004-1, Class 3A, VAR, 2.76%, 04/25/34 (m)	1,056	934
120,000	92,287					Series 2004-1, Class M1, VAR, 2.98%, 03/25/34 (m)	120,000	92,287
100,000	84,235					Series 2004-1, Class M2, VAR, 3.03%, 03/25/34 (m)	100,000	84,235
						Countrywide Home Equity Loan Trust,
93,419	58,660					Series 2004-I, Class A, VAR, 2.76%, 02/15/34 (m)	93,419	58,660
31,403	23,699					Series 2004-K, Class 2A, VAR, 2.77%, 02/15/34 (m)	31,403	23,699
						First Franklin Mortgage Loan Asset Backed Certificates,
125,000	99,001					Series 2005-FF2, Class M3, VAR, 2.96%, 03/25/35 (m)	125,000	99,001
250,000	176,521					Series 2005-FF11, Class M1, VAR, 2.91%, 11/25/35 (m)	250,000	176,521
1,584						GSAMP Trust,	1,584
	1,324					Series 2004-OPT, Class A1, VAR, 2.82%, 11/25/34 (m)		1,324
210,000						Home Equity Asset Trust,	210,000
	125,685					Series 2005-8, Class M2, VAR, 2.93%, 02/25/36 (m)		125,685
				175,000		Household Automotive Trust,	175,000
					173,867	Series 2005-1 Class A4, 4.35%, 06/18/12		173,867
500,000						K2 (USA) LLC,	500,000
	-					Series 2007-2D, VAR, 5.12%, 02/15/10 (f) (i) (s) (v)		-
						Long Beach Mortgage Loan Trust,
300,000	251,581					Series 2003-4, Class M1, VAR, 3.16%, 08/25/33	300,000	251,581
190,000	147,992					Series 2004-1, Class M1, VAR, 2.98%, 02/25/34	190,000	147,992
125,000	96,278					Series 2004-1, Class M2, VAR, 3.03%, 02/25/34	125,000	96,278
250,000	199,313					Series 2004-3, Class M1, VAR, 3.05%, 07/25/34	250,000	199,313
125,000						MASTR Asset Backed Securities Trust,	125,000
	96,784					Series 2005-OPT1, Class M2, VAR, 2.90%, 03/25/35		96,784
						MBNA Credit Card Master Note Trust,
275,000	275,090					Series 2001-C2, Class C2, VAR, 3.62%, 12/15/10 (e)	275,000	275,090
				200,000	197,200	Series 2002-C1, Class C1, 6.80%, 07/15/14	200,000	197,200
				75,000	73,924	Series 2003-C1, Class C1, VAR, 4.17%, 06/15/12	75,000	73,924
				240,000		MBNA Master Credit Card Trust,	240,000
					246,183	Series 1999-J, Class C, 7.85%, 02/15/12 (e)		246,183
125,000						New Century Home Equity Loan Trust,	125,000
	99,813					Series 2005-1, Class M1, VAR, 2.93%, 03/25/35		99,813
						Option One Mortgage Loan Trust,
40,285	33,493					Series 2003-1, Class A2, VAR, 3.32%, 02/25/33	40,285	33,493
23,968	21,211					Series 2003-5, Class A2, VAR, 2.80%, 08/25/33	23,968	21,211
						Residential Asset Securities Corp,
10,754	9,346					Series 2002-KS4, Class AIIB, VAR, 2.98%, 07/25/32	10,754	9,346
16,145	11,397					Series 2003-KS5, Class AIIB, VAR, 3.06%, 07/25/33	16,145	11,397
17,585	12,819					Series 2003-KS9, Class A2B, VAR, 3.12%, 11/25/33	17,585	12,819
250,000	170,646					Series 2005-KS11, Class M2, VAR, 2.90%, 12/25/35	250,000	170,646
250,000						Soundview Home Equity Loan Trust,	250,000
	87,984					Series 2005-OPT4, Class M1, VAR 2.94%, 12/25/35		87,984
						Wachovia Asset Securitization, Inc.,
24,185	18,543					Series 2002-HE2, Class A, VAR, 2.91%, 12/25/32	24,185	18,543
40,935	32,079					Series 2003-HE2, Class AII1, VAR, 2.74%, 06/25/33	40,935	32,079
88,785	70,558					Series 2003-HE3, Class A, VAR, 2.73%, 11/25/33	88,785	70,558
						Total Asset-Backed Securities
	3,314,652		-		2,163,611	(Cost $4,641,401, $0, $2,221,417 and $6,862,818, respectively)		5,478,263

						Collateralized Mortgage Obligations -- 48.8%
						Agency CMO -- 36.5%
						Federal Home Loan Mortgage Corp. REMICS,
				16,645	17,604	Series 11, Class D, 9.50%, 07/15/19	16,645	17,604
				10,473	11,117	Series 22, Class C, 9.50%, 04/15/20	10,473	11,117
				2,421	2,662	Series 47, Class F, 10.00%, 06/15/20	2,421	2,662
				1,926	2,055	Series 99, Class Z, 9.50%, 01/15/21	1,926	2,055
				2,203	2,341	Series 1065, Class J, 9.00%, 04/15/21	2,203	2,341
				321,078	349,557	Series 1113, Class J, 8.50%, 06/15/21	321,078	349,557
				17,927	18,643	Series 1250, Class J, 7.00%, 05/15/22	17,927	18,643
				29,910	31,464	Series 1316, Class Z, 8.00%, 06/15/22	29,910	31,464
				51,690	54,335	Series 1324, Class Z, 7.00%, 07/15/22	51,690	54,335
		170,846	185,379	36,646	39,764	Series 1343, Class LA, 8.00%, 08/15/22	207,492	225,143
				42,711	42,664	Series 1343, Class LB, 7.50%, 08/15/22	42,711	42,664
				32,146	33,536	Series 1394, Class ID, IF, 9.57%, 10/15/22	32,146	33,536
				28,902	28,869	Series 1395, Class G, 6.00%, 10/15/22	28,902	28,869
				21,155	22,109	Series 1505, Class Q, 7.00%, 05/15/23	21,155	22,109
				41,721	40,822	Series 1518, Class G, IF, 7.01%, 05/15/23	41,721	40,822
				43,638	42,415	Series 1541, Class O, VAR, 3.28%, 07/15/23	43,638	42,415
		4,997	4,980	1,666	1,660	Series 1561, Class TA, PO, 08/15/08	6,663	6,640
		399,959	422,776			Series 1577, Class PV, 6.50%, 09/15/23	399,959	422,776
		871,682	905,460			Series 1584, Class L, 6.50%, 09/15/23	871,682	905,460
				45,637	46,971	Series 1596, Class D, 6.50%, 10/15/13	45,637	46,971
		5,739	5,743			Series 1604, Class MB, IF, 9.59%, 11/15/08	5,739	5,743
				18,606	20,080	Series 1607, Class SA, IF, 13.68%, 10/15/13	18,606	20,080
				39,494	41,690	Series 1609, Class LG, IF, 11.92%, 11/15/23	39,494	41,690
		13,110	13,145			Series 1625, Class SC, IF, 9.84%, 12/15/08	13,110	13,145
				5,244	5,268	Series 1625, Class SD, IF, 8.50%, 12/15/08	5,244	5,268
		872,240	918,551			Series 1633, Class Z, 6.50%, 12/15/23	872,240	918,551
				500,000	529,716	Series 1638, Class H, 6.50%, 12/15/23	500,000	529,716
				2,387	2,626	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,387	2,626
				7,167	7,220	Series 1685, Class Z, 6.00%, 11/15/23	7,167	7,220
				213	213	Series 1689, Class SD, IF, 10.53%, 10/15/23	213	213
		201,000	212,705			Series 1694, Class PK, 6.50%, 03/15/24	201,000	212,705
				22,544	19,441	Series 1700, Class GA, PO, 02/15/24	22,544	19,441
				1,707,826	1,797,743	Series 1732, Class K, 6.50%, 05/15/24	1,707,826	1,797,743
				108,473	107,915	Series 1798, Class F, 5.00%, 05/15/23	108,473	107,915
				236,077	246,407	Series 1863, Class Z, 6.50%, 07/15/26	236,077	246,407
				4,027	2,353	Series 1865, Class D, PO, 02/15/24	4,027	2,353
				2,379	2,372	Series 1900, Class T, PO, 08/15/08	2,379	2,372
				1,046	1,041	Series 1967, Class PC, PO, 10/15/08	1,046	1,041
				70,472	72,625	Series 1981, Class Z, 6.00%, 05/15/27	70,472	72,625
				87,669	88,970	Series 1987, Class PE, 7.50%, 09/15/27	87,669	88,970
		362,898	383,436			Series 1999, Class PU, 7.00%, 10/15/27	362,898	383,436
				46,346	47,416	Series 2025, Class PE, 6.30%, 01/15/13	46,346	47,416
		622,529	660,333			Series 2031, Class PG, 7.00%, 02/15/28 (m)	622,529	660,333
				23,921	10,869	Series 2033, Class SN, IF, IO, 17.46%, 03/15/24	23,921	10,869
		528,899	560,694			Series 2035, Class PC, 6.95%, 03/15/28	528,899	560,694
				40,216	10,899	Series 2038, Class PN, IO, 7.00%, 03/15/28	40,216	10,899
				108,742	116,110	Series 2054, Class PV, 7.50%, 05/15/28	108,742	116,110
				68,801	71,270	Series 2055, Class OE, 6.50%, 05/15/13	68,801	71,270
				170,367	179,924	Series 2064, Class TE, 7.00%, 06/15/28	170,367	179,924
				147,646	154,972	Series 2075, Class PH, 6.50%, 08/15/28	147,646	154,972
		631,098	649,567			Series 2095, Class PE, 6.00%, 11/15/28	631,098	649,567
				106,344	110,044	Series 2102, Class TU, 6.00%, 12/15/13	106,344	110,044
				226,350	234,134	Series 2115, Class PE, 6.00%, 01/15/14	226,350	234,134
		7,772	7,774	3,886	3,887	Series 2132, Class PD, 6.00%, 11/15/27	11,658	11,661
				30,134	33,370	Series 2132, Class SB, IF, 19.89%, 03/15/29	30,134	33,370
				65,039	10,968	Series 2134, Class PI, IO, 6.50%, 03/15/19	65,039	10,968
				13,632	1,737	Series 2135, Class UK, IO, 6.50%, 03/15/14	13,632	1,737
				6,797	6,819	Series 2143, Class CD, 6.00%, 02/15/28	6,797	6,819
				829,000	886,098	Series 2172, Class QC, 7.00%, 07/15/29	829,000	886,098
		193,815	204,106			Series 2178, Class PB, 7.00%, 08/15/29	193,815	204,106
				260,428	280,721	Series 2182, Class ZB, 8.00%, 09/15/29	260,428	280,721
				44,863	47,241	Series 2247, Class Z, 7.50%, 08/15/30	44,863	47,241
		379,054	394,036			Series 2259, Class ZC, 7.35%, 10/15/30	379,054	394,036
				12,701	13,017	Series 2261, Class ZY, 7.50%, 10/15/30	12,701	13,017
				178,924	190,382	Series 2283, Class K, 6.50%, 12/15/23	178,924	190,382
				26,850	20,756	Series 2306, Class K, PO, 05/15/24	26,850	20,756
				64,441	8,790	Series 2306, Class SE, IF, IO, 6.74%, 05/15/24	64,441	8,790
				86,210	93,111	Series 2325, Class PM, 7.00%, 06/15/31	86,210	93,111
				502,435	525,968	Series 2344, Class ZD, 6.50%, 08/15/31	502,435	525,968
				82,093	86,126	Series 2344, Class ZJ, 6.50%, 08/15/31	82,093	86,126
				51,813	54,314	Series 2345, Class NE, 6.50%, 08/15/31	51,813	54,314
		495,102	520,395	475,298	499,579	Series 2345, Class PQ, 6.50%, 08/15/16	970,400	1,019,974
				172,335	179,263	Series 2355, Class BP, 6.00%, 09/15/16	172,335	179,263
				177,132	211,528	Series 2359, Class ZB, 8.50%, 06/15/31	177,132	211,528
				11,692	11,768	Series 2362, Class PD, 6.50%, 06/15/20	11,692	11,768
		752,580	785,845			Series 2367, Class ME, 6.50%, 10/15/31	752,580	785,845
		67,406	55,214			Series 2390, Class DO, PO, 12/15/31	67,406	55,214
				309,695	317,328	Series 2391, Class QR, 5.50%, 12/15/16	309,695	317,328
				202,134	204,724	Series 2392, Class PV, 6.00%, 12/15/20	202,134	204,724
				245,346	255,242	Series 2394, Class MC, 6.00%, 12/15/16	245,346	255,242
				102,777	106,729	Series 2410, Class OE, 6.38%, 02/15/32	102,777	106,729
				155,384	155,906	Series 2410, Class QS, IF, 13.07%, 02/15/32	155,384	155,906
				98,993	11,552	Series 2410, Class QX, IF, IO, 6.18%, 02/15/32	98,993	11,552
				57,805	57,814	Series 2412, Class SE, IF, 11.28%, 02/15/09	57,805	57,814
				100,000	104,862	Series 2412, Class SP, IF, 11.16%, 02/15/32	100,000	104,862
				211,683	224,067	Series 2423, Class MC, 7.00%, 03/15/32	211,683	224,067
				341,036	360,986	Series 2423, Class MT, 7.00%, 03/15/32	341,036	360,986
				227,841	239,602	Series 2435, Class CJ, 6.50%, 04/15/32	227,841	239,602
				470,000	483,175	Series 2435, Class VH, 6.00%, 07/15/19	470,000	483,175
				146,377	17,721	Series 2444, Class ES, IF, IO, 5.48%, 03/15/32	146,377	17,721
				97,585	11,935	Series 2450, Class SW, IF, IO, 5.53%, 03/15/32	97,585	11,935
				50,259	51,104	Series 2454, Class BG, 6.50%, 08/15/31	50,259	51,104
				300,000	315,900	Series 2455, Class GK, 6.50%, 05/15/32	300,000	315,900
				286,409	294,869	Series 2460, Class VZ, 6.00%, 11/15/29	286,409	294,869
				220,122	231,897	Series 2484, Class LZ, 6.50%, 07/15/32	220,122	231,897
				318,569	322,464	Series 2498, Class UD, 5.50%, 06/15/16	318,569	322,464
				790,000	803,951	Series 2500, Class MC, 6.00%, 09/15/32	790,000	803,951
				2,271	2,269	Series 2500, Class TD, 5.50%, 02/15/16	2,271	2,269
				129,344	132,437	Series 2503, Class BH, 5.50%, 09/15/17	129,344	132,437
				129,630	114,002	Series 2513, Class YO, PO, 02/15/32	129,630	114,002
				457,274	434,422	Series 2515, Class DE, 4.00%, 03/15/32	457,274	434,422
		883,000	885,787			Series 2527, Class BP, 5.00%, 11/15/17	883,000	885,787
				500,000	507,218	Series 2535, Class BK, 5.50%, 12/15/22	500,000	507,218
		5,000,000	5,082,673	300,000	304,960	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,300,000	5,387,633
				500,000	509,200	Series 2544, Class HC, 6.00%, 12/15/32	500,000	509,200
				231,845	237,831	Series 2565, Class MB, 6.00%, 05/15/30	231,845	237,831
				500,000	507,719	Series 2575, Class ME, 6.00%, 02/15/33	500,000	507,719
		3,230,000	3,189,943			Series 2578, Class PG, 5.00%, 02/15/18	3,230,000	3,189,943
				134,249	33,048	Series 2586, Class WI, IO, 6.50%, 03/15/33	134,249	33,048
				170,652	175,057	Series 2594, Class VA, 6.00%, 03/15/14	170,652	175,057
				400,000	410,517	Series 2594, Class VQ, 6.00%, 08/15/20	400,000	410,517
				356,538	31,969	Series 2597, Class DS, IF, IO, 5.08%, 02/15/33	356,538	31,969
				494,997	35,094	Series 2599, Class DS, IF, IO, 4.53%, 02/15/33	494,997	35,094
				584,056	47,504	Series 2610, Class DS, IF, IO, 4.63%, 03/15/33	584,056	47,504
				776,745	71,589	Series 2611, Class SH, IF, IO, 5.18%, 10/15/21	776,745	71,589
				500,000	483,657	Series 2617, Class GR, 4.50%, 05/15/18	500,000	483,657
		1,582,972	1,504,926			Series 2626, Class KA, 3.00%, 03/15/30	1,582,972	1,504,926
				772,320	81,247	Series 2626, Class NS, IF, IO, 4.08%, 06/15/23	772,320	81,247
				500,000	491,700	Series 2628, Class WA, 4.00%, 07/15/28	500,000	491,700
				500,000	484,374	Series 2631, Class LC, 4.50%, 06/15/18	500,000	484,374
		650,000	643,834			Series 2631, Class TE, 4.50%, 02/15/28	650,000	643,834
				625,898	602,129	Series 2636, Class Z, 4.50%, 06/15/18	625,898	602,129
				199,277	174,344	Series 2638, Class DS, IF, 6.13%, 07/15/23	199,277	174,344
				32,068	2,506	Series 2643, Class HI, IO, 4.50%, 12/15/16	32,068	2,506
		537,895	492,440			Series 2647, Class A, 3.25%, 04/15/32	537,895	492,440
		3,117,798	2,998,833			Series 2651, Class VZ, 4.50%, 07/15/18	3,117,798	2,998,833
		2,438,000	2,407,355			Series 2656, Class BG, 5.00%, 10/15/32	2,438,000	2,407,355
				81,701	91,177	Series 2656, Class SH, IF, 14.19%, 02/15/25	81,701	91,177
				349,177	332,970	Series 2668, Class SB, IF, 5.00%, 10/15/15	349,177	332,970
				500,000	470,664	Series 2675, Class CK, 4.00%, 09/15/18	500,000	470,664
		410,000	399,124			Series 2682, Class LC, 4.50%, 07/15/32	410,000	399,124
				231,574	160,520	Series 2682, Class YS, IF, 5.31%, 10/15/33	231,574	160,520
		2,500,000	2,510,295			Series 2684, Class PD, 5.00%, 03/15/29	2,500,000	2,510,295
				274,714	133,059	Series 2684, Class TO, PO, 10/15/33	274,714	133,059
				184,493	186,975	Series 2686, Class GB, 5.00%, 05/15/20	184,493	186,975
				184,441	115,181	Series 2691, Class WS, IF, 5.29%, 10/15/33	184,441	115,181
				138,460	95,971	Series 2705, Class SC, IF, 5.29%, 11/15/33	138,460	95,971
				211,357	152,756	Series 2705, Class SD, IF, 5.82%, 11/15/33	211,357	152,756
				1,000,000	942,037	Series 2716, Class UN, 4.50%, 12/15/23	1,000,000	942,037
				750,000	495,093	Series 2727, Class BS, IF, 5.37%, 01/15/34	750,000	495,093
				13,556	10,570	Series 2733, Class GF, VAR, 0.00%, 09/15/33	13,556	10,570
				500,000	495,999	Series 2743, Class HD, 4.50%, 08/15/17	500,000	495,999
				209,330	134,577	Series 2744, Class FE, VAR, 0.00%, 02/15/34	209,330	134,577
				500,000	510,710	Series 2744, Class PD, 5.50%, 08/15/33	500,000	510,710
		1,250,000	1,261,714			Series 2749, Class TD, 5.00%, 06/15/21	1,250,000	1,261,714
110,830	1,121					Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	110,830	1,121
				144,668	102,546	Series 2753, Class S, IF, 7.06%, 02/15/34	144,668	102,546
				168,930	167,076	Series 2755, Class SA, IF, 9.26%, 05/15/30	168,930	167,076
				151,690	111,686	Series 2766, Class SX, IF, 9.12%, 03/15/34	151,690	111,686
				59,746	29,551	Series 2769, Class PO, PO, 03/15/34	59,746	29,551
		650,000	597,014			Series 2773, Class TB, 4.00%, 04/15/19	650,000	597,014
				476,978	342,204	Series 2776, Class SK, IF, 5.37%, 04/15/34	476,978	342,204
				46,915	37,305	Series 2778, Class BS, IF, 9.57%, 04/15/34	46,915	37,305
596,780	49,277					Series 2779, Class SM, IF, IO, 4.68%, 10/15/18 (m)	596,780	49,277
				268,127	257,421	Series 2780, Class JG, 4.50%, 04/15/19	268,127	257,421
132,491	2,397					Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	132,491	2,397
				702,000	685,979	Series 2809, Class UB, 4.00%, 09/15/17	702,000	685,979
1,796,078	160,497					Series 2813, Class SB, IF, IO, 4.58%, 02/15/34 (m)	1,796,078	160,497
		625,000	595,709			Series 2827, Class DG, 4.50%, 07/15/19	625,000	595,709
				135,304	136,658	Series 2827, Class SQ, IF, 7.50%, 01/15/19	135,304	136,658
				26,184	22,119	Series 2841, Class GO, PO, 08/15/34	26,184	22,119
				123,104	75,023	Series 2846, Class PO, PO, 08/15/34	123,104	75,023
1,339,829	63,991					Series 2861, Class GS, IF, IO, 4.73%, 01/15/21 (m)	1,339,829	63,991
				500,000	481,151	Series 2899, Class KB, 4.50%, 03/15/19	500,000	481,151
		708,922	722,291			Series 2927, Class GA, 5.50%, 10/15/34	708,922	722,291
		1,250,000	1,267,035			Series 2929, Class PC, 5.00%, 01/15/28	1,250,000	1,267,035
				500,000	490,445	Series 2931, Class QC, 4.50%, 01/15/19	500,000	490,445
				99,125	100,551	Series 2958, Class KB, 5.50%, 04/15/35	99,125	100,551
				100,000	58,832	Series 2975, Class KO, PO, 05/15/35	100,000	58,832
				123,767	89,103	Series 2989, Class PO, PO, 06/15/23	123,767	89,103
				300,000	298,138	Series 3047, Class OD, 5.50%, 10/15/35	300,000	298,138
		734,694	837,712			Series 3085, Class VS, IF, 18.83%, 12/15/35	734,694	837,712
				118,651	121,091	Series 3101, Class EA, 6.00%, 06/15/20	118,651	121,091
				237,206	183,793	Series 3117, Class EO, PO, 02/15/36	237,206	183,793
				375,208	26,894	Series 3260, Class CS, IF, IO, 3.67%, 01/15/37	375,208	26,894
				2,613,275	48,189	Series 3430 Class AI, IO, 1.42%, 09/15/12	2,613,275	48,189
						Federal Home Loan Mortgage Corp. STRIPS,
1,229,229	149,579					Series 240, Class S22, IF, IO, 4.68%, 07/01/36 (m)	1,229,229	149,579
						Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
				29,419	29,783	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	29,419	29,783
		593,291	608,865	197,764	202,955	Series T-54, Class 2A, 6.50%, 02/25/43	791,055	811,820
				90,904	96,272	Series T-54, Class 3A, 7.00%, 02/25/43	90,904	96,272
		360,834	258,956			Series T-56, Class A, PO, 05/25/43	360,834	258,956
				55,058	46,049	Series T-58, Class A, PO, 09/25/43	55,058	46,049
				412,242		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,	412,242
					436,467	Series 8, Class ZA, 7.00%, 03/25/23		436,467
						Federal National Mortgage Association REMICS,
		24,306	27,009			Series 1988-16, Class B, 9.50%, 06/25/18	24,306	27,009
				13,801	15,118	Series 1989-83, Class H, 8.50%, 11/25/19	13,801	15,118
				2,857	3,156	Series 1990-1, Class D, 8.80%, 01/25/20	2,857	3,156
				13,356	14,642	Series 1990-10, Class L, 8.50%, 02/25/20	13,356	14,642
				2,838	2,886	Series 1990-93, Class G, 5.50%, 08/25/20	2,838	2,886
				80,234	82,376	Series 1992-101, Class J, 7.50%, 06/25/22	80,234	82,376
				46	630	Series 1990-140, Class K, HB, 652.15%, 12/25/20	46	630
				5,075	5,545	Series 1990-143, Class J, 8.75%, 12/25/20	5,075	5,545
				32,787	33,349	Series 1992-143, Class MA, 5.50%, 09/25/22	32,787	33,349
		101,855	84,279			Series 1993-146, Class E, PO, 05/25/23	101,855	84,279
		245,000	260,485			Series 1993-155, Class PJ, 7.00%, 09/25/23	245,000	260,485
				2,459	2,455	Series 1993-164, Class SA, IF, 11.78%, 09/25/08	2,459	2,455
				3,523	3,517	Series 1993-164, Class SC, IF, 11.78%, 09/25/08	3,523	3,517
				7,917	8,276	Series 1993-165, Class SD, IF, 8.25%, 09/25/23	7,917	8,276
				39,480	41,103	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	39,480	41,103
				41,002	42,503	Series 1993-167, Class GA, 7.00%, 09/25/23	41,002	42,503
				1,744	1,745	Series 1993-175, Class SA, IF, 13.78%, 09/25/08	1,744	1,745
				1,506	1,512	Series 1993-190, Class S, IF, 9.86%, 10/25/08	1,506	1,512
				376	376	Series 1993-196, Class FA, VAR, 4.01%, 10/25/08	376	376
				564	565	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	564	565
		6,114	6,136			Series 1993-197, Class SC, IF, 8.30%, 10/25/08	6,114	6,136
				383,628	400,342	Series 1993-203, Class PL, 6.50%, 10/25/23	383,628	400,342
		17,065	14,294	17,065	14,294	Series 1993-205, Class H, PO, 09/25/23	34,130	28,588
		19,888	20,018			Series 1993-221, Class SG, IF, 9.85%, 12/25/08	19,888	20,018
		2,047,896	2,144,156			Series 1993-223, Class PZ, 6.50%, 12/25/23	2,047,896	2,144,156
				272,949	287,070	Series 1993-225, Class UB, 6.50%, 12/25/23	272,949	287,070
				7,060	7,080	Series 1993-230, Class FA, VAR, 3.10%, 12/25/23	7,060	7,080
				52	53	Series 1993-233, Class SB, IF, 11.53%, 12/25/08	52	53
		498,330	524,481	355,950	374,629	Series 1993-250, Class Z, 7.00%, 12/25/23	854,280	899,110
				111,129	99,312	Series 1993-257, Class C, PO, 06/25/23	111,129	99,312
				233	236	Series 1994-13, Class SK, IF, 13.15%, 02/25/09	233	236
		233	236			Series 1994-13, Class SM, IF, 14.39%, 02/25/09	233	236
		55,185	55,316			Series 1994-28, Class K, 6.50%, 08/25/23	55,185	55,316
				5,269	5,266	Series 1994-33, Class FA, VAR, 4.11%, 03/25/09	5,269	5,266
		877,719	919,781			Series 1994-37, Class L, 6.50%, 03/25/24	877,719	919,781
		6,388,638	6,597,109			Series 1994-72, Class K, 6.00%, 04/25/24	6,388,638	6,597,109
		3,317	3,317			Series 1994-76, Class H, 5.00%, 02/25/24	3,317	3,317
				54,984	58,778	Series 1995-2, Class Z, 8.50%, 03/25/25	54,984	58,778
				83,206	89,497	Series 1995-19, Class Z, 6.50%, 11/25/23	83,206	89,497
				348	346	Series 1996-20, Class L, PO, 09/25/08	348	346
				1,191	1,185	Series 1996-39, Class J, PO, 09/25/08	1,191	1,185
				14,593	15,154	Series 1996-59, Class J, 6.50%, 08/25/22	14,593	15,154
				122,736	126,974	Series 1996-59, Class K, 6.50%, 07/25/23	122,736	126,974
				474,291	13,043	Series 1997-20, Class IB, VAR, IO, 1.84%, 03/25/27	474,291	13,043
				44,473	47,149	Series 1997-39, Class PD, 7.50%, 05/20/27	44,473	47,149
				100,825	103,503	Series 1997-46, Class PL, 6.00%, 07/18/27	100,825	103,503
				268,323	285,558	Series 1997-61, Class ZC, 7.00%, 02/25/23	268,323	285,558
				127,429	131,186	Series 1998-36, Class ZB, 6.00%, 07/18/28	127,429	131,186
				125,540	39,874	Series 1998-43, Class SA, IF, IO, 14.32%, 04/25/23	125,540	39,874
		157,299	165,222			Series 1998-46, Class GZ, 6.50%, 08/18/28	157,299	165,222
		406,694	422,285			Series 1998-58, Class PC, 6.50%, 10/25/28	406,694	422,285
		801,640	214,033			Series 1999-39, Class JH, IO, 6.50%, 08/25/29	801,640	214,033
				19,213	4,811	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	19,213	4,811
		345,812	368,559			Series 2001-4, Class PC, 7.00%, 03/25/21	345,812	368,559
				249,998	263,825	Series 2001-30, Class PM, 7.00%, 07/25/31	249,998	263,825
		1,243,321	322,763	248,664	64,553	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,491,985	387,316
				388,147	407,485	Series 2001-36, Class DE, 7.00%, 08/25/31	388,147	407,485
				48,245	51,068	Series 2001-44, Class PD, 7.00%, 09/25/31	48,245	51,068
				222,465	233,867	Series 2001-52, Class XN, 6.50%, 11/25/15	222,465	233,867
				557,378	585,847	Series 2001-61, Class Z, 7.00%, 11/25/31	557,378	585,847
				323,047	335,581	Series 2001-69, Class PG, 6.00%, 12/25/16	323,047	335,581
				210,728	218,918	Series 2001-71, Class QE, 6.00%, 12/25/16	210,728	218,918
				105,541	108,620	Series 2001-80, Class PE, 6.00%, 07/25/29	105,541	108,620
				115,241	120,821	Series 2002-1, Class HC, 6.50%, 02/25/22	115,241	120,821
				31,723	37,336	Series 2002-1, Class SA, IF, 17.12%, 02/25/32	31,723	37,336
		320,790	331,085			Series 2002-2, Class UC, 6.00%, 02/25/17	320,790	331,085
				367,310	381,535	Series 2002-3, Class OG, 6.00%, 02/25/17	367,310	381,535
				37,087	37,135	Series 2002-8, Class SR, IF, 11.26%, 03/25/09	37,087	37,135
				708,955	27,260	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	708,955	27,260
				352,870	369,840	Series 2002-28, Class PK, 6.50%, 05/25/32	352,870	369,840
				682,364	689,714	Series 2002-62, Class ZE, 5.50%, 11/25/17	682,364	689,714
				109,858	112,211	Series 2002-73, Class S, IF, 10.04%, 11/25/09	109,858	112,211
				264,604	268,755	Series 2002-74, Class VB, 6.00%, 11/25/31	264,604	268,755
				137,163	139,686	Series 2002-77, Class S, IF, 9.93%, 12/25/32	137,163	139,686
				30,168	4,411	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	30,168	4,411
				252,739	250,732	Series 2002-93, Class PD, 3.50%, 02/25/29	252,739	250,732
				500,000	509,977	Series 2002-94, Class BK, 5.50%, 01/25/18	500,000	509,977
				250,000	177,736	Series 2003-106, Class US, IF, 5.35%, 11/25/23	250,000	177,736
				500,000	483,064	Series 2003-106, Class WE, 4.50%, 11/25/22	500,000	483,064
				766,608	78,151	Series 2003-116, Class SB, IF, IO, 5.12%, 11/25/33	766,608	78,151
				600,000	552,057	Series 2003-117, Class JB, 3.50%, 06/25/33	600,000	552,057
		2,901,667	2,724,917			Series 2003-128, Class DY, 4.50%, 01/25/24	2,901,667	2,724,917
				500,000	501,464	Series 2003-128, Class KE, 4.50%, 01/25/14	500,000	501,464
				500,000	468,239	Series 2003-128, Class NG, 4.00%, 01/25/19	500,000	468,239
				131,327	126,962	Series 2003-130, Class SX, IF, 7.80%, 01/25/34	131,327	126,962
				212,955	159,032	Series 2003-132, Class OA, PO, 08/25/33	212,955	159,032
				293,000	238,467	Series 2003-22, Class UD, 4.00%, 04/25/33	293,000	238,467
		2,000,000	2,026,279			Series 2003-35, Class MD, 5.00%, 11/25/16	2,000,000	2,026,279
				250,000	256,646	Series 2003-41, Class PE, 5.50%, 05/25/23	250,000	256,646
				100,000	98,376	Series 2003-47, Class PE, 5.75%, 06/25/33	100,000	98,376
				72,389	53,234	Series 2003-64, Class SX, IF, 7.60%, 07/25/33	72,389	53,234
				207,413	190,557	Series 2003-66, Class PA, 3.50%, 02/25/33	207,413	190,557
				647,059	553,575	Series 2003-68, Class LC, 3.00%, 07/25/22	647,059	553,575
				523,115	494,829	Series 2003-68, Class QP, 3.00%, 07/25/22	523,115	494,829
		1,250,000	1,243,056			Series 2003-70, Class BE, 3.50%, 12/25/25	1,250,000	1,243,056
				137,818	88,812	Series 2003-71, Class DS, IF, 4.19%, 08/25/33	137,818	88,812
				834,616	795,115	Series 2003-73, Class GA, 3.50%, 05/25/31	834,616	795,115
				921,028	104,518	Series 2003-80, Class SY, IF, IO, 5.17%, 06/25/23	921,028	104,518
		3,600,000	3,559,622			Series 2003-81, Class MC, 5.00%, 12/25/32	3,600,000	3,559,622
		600,000	601,765			Series 2003-82, Class VB, 5.50%, 08/25/33	600,000	601,765
				500,000	496,434	Series 2003-83, Class PG, 5.00%, 06/25/23	500,000	496,434
				108,081	102,093	Series 2003-91, Class SD, IF, 8.36%, 09/25/33	108,081	102,093
				700,000	657,384	Series 2004-1, Class AC, 4.00%, 02/25/19	700,000	657,384
		1,850,000	1,829,727			Series 2004-2, Class OE, 5.00%, 05/25/23	1,850,000	1,829,727
				307,810	298,084	Series 2004-4, Class QM, IF, 9.24%, 06/25/33	307,810	298,084
				200,137	220,097	Series 2004-10, Class SC, IF, 18.67%, 02/25/34	200,137	220,097
				164,907	110,543	Series 2004-14, Class SD, IF, 5.35%, 03/25/34	164,907	110,543
				174,232	90,794	Series 2004-21, Class CO, PO, 04/25/34	174,232	90,794
				178,833	164,958	Series 2004-22, Class A, 4.00%, 04/25/19	178,833	164,958
				389,251	410,900	Series 2004-36, Class SA, IF, 12.70%, 05/25/34	389,251	410,900
				79,069	76,551	Series 2004-51, Class SY, IF, 9.28%, 07/25/34	79,069	76,551
				150,029	140,096	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	150,029	140,096
500,667	37,216					Series 2004-61, Class TS, IF, IO, 4.62%, 10/25/31 (m)	500,667	37,216
		1,343,158	1,300,013			Series 2004-75, Class VK, 4.50%, 09/25/22	1,343,158	1,300,013
				200,000	188,275	Series 2004-76, Class CL, 4.00%, 10/25/19	200,000	188,275
				1,000,000	937,861	Series 2004-81, Class AC, 4.00%, 11/25/19	1,000,000	937,861
397,923	33,431					Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	397,923	33,431
				226,413	212,909	Series 2004-92, Class JO, PO, 12/25/34	226,413	212,909
				762,510	710,331	Series 2005-28, Class JA, 5.00%, 04/25/35	762,510	710,331
				714,437	724,896	Series 2005-40, Class YA, 5.00%, 09/25/20	714,437	724,896
				401,063	406,099	Series 2005-47, Class AN, 5.00%, 12/25/16	401,063	406,099
				522,477	544,895	Series 2005-52, Class PA, 6.50%, 06/25/35	522,477	544,895
				853,000	841,107	Series 2005-68, Class BC, 5.25%, 06/25/35	853,000	841,107
				950,490	974,484	Series 2005-84, Class XM, 5.75%, 10/25/35	950,490	974,484
				1,000,000	1,040,190	Series 2005-109, Class PC, 6.00%, 12/25/35	1,000,000	1,040,190
				700,000	708,001	Series 2005-110, Class MN, 5.50%, 06/25/35	700,000	708,001
				201,123	150,814	Series 2006-22, Class AO, PO, 04/25/36	201,123	150,814
275,293	283,687					Series 2006-43, Class G, 6.50%, 09/25/33 (m)	275,293	283,687
234,092	241,428					Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	234,092	241,428
612,276	631,628					Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	612,276	631,628
				470,210	370,421	Series 2006-59, Class QO, PO, 01/25/33	470,210	370,421
238,639	245,921					Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	238,639	245,921
233,024	240,135					Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	233,024	240,135
226,908	234,211					Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	226,908	234,211
				516,141	377,540	Series 2006-110, Class PO, PO, 11/25/36	516,141	377,540
				1,043,014	70,006	Series 2007-7, Class SG, IF, IO, 4.02%, 08/25/36	1,043,014	70,006
				959,565	72,986	Series 2008-16, Class IS, IF, IO, 3.72%, 03/25/38	959,565	72,986
				35,794	36,868	Series G92-15, Class Z, 7.00%, 01/25/22	35,794	36,868
				6,339	6,747	Series G92-42, Class Z, 7.00%, 07/25/22	6,339	6,747
		62,968	67,816	129,902	139,904	Series G92-44, Class ZQ, 8.00%, 07/25/22	192,870	207,720
				77,530	83,559	Series G92-54, Class ZQ, 7.50%, 09/25/22	77,530	83,559
				4,885	4,729	Series G92-59, Class F, VAR, 3.81%, 10/25/22	4,885	4,729
				12,568	13,315	Series G92-61, Class Z, 7.00%, 10/25/22	12,568	13,315
		28,006	28,784			Series G92-66, Class KA, 6.00%, 12/25/22	28,006	28,784
				132,460	140,651	Series G92-66, Class KB, 7.00%, 12/25/22	132,460	140,651
				38,176	41,580	Series G93-1, Class KA, 7.90%, 01/25/23	38,176	41,580
				40,776	38,737	Series G93-17, Class SI, IF, 6.00%, 04/25/23	40,776	38,737
						Federal National Mortgage Association Interest STRIPS,
				106,887	78,487	Series 329, Class 1, PO, 01/01/33	106,887	78,487
				140,467	99,408	Series 340, Class 1, PO, 09/01/33	140,467	99,408
				1	2	Series K, Class 2, HB, 255.60%, 11/01/08	1	2
						Federal National Mortgage Association Whole Loan,
		663,338	678,196			Series 1999-W4, Class A9, 6.25%, 02/25/29	663,338	678,196
		1,070,797	1,102,252			Series 2002-W7, Class A4, 6.00%, 06/25/29	1,070,797	1,102,252
		563,038	574,383	140,760	143,596	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	703,798	717,979
				86,958	90,206	Series 2003-W1, Class 2A, 7.50%, 12/25/42	86,958	90,206
				140,797	150,073	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	140,797	150,073
		537,592	513,523			Series 2005-W1, Class 1A2, 6.50%, 10/25/44	537,592	513,523
						Government National Mortgage Association,
				109,755	117,470	Series 1994-3, Class PQ, 7.49%, 07/16/24	109,755	117,470
				500,000	527,467	Series 1994-7, Class PQ, 6.50%, 10/16/24	500,000	527,467
				114,565	121,126	Series 1996-16, Class E, 7.50%, 08/16/26	114,565	121,126
				109,470	116,426	Series 1997-8, Class PN, 7.50%, 05/16/27	109,470	116,426
		291,302	306,062			Series 1998-22, Class PD, 6.50%, 09/20/28	291,302	306,062
				128,894	138,130	Series 1998-26, Class K, 7.50%, 09/17/25	128,894	138,130
		93,176	95,792			Series 1999-17, Class L, 6.00%, 05/20/29	93,176	95,792
				119,124	126,433	Series 1999-41, Class Z, 8.00%, 11/16/29	119,124	126,433
				66,292	70,602	Series 1999-44, Class PC, 7.50%, 12/20/29	66,292	70,602
				83,563	88,762	Series 1999-44, Class ZG, 8.00%, 12/20/29	83,563	88,762
				98,585	104,469	Series 2000-14, Class PD, 7.00%, 02/16/30	98,585	104,469
				58,447	62,635	Series 2000-6, Class Z, 7.50%, 02/20/30	58,447	62,635
				366,370	409,359	Series 2000-21, Class Z, 9.00%, 03/16/30	366,370	409,359
				46,503	46,429	Series 2000-26, Class Z, 7.75%, 09/20/30	46,503	46,429
				6,744	1,639	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	6,744	1,639
				800,000	866,745	Series 2000-36, Class PB, 7.50%, 11/16/30	800,000	866,745
				87,561	90,999	Series 2000-37, Class B, 8.00%, 12/20/30	87,561	90,999
				23,047	23,777	Series 2000-38, Class AH, 7.15%, 12/20/30	23,047	23,777
				51,388	5,257	Series 2001-4, Class SJ, IF, IO, 5.67%, 01/19/30	51,388	5,257
		2,500,000	2,644,939			Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,500,000	2,644,939
				161,800	16,249	Series 2001-36, Class S, IF, IO, 5.58%, 08/16/31	161,800	16,249
		3,908	3,904			Series 2001-6, Class PM, 6.50%, 06/16/30	3,908	3,904
				200,000	208,029	Series 2001-64, Class MQ, 6.50%, 12/20/31	200,000	208,029
		1,000,000	1,053,739			Series 2001-64, Class PB, 6.50%, 12/20/31	1,000,000	1,053,739
				32,119	30,875	Series 2002-24, Class SB, IF, 8.22%, 04/16/32	32,119	30,875
				164,710	172,822	Series 2002-54, Class GB, 6.50%, 08/20/32	164,710	172,822
				184,022	24,005	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	184,022	24,005
				20,589	16,650	Series 2003-24, Class PO, PO, 03/16/33	20,589	16,650
		6,169,134	466,675			Series 2003-59, Class XA, IO, VAR, 1.67%, 06/16/34	6,169,134	466,675
		2,759,774	2,848,919			Series 2003-75, Class BE, 6.00%, 04/16/28	2,759,774	2,848,919
				458,001	33,083	Series 2003-76, Class LS, IF, IO, 4.72%, 09/20/31	458,001	33,083
				827,126	66,236	Series 2004-11, Class SW, IF, IO, 3.02%, 02/20/34	827,126	66,236
				84,219	86,690	Series 2004-28, Class S, IF, 12.87%, 04/16/34	84,219	86,690
		1,426,465	1,458,800			Series 2004-62, Class VA, 5.50%, 07/20/15	1,426,465	1,458,800
						Government National Mortgage Association,
13,380	55					Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	13,380	55
150,666	3,197					Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	150,666	3,197
						Vendee Mortgage Trust,
				124,439	125,139	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	124,439	125,139
				297,391	310,587	Series 1996-1, Class 1Z, 6.75%, 02/15/26	297,391	310,587
				160,895	171,004	Series 1996-2, Class 1Z, 6.75%, 06/15/26	160,895	171,004
				586,754	635,865	Series 1997-1, Class 2Z, 7.50%, 02/15/27	586,754	635,865
				164,097	173,328	Series 1998-1, Class 2E, 7.00%, 03/15/28	164,097	173,328
	2,377,771		70,764,372		57,447,513			130,589,656

						Non-Agency CMO -- 12.3%
						Adjustable Rate Mortgage Trust,
30,653	26,568					Series 2004-1, Class 9A2, VAR, 2.88%, 01/25/35 (m)	30,653	26,568
22,549	17,012					Series 2005-4, Class 7A2, VAR, 2.71%, 08/25/35 (m)	22,549	17,012
104,578	78,524					Series 2005-5, Class 6A21, VAR, 2.71%, 09/25/35 (m)	104,578	78,524
55,396	43,042					Series 2005-6A, Class 2A1, VAR, 2.79%, 11/25/35 (m)	55,396	43,042
				500,000		American Home Mortgage Investment Trust,	500,000
					394,752	Series 2005-3, Class 2A4, VAR, 4.85%, 09/25/35		394,752
						Banc of America Funding Corp.,
				231,088	156,948	Series 2003-1, Class A, PO, 05/20/33	231,088	156,948
				495,667	471,207	Series 2003-3, Class 1A33, 5.50%, 10/25/33	495,667	471,207
				133,622	89,051	Series 2004-1, Class PO, PO, 03/25/34	133,622	89,051
				1,000,000	951,394	Series 2005-6, Class 2A7, 5.50%, 10/25/35	1,000,000	951,394
				217,729	130,853	Series 2005-7, Class 30, PO, 11/25/35	217,729	130,853
				698,568	693,494	Series 2005-E, Class 4A1, VAR, 4.11%, 03/20/35	698,568	693,494
						Banc of America Mortgage Securities, Inc.,
				111,260	98,992	Series 2002-10, Class A, PO, 11/25/32	111,260	98,992
				66,197	46,634	Series 2003-8 Class A, PO, 11/25/33	66,197	46,634
				69,521	46,495	Series 2004-4, Class A, PO, 05/25/34	69,521	46,495
				500,464	401,043	Series 2004-5, Class 2A2, 5.50%, 06/25/34	500,464	401,043
				250,000	119,277	Series 2004-6, Class 2A5, PO, 07/25/34	250,000	119,277
				225,727	140,266	Series 2004-6, Class A, PO, 07/25/34	225,727	140,266
				289,581	161,415	Series 2004-7 Class 1A19, PO, 08/25/34	289,581	161,415
				200,000	192,583	Series 2004-E, Class 2A5, VAR, 4.11%, 06/25/34	200,000	192,583
				550,335	536,043	Series 2004-J, Class 3A1, VAR, 5.07%, 11/25/34	550,335	536,043
						Bank of America Alternative Loan Trust,
				314,167	161,324	Series 2004-5, Class 3A3, PO, 06/25/34	314,167	161,324
				131,231	95,975	Series 2004-6, Class 15, PO, 07/25/19	131,231	95,975
						Bear Stearns Adjustable Rate Mortgage Trust,
				377,795	367,374	Series 2003-7, Class 3A, VAR, 4.93%, 10/25/33 (i) (y)	377,795	367,374
				932,199	890,099	Series 2006-1, Class A1, VAR, 4.62%, 02/25/36 (y)	932,199	890,099
337,554						CitiMortgage Alternative Loan Trust,	337,554
	287,024					Series 2007-A1, Class 1A7, 6.00%, 01/25/37 (m)		287,024
						Citicorp Mortgage Securities, Inc.,
				1,186,455	1,151,456	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,186,455	1,151,456
				618,851	586,311	Series 2004-5, Class 2A5, 4.50%, 08/25/34	618,851	586,311
						Citigroup Mortgage Loan Trust, Inc.,
				75,651	74,363	Series 2003-UP3, Class A3, 7.00%, 09/25/33	75,651	74,363
				91,125	67,428	Series 2003-UST1, Class 1, PO, 12/25/18	91,125	67,428
				52,166	39,841	Series 2003-UST1, Class 3, PO, 12/25/18	52,166	39,841
				195,216	192,105	Series 2003-UST1, Class A1, 5.50%, 12/25/18	195,216	192,105
				216,607	202,811	Series 2005-1, Class 2A1A, VAR, 6.48%, 04/25/35	216,607	202,811
						Countrywide Alternative Loan Trust,
				264,067	262,511	Series 2002-8, Class A4, 6.50%, 07/25/32	264,067	262,511
				93,019	66,220	Series 2003-J1, Class PO, PO, 10/25/33	93,019	66,220
				200,000	179,900	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	200,000	179,900
452,018	410,771					Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	452,018	410,771
				1,417,163	1,091,034	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,417,163	1,091,034
				325,423	314,458	Series 2005-5R, Class A1, 5.25%, 12/25/18	325,423	314,458
				2,401,483	73,295	Series 2005-22T1, Class A2, IF, IO, 2.59%, 06/25/35	2,401,483	73,295
				212,991	208,731	Series 2005-26CB, Class 1A5, IF, 8.55%, 07/25/35	212,991	208,731
				1,181,600	970,200	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,181,600	970,200
				600,000	524,377	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	600,000	524,377
				2,231,044	68,587	Series 2005-J1, Class 1A4, IF, IO, 2.62%, 02/25/35	2,231,044	68,587
729,327	602,663					Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (i)	729,327	602,663
				200,000	125,430	Series 2007-21BC, Class 1A5, 6.00%, 09/25/37	200,000	125,430
						Countrywide Home Loan Mortgage Pass Through Trust,
650,642	649,488					Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	650,642	649,488
				681,767	585,443	Series 2003-26, Class 1A6, 3.50%, 08/25/33	681,767	585,443
				74,470	66,686	Series 2003-34, Class A11, 5.25%, 09/25/33	74,470	66,686
				186,364	136,442	Series 2003-44, Class A6, PO, 10/25/33	186,364	136,442
				218,619	199,077	Series 2003-J7, Class 4A3, IF, 6.58%, 08/25/18	218,619	199,077
				205,844	202,430	Series 2004-7 Class 2A1, VAR, 4.03%, 06/25/34	205,844	202,430
				127,341	122,256	Series 2004-HYB1, Class 2A, VAR, 4.19%, 05/20/34	127,341	122,256
				172,096	171,243	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	172,096	171,243
				115,791	81,642	Series 2004-J8, Class A, PO, 11/25/19	115,791	81,642
				690,999	659,653	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	690,999	659,653
				500,000	470,121	Series 2005-16, Class A23, 5.50%, 09/25/35	500,000	470,121
				659,590	601,644	Series 2005-22, Class 2A1, VAR, 5.25%, 11/25/35	659,590	601,644
26,987						Credit-Based Asset Servicing and Securitization LLC,	26,987
	26,754					Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)		26,754
						CS First Boston Mortgage Securities Corp.,
102,326	102,192					Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	102,326	102,192
				122,692	90,332	Series 2004-5, Class 5P, PO, 08/25/19	122,692	90,332
				296,536		First Horizon Alternative Mortgage Securities,	296,536
					239,093	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35		239,093
						First Horizon Asset Securities, Inc.,
				451,626	418,312	Series 2003-3, Class 1A4, 3.90%, 05/25/33	451,626	418,312
				481,691	471,614	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	481,691	471,614
				300,000	294,347	Series 2004-AR7, Class 2A2, VAR, 4.91%, 02/25/35	300,000	294,347
				416,659	400,414	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	416,659	400,414
424,442	378,320					Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	424,442	378,320
				650,000		GMAC Mortgage Corp. Loan Trust,	650,000
					622,431	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35		622,431
90,039						Greenpoint Mortgage Funding Trust,	90,039
	71,307					Series 2005-AR4, Class 4A1A, VAR, 2.79%, 10/25/45 (m)		71,307
						GSR Mortgage Loan Trust,
				465,868	347,922	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	465,868	347,922
				1,000,000	962,346	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,000,000	962,346
				526,297	514,137	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	526,297	514,137
				60,150	54,521	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	60,150	54,521
						Indymac Index Mortgage Loan Trust,
54,594	43,528					Series 2004-AR7, Class A1, VAR, 2.92%, 09/25/34 (m)	54,594	43,528
				2,880,038	40,617	Series 2005-AR11, Class A7, VAR, IO, 0.71%, 08/25/35	2,880,038	40,617
88,399						Lehman Mortgage Trust,	88,399
	83,537					Series 2007-4, Class 4A1, 6.00%, 05/25/37		83,537
						MASTR Adjustable Rate Mortgages Trust,
				356,142	354,796	Series 2004-13, Class 2A1, VAR, 3.82%, 04/21/34	356,142	354,796
				1,100,000	1,073,318	Series 2004-13, Class 3A6, VAR, 3.79%, 11/21/34	1,100,000	1,073,318
						MASTR Alternative Loans Trust,
				430,151	385,680	Series 2003-9, Class 8A1, 6.00%, 01/25/34	430,151	385,680
				1,099,095	1,020,785	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,099,095	1,020,785
				465,712	432,530	Series 2004-6, Class 7A1, 6.00%, 07/25/34	465,712	432,530
				66,316	43,962	Series 2004-7, Class 30, PO, 08/25/34	66,316	43,962
				475,948	449,571	Series 2004-8, Class 6A1, 5.50%, 09/25/19	475,948	449,571
				599,517	552,305	Series 2004-10, Class 1A1, 4.50%, 09/25/19	599,517	552,305
						MASTR Asset Securitization Trust,
				105,678	105,150	Series 2003-4, Class 2A2, 5.00%, 05/25/18	105,678	105,150
				200,525	198,046	Series 2003-11, Class 6A2, 4.00%, 12/25/33	200,525	198,046
				220,565	166,150	Series 2003-12, Class 15, PO, 12/25/18	220,565	166,150
				304,891	223,996	Series 2004-6, Class PO, PO, 07/25/19	304,891	223,996
				293,572	215,266	Series 2004-8, Class PO, PO, 08/25/19	293,572	215,266
				509,013	365,206	Series 2004-10, Class 15, PO, 10/25/19	509,013	365,206
				974,424		MASTR Resecuritization Trust,	974,424
					640,347	Series 2005-PO, Class 3, PO, 05/28/35 (e)		640,347
76,875						Medallion Trust (Australia),	76,875
	72,153					Series 2004-1G, Class A1, VAR, 2.77%, 05/25/35		72,153
				138,261		MortgageIT Trust,	138,261
					116,766	Series 2005-1, Class 1A1, VAR, 2.80%, 02/25/35		116,766
				111,755		Nomura Asset Acceptance Corp.,	111,755
					112,694	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)		112,694
						RESI Finance LP (Cayman Islands),
499,725	402,550					Series 2003-C, Class B3, VAR, 3.85%, 09/10/35 (e)	499,725	402,550
92,542	73,459					Series 2003-C, Class B4, VAR, 4.05%, 09/10/35 (e)	92,542	73,459
474,303	395,689					Series 2003-D, Class B3, VAR, 3.75%, 12/10/35 (e)	474,303	395,689
155,061	129,583					Series 2003-D, Class B4, VAR, 3.95%, 12/10/35 (e)	155,061	129,583
232,668	148,617					Series 2005-A, Class B3, VAR, 3.03%, 03/10/37 (e)	232,668	148,617
94,967	57,455					Series 2005-A, Class B4, VAR, 3.13%, 03/10/37 (e)	94,967	57,455
						Residential Accredit Loans, Inc.,
				283,105	282,368	Series 2002-QS8, Class A5, 6.25%, 06/25/17	283,105	282,368
				780,428	677,788	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	780,428	677,788
				69,846	70,663	Series 2003-QS3, Class A2, IF, 11.04%, 02/25/18	69,846	70,663
				246,900	20,396	Series 2003-QS3, Class A8, IF, IO, 5.12%, 02/25/18	246,900	20,396
				547,450	50,983	Series 2003-QS9, Class A3, IF, IO, 5.07%, 05/25/18	547,450	50,983
				652,345	615,651	Series 2003-QS14, Class A1, 5.00%, 07/25/18	652,345	615,651
				198,882	192,170	Series 2003-QS18, Class A1, 5.00%, 09/25/18	198,882	192,170
				86,941		Residential Asset Securitization Trust,	86,941
					78,243	Series 2003-A14, Class A1, 4.75%, 02/25/19		78,243
						Residential Funding Mortgage Securities I,
				409,314	374,909	Series 2003-S7, Class A17, 4.00%, 05/25/33	409,314	374,909
				217,943	209,591	Series 2003-S11, Class A1, 2.50%, 06/25/18	217,943	209,591
				165,000	151,979	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	165,000	151,979
				357,056	345,322	Series 2005-SA4, Class 1A1, VAR, 4.93%, 09/25/35	357,056	345,322
15,833						SACO I, Inc.,	15,833
	15,952					Series 1997-2, Class 1A5, 7.00%, 08/25/36 (i)		15,952
				27,656		Salomon Brothers Mortgage Securities VII, Inc.,	27,656
					22,015	Series 2003-UP2, Class 1, PO, 12/25/18		22,015
162,246						Structured Asset Mortgage Investments, Inc.,	162,246
	127,787					Series 2005-AR2, Class 2A1, VAR, 2.71%, 05/25/45		127,787
				400,000		Structured Adjustable Rate Mortgage Loan Trust,	400,000
					358,947	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34		358,947
						Structured Asset Securities Corp.,
				500,000	485,915	Series 2003-8, Class 1A2, 5.00%, 04/25/18	500,000	485,915
				300,981	281,279	Series 2004-20, Class 1A3, 5.25%, 11/25/34	300,981	281,279
273,595						Thornburg Mortgage Securities Trust,	273,595
	269,514					Series 2006-2, Class A2A, VAR, 2.59%, 03/25/36		269,514
						WaMu Mortgage Pass-Through Certificates,
69,281	53,501					Series 2005-AR2, Class 2A21, VAR, 2.81%, 01/25/45	69,281	53,501
177,770	140,942					Series 2005-AR9, Class A1A, VAR, 2.80%, 07/25/45	177,770	140,942
						Washington Mutual Alternative Mortgage Pass-Through Certificates,
				3,071,448	90,474	Series 2005-2, Class 1A4, IF, IO, 2.57%, 04/25/35	3,071,448	90,474
				1,050,697	30,174	Series 2005-2, Class 2A3, IF, IO, 2.52%, 04/25/35	1,050,697	30,174
				800,000	689,788	Series 2005-4, Class CB7, 5.50%, 06/25/35	800,000	689,788
				109,208	76,628	Series 2005-4, Class DP, PO, 06/25/20	109,208	76,628
				309,490	268,276	Series 2005-6, Class 2A4, 5.50%, 08/25/35	309,490	268,276
247,649						Washington Mutual Alternative Mortgage Pass-Through Certificates,	247,649
	195,333					Series 2006-5, Class 2CB1, 6.00%, 07/25/36		195,333
				190,339		Washington Mutual MSC Mortgage Pass-Through Certificates,	190,339
					189,031	Series 2002-MS12, Class A, 6.50%, 05/25/32		189,031
						WaMu Mortgage Pass-Through Certificates,
				70,714	69,684	Series 2003-AR8, Class A, VAR, 4.03%, 08/25/33	70,714	69,684
				297,504	294,428	Series 2003-S4, Class 3A, 5.50%, 06/25/33	297,504	294,428
				452,456	419,849	Series 2003-S8, Class A4, 4.50%, 09/25/18	452,456	419,849
				864,090	830,869	Series 2003-S10, Class A5, 5.00%, 10/25/18	864,090	830,869
				66,469	51,843	Series 2003-S10, Class A6, PO, 10/25/18	66,469	51,843
				124,381	121,481	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	124,381	121,481
				905,378	922,827	Series 2004-S3, Class 2A3, IF, 12.01%, 07/25/34	905,378	922,827
						Wells Fargo Mortgage Backed Securities Trust,
				150,000	145,531	Series 2003-8, Class A9, 4.50%, 08/25/18	150,000	145,531
				82,805	61,936	Series 2003-11, Class 1A, PO, 10/25/18	82,805	61,936
				663,000	644,551	Series 2003-11, Class 1A4, 4.75%, 10/25/18	663,000	644,551
				146,798	145,549	Series 2003-17, Class 2A4, 5.50%, 01/25/34	146,798	145,549
				542,279	510,085	Series 2003-K, Class 1A2, VAR, 4.49%, 11/25/33	542,279	510,085
				307,381	297,775	Series 2004-7, Class 2A2, 5.00%, 07/25/19	307,381	297,775
				527,724	520,462	Series 2004-EE, Class 3A1, VAR, 4.02%, 12/25/34	527,724	520,462
				661,464	646,152	Series 2004-P, Class 2A1, VAR, 4.23%, 09/25/34	661,464	646,152
				600,000	593,285	Series 2004-S, Class A5, VAR, 3.54%, 09/25/34	600,000	593,285
				324,572	321,367	Series 2005-AR10, Class 2A4, VAR, 4.11%, 06/25/35	324,572	321,367
				254,730	245,486	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	254,730	245,486
324,405	314,267					Series 2007-7, Class A1, 6.00%, 06/25/37	324,405	314,267
	5,217,532		-		38,959,318			44,176,850
						Total Collateralized Mortgage Obligations
	7,595,303		70,764,372		96,406,831	(Cost $8,293,077, $70,138,202, $98,659,162 and $177,090,441, respectively)		174,766,506

						Commercial Mortgage-Backed Securities -- 1.2%
				550,000		Banc of America Commercial Mortgage, Inc.,	550,000
					533,068	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47		533,068
						Bear Stearns Commercial Mortgage Securities,
				2,859	2,862	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	2,859	2,862
250,000	233,139					Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m) (y)	250,000	233,139
				250,000	239,924	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	250,000	239,924
				360,000	346,435	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39 (y)	360,000	346,435
				212,543	210,451	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	212,543	210,451
				155,001		Citigroup Commercial Mortgage Trust,	155,001
					156,082	Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49		156,082
						Credit Suisse Mortgage Capital Certificates,
565,000	544,145					Series 2006-C1, Class A4, VAR, 5.61%, 02/15/39 (m)	565,000	544,145
335,000	320,035					Series 2007-C4, Class A3, VAR, 6.00%, 09/15/39 (m)	335,000	320,035
				90,807		DLJ Commercial Mortgage Corp.,	90,807
					92,479	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32		92,479
						LB-UBS Commercial Mortgage Trust,
75,000	70,721					Series 2005-C1, Class A4, 4.74%, 02/15/30	75,000	70,721
195,000	192,024					Series 2006-C4, Class A4, VAR, 5.88%, 06/15/38	195,000	192,024
				100,000	97,510	Series 2008-C1, Class A2, VAR, 6.15%, 04/15/41	100,000	97,510
				330,000		Merrill Lynch Mortgage Trust,	330,000
					316,915	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43		316,915
						Morgan Stanley Capital I,
				198,127	197,319	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	198,127	197,319
				73,087	73,475	Series 2006-T23, Class A1, 5.68%, 08/12/41	73,087	73,475
				200,000		TIAA Retail Commercial Trust (Cayman Islands),	200,000
					195,933	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39		195,933
				450,000		Wachovia Bank Commercial Mortgage Trust,	450,000
					444,961	Series 2004-C15, Class A2, 4.04%, 10/15/41		444,961
						Total Commercial Mortgage-Backed Securities
	1,360,064		-		2,907,414	(Cost $1,402,120, $0, $2,990,622 and $4,392,742, respectively)		4,267,478

						Corporate Bonds -- 10.6%
						Aerospace & Defense -- 0.1%
20,000						L-3 Communications Corp.,	20,000
	18,450					5.88%, 01/15/15		18,450
				135,000		Northrop Grumman Corp.,	135,000
					143,915	7.13%, 02/15/11		143,915
				50,213		Systems 2001 AT LLC (Cayman Islands),	50,213
					51,967	7.16%, 12/15/11 (c) (e)		51,967
	18,450		-		195,882			214,332

						Air Freight & Logistics -- 0.0% (g)
						United Parcel Service, Inc.,
				50,000	50,628	5.50%, 01/15/18	50,000	50,628
65,000	65,883					6.20%, 01/15/38	65,000	65,883
	65,883		-		50,628			116,511

						Airlines -- 0.1%
				85,000		American Airlines, Inc.,	85,000
					82,875	Series 1999-1, 7.02%, 10/15/09 (c)		82,875
						United Air Lines, Inc.,
				85,174	85,493	Series 2001-1, 6.07%, 03/01/13	85,174	85,493
				54,435	53,346	Series 2001-1, 6.20%, 09/01/10 (f)	54,435	53,346
	-		-		221,714			221,714

						Automobiles -- 0.1%
				350,000		Daimler Finance North America LLC,	350,000
					359,996	7.20%, 09/01/09		359,996

						Beverages -- 0.1%
				50,000		Coca-Cola Enterprises, Inc.,	50,000
					56,082	8.50%, 02/01/12		56,082
35,000						Constellation Brands, Inc.,	35,000
	32,900					7.25%, 09/01/16 (m)		32,900
95,000						Diageo Capital plc (United Kingdom),	95,000
	93,764					5.75%, 10/23/17 (m)		93,764
85,000						Dr. Pepper Snapple Group, Inc.,	85,000
	85,351					6.82%, 05/01/18 (e) (m)		85,351
	212,015		-		56,082			268,097

						Capital Markets -- 1.6%
20,000						Arch Western Finance LLC,	20,000
	19,600					6.75%, 07/01/13 (m)		19,600
						Bear Stearns Cos., Inc. (The),
				100,000	98,631	3.25%, 03/25/09 (y)	100,000	98,631
				100,000	96,642	5.70%, 11/15/14 (y)	100,000	96,642
				250,000	247,048	6.40%, 10/02/17 (y)	250,000	247,048
						Credit Suisse First Boston USA, Inc.,
				50,000	47,694	4.88%, 01/15/15	50,000	47,694
				150,000	149,767	5.50%, 08/15/13 (c)	150,000	149,767
				500,000	513,336	6.13%, 11/15/11	500,000	513,336
60,000						Credit Suisse Guernsey Ltd. (Switzerland),	60,000
	50,019					5.86%, 05/15/17 (m) (x)		50,019
						Goldman Sachs Group, Inc. (The),
				200,000	200,006	3.88%, 01/15/09	200,000	200,006
				375,000	360,713	4.75%, 07/15/13	375,000	360,713
				150,000	146,829	5.25%, 10/15/13	150,000	146,829
				100,000	97,848	5.50%, 11/15/14	100,000	97,848
				150,000	143,993	5.95%, 01/18/18	150,000	143,993
105,000	90,530					5.95%, 01/15/27 (m)	105,000	90,530
35,000	32,016			70,000	64,032	6.75%, 10/01/37	105,000	96,048
				200,000	207,617	6.88%, 01/15/11	200,000	207,617
35,000						Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.	35,000
	35,175					PIK, 8.88%, 04/01/15 (m)		35,175
						Lehman Brothers Holdings, Inc.,
				200,000	179,569	4.80%, 03/13/14	200,000	179,569
75,000	70,988					5.63%, 01/24/13	75,000	70,988
				100,000	95,122	5.75%, 05/17/13	100,000	95,122
				175,000	173,147	6.63%, 01/18/12	175,000	173,147
315,000	300,248					VAR, 2.97%, 11/10/09	315,000	300,248
20,000						LVB Acquisition Merger Sub, Inc.,	20,000
	21,200					10.38%, 10/15/17 (e)		21,200
						Merrill Lynch & Co., Inc.,
				200,000	197,712	4.13%, 01/15/09	200,000	197,712
				100,000	97,223	4.79%, 08/04/10	100,000	97,223
				120,000	112,517	5.45%, 07/15/14	120,000	112,517
60,000	58,723					6.05%, 08/15/12	60,000	58,723
				135,000	130,842	6.15%, 04/25/13	135,000	130,842
				80,000	74,131	6.40%, 08/28/17	80,000	74,131
				90,000	85,655	6.88%, 04/25/18	90,000	85,655
						Morgan Stanley,
				400,000	364,492	4.75%, 04/01/14	400,000	364,492
				300,000	305,016	6.60%, 04/01/12	300,000	305,016
185,000	175,292					6.63%, 04/01/18	185,000	175,292
				450,000	461,608	6.75%, 04/15/11	450,000	461,608
100,000	99,614					VAR, 4.78%, 05/14/10	100,000	99,614
				150,000		State Street Corp.,	150,000
					157,466	7.65%, 06/15/10		157,466
				100,000		UBS AG (Switzerland),	100,000
					95,422	5.75%, 04/25/18		95,422
	953,405		-		4,904,078			5,857,483

						Chemicals -- 0.2%
						Dow Chemical Co. (The),
				110,000	113,980	6.00%, 10/01/12	110,000	113,980
				150,000	154,930	6.13%, 02/01/11	150,000	154,930
				30,000	31,818	7.38%, 11/01/29	30,000	31,818
30,000						Huntsman LLC,	30,000
	31,125					11.50%, 07/15/12 (m)		31,125
				80,000		Monsanto Co.,	80,000
					88,108	7.38%, 08/15/12		88,108
30,000						Nalco Co.,	30,000
	30,000					7.75%, 11/15/11		30,000
						PolyOne Corp.,
20,000	20,000					8.88%, 05/01/12 (e)	20,000	20,000
20,000	20,000					8.88%, 05/01/12	20,000	20,000
				50,000		Potash Corp. of Saskatchewan (Canada),	50,000
					49,871	4.88%, 03/01/13		49,871
				90,000		Praxair, Inc.,	90,000
					91,048	5.25%, 11/15/14		91,048
	101,125		-		529,755			630,880

						Commercial Banks -- 1.3%
						Barclays Bank plc (United Kingdom),
				100,000	101,162	5.45%, 09/12/12	100,000	101,162
				150,000	147,029	6.05%, 12/04/17 (e)	150,000	147,029
				75,000		Branch Banking & Trust Co.,	75,000
					72,394	4.88%, 01/15/13		72,394
75,000						Depfa ACS Bank (Ireland),	75,000
	71,237					5.13%, 03/16/37 (e) (m)		71,237
90,000						Deutsche Bank AG (Germany),	90,000
	91,326					5.38%, 10/12/12 (m)		91,326
350,000						Glitnir Banki HF (Iceland),	350,000
	348,041					VAR, 2.87%, 10/15/08 (e) (m)		348,041
				50,000		HSBC Holdings plc (United Kingdom),	50,000
					49,326	7.35%, 11/27/32		49,326
200,000						HBOS plc (United Kingdom),	200,000
	142,440					5.92%, 10/01/15 (e) (m) (x)		142,440
				250,000		Huntington National Bank (The),	250,000
					252,036	8.00%, 04/01/10		252,036
200,000						ICICI Bank Ltd. (India),	200,000
	193,920					VAR, 3.25%, 01/12/10 (e) (m)		193,920
						Keycorp,
				200,000	197,189	4.70%, 05/21/09	200,000	197,189
				35,000	31,250	6.50%, 05/14/13	35,000	31,250
				75,000		Marshall & Ilsley Corp.,	75,000
					72,436	5.35%, 04/01/11		72,436
				20,000		National City Bank,	20,000
					18,071	VAR, 2.93%, 01/21/10		18,071
				50,000		PNC Funding Corp.,	50,000
					46,316	5.25%, 11/15/15		46,316
				50,000		Regions Financial Corp.,	50,000
					45,038	7.38%, 12/10/37		45,038
				190,000		Royal Bank of Canada (Canada),	190,000
					190,371	3.88%, 05/04/09		190,371
150,000						Shinsei Finance II (Cayman Islands),	150,000
	105,563					7.16%, 07/25/16 (e) (x)		105,563
100,000						Standard Chartered plc (United Kingdom),	100,000
	80,247					6.41%, 01/30/17 (e) (x)		80,247
				250,000		SunTrust Bank,	250,000
					254,610	6.38%, 04/01/11		254,610
				100,000		US Bancorp,	100,000
					107,361	7.50%, 06/01/26		107,361
				250,000		U.S. Bank N.A.,	250,000
					259,387	7.13%, 12/01/09		259,387
300,000						VTB Capital S.A. for Vneshtorgbank (Russia),	300,000
	299,213					VAR, 3.38%, 08/01/08 (e) (m)		299,213
						Wachovia Bank N.A.,
145,000	98,600					5.80%, 03/15/11 (x)	145,000	98,600
				250,000	217,848	6.60%, 01/15/38	250,000	217,848
				100,000	105,386	7.80%, 08/18/10	100,000	105,386
						Wachovia Corp.,
				240,000	239,827	3.50%, 08/15/08	240,000	239,827
				150,000	148,300	3.63%, 02/17/09	150,000	148,300
95,000						Wells Fargo Capital XIII,	95,000
	94,434					7.70%, 03/26/13 (x)		94,434
				260,000		Wells Fargo & Co.,	260,000
					258,825	3.13%, 04/01/09		258,825
150,000						Woori Bank (South Korea),	150,000
	149,955					VAR, 5.75%, 03/13/14 (e)		149,955
	1,674,976		-		2,814,162			4,489,138

						Commercial Services & Supplies -- 0.0% (g)
40,000						ACCO Brands Corp.,	40,000
	36,000					7.63%, 08/15/15 (m)		36,000
10,000						Allied Waste North America, Inc.,	10,000
	10,150					7.38%, 04/15/14 (m)		10,150
20,000						Corrections Corp. of America,	20,000
	19,250					6.25%, 03/15/13 (m)		19,250
	65,400		-		-			65,400

						Communications Equipment -- 0.0% (g)
				80,000		Cisco Systems, Inc.,	80,000
					80,713	5.50%, 02/22/16		80,713

						Computers & Peripherals -- 0.1%
						International Business Machines Corp.,
				150,000	151,509	5.39%, 01/22/09	150,000	151,509
				50,000	50,052	6.22%, 08/01/27	50,000	50,052
135,000						Hewlett-Packard Co.,	135,000
	133,707					4.50%, 03/01/13 (m)		133,707
	133,707		-		201,561			335,268

						Consumer Finance -- 0.6%
						Capital One Financial Corp.,
				65,000	61,824	5.70%, 09/15/11	65,000	61,824
				185,000	180,701	6.25%, 11/15/13 (c)	185,000	180,701
45,000						GMAC LLC,	45,000
	30,815					6.88%, 08/28/12 (m)		30,815
						HSBC Finance Corp.,
				150,000	141,784	5.00%, 06/30/15	150,000	141,784
				150,000	146,342	5.25%, 01/15/14	150,000	146,342
				500,000	503,998	6.50%, 11/15/08	500,000	503,998
						International Lease Finance Corp.,
				40,000	35,687	5.88%, 05/01/13	40,000	35,687
200,000	187,116					VAR, 2.86%, 05/24/10 (m)	200,000	187,116
						John Deere Capital Corp.,
				20,000	19,750	4.50%, 04/03/13	20,000	19,750
60,000	59,131					5.35%, 04/03/18 (m)	60,000	59,131
						SLM Corp.,
				150,000	139,734	Series A, 4.00%, 01/15/10	150,000	139,734
				100,000	88,077	Series A, 5.38%, 01/15/13	100,000	88,077
250,000	234,387					VAR, 3.06%, 07/27/09 (m)	250,000	234,387
				100,000		Toyota Motor Credit Corp.,	100,000
					99,963	2.88%, 08/01/08		99,963
				100,000		Washington Mutual Financial Corp.,	100,000
					102,585	6.88%, 05/15/11		102,585
	511,449		-		1,520,445			2,031,894

						Containers & Packaging -- 0.0% (g)
10,000						Owens-Brockway Glass Container, Inc.,	10,000
	10,250					8.25%, 05/15/13		10,250
20,000						Smurfit-Stone Container Enterprises, Inc.,	20,000
	17,550					8.38%, 07/01/12		17,550
	27,800		-		-			27,800

						Diversified Consumer Services -- 0.0% (g)
30,000						Service Corp. International,	30,000
	30,000					7.38%, 10/01/14		30,000
20,000						Stewart Enterprises, Inc.,	20,000
	19,000					6.25%, 02/15/13		19,000
	49,000		-		-			49,000

						Diversified Financial Services -- 1.3%
				250,000		Associates Corp. of North America,	250,000
					259,925	8.55%, 07/15/09		259,925
						Bank of America Corp.,
115,000	107,363			205,000	191,385	5.65%, 05/01/18	320,000	298,748
				570,000	594,913	7.80%, 02/15/10	570,000	594,913
				40,000		BHP Billiton Finance USA Ltd. (Australia),	40,000
					38,180	5.40%, 03/29/17		38,180
80,000						Caterpillar Financial Services Corp.,	80,000
	79,309					5.45%, 04/15/18 (m)		79,309
				150,000		CIT Group, Inc.,	150,000
					124,677	7.63%, 11/30/12 (c)		124,677
						Citigroup, Inc.,
				150,000	136,346	4.70%, 05/29/15	150,000	136,346
100,000	97,598					5.50%, 04/11/13 (m)	100,000	97,598
				300,000	295,143	5.63%, 08/27/12	300,000	295,143
85,000	81,079					6.00%, 08/15/17 (m)	85,000	81,079
65,000	62,381					6.13%, 11/21/17 (m)	65,000	62,381
				100,000	95,697	6.13%, 05/15/18	100,000	95,697
						General Electric Capital Corp.,
				200,000	195,934	4.80%, 05/01/13	200,000	195,934
95,000	95,926			100,000	100,975	5.25%, 10/19/12	195,000	196,901
				400,000	386,822	5.63%, 05/01/18	400,000	386,822
40,000	36,251			100,000	90,627	5.88%, 01/14/38 (c)	140,000	126,878
60,000	56,303					6.15%, 08/07/37 (m)	60,000	56,303
				500,000	525,667	7.38%, 01/19/10 (c)	500,000	525,667
				390,000	404,617	Series A, 5.88%, 02/15/12	390,000	404,617
				110,000	113,672	Series A, 6.00%, 06/15/12	110,000	113,672
				200,000	201,390	Series A, 6.75%, 03/15/32	200,000	201,390
				130,000		Textron Financial Corp.,	130,000
					131,435	5.13%, 02/03/11		131,435
55,000						Visant Corp.,	55,000
	54,037					7.63%, 10/01/12		54,037
	670,247		-		3,887,405			4,557,652

						Diversified Telecommunication Services -- 0.9%
						AT&T, Inc.,
				125,000	124,567	4.95%, 01/15/13	125,000	124,567
				50,000	48,450	5.50%, 02/01/18	50,000	48,450
				70,000	68,298	5.60%, 05/15/18	70,000	68,298
130,000	122,818					6.30%, 01/15/38 (m)	130,000	122,818
				100,000		BellSouth Corp.,	100,000
					98,547	5.20%, 09/15/14		98,547
						Bellsouth Telecommunications, Inc.,
				261,685	265,432	6.30%, 12/15/15	261,685	265,432
				400,000		British Telecommunications plc (United Kingdom),	400,000
					429,500	8.62%, 12/15/10		429,500
				180,000		France Telecom S.A. (France),	180,000
					190,627	7.75%, 03/01/11		190,627
				150,000		Nynex Capital Funding Co.,	150,000
					154,200	SUB, 8.23%, 10/15/09		154,200
13,000						Qwest Communications International, Inc.,	13,000
	12,935					VAR, 6.18%, 02/15/09		12,935
20,000						Qwest Corp.,	20,000
	20,400					8.88%, 03/15/12		20,400
						Sprint Capital Corp.,
				100,000	99,000	8.38%, 03/15/12	100,000	99,000
				60,000	57,150	8.75%, 03/15/32	60,000	57,150
						Telecom Italia Capital S.A. (Luxembourg),
				50,000	45,763	4.95%, 09/30/14	50,000	45,763
				130,000	122,804	5.25%, 11/15/13	130,000	122,804
25,000	25,403					7.72%, 06/04/38	25,000	25,403
				100,000		Telefonica Emisones S.A.U. (Spain),	100,000
					100,668	5.86%, 02/04/13		100,668
				115,000		TELUS Corp. (Canada),	115,000
					123,472	8.00%, 06/01/11		123,472
90,000						Verizon Communications, Inc.,	90,000
	83,779					6.40%, 02/15/38		83,779
				650,000		Verizon Global Funding Corp.,	650,000
					690,073	7.25%, 12/01/10		690,073
				100,000		Verizon Pennsylvania, Inc.,	100,000
					112,303	8.35%, 12/15/30		112,303
				100,000		Verizon Virginia, Inc.,	100,000
					96,668	Series A, 4.63%, 03/15/13		96,668
	265,335		-		2,827,522			3,092,857

						Electric Utilities -- 0.6%
175,000						Abu Dhabi National Energy Co. (United Arab Emirates),	175,000
	176,341					5.62%, 10/25/12 (e) (m)		176,341
				25,000		Alabama Power Co.,	25,000
					25,211	6.13%, 05/15/38		25,211
				100,000		Carolina Power & Light Co.,	100,000
					100,622	5.13%, 09/15/13		100,622
				100,000		CenterPoint Energy Houston Electric LLC,	100,000
					99,633	Series M2, 5.75%, 01/15/14		99,633
				40,000		Columbus Southern Power Co.,	40,000
					39,768	6.05%, 05/01/18		39,768
				75,000		Duke Energy Corp.,	75,000
					73,145	5.10%, 04/15/18		73,145
100,000						E.ON International Finance BV (Netherlands),	100,000
	98,101					5.80%, 04/30/18 (e) (m)		98,101
				150,000		Exelon Generation Co. LLC,	150,000
					155,036	6.95%, 06/15/11		155,036
						Florida Power & Light Co.,
				30,000	29,600	5.95%, 10/01/33	30,000	29,600
85,000	84,027			30,000	29,657	5.95%, 02/01/38 (c)	115,000	113,684
250,000						Ohio Power, Co.,	250,000
	245,071					VAR, 2.91%, 04/05/10		245,071
				75,000		Pacific Gas & Electric Co.,	75,000
					74,709	5.63%, 11/30/17 (c)		74,709
155,000						PacifiCorp,	155,000
	155,039					4.30%, 09/15/08 (m)		155,039
				75,000		Potomac Electric Power,	75,000
					73,236	6.50%, 11/15/37		73,236
				65,000		PSEG Power LLC,	65,000
					69,260	7.75%, 04/15/11		69,260
				175,000		Public Service Co. of Oklahoma,	175,000
					165,130	Series G, 6.63%, 11/15/37		165,130
						Virginia Electric and Power Co.,
				140,000	140,070	5.10%, 11/30/12	140,000	140,070
				50,000	48,267	5.40%, 04/30/18	50,000	48,267
				70,000	70,347	5.95%, 09/15/17	70,000	70,347
70,000	68,152					6.35%, 11/30/37	70,000	68,152
	826,731		-		1,193,691			2,020,422

						Energy Equipment & Services -- 0.0% (g)
30,000						Cameron International Corp.,	30,000
	29,960					7.00%, 07/15/38 (m)		29,960
60,000						Transocean, Inc. (Cayman Islands),	60,000
	61,364					6.80%, 03/15/38		61,364
	91,324		-		-			91,324

						Food & Staples Retailing -- 0.2%
140,062						CVS Lease Pass-Through,	140,062
	130,052					6.04%, 12/10/28 (e) (m)		130,052
200,000						CVS/Caremark Corp.,	200,000
	195,186					VAR, 2.98%, 06/01/10 (m)		195,186
						Kroger Co. (The),
50,000	50,998					6.40%, 08/15/17	50,000	50,998
				150,000	156,976	8.05%, 02/01/10	150,000	156,976
50,000						Safeway, Inc.,	50,000
	51,458					6.35%, 08/15/17		51,458
100,000						Wal-Mart Stores, Inc.,	100,000
	102,915					6.50%, 08/15/37		102,915
	530,609		-		156,976			687,585

						Food Products -- 0.1%
10,000						Del Monte Corp.,	10,000
	9,525					6.75%, 02/15/15 (m)		9,525
				50,000		Kellogg Co.,	50,000
					48,572	4.25%, 03/06/13		48,572
						Kraft Foods, Inc.,
				165,000	160,393	6.13%, 02/01/18	165,000	160,393
				100,000	97,221	6.88%, 02/01/38	100,000	97,221
	9,525		-		306,186			315,711

						Gas Utilities -- 0.1%
				25,000		CenterPoint Energy Resources Corp.,	25,000
					24,353	6.13%, 11/01/17 (c)		24,353
				80,000		KeySpan Gas East Corp.,	80,000
					84,101	7.88%, 02/01/10		84,101
140,000						Nakilat, Inc. (Qatar),	140,000
	123,820					6.07%, 12/31/33 (e)		123,820
30,000						Sonat, Inc.,	30,000
	30,284					7.63%, 07/15/11		30,284
				50,000		TransCanada Pipelines Ltd. (Canada),	50,000
					47,022	4.00%, 06/15/13		47,022
	154,104		-		155,476			309,580

						Health Care Equipment & Supplies -- 0.0% (g)
30,000						Cooper Cos., Inc. (The),	30,000
	28,800					7.13%, 02/15/15 (m)		28,800

						Health Care Providers & Services -- 0.1%
						HCA, Inc.,
30,000	30,900					9.25%, 11/15/16 (m)	30,000	30,900
15,000	15,450					PIK, 9.63%, 11/15/16 (m)	15,000	15,450
125,000						UnitedHealth Group, Inc.,	125,000
	120,482					VAR, 2.98%, 06/21/10		120,482
	166,832		-		-			166,832

						Hotels, Restaurants & Leisure -- 0.0% (g)
30,000						McDonald's Corp.,	30,000
	29,838					6.30%, 10/15/37		29,838
35,000						MGM Mirage, Inc.,	35,000
	28,350					5.88%, 02/27/14		28,350
	58,188		-		-			58,188

						Household Durables -- 0.0% (g)
23,000						Beazer Homes USA, Inc.,	23,000
	16,445					6.88%, 07/15/15 (m)		16,445
20,000						Jarden Corp.,	20,000
	17,400					7.50%, 05/01/17		17,400
35,000						Sealy Mattress Co.,	35,000
	28,700					8.25%, 06/15/14		28,700
	62,545		-		-			62,545

						Household Products -- 0.0% (g)
10,000						Visant Holding Corp.,	10,000
	9,700					SUB, 0.00%, 12/01/13		9,700

						Independent Power Producers & Energy Traders -- 0.0% (g)
60,000						NRG Energy, Inc.,	60,000
	56,475					7.38%, 02/01/16		56,475

						Industrial Conglomerates -- 0.1%
						General Electric Co.,
				250,000	251,800	5.00%, 02/01/13	250,000	251,800
65,000	62,487					5.25%, 12/06/17 (m)	65,000	62,487
	62,487		-		251,800			314,287

						Insurance -- 1.1%
120,000				60,000		Allstate Life Global Funding Trusts,	180,000
	119,529				59,765	5.38%, 04/30/13 (m)		179,294
						American International Group, Inc.,
				130,000	119,373	4.25%, 05/15/13	130,000	119,373
65,000	61,172					VAR, 8.17%, 05/15/58 (e) (m)	65,000	61,172
				300,000		ASIF Global Financing XIX,	300,000
					288,225	4.90%, 01/17/13 (e)		288,225
				250,000		ASIF Global Financing XXIII,	250,000
					249,151	3.90%, 10/22/08 (e)		249,151
				165,000		Genworth Global Funding Trusts,	165,000
					165,045	5.20%, 10/08/10		165,045
				200,000		Jackson National Life Global Funding,	200,000
					207,366	6.13%, 05/30/12 (e)		207,366
						John Hancock Global Funding II,
				100,000	99,800	3.50%, 01/30/09 (e)	100,000	99,800
				100,000	106,524	7.90%, 07/02/10 (e)	100,000	106,524
70,000						Liberty Mutual Group, Inc.,	70,000
	61,216					7.50%, 08/15/36 (e)		61,216
100,000						Lincoln National Corp.,	100,000
	91,087					VAR, 7.00%, 05/17/66		91,087
				200,000		MassMutual Global Funding II,	200,000
					198,335	3.50%, 03/15/10 (e)		198,335
						Metropolitan Life Global Funding I,
125,000	123,086					5.13%, 04/10/13 (e)	125,000	123,086
				100,000	98,253	5.20%, 09/18/13 (e)	100,000	98,253
				150,000		Monumental Global Funding II,	150,000
					148,752	4.38%, 07/30/09 (e)		148,752
						Nationwide Financial Services,
				100,000	101,906	6.25%, 11/15/11	100,000	101,906
40,000	31,682					6.75%, 05/15/67	40,000	31,682
						New York Life Global Funding,
				75,000	75,164	3.88%, 01/15/09 (e)	75,000	75,164
				250,000	255,495	5.38%, 09/15/13 (e)	250,000	255,495
				145,000		Pacific Life Global Funding,	145,000
					144,902	3.75%, 01/15/09 (e)		144,902
						Principal Life Global Funding I,
80,000	80,000					5.30%, 04/24/13	80,000	80,000
				300,000	314,275	6.25%, 02/15/12 (e)	300,000	314,275
						Protective Life Secured Trust,
				85,000	84,191	4.00%, 10/07/09	85,000	84,191
				200,000	194,842	4.00%, 04/01/11	200,000	194,842
90,000						Reinsurance Group of America, Inc.,	90,000
	70,771					VAR, 6.75%, 12/15/65		70,771
200,000						Stingray Pass-Through Trust,	200,000
	30,000					5.90%, 01/12/15 (e)		30,000
195,000						Swiss RE Capital I LP (United Kingdom),	195,000
	171,937					6.85%, 05/25/16 (e) (x)		171,937
						Travelers Cos., Inc. (The),
				25,000	24,324	5.80%, 05/15/18	25,000	24,324
55,000	47,253					VAR, 6.25%, 03/15/37	55,000	47,253
210,000						XL Capital Ltd. (Cayman Islands),	210,000
	141,750					6.50%, 04/15/17 (x)		141,750
	1,029,483		-		2,935,688			3,965,171

						IT Services -- 0.0% (g)
55,000						Iron Mountain, Inc.,	55,000
	51,425					6.63%, 01/01/16 (m)		51,425

						Machinery -- 0.0% (g)
10,000						Baldor Electric Co.,	10,000
	10,050					8.63%, 02/15/17 (m)		10,050
				25,000		Parker-Hannifin Corp.,	25,000
					25,079	5.50%, 05/15/18		25,079
45,000						Terex Corp.,	45,000
	44,662					8.00%, 11/15/17		44,662
	54,712		-		25,079			79,791

						Media -- 0.5%
25,000						Charter Communications Operating LLC/Charter Communications Operating Capital,	25,000
	23,625					8.00%, 04/30/12 (e) (m)		23,625
						Comcast Cable Communications Holdings, Inc.,
105,000	103,277					6.95%, 08/15/37 (m)	105,000	103,277
				125,000	131,781	7.13%, 06/15/13	125,000	131,781
				335,000		Comcast Cable Holdings LLC	335,000
					377,618	9.80%, 02/01/12		377,618
						Comcast Corp.,
				100,000	100,075	5.50%, 03/15/11	100,000	100,075
				50,000	48,854	5.90%, 03/15/16	50,000	48,854
50,000						Dex Media, Inc.,	50,000
	35,750					SUB, 0.00%, 11/15/13 (m)		35,750
55,000						DIRECTV Holdings LLC	55,000
	51,563					6.38%, 06/15/15 (m)		51,563
60,000						Echostar DBS Corp.,	60,000
	55,350					7.13%, 02/01/16 (m)		55,350
				100,000		Historic TW, Inc.,	100,000
					114,729	9.15%, 02/01/23		114,729
20,000						Quebecor Media, Inc. (Canada),	20,000
	18,600					7.75%, 03/15/16		18,600
30,000						Time Warner Cable, Inc.,	30,000
	27,630					6.55%, 05/01/37		27,630
						Time Warner Entertainment Co. LP,
				50,000	53,880	8.38%, 03/15/23	50,000	53,880
				150,000	168,395	10.15%, 05/01/12	150,000	168,395
145,000						Time Warner, Inc.	145,000
	136,728					VAR, 3.13%, 06/16/09 (m)		136,728
200,000						Viacom, Inc.,	200,000
	197,890					VAR, 3.13%, 06/16/09 (m)		197,890
15,000						Videotron Ltee (Canada),	15,000
	14,475					6.88%, 01/15/14		14,475
225,000						Walt Disney Co. (The),	225,000
	226,416					4.70%, 12/01/12 (m)		226,416
	891,304		-		995,332			1,886,636

						Metals & Mining -- 0.1%
				100,000		Alcoa, Inc.,	100,000
					93,635	5.55%, 02/01/17		93,635
35,000						Freeport-McMoRan Copper & Gold, Inc.,	35,000
	36,794					8.25%, 04/01/15 (m)		36,794
180,000						Rio Tinto Finance USA Ltd. (Australia),	180,000
	180,998					5.88%, 07/15/13		180,998
	217,792		-		93,635			311,427

						Multi-Utilities -- 0.1%
				130,000		DTE Energy Co.,	130,000
					131,895	Series A, 6.65%, 04/15/09		131,895
				150,000		Duke Energy Carolinas LLC,	150,000
					154,341	5.63%, 11/30/12		154,341
90,000						MidAmerican Energy Holdings Co.,	90,000
	86,424					6.13%, 04/01/36		86,424
25,000						Mirant North America LLC,	25,000
	24,781					7.38%, 12/31/13		24,781
35,000						Veolia Environnement (France),	35,000
	34,920					6.00%, 06/01/18		34,920
	146,125		-		286,236			432,361

						Multiline Retail -- 0.0% (g)
15,000						Neiman-Marcus Group, Inc. (The),	15,000
	14,812					PIK, 9.00%, 10/15/15		14,812

						Oil, Gas & Consumable Fuels -- 0.5%
				100,000		Canadian Natural Resources Ltd. (Canada),	100,000
					99,360	5.90%, 02/01/18		99,360
						Chesapeake Energy Corp.,
40,000	37,400					6.50%, 08/15/17 (m)	40,000	37,400
15,000	14,700					7.00%, 08/15/14 (m)	15,000	14,700
				75,000		ConocoPhillips Canada Funding Co. (Canada),	75,000
					76,409	5.63%, 10/15/16 (c)		76,409
				125,000		ConocoPhillips Co.,	125,000
					136,031	8.75%, 05/25/10		136,031
105,000						Enterprise Products Operating LP,	105,000
	104,266					6.30%, 09/15/17 (m)		104,266
135,000						Gaz Capital S.A. for Gazprom (Russia),	135,000
	124,065					7.29%, 08/16/37 (e) (m)		124,065
115,574						Gazprom International S.A. (Russia),	115,574
	115,285					7.20%, 02/01/20		115,285
80,000						Kinder Morgan Energy Partners LP,	80,000
	75,644					6.50%, 02/01/37		75,644
				150,000		Marathon Oil Corp.,	150,000
					149,144	6.00%, 10/01/17		149,144
65,000						Nexen, Inc. (Canada),	65,000
	61,545					6.40%, 05/15/37		61,545
						Pemex Project Funding Master Trust,
150,000	150,750					VAR, 4.08%, 06/15/10	150,000	150,750
150,000	150,600					VAR, 4.08%, 06/15/10 (e)	150,000	150,600
280,000						Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),	280,000
	271,902					5.83%, 09/30/16 (e)		271,902
45,000						Suncor Energy, Inc. (Canada),	45,000
	45,914					6.85%, 06/01/39		45,914
40,000						Valero Energy Corp.,	40,000
	36,674					6.63%, 06/15/37		36,674
55,000						XTO Energy, Inc.,	55,000
	52,564					6.38%, 06/15/38		52,564
	1,241,309		-		460,944			1,702,253

						Paper & Forest Products -- 0.1%
						Georgia Pacific LLC,
15,000	14,100					7.00%, 01/15/15 (e) (m)	15,000	14,100
50,000	47,250					7.70%, 06/15/15 (m)	50,000	47,250
								-
						International Paper Co.,
				165,000	159,741	4.00%, 04/01/10	165,000	159,741
				55,000	54,820	4.25%, 01/15/09	55,000	54,820
				100,000		Weyerhaeuser Co.,	100,000
					102,992	6.75%, 03/15/12		102,992
	61,350		-		317,553			378,903

						Personal Products -- 0.0% (g)
				93,384		Procter & Gamble - Esop,	93,384
					117,333	Series A, 9.36%, 01/01/21		117,333

						Pharmaceuticals -- 0.0% (g)
				35,000		AstraZeneca plc (United Kingdom),	35,000
					35,837	5.40%, 06/01/14		35,837

						Real Estate -- 0.0% (g)
25,000						Host Hotels & Resorts LP,	25,000
	23,250					7.13%, 11/01/13 (m)		23,250

						Real Estate Investment Trusts (REITs) -- 0.1%
				100,000		HRPT Properties Trust,	100,000
					91,864	6.65%, 01/15/18		91,864
						Simon Property Group LP,
				50,000	48,348	5.63%, 08/15/14	50,000	48,348
				20,000	19,570	6.10%, 05/01/16	20,000	19,570
	-		-		159,782			159,782

						Real Estate Management & Development -- 0.0% (g)
				30,000		ERP Operating LP,	30,000
					29,755	4.75%, 06/15/09		29,755

						Road & Rail -- 0.1%
						Burlington Northern Santa Fe Corp.,
				60,000	60,551	6.13%, 03/15/09	60,000	60,551
				150,000	157,918	7.13%, 12/15/10	150,000	157,918
	-		-		218,469			218,469

						Semiconductors & Semiconductor Equipment -- 0.0% (g)
20,000						Sensata Technologies BV (Netherlands),	20,000
	18,400					8.25%, 05/01/14		18,400

						Software -- 0.0% (g)
						Oracle Corp.,
				50,000	49,957	5.75%, 04/15/18	50,000	49,957
30,000	30,074					6.50%, 04/15/38	30,000	30,074
				50,000		Oracle Corp. and Ozark Holding, Inc.,	50,000
					49,199	5.25%, 01/15/16		49,199
	30,074		-		99,156			129,230

						Specialty Retail -- 0.0% (g)
				30,000		Home Depot, Inc.,	30,000
					27,548	5.40%, 03/01/16		27,548

						Textiles, Apparel & Luxury Goods -- 0.0% (g)
35,000						Hanesbrands, Inc.,	35,000
	32,550					VAR, 6.51%, 12/15/14 (m)		32,550

						Thrifts & Mortgage Finance -- 0.3%
100,000						Bancaja US Debt S.A.U. (Spain),	100,000
	96,227					VAR, 2.86%, 07/10/09 (e) (m)		96,227
						Countrywide Financial Corp.,
60,000	56,748					5.80%, 06/07/12 (m)	60,000	56,748
20,000	19,207					VAR, 3.02%, 03/24/09 (m)	20,000	19,207
				250,000		Countrywide Home Loans, Inc.,	250,000
					227,596	4.00%, 03/22/11		227,596
250,000						Sovereign Bancorp, Inc.,	250,000
	239,491					VAR, 2.96%, 03/01/09 (m)		239,491
				250,000		Washington Mutual Bank,	250,000
					195,000	5.65%, 08/15/14		195,000
						Washington Mutual, Inc.,
				90,000	78,300	4.20%, 01/15/10	90,000	78,300
				50,000	36,937	7.25%, 11/01/17	50,000	36,937
				300,000		World Savings Bank FSB,	300,000
					299,676	4.50%, 06/15/09 (c)		299,676
	411,673		-		837,509			1,249,182

						Tobacco -- 0.0% (g)
35,000						Philip Morris International, Inc.,	35,000
	34,108					6.38%, 05/16/38		34,108

						Water Utilities -- 0.0% (g)
				100,000		American Water Capital Corp.,	100,000
					95,920	6.09%, 10/15/17		95,920

						Wireless Telecommunication Services -- 0.2%
				150,000		AT&T Wireless Services, Inc.,	150,000
					159,698	7.88%, 03/01/11		159,698
25,000						Intelsat Jackson Holdings Ltd. (Bermuda),	25,000
	25,187					9.25%, 06/15/16 (m)		25,187
				380,000		Sprint Nextel Corp.,	380,000
					326,800	6.00%, 12/01/16		326,800
				50,000		Vodafone Group plc (United Kingdom),	50,000
					47,308	5.00%, 09/15/15		47,308
	25,187		-		533,806			558,993
						Total Corporate Bonds
	11,089,666		-		26,983,654	(Cost $11,861,937, $0, $27,233,726 and $39,095,663, respectively)		38,073,320

						Foreign Government Securities -- 0.7%
CAD 245,000						Government of Canada (Canada),	CAD 245,000
	242,987					3.75%, 06/01/12		242,987
280,000						Government of Ukraine (Ukraine),	280,000
	248,500					6.58%, 11/21/16		248,500
105,000						IIRSA Norte Finance Ltd. (Peru),	105,000
	116,550					8.75%, 05/30/24		116,550
				400,000		Province of Quebec (Canada),	400,000
					406,437	5.75%, 02/15/09		406,437
200,000						Republic of Argentina (Argentina),	200,000
	95,200					VAR, 3.00%, 04/30/13		95,200
						Republic of Brazil (Brazil),
103,000	114,381					8.00%, 01/15/18	103,000	114,381
20,000	33,900					12.25%, 03/06/30	20,000	33,900
55,000	93,225					12.25%, 03/06/30	55,000	93,225
100,000						Republic of Guatemala (Guatemala),	100,000
	114,000					9.25%, 08/01/13		114,000
75,000						Russian Federation (Russia),	75,000
	132,844					12.75%, 06/24/28		132,844
						United Mexican States (Mexico),
				150,000	150,450	4.63%, 10/08/08	150,000	150,450
				100,000	107,380	6.63%, 03/03/15	100,000	107,380
65,000	79,105					8.00%, 09/24/22	65,000	79,105
400,000	400,400					VAR, 3.41%, 01/13/09	400,000	400,400
						Total Foreign Government Securities
	1,671,092		-		664,267	(Cost $1,701,197, $0, $650,992 and $2,352,189, respectively)		2,335,359

						Mortgage Pass-Through Securities -- 13.3%
						Federal Home Loan Mortgage Corp. Conventional Pools,
				371,754	372,757	ARM, 4.14%, 04/01/34	371,754	372,757
				254,517	257,642	ARM, 4.64%, 03/01/35	254,517	257,642
433,108	438,952					ARM, 5.87%, 01/01/37 (m)	433,108	438,952
		166,990	168,191			ARM, 6.25%, 01/01/27	166,990	168,191
		45,793	46,285			ARM, 6.45%, 04/01/30	45,793	46,285
						30 Year, Single Family,
		14,121	14,495			9.00%, 12/01/09	14,121	14,495
				55,411	62,711	10.00%, 01/01/20-09/01/20	55,411	62,711
				5,177	5,878	12.00%, 07/01/19	5,177	5,878
2,495,000	2,390,522					TBA, 5.00%, 07/15/38	2,495,000	2,390,522
1,350,000	1,363,500					TBA, 6.00%, 07/15/38	1,350,000	1,363,500
						Federal Home Loan Mortgage Corp. Gold Pools,
						15 Year, Single Family,
				1,268,894	1,220,679	4.00%, 05/01/14-05/01/19	1,268,894	1,220,679
				633,976	618,452	4.50%, 08/01/18-05/01/19	633,976	618,452
		279,067	278,609			5.00%, 12/01/13 - 04/01/14	279,067	278,609
		83,522	84,593			5.50%, 03/01/14	83,522	84,593
		27,892	28,578			6.00%, 04/01/14	27,892	28,578
		63,694	66,610	524,047	546,092	6.50%, 06/01/14 - 02/01/19	587,741	612,702
		12,298	12,738	290,807	305,058	7.00%, 02/01/11 - 01/01/17	303,105	317,796
		8,197	8,282	3,903	3,944	7.50%, 09/01/10	12,100	12,226
		679	698	40,286	44,751	8.50%, 12/01/09 - 11/01/15	40,965	45,449
				2,503	2,615	9.00%, 06/01/10	2,503	2,615
						20 Year, Single Family,
				127,482	130,276	6.00%, 12/01/22	127,482	130,276
				232,788	242,524	6.50%, 11/01/22	232,788	242,524
						30 Year, Single Family,
				427,416	388,010	4.00%, 09/01/35	427,416	388,010
				276,910	274,358	5.50%, 10/01/33	276,910	274,358
50,889	51,524	216,974	221,040	281,595	285,549	6.00%, 04/01/26 - 02/01/35	549,458	558,113
		1,062,229	1,105,260	187,400	193,897	6.50%, 11/01/25 - 11/01/34	1,249,629	1,299,157
				189,805	200,436	7.00%, 04/01/35	189,805	200,436
		14,815	16,382			8.50%, 07/01/28	14,815	16,382
						Other,
				299,679	312,207	7.00%, 07/01/29	299,679	312,207
						Federal National Mortgage Association Pools,
				342,301	346,341	ARM, 3.80%, 07/01/33	342,301	346,341
				337,976	340,798	ARM, 4.12%, 01/01/34	337,976	340,798
				244,926	246,290	ARM, 4.23%, 10/01/34	244,926	246,290
				308,549	309,648	ARM, 4.27%, 05/01/35	308,549	309,648
				117,713	121,467	ARM, 4.71%, 04/01/34	117,713	121,467
				15,021	15,050	ARM, 4.73%, 03/01/29	15,021	15,050
				634,575	643,515	ARM, 4.77%, 08/01/34	634,575	643,515
				802,829	810,865	ARM, 4.83%, 01/01/35	802,829	810,865
				307,100	311,063	ARM, 4.89%, 04/01/33	307,100	311,063
				6,019	6,036	ARM, 5.74%, 03/01/19	6,019	6,036
						15 Year, Single Family,
				646,065	598,316	3.50%, 09/01/18-06/01/19	646,065	598,316
				3,402,580	3,235,003	4.00%, 07/01/18-12/01/18	3,402,580	3,235,003
750,000	724,687			645,356	629,926	4.50%, 07/01/18-07/25/23	1,395,356	1,354,613
				68,956	68,870	5.00%, 06/01/18	68,956	68,870
		677,371	689,007			5.50%, 11/01/16	677,371	689,007
145,000	148,625	118,929	122,280	531,969	546,774	6.00%, 04/01/13 - 07/25/23	795,898	817,679
		57,553	59,970	177,186	184,455	6.50%, 11/01/11 - 08/01/20	234,739	244,425
		233,093	243,801	55,343	57,910	8.00%, 11/01/12 - 01/01/16	288,436	301,711
						20 Year, Single Family,
				284,013	267,520	4.50%, 01/01/25	284,013	267,520
		1,180,830	1,152,322			5.00%, 11/01/23	1,180,830	1,152,322
		1,140,293	1,164,454			6.00%, 03/01/22	1,140,293	1,164,454
				393,170	409,030	6.50%, 03/01/19-12/01/22	393,170	409,030
						30 Year, FHA/VA,
				112,943	123,603	8.50%, 10/01/26-06/01/30	112,943	123,603
				107,926	118,743	9.00%, 04/01/25	107,926	118,743
						30 Year, Single Family,
				383,825	331,966	3.00%, 09/01/31	383,825	331,966
		796,986	739,111	882,122	821,068	4.50%, 08/01/33-03/01/38	1,679,108	1,560,179
		1,925,722	1,857,757	445,405	428,432	5.00%, 11/01/33 - 09/01/35	2,371,127	2,286,189
		2,673,841	2,651,228	740,300	734,040	5.50%, 12/01/33-01/01/34	3,414,141	3,385,268
				1,391,868	1,415,636	6.00%, 01/01/29-09/01/33	1,391,868	1,415,636
		397,981	413,755			6.50%, 09/01/25 - 04/01/32	397,981	413,755
				8,828	9,335	7.00%, 08/01/32	8,828	9,335
		52,608	56,688			7.50%, 03/01/30 - 08/01/30	52,608	56,688
				263,755	286,700	8.00%, 03/01/27-11/01/28	263,755	286,700
250,000	246,406					TBA, 5.50%, 07/25/37	250,000	246,406
640,000	613,400					TBA, 5.00%, 07/25/38	640,000	613,400
720,000	724,275					TBA, 6.00%, 08/25/38	720,000	724,275
5,835,000	6,006,403					TBA, 6.50%, 07/25/36	5,835,000	6,006,403
						Other,
				367,364	361,968	4.00%, 09/01/13	367,364	361,968
				542,039	539,146	4.50%, 11/01/14	542,039	539,146
				169,734	168,299	5.50%, 09/01/33	169,734	168,299
		311,364	317,098	19,755	19,971	6.00%, 05/01/09 - 09/01/28	331,119	337,069
				519,006	534,971	6.50%, 10/01/35	519,006	534,971
		77,883	82,569			7.50%, 02/01/13	77,883	82,569
						Government National Mortgage Association Pool,
						15 Year, Single Family,
				53,572	56,901	8.00%, 01/15/16	53,572	56,901
						30 Year, Single Family,
				16,626	17,283	6.50%, 10/15/28	16,626	17,283
				34,527	37,041	7.00%, 06/15/33	34,527	37,041
				11,178	12,034	7.50%, 09/15/28	11,178	12,034
				47,770	52,136	8.00%, 09/15/22-05/15/28	47,770	52,136
				4,822	5,307	8.50%, 05/20/25	4,822	5,307
625,000	645,508					TBA, 6.50%, 07/15/38	625,000	645,508
						Government National Mortgage Association I Pools,
						30 Year, Single Family,
		24,547	25,518			6.50%, 03/15/28 - 09/15/28	24,547	25,518
		41,058	43,800			7.00%, 12/15/25 - 06/15/28	41,058	43,800
		28,625	30,808			7.50%, 05/15/23 - 09/15/25	28,625	30,808
		46,804	51,237			8.00%, 10/15/27	46,804	51,237
		14,376	15,752			9.00%, 11/15/24	14,376	15,752
						Government National Mortgage Association II Pools,
		738,097	731,615			ARM, 4.50%, 07/20/34	738,097	731,615
		972,842	978,255			ARM, 5.50%, 09/20/34	972,842	978,255
		10,526	10,638			ARM, 5.63%, 07/20/27	10,526	10,638
						30 Year, Single Family,
		130,028	141,851			8.00%, 11/20/26	130,028	141,851
		7,766	8,335			7.50%, 12/20/26	7,766	8,335
						Total Mortgage Pass-Through Securities
	13,353,802		13,639,610		20,691,293	(Cost $13,274,299, $13,704,713, $20,773,968 and $47,752,980, respectively)		47,684,705

						Municipal Bonds -- 0.1%
						Illinois -- 0.1%
				160,000		State of Illinois, Taxable Pension,	160,000
					150,635	GO, 5.10%, 06/01/33 (Cost $0, $0, $160,000 and $160,000, respectively)		150,635

						Supranational -- 0.0% (g)
				50,000		Corp. Andina de Fomento (Supranational),	50,000
					49,392	5.20%, 05/21/13 (Cost $0, $0, $49,885 and $49,885, respectively)		49,392

						U.S. Government Agency Securities -- 6.6%
		1,500,000				Federal Farm Credit Bank,	1,500,000
			1,557,439			6.75%, 07/07/09		1,557,439
		1,000,000				Federal Home Loan Bank System,	1,000,000
			1,022,182			5.90%, 03/26/09 (c)		1,022,182
						Federal National Mortgage Association,
		3,000,000	1,653,195			Zero Coupon, 10/09/19	3,000,000	1,653,195
		630,000	227,958			Zero Coupon, 03/23/28	630,000	227,958
		6,000,000				Federal National Mortgage Association Interest STRIPS,	6,000,000
			3,263,472			09/23/20		3,263,472
						Financing Corp. Principal STRIPS,
		2,000,000	1,236,982			11/02/18	2,000,000	1,236,982
		8,000,000	4,918,128			12/06/18	8,000,000	4,918,128
		4,000,000				Residual Funding Corp., Principal STRIPS,	4,000,000
			2,261,540			07/15/20		2,261,540
						Resolution Funding Corp., Interest STRIPS,
		1,000,000	662,852			10/15/17	1,000,000	662,852
		2,000,000	1,162,232			01/15/20	2,000,000	1,162,232
						Tennessee Valley Authority,
		2,000,000	2,149,662			6.00%, 03/15/13	2,000,000	2,149,662
		5,000,000	3,496,305			Zero Coupon, 07/15/16	5,000,000	3,496,305
						Total U.S. Government Agency Securities
	-		23,611,947		-	(Cost $0, $20,896,984, $0 and $20,896,984, respectively)		23,611,947

						U.S. Treasury Obligations -- 19.3%
						U.S. Treasury Bonds,
165,000	177,323					5.00%, 05/15/37 (m)	165,000	177,323
		650,000	777,308			6.13%, 11/15/27 (c)	650,000	777,308
10,000	12,250					6.38%, 08/15/27 (m)	10,000	12,250
150,000	189,879					6.75%, 08/15/26 (k) (m)	150,000	189,879
80,000	103,075	2,700,000	3,317,415			7.25%, 05/15/16 - 08/15/22 (k) (m)	2,780,000	3,420,490
		1,250,000	1,669,531			8.13%, 08/15/19	1,250,000	1,669,531
		2,000,000	2,806,718			9.13%, 05/15/18 (c)	2,000,000	2,806,718
						U.S. Treasury Bonds Coupon STRIPS,
				4,000,000	3,276,576	02/15/14	4,000,000	3,276,576
		1,750,000	1,364,766	825,000	643,389	02/15/15	2,575,000	2,008,155
				4,500,000	3,339,877	02/15/16	4,500,000	3,339,877
				1,750,000	1,090,803	02/15/19	1,750,000	1,090,803
				100,000	52,826	02/15/22	100,000	52,826
				500,000	251,684	02/15/23	500,000	251,684
				5,750,000	4,660,409	05/15/14	5,750,000	4,660,409
		500,000	385,249			05/15/15 (c)	500,000	385,249
		400,000	291,504	1,215,000	885,443	05/15/16	1,615,000	1,176,947
				4,600,000	3,156,497	05/15/17	4,600,000	3,156,497
		15,000,000	8,721,510			05/15/20	15,000,000	8,721,510
		2,500,000	2,003,398			08/15/14	2,500,000	2,003,398
		750,000	570,024	360,000	273,612	08/15/15 (c)	1,110,000	843,636
				200,000	143,951	08/15/16 (c)	200,000	143,951
		4,000,000	3,862,784			11/15/09	4,000,000	3,862,784
				200,000	173,258	11/15/12	200,000	173,258
		2,000,000	1,583,328			11/15/14	2,000,000	1,583,328
		3,000,000	2,246,841	3,085,000	2,310,501	11/15/15 (c)	6,085,000	4,557,342
				2,900,000	2,049,384	11/15/16 (c)	2,900,000	2,049,384
				2,900,000	1,939,262	11/15/17 (c)	2,900,000	1,939,262
				40,000		U.S. Treasury Bonds Principal STRIPS,	40,000
					34,786	11/15/12		34,786
						U.S. Treasury Inflation Indexed Bonds,
248,762	274,766					2.63%, 07/15/17	248,762	274,766
		617,145	671,820			3.50%, 01/15/11 (c)	617,145	671,820
				398,460	497,235	3.63%, 04/15/28	398,460	497,235
6,240,000						U.S. Treasury Inflation Indexed Note,	6,240,000
	6,243,900					2.63%, 05/31/10		6,243,900
						U.S. Treasury Notes,
100,000	96,258					3.50%, 02/15/18 (m)	100,000	96,258
980,000	987,274					3.50%, 05/31/13 (m)	980,000	987,274
890,000	882,560					3.88%, 05/15/18 (m)	890,000	882,560
		2,250,000	2,347,382			4.25%, 08/15/13 (c)	2,250,000	2,347,382
		2,500,000	2,612,890			4.50%, 09/30/11 (c)	2,500,000	2,612,890
215,000	227,766					4.75%, 08/15/17 (m)	215,000	227,766
						Total U.S. Treasury Obligations
	9,195,051		35,232,468		24,779,493	(Cost $9,127,625, $32,361,944, $23,316,801 and $64,806,370, respectively)		69,207,012
						Total Long-Term Investments
	47,579,630		143,248,397		174,796,590	(Cost $50,301,656, $137,101,843, $176,056,573 and $363,460,072, respectively)		365,624,617

Shares		Shares		Shares			Shares
						Short-Term Investments -- 3.0%
						Commercial Paper -- 1.4% (n)
500,000						Cancara Asset Securitisation LLC	500,000
	499,656					2.57%, 07/10/08 (m)		499,656
500,000						Charta Corp.	500,000
	498,977					2.61%, 07/29/08 (e) (m)		498,977
500,000						Ciesco LLC	500,000
	499,526					2.51%, 07/14/08 (e) (m)		499,526
500,000						Corporate Receivables Corp.	500,000
	496,397					0.00%, 10/02/08 (e)		496,397
500,000						Enterprise Funding Co. LLC	500,000
	499,524					2.53%, 07/14/08 (e) (m)		499,524
500,000						Liberty Funding Co.	500,000
	496,770					0.00%, 09/15/08 (m)		496,770
500,000						Scaldis Capital LLC	500,000
	499,967					2.61%, 07/01/08 (e) (m)		499,967
500,000						Ticonderoga Funding LLC	500,000
	499,769					2.45%, 07/07/08 (m)		499,769
500,000						Variable Funding Capital	500,000
	499,658					2.46%, 07/11/08 (m)		499,658
500,000						Yorktown Capital LLC	500,000
	499,533					2.47%, 07/14/08 (m)		499,533
						Total Commercial Paper
	4,989,777		-		-	(Cost $4,990,164, $0, $0 and $4,990,164, respectively)		4,989,777

						Investment Companies -- 1.6%
				1,650,247	1,650,246	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	1,650,247	1,650,246
1,644,396	1,644,396					JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	1,644,396	1,644,396
		2,350,768	2,350,768			JPMorgan U.S. Government Money Market Fund, Institutional Shares (b)	2,350,768	2,350,768
						Total Investment Companies
	1,644,396		2,350,768		1,650,246	(Cost $1,644,396, $2,350,768, $1,650,246 and $5,645,410, respectively)		5,645,410

						Total Short-Term Investments
	6,634,173		2,350,768		1,650,246	(Cost $6,634,560, $2,350,768. $1,650,246 and $10,635,574, respectively)		10,635,187

Principal ($)		Principal ($)		Principal ($)			Principal ($)
						Investments of Cash Collateral for Securities on Loan -- 4.2%
						Corporate Notes -- 1.0%
				750,000		Banque Federative du Credit Mutuel (France),	750,000
					750,000	VAR, 2.49%, 08/13/08		750,000
				1,000,000		CDC Financial Products, Inc.,	1,000,000
					1,000,000	VAR, 2.65%, 07/07/08		1,000,000
				750,000		Macquarie Bank Ltd. (Australia),	750,000
					750,000	VAR, 2.51%, 08/20/08		750,000
				1,000,000		Unicredito Italiano Bank Ireland plc (Ireland),	1,000,000
					1,000,000	VAR, 2.48%, 08/08/08		1,000,000
	-		-		3,500,000			3,500,000

						Repurchase Agreements -- 3.2%
		1,250,000				Banc of America Securities LLC, 2.45%, dated 06/30/08, due 07/01/08	1,250,000
			1,250,000			repurchase price $1,250,085, collateralized by U.S. Government Agency Mortgages		1,250,000
		683,808		237,684		Barclays Capital, Inc., 2.70%, dated 06/30/08, due 07/01/08, repurchase price $921,561,	921,492
			683,808		237,684	collateralized by U.S. Government Agency Mortgages		921,492
		2,000,000		500,000		Citigroup Global Markets Inc, 2.51%, dated 06/30/08, due 07/01/08, repurchase price	2,500,000
			2,000,000		500,000	$2,500,174, collateralized by U.S. Government Agency Mortgages		2,500,000
		2,000,000		750,000		Deutsche Bank Securities Inc., 2.80%, dated 06/30/08, due 07/01/08, repurchase price	2,750,000
			2,000,000		750,000	$2,750,214, collateralized by U.S. Government Agency Mortgages		2,750,000
		2,000,000				Merrill Lynch Securities, 2.10%, dated 06/30/08, due 07/01/08, repurchase price,	2,000,000
			2,000,000			$2,000,117, collateralized by U.S. Government Agency Mortgages		2,000,000
		2,000,000				UBS Securities LLC, 2.65%, dated 06/30/08, due 07/01/08, repurchase price	2,000,000
			2,000,000			$2,000,147, collateralized by U.S. Government Agency Mortgages		2,000,000
	-		9,933,808		1,487,684			11,421,492
						Total Investments of Cash Collateral for Securities on Loan
	-		9,933,808		4,987,684	(Cost $0, $9,933,808, $4,987,684 and $14,921,492, respectively)		14,921,492

						Total Investments -- 109.3%
	54,213,803		155,532,973		181,434,520	(Cost $56,936,216, $149,386,419, $182,694,503 and $389,017,138, respectively)		391,181,296
	(19,471,237)		(9,541,306)		(4,276,125)	Liabilities in Excess of Other Assets -- (9.3)%		(33,288,668)
	$ 34,742,566		$ 145,991,667		$ 177,158,395	NET ASSETS -- 100.0%		$ 357,892,628

Percentages indicated are based on net assets.

Futures Contracts

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma			JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Number of Contracts	Number of Contracts	Number of Contracts	Number of Contracts	Description	Expiration Date	Notional Value at 06/30/08	Notional Value at 06/30/08	Notional Value at 06/30/08	Notional Value at 06/30/08	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)
				Long Futures Outstanding
4			4	10 Year U.S. Treasury Note	September, 2008	$ 455,688			$ 455,688	$ 8,723			$ 8,723
5			5	Euro-Bobl	September, 2008	832,727			832,727	(13,187)			(13,187)
3			3	U.K. Treasury Gilt	September, 2008	623,788			623,788	(7,040)			(7,040)
3			3	U.S. Treasury Bond	September, 2008	346,781			346,781	2,093			2,093
17			17	90 Day Sterling	June, 2009	3,972,160			3,972,160	(17,382)			(17,382)
				Short Futures Outstanding
(2)			(2)	2 Year U.S. Treasury Note	September, 2008	(422,406)			(422,406)	(37)			(37)
(6)			(6)	5 Year U.S. Treasury Note	September, 2008	(663,328)			(663,328)	(11,361)			(11,361)
(1)			(1)	10 Year Canadian Bond	September, 2008	(115,201)			(115,201)	517			517
(1)			(1)	Euro-Bund	September, 2008	(174,087)			(174,087)	2,587			2,587
(1)			(1)	Eurodollar	September, 2008	(242,675)			(242,675)	(4,203)			(4,203)
(1)			(1)	Eurodollar	December, 2008	(242,050)			(242,050)	(3,703)			(3,703)
(1)			(1)	Eurodollar	March, 2009	(241,700)			(241,700)	(3,467)			(3,467)
(1)			(1)	Eurodollar	June, 2009	(241,175)			(241,175)	(3,078)			(3,078)
(1)			(1)	Eurodollar	September, 2009	(240,538)			(240,538)	(491)			(491)
(1)			(1)	Eurodollar	December, 2009	(239,838)			(239,838)	(116)			(116)
										$ (50,145)			$ (50,145)

Forward Foreign Currency Exchange Contracts

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma			JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Contracts to Sell	Contracts to Sell	Contracts to Sell	Contracts to Sell	Settlement Date	Settlement Value	Value at 06/30/08	Value at 06/30/08	Value at 06/30/08	Value at 06/30/08	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)	Unrealized Appreciation (Depreciation)
255,000 CAD	-	-	255,000 CAD	08/29/08	$ 251,685	$ (250,695)			$ (250,695)	$ 990	$ -	$ -	$ 990

Short Positions

JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma		JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Principal Amount	Principal Amount	Principal Amount	Principal Amount	Security Description	Value	Value	Value	Value
(+)			(325,000)	FHLMC Gold, 30 Year, Single Family, TBA, 5.50%, 07/15/38	$ (320,125)			$ (320,125)
(1,130,000)			(1,130,000)	FNMA, 30 Year, Single Family, TBA, 6.00%, 07/25/38	(1,139,888)			(1,139,888)
(640,000)			(640,000)	FNMA, 30 Year, Single Family, TBA, 5.00%, 08/25/38	(612,000)			(612,000)
(1,150,000)			(1,150,000)	FNMA, 30 Year, Single Family, TBA, 5.50%, 08/25/38	(1,130,594)			(1,130,594)
(5,860,000)			(5,860,000)	FNMA, 30 Year, Single Family, TBA, 6.50%, 08/25/38	(6,015,653)			(6,015,653)
				(Proceeds received of $9,221,899, $0, $0 and 9,221,899, respectively.)	$ (9,218,260)			$ (9,218,260)

					JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Credit Default Swaps
		Buy/Sell	Fund Pays/Receives	Termination	Notional	Notional	Notional	Notional
Referenced Obligation	Swap Counterparty	Protection	Fixed Rate (r)	Date	Amount	Amount	Amount	Amount	Value	Value	Value	Value
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	$ 80,000			$ 80,000	$ (359)			$ (359)
CDX.EM.9	Citibank, N.A. [2]	Buy	2.65% semi-annually	06/20/13	260,000			260,000	(1,167)			(1,167)
CDX.EM.9	Deutsche Bank AG, New York [3]	Buy	2.65% semi-annually	06/20/13	210,000			210,000	(943)			(943)
CDX.EM.9	HSBC Bank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	140,000			140,000	(629)			(629)
CDX.EM.9	Merrill Lynch International [5]	Buy	2.65% semi-annually	06/20/13	230,000			230,000	(1,033)			(1,033)
CDX.NA.IG.9	Goldman Sachs Capital Management [6]	Buy	0.60% quarterly	12/20/12	1,000,000			1,000,000	33,321			33,321
CDX.NA.IG.9	Goldman Sachs Capital Management [7]	Buy	0.60% quarterly	12/20/12	1,500,000			1,500,000	49,982			49,982
CDX.NA.IG.10	Goldman Sachs Capital Management [8]	Buy	1.55% quarterly	06/20/13	1,300,000			1,300,000	(9,019)			(9,019)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [9]	Sell	3.50% quarterly	06/20/13	300,000			300,000	2,361			2,361
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	210,000			210,000	(9,331)			(9,331)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.55% semi-annually	03/20/12	390,000			390,000	(18,071)			(18,071)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	150,000			150,000	(6,610)			(6,610)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	750,000			750,000	(2,410)			(2,410)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	75,000			75,000	(432)			(432)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	750,000			750,000	(68)			(68)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	75,000			75,000	34			34
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	1.01% semi-annually	07/20/10	590,000			590,000	4,982			4,982
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53% semi-annually	12/20/11	240,000			240,000	(3,237)			(3,237)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	740,000			740,000	(11,546)			(11,546)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	20,000			20,000	(315)			(315)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.96% semi-annually	07/20/10	590,000			590,000	(5,693)			(5,693)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Merrill Lynch Capital Services	Sell	0.64% semi-annually	05/20/12	170,000			170,000	(10,980)			(10,980)
									$ 8,837			$ 8,837

[1] Premiums received of $203.

[2] Premiums received of $461.

[3] Premiums received of $824.

[4] Premiums received of $342.

[5] Premiums received of $446.

[6] Premiums paid of $54,695.

[7] Premiums paid of $65,823.

[8] Premiums received of $29,867.

[9] Premiums paid of $12,802.

				JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Combined Pro Forma
Price Lock Swaps
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Notional Amount	Notional Amount	Notional Amount	Value	Value	Value	Value
Citibank, N.A. (b)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	$ 100.98	07/07/08	$ 1,965,000			$ 1,965,000	$ (396)			$ (396)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.09	07/07/08	5,600,000			5,600,000	18,369			18,369
Deutsche Bank AG, New York (a)	FNMA, 30 Year, Single Family, TBA, 6.00%	101.22	07/07/08	3,965,000			3,965,000	15,174			15,174
Deutsche Bank AG, New York (b)	FNMA, 30 Year, Single Family, TBA, 6.50%	103.13	07/07/08	10,550,000			10,550,000	(28,839)			(28,839)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 5.00%	96.59	07/07/08	2,600,000			2,600,000	(21,118)			(21,118)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	101.41	07/07/08	5,045,000			5,045,000	(21,671)			(21,671)
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	99.90	07/21/08	1,095,000			1,095,000	10,495			10,495
Lehman Brothers Special Financing (a)	FNMA, 30 Year, Single Family, TBA, 6.00%	101.19	07/07/08	3,500,000			3,500,000	12,301			12,301
Lehman Brothers Special Financing (b)	FNMA, 15 Year, Single Family, TBA, 5.50%	100.69	07/10/08	3,200,000			3,200,000	(3,498)			(3,498)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, Single Family, TBA, 5.00%	96.59	07/07/08	1,790,000			1,790,000	(14,570)			(14,570)
								$ (33,753)			$ (33,753)

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

See note to pro-forma financial statements.

Abbreviations and Definitions:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc. or J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $53,346 which amounts to 1.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)	These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.
(v)	As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security's maturity date to make any missed payments.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2008.
(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
ARM	Adjustable Rate Mortgage
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (aka "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a right that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2008. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount show represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PIK	Payment In-Kind
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2008.
TBA	To Be Announced
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of June 30, 2008.

JPMorgan Bond Portfolio/JPMorgan Insurance Trust Government Bond/JPMorgan Insurance Trust Core Bond Portfolio

Pro Forma Combined Statements of Assets and Liabilities

As of June 30, 2008 (Unaudited)

	Acquired Portfolio		Acquired Portfolio	Acquiring
	JPMorgan Bond Portfolio		JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments		Pro Forma Combined

Assets
Investments in non-affiliates, at value	$ 52,569,407		$ 153,182,205	$ 179,784,274	$ -		$ 385,535,886
Investments in affiliates, at value	1,644,396		2,350,768	1,650,246	-		5,645,410
Total investment securities, at value	54,213,803		155,532,973	181,434,520	-		391,181,296
Cash	-		377	125	(502)	(a)	-
Deposits with broker for futures	2,416		-		-		2,416
Receivables:
Investment securities sold	27,747,783		2,158	16,174	-		27,766,115
Portfolio shares sold	462		147,764	132,131	-		280,357
Interest and dividends	284,223		670,109	998,883	-		1,953,215
Tax reclaims	157		-	-	-		157
Variation margin on futures contracts	27,283		-	-	-		27,283
Unrealized appreciation on forward foreign currency exchange contracts	990		-	-	-		990
Outstanding swap contracts, at value	147,019		-	-	-		147,019
Expense reimbursements from Administrator	24,486		-	-	-		24,486
Total assets	82,448,622		156,353,381	182,581,833	(502)		421,383,334

Liabilities
Payables:
Due to custodian	20,635		-	-	(502)	(a)	20,133
Investment securities purchased	38,119,251		-	-	-		38,119,251
Collateral for securities lending program	-		9,933,808	4,987,684	-		14,921,492
Securities sold short, at value	9,218,260		-		-		9,218,260
Portfolio shares redeemed	25,992		299,103	266,449	-		591,544
Outstanding swap contracts, at value	171,935		-		-		171,935
Accrued liabilities:
Investment advisory fees	8,563		47,140	52,174	(68,000)	(b)	39,877
Administration fees	-		12,392	16,793	-		29,185
Distribution fees	-		-	3	-		3
Custodian and accounting fees	13,349		7,399	9,657	-		30,405
Trustees and Chief Compliance Officer's fees	-		393	391	-		784
Other	128,071		61,479	90,287	68,000	(b)	347,837
Total Liabilities	47,706,056		10,361,714	5,423,438	(502)		63,490,706
Net Assets	$ 34,742,566		$ 145,991,667	$ 177,158,395	$ -		$ 357,892,628

Net Assets:
Paid in capital	$ 38,950,770		$ 136,964,316	$ 176,347,798	$ -		352,262,884
Accumulated undistributed (overdistributed)
net investment income	855,560		3,676,814	4,441,595	-		8,973,969
Accumulated net realized gain (loss) on
investments and futures	(2,169,740)		(796,017)	(2,371,015)	-		(5,336,772)
Net unrealized appreciation (depreciation) of
investments and futures	(2,894,024)		6,146,554	(1,259,983)	-		1,992,547
Total Net Assets	$ 34,742,566		$ 145,991,667	$ 177,158,395	$ -		$ 357,892,628

Class 1 Shares	$ 34,742,566		$ 145,991,667	$ 177,141,826	$ -		$ 357,867,059	(c)
Class 2 Shares	-		-	16,569	-		16,569	(c)
Total Net Assets	$ 34,742,566		$ 145,991,667	$ 177,158,395	$ -		$ 357,892,628

Shares outstanding
Class 1	3,555,627	*	13,183,803	16,210,150	(203,819)	(d)	32,745,761
Class 2	-		-	1,518			1,518

Net asset value per share
Class 1	$ 9.77	*	$ 11.07	$ 10.93			$ 10.93
Class 2	-		-	$ 10.92			$ 10.92

Cost of investments in non-affiliates	$ 55,291,820		$ 147,035,651	$ 181,044,257			$ 383,371,728
Cost of investments in affiliates	1,644,396		2,350,768	1,650,246			5,645,410
Proceeds from securities sold short	9,221,899		-	-			9,221,899
Premiums paid on swaps	133,320		-	-			133,320
Premiums received on swaps	32,143		-	-			32,143

(a) Reflects the netting of amounts receivable and payable to and from the custodian.

(b) Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(c) Reflects total combined net assets due to the merger.

(d) Reflects the adjustment to the number of shares outstanding due to the merger.

* The shares of JPMorgan Bond Portfolio do not have a class designation. The share amount shown represent all outstanding shares of the Portfolio.

JPMorgan Bond Portfolio/JPMorgan Insurance Trust Government Bond/JPMorgan Insurance Trust Core Bond Portfolio

Pro Forma Combined Statements of Operations

For the twelve months ended June 30, 2008 (unaudited)

	JPMorgan Bond Portfolio	JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Pro Forma Adjustments	Pro Forma Combined

INVESTMENT INCOME:
Interest and dividend income	$ 2,248,936	$ 8,457,827	$ 10,067,482	-	$ 20,774,245
Total investment income	2,248,936	8,457,827	10,067,482		20,774,245
Expenses
Investment advisory fees	120,282	622,088	756,254	33,715	1,532,339	(a)
Administration fees	-	155,156	188,551	39,378	383,085	(a)
Custodian and accounting fees	59,887	31,805	86,025	(38,335)	139,382	(b)
Interest expense	7,507	-	-	-	7,507
Distribution fees - Class 2	-	-	40	1	41	(a)
Professional fees	132,351	61,046	60,072	(185,136)	68,333	(b)
Printing and mailing costs	27,024	32,234	89,106	(31,491)	116,873	(b)
Trustees' and Chief Compliance Officer's fees	6,026	1,866	2,276	(6,026)	4,142	(b)
Transfer agent fees	10,436	11,702	17,257	-	39,395
Other	78,139	21,351	28,923	-	128,413
Total expenses	441,652	937,248	1,228,504	(187,894)	2,419,510
Less amounts waived	-	(9,493)	(93,841)	(17,627)	(120,961)	(a)
Less expense reimbursements	(166,998)	-	-	166,998	-	(a)
Less earnings credits	(1,351)	(18)	(240)	-	(1,609)
Net expenses	273,303	927,737	1,134,423	(38,523)	2,296,940
Net investment income (loss)	1,975,633	7,530,090	8,933,059	38,523	18,477,305

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	384,070	(469,403)	62,240	-	(23,093)
Securities sold short	(784,695)	-	-	-	(784,695)
Written options	39,590	-	-	-	39,590
Futures	(626,534)	-	-	-	(626,534)
Swaps	30,233	-	-	-	30,233
Foreign currency transactions	(4,552)	-	-	-	(4,552)
Net realized gain (loss)	(961,888)	(469,403)	62,240	-	(1,369,051)

Change in net unrealized appreciation (depreciation) of:
Investments	(2,374,461)	6,577,466	3,452,531	-	7,655,536
Securities sold short	(5,210)	-	-		(5,210)
Written options	(15,014)	-	-		(15,014)
Futures	6,957	-	-		6,957
Swaps	(44,772)	-	-		(44,772)
Foreign currency translations	1,179	-	-		1,179
Change in net unrealized appreciation (depreciation)	(2,431,321)	6,577,466	3,452,531	-	7,598,676

Net realized/unrealized gains (losses)	(3,393,209)	6,108,063	3,514,771	-	6,229,625

Change in net assets resulting from operations	$ (1,417,576)	$ 13,638,153	$ 12,447,830	$ 38,523	$ 24,706,930

(a) Based on the contract in effect for the surviving portfolio.

(b) Decrease due to elimination of duplicate expenses achieved by merging the portfolios.

JPMorgan Bond Portfolio

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

1.

Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of JPMorgan Bond Portfolio, a series of J.P. Morgan Series Trust II (“Bond Portfolio”), JPMorgan Insurance Trust Government Bond Portfolio, a series of JPMorgan Insurance Trust (“Government  Bond Portfolio”),  and JPMorgan Insurance Trust Core Bond Portfolio, a series of JPMorgan Insurance Trust (“Core Bond Portfolio”), each a “Portfolio”. Following the combination, the Core Bond Portfolio will be the accounting survivor.

Under the terms of Agreements and Plans of Reorganization, the exchange of assets of Bond Portfolio and Government Portfolio for shares of Core Bond Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of Bond Portfolio and Class 1 shares of Government Bond Portfolio in exchange for Class 1 shares of Core Bond Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Core Bond Portfolio will not be restated. The fiscal year end is December 31 for Bond Portfolio, Government Bond Portfolio and Core Bond Portfolio.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Bond Portfolio, Government Bond Portfolio and Core Bond Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sal e price on the exchange on which the security is principally traded that is reported before the time

JPMorgan Bond Portfolio

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

Bond Portfolio

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$1,644,396	$-	$15,721	$(64,065)
Level 2	52,569,407	(9,218,260)	82,203	(208,296)
Level 3	-	-	-	-
Total	$54,213,803	$(9,218,260)	$97,924	$(272,361)

Government Bond Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$12,284,576	$-
Level 2	143,248,397	-
Level 3	-	-
Total	$155,532,973	$-

JPMorgan Bond Portfolio

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

Core Bond Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$3,137,930	$-
Level 2	178,296,590	-
Level 3	-	-
Total	$181,434,520	$-

Combined Portfolio

Valuation Inputs	Investment In Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$17,066,902	$-	$15,721	$(64,065)
Level 2	374,114,394	(9,218,260)	82,203	(208,296)
Level 3	-	-	-	-
Total	$391,181,296	$(9,218,260)	$97,924	$(272,361)

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

Bond Portfolio

	Investments In Securities	Other Financial Instruments*
Balance as of 12/31/07	$261,100	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(261,100)	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-	$-
Balance as of 6/30/08	$-	$-

Combined Portfolio

	Investments In Securities	Other Financial Instruments*
Balance as of 12/31/07	$261,100	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(261,100)	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-
Balance as of 6/30/08	$-	$-

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Bond Portfolio

JPMorgan Insurance Trust Government Bond Portfolio

JPMorgan Insurance Trust Core Bond Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

B. Shares of Beneficial Interest — The Pro Forma Class 1 shares net asset value per share assumes the issuance of 16,535,612 Class 1 shares of Core Bond Portfolio in exchange for 3,555,627 shares of Bond Portfolio and 13,183,803 Class 1 shares of Government Bond Portfolio.

C. Federal Income Taxes — Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Core Bond Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan International Equity Portfolio/JPMorgan Insurance Trust International Equity Portfolio
Combined Schedule of Portfolio Investments
As of June 30, 2008 (Unaudited)

JPMorgan International Equity Portfolio	JPMorgan International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio		Combined Pro Forma	Combined Pro Forma
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Long-Term Investments -- 98.5% (l)
				Common Stocks -- 98.5%
				Australia -- 2.7%
36,720	1,562,813	2,980	126,830	BHP Billiton Ltd.	39,700	1,689,643
2,628	340,030	194	25,101	Rio Tinto Ltd.	2,822	365,131
	1,902,843		151,931			2,054,774

				Belgium -- 1.1%
22,379	356,314	1,900	30,251	Dexia S.A.	24,279	386,565
24,480	389,333	1,700	27,037	Fortis	26,180	416,370
	745,647		57,288			802,935

				Brazil -- 2.5%
22,716	813,687	1,798	64,404	Companhia Vale do Rio Doce ADR	24,514	878,091
13,250	938,498	1,172	83,013	Petroleo Brasileiro S.A. ADR	14,422	1,021,511
	1,752,185		147,417			1,899,602

				Egypt -- 0.2%
1,135	155,316	69	9,442	Orascom Construction Industries GDR	1,204	164,758

				Finland -- 1.7%
47,330	1,156,881	3,690	90,194	Nokia OYJ	51,020	1,247,075

				France -- 12.8%
9,400	624,440	700	46,501	Accor S.A.	10,100	670,941
36,374	1,071,789	2,700	79,558	AXA S.A.	39,074	1,151,347
12,226	1,100,546	900	81,015	BNP Paribas	13,126	1,181,561
8,480	525,171	550	34,062	Compagnie de Saint-Gobain	9,030	559,233
6,519	470,742	500	36,105	Imerys S.A.	7,019	506,847
6,505	991,928	490	74,719	Lafarge S.A.	6,995	1,066,647
8,200	836,767	550	56,124	Pernod-Ricard S.A.	8,750	892,891
6,940	461,155	767	50,966	Sanofi-Aventis	7,707	512,121
5,200	352,495	400	27,115	Suez S.A.	5,600	379,610
28,835	2,454,386	2,850	242,587	Total S.A.	31,685	2,696,973
	8,889,419		728,752			9,618,171

				Germany -- 8.8%
9,160	768,975	700	58,765	Bayer AG	9,860	827,740
18,850	490,081	1,900	49,398	Deutsche Post AG	20,750	539,479
8,406	1,693,384	602	121,273	E.ON AG	9,008	1,814,657
3,729	524,245	300	42,176	Linde AG	4,029	566,421
2,900	364,864	200	25,163	RWE AG	3,100	390,027
15,970	832,812	1,300	67,793	SAP AG	17,270	900,605
9,815	1,081,919	841	92,704	Siemens AG	10,656	1,174,623
14,798	326,119	1,060	23,360	Symrise AG (a)	15,858	349,479
	6,082,399		480,632			6,563,031

				Greece -- 0.7%
17,500	476,285	1,327	36,116	Piraeus Bank S.A.	18,827	512,401

				Hong Kong -- 1.3%
53,300	554,987	3,900	40,609	Esprit Holdings Ltd.	57,200	595,596
113,000	362,771	8,000	25,683	Hang Lung Properties Ltd.	121,000	388,454
	917,758		66,292			984,050

				Israel -- 0.5%
7,850	359,530	610	27,938	Teva Pharmaceutical Industries Ltd. ADR	8,460	387,468

				Italy -- 4.0%
41,693	1,548,907	3,800	141,171	ENI S.p.A.	45,493	1,690,078
103,616	589,040	7,200	40,931	Intesa Sanpaolo S.p.A.	110,816	629,971
97,641	593,934	8,700	52,921	UniCredito Italiano S.p.A.	106,341	646,855
	2,731,881		235,023			2,966,904

				Japan -- 19.2%
17,100	727,181	1,400	59,535	Astellas Pharma, Inc.	18,500	786,716
19,400	998,633	1,500	77,214	Canon, Inc.	20,900	1,075,847
8,300	419,672	700	35,394	Daikin Industries Ltd.	9,000	455,066
56	456,137	5	40,726	East Japan Railway Co.	61	496,863
29,300	999,911	2,500	85,317	Honda Motor Co., Ltd.	31,800	1,085,228
170	725,026	13	55,443	Japan Tobacco, Inc.	183	780,469
22,700	633,924	1,700	47,474	Komatsu Ltd.	24,400	681,398
38,300	1,262,012	3,000	98,852	Mitsubishi Corp.	41,300	1,360,864
49,600	438,337	3,800	33,582	Mitsubishi UFJ Financial Group, Inc.	53,400	471,919
21,000	449,463	2,000	42,806	Mitsui Fudosan Co., Ltd.	23,000	492,269
13,200	622,757	1,000	47,179	Murata Manufacturing Co., Ltd.	14,200	669,936
12,100	805,973	800	53,287	Nidec Corp.	12,900	859,260
42,800	355,475	3,900	32,391	Nissan Motor Co., Ltd.	46,700	387,866
9,800	376,716	700	26,908	Nitto Denko Corp.	10,500	403,624
23,900	353,920	1,500	22,213	Nomura Holdings, Inc.	25,400	376,133
12,100	750,866	1,100	68,261	Shin-Etsu Chemical Co., Ltd.	13,200	819,127
3,700	406,097	300	32,927	SMC Corp.	4,000	439,024
22,700	995,024	1,700	74,517	Sony Corp.	24,400	1,069,541
59,600	783,040	4,300	56,495	Sumitomo Corp.	63,900	839,535
98	736,981	8	60,162	Sumitomo Mitsui Financial Group, Inc.	106	797,143
	13,297,145		1,050,683			14,347,828

				Mexico -- 1.3%
6,623	349,363	507	26,744	America Movil S.A.B. de C.V.,	7,130	376,107
11,800	537,018	900	40,959	Fomento Economico Mexicano S.A.B. de C.V. ADR	12,700	577,977
	886,381		67,703			954,084

				Netherlands -- 5.8%
26,439	835,938	2,210	69,875	ING Groep N.V. CVA	28,649	905,813
18,825	637,515	1,500	50,798	Koninklijke Philips Electronics N.V.	20,325	688,313
34,353	574,924	2,856	47,798	Reed Elsevier N.V.	37,209	622,722
36,000	1,472,143	2,800	114,500	Royal Dutch Shell plc, Class A	38,800	1,586,643
19,724	459,092	2,100	48,879	Wolters Kluwer N.V.	21,824	507,971
	3,979,612		331,850			4,311,462

				Norway -- 0.6%
27,000	393,698	2,000	29,163	Norsk Hydro ASA	29,000	422,861

				South Korea -- 0.6%
760	454,053			Samsung Electronics Co., Ltd.	760	454,053

				Spain -- 3.2%
31,432	598,897	3,100	59,067	Banco Bilbao Vizcaya Argentaria S.A.	34,532	657,964
10,000	458,407	700	32,088	Inditex S.A.	10,700	490,495
43,820	1,159,641	3,340	88,389	Telefonica S.A.	47,160	1,248,030
	2,216,945		179,544			2,396,489

				Switzerland -- 10.3%
34,520	977,118	3,100	87,748	ABB Ltd.	37,620	1,064,866
12,145	600,352	800	39,546	Adecco S.A.	12,945	639,898
9,385	758,608	700	56,582	Holcim Ltd.	10,085	815,190
36,490	1,644,410	2,410	108,606	Nestle S.A.	38,900	1,753,016
20,985	1,154,851	1,900	104,561	Novartis AG	22,885	1,259,412
6,879	1,236,653	590	106,066	Roche Holding AG	7,469	1,342,719
3,183	811,203	200	50,971	Zurich Financial Services AG	3,383	862,174
	7,183,195		554,080			7,737,275

				Taiwan -- 0.9%
60,136	656,084	4,114	44,884	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	64,250	700,968

				United Kingdom -- 20.3%
113,627	644,664	8,400	47,657	Barclays plc	122,027	692,321
42,696	1,109,569	3,323	86,357	BG Group plc	46,019	1,195,926
26,770	376,455	1,850	26,016	British Land Co. plc	28,620	402,471
68,655	617,493	4,189	37,676	Burberry Group plc	72,844	655,169
67,368	414,349	6,000	36,903	Centrica plc	73,368	451,252
42,620	942,155	3,500	77,371	GlaxoSmithKline plc	46,120	1,019,526
131,200	2,022,295	9,200	141,807	HSBC Holdings plc	140,400	2,164,102
73,605	788,407	5,055	54,146	ICAP plc	78,660	842,553
53,725	663,687	3,850	47,561	Man Group plc	57,575	711,248
49,528	543,397	3,739	41,022	Smith & Nephew plc	53,267	584,419
43,710	1,237,852	3,200	90,623	Standard Chartered plc	46,910	1,328,475
167,244	1,223,283	13,582	99,344	Tesco plc	180,826	1,322,627
609,821	1,796,737	42,637	125,623	Vodafone Group plc	652,458	1,922,360
132,987	701,066	9,000	47,445	Wm Morrison Supermarkets plc	141,987	748,511
44,940	334,842	3,500	26,078	Wolseley plc	48,440	360,920
79,790	762,450	6,100	58,290	WPP Group plc	85,890	820,740
	14,178,701		1,043,919			15,222,620

	68,415,958		5,332,851	Total Common Stocks		73,748,809
				(Cost $50,753,273, $5,248,219 and $56,001,492, respectively)

				Rights — 0.0% (g)
				United Kingdom — 0.0% (g)
				Barclays plc, expiring 7/17/08 (a)
24,348	4,607	1,799	340	(Cost $0, $0 and $0, respectively)	26,147	4,947

				Total Long-Term Investments -- 98.5%
	68,420,565		5,333,191	(Cost $50,753,273, $5,248,219 and $56,001,492, respectively)		73,753,756
	1,094,205		64,821	Other Assets in Excess of Liabilities -- 1.5%		1,159,026
	$69,514,770		$5,398,012	NET ASSETS -- 100.0%		$74,912,782

				Percentages indicated are based on net assets.

The following table presents the portfolio investments of the Combined Pro-Forma Portfolio by industry classifications as a percentage of total investments:

Industry	Percentage
Commercial Banks	12.8
Oil, Gas & Consumable Fuels	11.1
Pharmaceuticals	8.3
Metals & Mining	4.6
Trading Companies & Distributors	3.5
Wireless Telecommunication Services	3.3
Construction Materials	3.2
Chemicals	2.9
Food & Staples Retailing	2.8
Insurance	2.7
Media	2.6
Capital Markets	2.6
Industrial Conglomerates	2.5
Electric Utilities	2.5
Food Products	2.4
Electronic Equipment & Instruments	2.1
Automobiles	2.0
Beverages	2.0
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.7
Communications Equipment	1.7
Multi-Utilities	1.7
Semiconductors & Semiconductor Equipment	1.6
Machinery	1.5
Specialty Retail	1.5
Office Electronics	1.5
Household Durables	1.5
Electrical Equipment	1.4
Building Products	1.4
Software	1.2
Real Estate Management & Development	1.2
Tobacco	1.0
Others (each less than 1.0%)	5.4

Abbreviations and Definitions:
ADR American Depositary Receipt
CVA Dutch Certification
GDR Global Depositary Receipt

(a) Non-income producing security.
(g) Amount rounds to less than 0.1%.
(l) All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.

The market value and percentage of the Combined Pro-Forma investments based on net assets that are fair valued under the fair valuation policy for international investments are $69,806,687 and 94.6% of total investments, respectively.

JPMorgan International Equity Portfolio/JPMorgan Insurance Trust International Equity Portfolio
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2008 (Unaudited)

	Acquired Portfolio		Acquiring Portfolio
	JPMorgan International Equity Portfolio		JPMorgan Insurance Trust International Equity Portfolio	Pro Forma Adjustments		Pro Forma Combined

Assets
Investments in non-affiliates, at value	$ 68,420,565		$ 5,333,191	$ -		$ 73,753,756
Total investment securities, at value	68,420,565		5,333,191	-		73,753,756
Cash	-		97,068	(97,068)	(a)	-
Foreign currency, at value	39,147		15,612	-		54,759
Receivables:
Investment securities sold	3,433,685		34,533	-		3,468,218
Portfolio shares sold	29,625		-	-		29,625
Interest and dividends	165,273		11,826	-		177,099
Tax reclaims	193,782		9,756	-		203,538
Due from Advisor	-		1,313	32,245	(b)	33,558
Total assets	72,282,077		5,503,299	(98,381)		77,720,553

Liabilities
Payables:
Due to custodian	354,425		-	(97,068)	(a)	257,357
Investment securities purchased	2,211,218		61,449	-		2,272,667
Portfolio shares redeemed	78,277		-	-		78,277
Accrued liabilities:
Investment advisory fees	35,755		-	(35,755)	(b)	-
Administration fees	15,713		-	-		15,713
Distribution fees	-		1,148	-		1,148
Custodian and accounting fees	20,359		460	-		20,819
Trustees and Chief Compliance Officer's fees	-		29	-		29
Other	51,560		42,201	68,000	(c)	161,761
Total liabilities	2,767,307		105,287	(64,823)		2,807,771
Net Assets	$ 69,514,770		$ 5,398,012	$ -		$ 74,912,782

Net Assets:
Paid in capital	$ 47,994,623		$ 5,212,948	$ -		53,207,571
Accumulated undistributed (overdistributed)
net investment income	1,335,362		95,499	-		1,430,861
Accumulated net realized gain (loss) on
investments and futures	2,484,113		3,313	-		2,487,426
Net unrealized appreciation (depreciation) of
investments and futures	17,700,672		86,252	-		17,786,924
Total Net Assets	$ 69,514,770		$ 5,398,012	$ -		$ 74,912,782

Class 1 Shares	$ 69,514,770		$ -	$ -		69,514,770	(d)
Class 2 Shares	-		5,398,012	-		5,398,012	(d)
Total Net Assets	$ 69,514,770		$ 5,398,012	$ -		$ 74,912,782

Outstanding units of beneficial interest
(shares) (unlimited amount authorized,
no par value)
Class 1	5,722,589	*	-	(1,257,928)	(e)	4,464,661
Class 2	-		346,754	-		346,754

Net asset value per share
Class 1	$ 12.15	*	$ -			$ 15.57
Class 2	$ -		$ 15.57			$ 15.57

Cost of investments in non-affiliates	$ 50,753,273		$ 5,248,219	$ -		$ 56,001,492
Cost of foreign currency	38,841		15,440	-		54,281

(a) Reflects the netting of amounts receivable and payable to and from the custodian.
(b) Reflects the netting of amounts receivable and payable to and from the Advisor.

(c) Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(d) Reflects total combined net assets due to the merger.
(e) Reflects the adjustment to the number of shares outstanding due to the merger.
* The shares of JPMorgan International Equity Portfolio do not have a class designation. The share amount shown represent all outstanding shares of the Portfolio.

See notes to pro-forma financial statements.

J.P. Morgan Series Trust II International Equity Portfolio/JPMorgan Insurance Trust International Equity Portfolio
Pro Forma Combined Statements of Operations
As of June 30, 2008 (Unaudited)

	Series Trust II International Equity Portfolio	JPMorgan Insurance Trust International Equity Portfolio	Pro Forma Adjustments	Pro Forma Combined

INVESTMENT INCOME:
Interest and dividend income	$ 2,375,060	$ 175,024	-	$ 2,550,084
Total investment income	2,375,060	175,024		2,550,084
Expenses
Investment advisory fees	484,730	34,819	(1,101)	518,448	(a)
Services to Shareholders	-	-	-	-
Administration fees	275,154	5,788	(194,534)	86,408	(a)
Record keeping fees	-	-	-	-	(a)
Custodian and accounting fees	62,110	19,444	(17,595)	63,959	(b)
Interest Expense	15,716	-		15,716
Distribution fees	-	14,508		14,508
Professional fees	77,060	50,825	(70,685)	57,200	(b)
Printing and mailing costs	36,916	11,438	(11,438)	36,916	(b)
Trustees' and Chief Compliance Officer's fees	8,366	71	(7,437)	1,000	(b)
Transfer agent fees	9,696	2,442	3,500	15,638	(c)
Registration Fees	-	-		-
Offering Costs	-	-		-
Other	15,427	2,748	1,280	19,455	(c)
Total expenses	985,175	142,083	(298,010)	829,248
Less amounts waived	(41,317)	(40,607)	81,924	-	(a)
Less expense reimbursements	-	(27,190)	27,190	-	(a)
Less earnings credits	-	(7)	-	(7)
Net expenses	943,858	74,279	(188,896)	829,241
Net investment income (loss)	1,431,202	100,745	188,896	1,720,843

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	9,149,347	71,403	-	9,220,750
Futures	-	-	-	-
Foreign currency transactions	(11,081)	3,298	-	(7,783)
Net realized gain (loss)	9,138,266	74,701	-	9,212,967

Change in net unrealized appreciation (depreciation) of:
Investments	(18,960,051)	(773,698)	-	(19,733,749)
Foreign currency translations	27,635	1,059	-	28,694
Change in net unrealized appreciation (depreciation)	(18,932,416)	(772,639)	-	(19,705,055)

Net realized/unrealized gains (losses)	(9,794,150)	(697,938)	-	(10,492,088)

Change in net assets resulting from operations	$ (8,362,948)	$ (597,193)	$ 188,896	$ (8,771,245)

(a) Based on the contract in effect for the surviving portfolio.
(b) Decrease due to elimination of duplicate expenses achieved by merging the portfolios.
(c) Increase due to increased expenses that will be incurred as a result of adding an additional share class to the surviving portfolio.

See notes to pro-forma financial statements.

JPMorgan Trust International Equity Portfolio

JPMorgan Insurance Trust International Equity Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

1.

Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of JPMorgan International Equity Portfolio, a series of J.P. Morgan Series trust II (“International Equity Portfolio”), and JPMorgan Insurance Trust International Equity Portfolio, a series of JPMorgan Insurance Trust (“JPMIT International Equity Portfolio”), each a “Portfolio”. Following the combination, International Equity Portfolio will be the accounting survivor.

Under the terms of Agreement and Plan of Reorganization, the exchange of assets of International Equity Portfolio for shares of JPMIT International Equity Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of International Equity Portfolio in exchange for Class 1 shares of JPMIT International Equity Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates in dicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of JPMIT International Equity Portfolio will not be restated. The fiscal year end is December 31 for International Equity Portfolio and JPMIT International Equity Portfolio.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by International Equity Portfolio and JPMIT International Equity Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at am ortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the

JPMorgan Trust International Equity Portfolio

JPMorgan Insurance Trust International Equity Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Portfolio applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

International Equity Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$-	$-
Level 2	68,420,565	-
Level 3	-	-
Total	$68,420,565	$-

* Other financial instruments include futures, forwards and swap contracts.

JPMIT International Equity Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$-	$-
Level 2	5,333,191	-
Level 3	-	-
Total	$5,333,191	$-

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Trust International Equity Portfolio

JPMorgan Insurance Trust International Equity Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

Combined Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$-	$-
Level 2	73,753,756	-
Level 3	-	-
Total	$73,753,756	$-

* Other financial instruments include futures, forwards and swap contracts.

B. Shares of Beneficial Interest — The Pro Forma Class 1 shares net asset value per share assumes the issuance of 4,464,661 Class 1 shares of JPMIT international Equity Portfolio in exchange for 5,722,589 shares of International Equity Portfolio.

C. Federal Income Taxes — Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, JPMIT International Equity Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Mid Cap Value Portfolio/JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Combined Schedules of Portfolio Investments
As of June 30, 2008 (Unaudited)

JPMorgan Mid Cap Value Portfolio	JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio		Combined Pro Forma	Combined Pro Forma
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Long-Term Investments -- 97.0%
				Common Stocks -- 97.0%
				Aerospace & Defense — 2.0%
38,600	3,924,848	5,390	548,055	Alliant Techsystems, Inc. (a)	43,990	4,472,903
13,100	1,262,447	2,860	275,618	Precision Castparts Corp.	15,960	1,538,065
		6,690	128,314	Spirit Aerosystems Holdings, Inc., Class A (a)	6,690	128,314
	5,187,295		951,987			6,139,282

				Auto Components — 0.8%
50,300	2,336,938	4,900	227,654	WABCO Holdings, Inc.	55,200	2,564,592

				Beverages — 1.3%
45,900	3,468,663	4,450	336,287	Brown-Forman Corp., Class B	50,350	3,804,950
		5,620	255,766	Fomento Economico Mexicano S.A.B. de C.V. ADR, (Mexico)	5,620	255,766
	3,468,663		592,053			4,060,716

				Building Products — 1.1%
120,400	2,739,100	20,650	469,788	Owens Corning, Inc. (a)	141,050	3,208,888

				Capital Markets — 2.4%
26,350	2,373,081	4,510	406,171	Affiliated Managers Group, Inc. (a)	30,860	2,779,252
		11,860	243,604	Charles Schwab Corp. (The)	11,860	243,604
		10,550	273,984	Cohen & Steers, Inc. (c)	10,550	273,984
20,900	1,433,113	1,730	118,626	Northern Trust Corp.	22,630	1,551,739
36,700	2,072,449	4,920	277,832	T. Rowe Price Group, Inc.	41,620	2,350,281
	5,878,643		1,320,217			7,198,860

				Chemicals — 3.5%
103,372	4,125,577	10,874	433,981	Albemarle Corp.	114,246	4,559,558
		1,800	118,404	Intrepid Potash, Inc. (a)	1,800	118,404
		4,630	214,508	Lubrizol Corp.	4,630	214,508
59,700	3,424,989	5,500	315,535	PPG Industries, Inc.	65,200	3,740,524
		6,290	292,108	Rohm & Haas Co.	6,290	292,108
29,400	1,583,484	4,240	228,366	Sigma-Aldrich Corp.	33,640	1,811,850
	9,134,050		1,602,902			10,736,952

				Commercial Banks — 4.4%
		6,260	263,358	City National Corp.	6,260	263,358
61,400	3,060,790	8,550	426,218	Cullen/Frost Bankers, Inc.	69,950	3,487,008
62,800	4,429,912	5,730	404,194	M&T Bank Corp.	68,530	4,834,106
320,800	2,800,584	36,650	319,955	Synovus Financial Corp.	357,450	3,120,539
		6,440	54,933	United Community Banks, Inc. (c)	6,440	54,933
66,000	1,745,040			Wilmington Trust Corp.	66,000	1,745,040
	12,036,326		1,468,658			13,504,984

				Commercial Services & Supplies — 1.2%
112,900	3,353,130	8,140	241,758	Republic Services, Inc.	121,040	3,594,888

				Computers & Peripherals — 0.5%
53,100	1,338,120	8,470	213,444	NCR Corp. (a)	61,570	1,551,564

				Construction Materials — 0.5%
		8,170	201,799	Cemex S.A.B. de C.V. ADR, (Mexico) (a) (c)	8,170	201,799
19,800	1,183,644	2,860	170,971	Vulcan Materials Co. (c)	22,660	1,354,615
	1,183,644		372,770			1,556,414

				Containers & Packaging — 1.4%
82,600	3,943,324	4,630	221,036	Ball Corp.	87,230	4,164,360
		9,500	107,065	Temple-Inland, Inc. (c)	9,500	107,065
	3,943,324		328,101			4,271,425

				Distributors — 1.7%
121,800	4,833,024	11,250	446,400	Genuine Parts Co.	133,050	5,279,424

				Diversified Telecommunication Services — 1.7%
71,600	2,548,244	6,970	248,062	CenturyTel, Inc.	78,570	2,796,306
167,280	2,064,235	16,999	209,768	Windstream Corp.	184,279	2,274,003
	4,612,479		457,830			5,070,309

				Electric Utilities — 3.6%
111,600	4,489,668	14,660	589,772	American Electric Power Co., Inc.	126,260	5,079,440
		7,290	374,560	Edison International	7,290	374,560
29,300	2,412,269	4,500	370,485	FirstEnergy Corp.	33,800	2,782,754
114,100	2,454,291	15,150	325,877	Westar Energy, Inc.	129,250	2,780,168
	9,356,228		1,660,694			11,016,922

				Electrical Equipment — 0.6%
34,750	1,640,895	5,800	273,876	AMETEK, Inc.	40,550	1,914,771

				Electronic Equipment & Instruments — 2.6%
33,900	1,521,432	2,970	133,294	Amphenol Corp., Class A	36,870	1,654,726
125,700	3,861,504	12,200	374,784	Arrow Electronics, Inc. (a)	137,900	4,236,288
44,900	1,608,318	7,200	257,904	Tyco Electronics Ltd., (Bermuda)	52,100	1,866,222
	6,991,254		765,982			7,757,236

				Energy Equipment & Services — 1.8%
112,900	4,701,156	12,170	506,759	Helix Energy Solutions Group, Inc. (a)	125,070	5,207,915
		3,900	323,583	Unit Corp. (a)	3,900	323,583
	4,701,156		830,342			5,531,498

				Food & Staples Retailing — 2.4%
		7,590	173,204	Great Atlantic & Pacific Tea Co. (a)	7,590	173,204
114,900	3,280,395	21,120	602,976	Safeway, Inc.	136,020	3,883,371
97,600	3,014,864	8,670	267,816	SUPERVALU, Inc.	106,270	3,282,680
	6,295,259		1,043,996			7,339,255

				Food Products — 0.5%
		5,240	176,850	Archer-Daniels-Midland Co.	5,240	176,850
50,250	985,905	13,190	258,788	Dean Foods Co. (a)	63,440	1,244,693
		5,600	111,328	Smithfield Foods, Inc. (a) (c)	5,600	111,328
	985,905		546,966			1,532,871

				Gas Utilities — 5.0%
56,400	4,400,892	5,300	413,559	Energen Corp.	61,700	4,814,451
11,400	787,284	2,400	165,744	Equitable Resources, Inc.	13,800	953,028
58,200	2,841,906	9,580	467,792	ONEOK, Inc.	67,780	3,309,698
55,400	3,935,616	4,400	312,576	Questar Corp.	59,800	4,248,192
56,600	1,624,986	9,530	273,606	UGI Corp.	66,130	1,898,592
	13,590,684		1,633,277			15,223,961

				Health Care Equipment & Supplies — 0.8%
25,700	2,089,410	4,900	398,370	Becton, Dickinson & Co.	30,600	2,487,780

				Health Care Providers & Services — 3.8%
100,400	3,311,192	16,580	546,809	Community Health Systems, Inc. (a)	116,980	3,858,001
113,650	3,457,233	7,810	237,580	Coventry Health Care, Inc. (a)	121,460	3,694,813
83,000	2,357,200	6,970	197,948	Lincare Holdings, Inc. (a)	89,970	2,555,148
42,500	1,180,650	9,700	269,466	VCA Antech, Inc. (a)	52,200	1,450,116
	10,306,275		1,251,803			11,558,078

				Hotels, Restaurants & Leisure — 2.2%
100,100	2,681,679	15,450	413,906	Burger King Holdings, Inc.	115,550	3,095,585
		5,000	124,900	International Game Technology	5,000	124,900
90,200	2,366,848	16,790	440,570	Marriott International, Inc., Class A	106,990	2,807,418
		4,400	141,460	Penn National Gaming, Inc. (a)	4,400	141,460
		9,980	427,443	Vail Resorts, Inc. (a) (c)	9,980	427,443
	5,048,527		1,548,279			6,596,806

				Household Durables — 2.1%
73,800	4,605,858	8,140	508,018	Fortune Brands, Inc.	81,940	5,113,876
52,587	959,187	14,380	262,291	Jarden Corp. (a)	66,967	1,221,478
		5,230	88,544	KB Home (c)	5,230	88,544
	5,565,045		858,853			6,423,898

				Household Products — 0.8%
41,700	2,176,740	2,330	121,626	Clorox Co.	44,030	2,298,366

				Industrial Conglomerates — 0.9%
84,100	2,438,900	7,220	209,380	Carlisle Cos., Inc.	91,320	2,648,280

				Insurance — 9.9%
81,550	5,379,038	7,220	476,231	Assurant, Inc.	88,770	5,855,269
133,663	3,395,040	8,886	225,704	Cincinnati Financial Corp.	142,549	3,620,744
50,900	4,057,239	7,070	563,550	Everest Re Group Ltd., (Bermuda)	57,970	4,620,789
		14,190	665,510	Loews Corp.	14,190	665,510
360,462	4,267,870	36,332	430,171	Old Republic International Corp.	396,794	4,698,041
149,100	2,619,687	19,480	342,264	OneBeacon Insurance Group Ltd.	168,580	2,961,951
61,900	2,597,943	3,890	163,263	Principal Financial Group, Inc.	65,790	2,761,206
		9,080	436,839	ProAssurance Corp. (a)	9,080	436,839
		4,060	154,483	Protective Life Corp.	4,060	154,483
168,700	4,075,792	13,800	333,408	W.R. Berkley Corp.	182,500	4,409,200
	26,392,609		3,791,423			30,184,032

				Internet & Catalog Retail — 0.1%
		2,200	161,326	Amazon.com, Inc. (a)	2,200	161,326
		5,740	105,501	Expedia, Inc. (a)	5,740	105,501
			266,827			266,827

				IT Services — 1.9%
		7,812	288,341	Fidelity National Information Services, Inc.	7,812	288,341
111,841	2,485,107	17,001	377,762	Total System Services, Inc.	128,842	2,862,869
95,500	2,360,760	6,150	152,028	Western Union Co. (The)	101,650	2,512,788
	4,845,867		818,131			5,663,998

				Machinery — 1.8%
71,100	3,439,107	4,610	222,986	Dover Corp.	75,710	3,662,093
		3,690	200,773	Harsco Corp.	3,690	200,773
		1,930	146,352	Joy Global, Inc.	1,930	146,352
		7,120	231,756	Kennametal, Inc.	7,120	231,756
57,200	1,183,468	3,990	82,553	Oshkosh Corp.	61,190	1,266,021
	4,622,575		884,420			5,506,995

				Media — 3.5%
		10,860	61,902	AH Belo Corp., Class A (c)	10,860	61,902
		10,350	75,659	Belo Corp., Class A (c)	10,350	75,659
110,300	2,492,780	10,520	237,752	Cablevision Systems Corp., Class A (a)	120,820	2,730,532
82,937	1,478,767	9,647	172,006	Clear Channel Outdoor Holdings, Inc., Class A (a)	92,584	1,650,773
32,200	1,160,166	5,250	189,158	Lamar Advertising Co., Class A (a) (c)	37,450	1,349,324
49,900	2,239,512	7,030	315,505	Omnicom Group, Inc.	56,930	2,555,017
3,720	2,183,268	160	93,904	Washington Post Co. (The), Class B	3,880	2,277,172
	9,554,493		1,145,886			10,700,379

				Multi-Utilities — 4.2%
247,100	3,681,790	31,710	472,479	CMS Energy Corp.	278,810	4,154,269
		8,450	294,567	MDU Resources Group, Inc.	8,450	294,567
		7,170	242,489	NSTAR	7,170	242,489
103,200	4,096,008	13,220	524,701	PG&E Corp.	116,420	4,620,709
158,700	3,185,109	13,870	278,371	Xcel Energy, Inc.	172,570	3,463,480
	10,962,907		1,812,607			12,775,514

				Oil, Gas & Consumable Fuels — 6.7%
67,900	1,307,075	8,830	169,978	CVR Energy, Inc. (a)	76,730	1,477,053
26,300	3,160,208	4,784	574,844	Devon Energy Corp.	31,084	3,735,052
43,282	2,330,736	8,460	455,571	Kinder Morgan Management LLC (a)	51,742	2,786,307
		4,810	471,621	Murphy Oil Corp.	4,810	471,621
		4,510	294,278	Newfield Exploration Co. (a)	4,510	294,278
		6,050	456,291	Penn Virginia Corp.	6,050	456,291
89,200	4,030,056	11,210	506,468	Teekay Corp., (Bahamas) (c)	100,410	4,536,524
152,800	6,159,368	10,640	428,898	Williams Cos., Inc.	163,440	6,588,266
	16,987,443		3,357,949			20,345,392

				Pharmaceuticals — 0.9%
148,900	2,523,855	5,840	98,988	Warner Chilcott Ltd., Class A, (Bermuda) (a)	154,740	2,622,843

				Real Estate Investment Trusts (REITs) — 4.6%
		10,950	252,945	Cousins Properties, Inc. (c)	10,950	252,945
44,200	1,525,784	10,320	356,245	Kimco Realty Corp.	54,520	1,882,029
29,400	1,255,674			Plum Creek Timber Co., Inc.	29,400	1,255,674
		3,040	156,864	PS Business Parks, Inc.	3,040	156,864
42,200	3,409,338	3,330	269,031	Public Storage	45,530	3,678,369
57,626	2,446,800	4,960	210,602	Rayonier, Inc.	62,586	2,657,402
11,800	697,616	3,400	201,008	Regency Centers Corp.	15,200	898,624
33,800	2,974,400	3,780	332,640	Vornado Realty Trust	37,580	3,307,040
	12,309,612		1,779,335			14,088,947

				Real Estate Management & Development — 1.2%
		8,500	276,590	Brookfield Asset Management, Inc., Class A, (Canada)	8,500	276,590
169,650	3,018,073	16,130	286,953	Brookfield Properties Corp., (Canada)	185,780	3,305,026
	3,018,073		563,543			3,581,616

				Software — 0.8%
102,500	2,218,100	10,180	220,295	Jack Henry & Associates, Inc.	112,680	2,438,395

				Specialty Retail — 6.0%
		5,180	324,682	Abercrombie & Fitch Co., Class A	5,180	324,682
86,967	871,409			AutoNation, Inc. (a)	86,967	871,409
38,450	4,652,835	5,020	607,470	AutoZone, Inc. (a)	43,470	5,260,305
28,500	1,309,005	7,770	356,876	Sherwin-Williams Co. (The)	36,270	1,665,881
161,300	3,830,875	16,880	400,900	Staples, Inc.	178,180	4,231,775
66,300	2,701,725	9,610	391,608	Tiffany & Co.	75,910	3,093,333
78,700	2,476,689	8,590	270,327	TJX Cos., Inc.	87,290	2,747,016
	15,842,538		2,351,863			18,194,401

				Textiles, Apparel & Luxury Goods — 1.9%
		10,440	301,507	Coach, Inc. (a)	10,440	301,507
19,800	727,650	1,090	40,058	Columbia Sportswear Co. (c)	20,890	767,708
		5,700	208,734	Phillips-Van Heusen Corp.	5,700	208,734
57,500	4,092,850	5,330	379,389	V.F. Corp.	62,830	4,472,239
	4,820,500		929,688			5,750,188

				Thrifts & Mortgage Finance — 1.3%
		4,100	79,991	Fannie Mae	4,100	79,991
		9,250	74,370	FirstFed Financial Corp. (a) (c)	9,250	74,370
		5,620	92,168	Freddie Mac	5,620	92,168
		14,510	242,027	Hudson City Bancorp, Inc.	14,510	242,027
205,100	3,199,560	26,800	418,080	People’s United Financial, Inc.	231,900	3,617,640
	3,199,560		906,636			4,106,196

				Tobacco — 0.9%
35,000	2,420,600	5,600	387,296	Lorillard, Inc. (a)	40,600	2,807,896

				Water Utilities — 0.4%
50,200	1,113,436	7,700	170,786	American Water Works Co., Inc. (a)	57,900	1,284,222

				Wireless Telecommunication Services — 1.3%
83,200	3,669,120	4,830	213,003	Telephone & Data Systems, Inc.	88,030	3,882,123
		2,600	147,030	U.S. Cellular Corp. (a)	2,600	147,030
	3,669,120		360,033			4,029,153

				Total Long-Term Investments
	255,732,302		39,682,712	(Cost $247,786,270, $41,986,795 and $289,773,065, respectively)		295,415,014

				Short-Term Investment — 2.6%
				Investment Company — 2.6%
				JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
7,774,875	7,774,875			(Cost $7,774,875, $0 and $7,774,875, respectively)	7,774,875	7,774,875

Principal		Principal			Principal
Amount ($)		Amount ($)			Amount ($)

				Investments of Cash Collateral for Securities on Loan — 0.7%
				Corporate Note — 0.3%
		1,000,000	1,000,000	UniCredito Italiano Bank Ireland plc, (Ireland), VAR, 2.48%, 08/08/08 (e)	1,000,000	1,000,000

				Repurchase Agreements — 0.4%
		355,000	355,000	Banc of America Securities LLC, 2.45%, dated	355,000	355,000
				06/30/08, due 07/01/08, repurchase price
				$355,024, collateralized by U.S. Government
				Agency Mortgages
		68,855	68,855	Barclays Capital, Inc., 2.70%, dated 06/30/08,	68,855	68,855
				due 07/01/08, repurchase price $68,860,
				collateralized by U.S. Government Agency Mortgages
		300,000	300,000	Citigroup Global Markets, Inc., 2.51%, dated	300,000	300,000
				06/30/08, due 07/01/08, repurchase price
				$300,021, collateralized by U.S. Government
				Agency Mortgages
		200,000	200,000	Deutsche Bank Securities, Inc., 2.80%, dated	200,000	200,000
				06/30/08, due 07/01/08, repurchase price
				$200,016, collateralized by U.S. Government
				Agency Mortgages
		300,000	300,000	UBS Securities LLC, 2.65%, dated 06/30/08,	300,000	300,000
				due 07/01/08, repurchase price $300,022,
				collateralized by U.S. Government Agency
				Mortgages
			1,223,855			1,223,855

			2,223,855	Total Investments of Cash Collateral for Securities on Loan		2,223,855
				(Cost $0,$2,223,855 and $2,223,855, respectively)

				Total Investments — 100.3%
	263,507,177		41,906,567	(Cost $255,561,145, $44,210,650 and $299,771,795, respectively)		305,413,744
	467,632		(1,430,394)	Liabilities in Excess of Other Assets — (0.3)%		(962,762)
	$263,974,809		$40,476,173	NET ASSETS — 100.0%		$304,450,982

				Abbreviations and Definitions:
			ADR	American Depositary Receipt
			VAR	Variable rate security. The interest rate shown is the rate in effect as
				of June 30, 2008.
			(a)	Non-income producing security.
			(b)	Investment in affiliate. Money market fund registered under the

Investment Company Act of 1940, as amended, and advised by
J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)	Security is exempt from registration under Rule 144A of the Securities
Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency

See notes to pro-forma financial statements.

JPMorgan Mid Cap Value Portfolio/JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2008 (unaudited)

	Acquired Portfolio		Acquiring Portfolio
	JPMorgan Mid Cap Value Portfolio		JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	Pro Forma Adjustments		Pro Forma Combined

Assets
Investments in non-affiliates, at value	$ 255,732,302		$ 41,906,567	$ -		$ 297,638,869
Investments in affiliates, at value	7,774,875		-	-		7,774,875
Total investment securities, at value	263,507,177		41,906,567	-		305,413,744
Cash	21,785		-	(21,785)	(a)	-
Receivables:
Investment securities sold	1,329,285		1,608,103	-		2,937,388
Portfolio shares sold	202,443		22,195	-		224,638
Interest and dividends	443,987		52,733	-		496,720
Total assets	265,504,677		43,589,598	(21,785)		309,072,490

Liabilities
Payables:
Due to custodian	-		351,536	(21,785)	(a)	329,751
Investment securities purchased	491,099		411,737	-		902,836
Collateral for securities lending program	-		2,223,855	-		2,223,855
Portfolio shares redeemed	761,954		7,708	-		769,662
Accrued liabilities:
Investment advisory fees	160,015		18,216	(68,000)	(b)	110,231
Administration fees	45,822		3,335	-		49,157
Custodian and accounting fees	13,086		12,230	-		25,316
Trustees and Chief Compliance Officer's fees	-		485	-		485
Other	57,892		84,323	68,000	(b)	210,215
Total liabilities	1,529,868		3,113,425	21,875		4,621,508
Net Assets	$ 263,974,809		$ 40,476,173	$ -		$ 304,450,982

Net Assets:
Paid in Capital	$ 253,481,338		$ 43,839,817	$ -		297,321,155
Accumulated undistributed (overdistributed)
net investment income	1,511,592		249,321	-		1,760,913
Accumulated net realized gain (loss) on
investments and futures	1,035,847		(1,308,882)	-		(273,035)
Net unrealized appreciation (depreciation) of
investments and futures	7,946,032		(2,304,083)	-		5,641,949
Total Net Assets	$ 263,974,809		$ 40,476,173	$ -		$ 304,450,982

Outstanding units of beneficial interest
(shares) (unlimited amount authorized,
no par value)
Class 1	10,248,472	*	6,471,311	31,987,497	(c)	48,707,280

Net asset value per share
Class 1	$ 25.76	*	$ 6.25	-		$ 6.25

Cost of investments in non-affiliates	$ 247,786,270		$ 44,210,650	$ -		$ 291,996,920
Cost of investments in affiliates	7,774,875		-	-		7,774,875

(a) Reflects the netting of amounts receivable and payable to and from the custodian.

(b) Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(c) Reflects the adjustment to the number of shares outstanding due to the merger.
* The shares of JPMorgan Mid Cap Value Portfolio do not have a class designation. The share amount shown represent all outstanding shares of the Portfolio.

See notes to pro-forma financial statements.

JPMorgan Mid Cap Value Portfolio/JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Pro Forma Combined Statements of Operations
For the twelve months ended June 30, 2008 (Unaudited)

	JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	Pro Forma Adjustments	Pro Forma Combined

INVESTMENT INCOME:
Interest and dividend income	$ 5,605,666	$ 939,971	-	$ 6,545,637
Total investment income	5,605,666	939,971		6,545,637
Expenses
Investment advisory fees	2,115,997	331,947	(156,013)	2,291,931	(a)
Administration fees	1,343,578	50,849	(1,041,822)	352,605	(a)
Custodian and accounting fees	41,981	43,525	(20,000)	65,506	(b)
Interest expense	-	55	-	55
Professional fees	108,878	44,057	(108,878)	44,057	(b)
Printing and mailing costs	97,842	64,768	(13,663)	148,947	(b)
Trustees' and Chief Compliance Officer's fees	12,970	73	(12,043)	1,000	(b)
Transfer agent fees	9,071	4,901		13,972
Other	49,905	9,940		59,845
Total expenses	3,780,222	550,115	(1,352,419)	2,977,918
Less amounts waived	(756,339)	(90,248)	846,587	-
Less earnings credits	(1,030)	(193)	-	(1,223)
Net expenses	3,022,853	459,674	(505,832)	2,976,695
Net investment income (loss)	2,582,813	480,297	505,832	3,568,942

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	9,837,061	946,805	-	10,783,866
Net realized gain (loss)	9,837,061	946,805	-	10,783,866

Change in net unrealized appreciation (depreciation) of:
Investments	(56,088,115)	(10,092,521)	-	(66,180,636)
Change in net unrealized appreciation (depreciation)	(56,088,115)	(10,092,521)	-	(66,180,636)

Net realized/unrealized gains (losses)	(46,251,054)	(9,145,716)	-	(55,396,770)

Change in net assets resulting from operations	$ (43,668,241)	$ (8,665,419)	$ 505,832	$(51,827,828)

(a) Based on contract in effect for the surviving portfolio.
(b) Decrease due to the elimination of duplicate expenses achieved by merging the portfolios.

See notes to pro-forma financial statements.

JPMorgan Mid Cap Value Portfolio

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

1.	Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of JPMorgan Mid Cap Value Portfolio , a series of J.P. Morgan Series Trust II (“Mid Cap Value Portfolio”), and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio, a series of JPMorgan Insurance Trust (“Diversified Mid Cap Value Portfolio”), each a “Portfolio”. Following the combination, Mid Cap Value Portfolio will be the accounting survivor.

Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Mid Cap Value Portfolio for shares of Diversified Mid Cap Value Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination would be accomplished by an acquisition of the net assets of Mid Cap Value Portfolio in exchange for Class 1 shares of Diversified Mid Cap Value Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Diversified Mid Cap Value Portfolio will not be restated. The fiscal year end is December 31 for Mid Cap Value Portfolio and Diversified Mid Cap Value Portfolio.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Mid Cap Value Portfolio and Diversified Mid Cap Value Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Gener ally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values

JPMorgan Mid Cap Value Portfolio

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Portfolio applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

Mid Cap Value Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$263,507,177	$-
Level 2	-	-
Level 3	-	-
Total	$263,507,177	$-

* Other financial instruments include futures, forwards and swap contracts.

Diversified Mid Cap Value Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$40,449,002	$-
Level 2	1,457,565	-
Level 3	-	-
Total	$41,906,567	$-

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Mid Cap Value Portfolio

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

Combined Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$303,956,179	$-
Level 2	1,457,565	-
Level 3	-	-
Total	$305,413,744	$-

* Other financial instruments include futures, forwards and swap contracts.

B. Shares of Beneficial Interest — The Pro Forma Class 1 shares net asset value per share assumes the issuance of 42,235,969 Class 1 shares of Diversified Mid Cap Value Portfolio in exchange for 10,248,472 shares of Mid Cap Value Portfolio.

C. Federal Income Taxes — Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Diversified Mid Cap Value Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan Small Company Portfolio/JPMorgan Insurance Trust Small Cap Equity Value Portfolio
Combined Schedules of Portfolio Investments
As of June 30, 2008 (Unaudited)

JPMorgan Small Company Portfolio	JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio		Combined Pro Forma	Combined Pro Forma
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Long-Term Investments -- 91.6%
				Common Stocks -- 91.1%
				Aerospace & Defense -- 2.0%
14,100	483,630			Ceradyne, Inc. (a)	14,100	483,630
1,600	71,584			Curtiss-Wright Corp.	1,600	71,584
9,400	463,044			Esterline Technologies Corp. (a)	9,400	463,044
1,800	58,572			HEICO Corp.	1,800	58,572
8,300	309,092			Moog, Inc., Class A (a)	8,300	309,092
		1,400	32,984	Orbital Sciences Corp. (a)	1,400	32,984
1,200	56,520			Triumph Group, Inc.	1,200	56,520
	1,442,442		32,984			1,475,426

				Air Freight & Logistics -- 0.5%
3,000	148,380			Atlas Air Worldwide Holdings Inc. (a)	3,000	148,380
6,400	218,432			Hub Group, Inc., Class A (a)	6,400	218,432
		1,800	38,718	Pacer International, Inc.	1,800	38,718
	366,812		38,718			405,530

				Airlines -- 0.5%
		1,150	11,627	Continental Airlines, Inc., Class B (a)	1,150	11,627
1,900	13,205			Hawaiian Holdings, Inc. (a)	1,900	13,205
20,000	173,200			Republic Airways Holdings, Inc. (a)	20,000	173,200
13,400	169,510			SkyWest, Inc.	13,400	169,510
		50	261	UAL Corp.	50	261
	355,915		11,888			367,803

				Auto Components -- 0.8%
1,800	14,382			American Axle & Manufacturing Holdings, Inc.	1,800	14,382
		800	9,984	Arvin Meritor, Inc.	800	9,984
7,500	174,600	475	11,058	ATC Technology Corp. (a)	7,975	185,658
4,100	32,144			Cooper Tire & Rubber Co.	4,100	32,144
		425	6,779	Drew Industries, Inc. (a)	425	6,779
19,100	270,838			Lear Corp. (a)	19,100	270,838
2,300	18,768			Standard Motor Products, Inc.	2,300	18,768
6,400	86,592			Tenneco, Inc. (a)	6,400	86,592
	597,324		27,821			625,145

				Biotechnology -- 2.8%
4,000	290,000	175	12,687	Alexion Pharmaceuticals, Inc. (a)	4,175	302,687
6,800	84,048	375	4,635	Alkermes, Inc. (a)	7,175	88,683
7,300	37,887	375	1,946	Arena Pharmaceuticals, Inc. (a)	7,675	39,833
		300	8,694	BioMarin Pharmaceuticals, Inc. (a)	300	8,694
13,400	16,348			Bionovo, Inc. (a)	13,400	16,348
5,200	13,520			Cell Genesys, Inc. (a)	5,200	13,520
		50	3,335	Cephalon, Inc. (a)	50	3,335
3,400	12,070	150	533	Combinatorx, Inc. (a)	3,550	12,603
4,800	68,880			GTx, Inc. (a)	4,800	68,880
15,000	78,150	675	3,517	Human Genome Sciences, Inc. (a)	15,675	81,667
6,300	3,087	400	196	Keryx Biopharmaceuticals, Inc. (a)	6,700	3,283
		25	843	Martek Biosciences Corp. (a)	25	843
9,000	59,490			Medarex, Inc. (a)	9,000	59,490
5,200	236,704	100	4,552	Myriad Genetics, Inc. (a)	5,300	241,256
5,100	181,560	125	4,450	Onyx Pharmaceuticals, Inc. (a)	5,225	186,010
3,900	61,893	175	2,777	Progenics Pharmaceuticals, Inc. (a)	4,075	64,670
6,400	17,344	1,525	4,133	Protalix BioTherapeutics, Inc. (Israel) (a)	7,925	21,477
8,200	118,408	375	5,415	Regeneron Pharmaceuticals, Inc. (a)	8,575	123,823
2,700	61,182	100	2,266	Rigel Pharmaceuticals, Inc. (a)	2,800	63,448
15,600	131,976	600	5,076	Seattle Genetics, Inc. (a)	16,200	137,052
3,900	4,719			Telik, Inc. (a)	3,900	4,719
4,900	54,684	525	5,859	Third Wave Technologies, Inc. (a)	5,425	60,543
4,300	420,325	150	14,662	United Therapeutics Corp. (a)	4,450	434,987
	1,952,275		85,576			2,037,851

				Building Products -- 0.7%
		175	2,795	Gibraltar Industries, Inc.	175	2,795
15,700	287,467	600	10,986	INSTEEL Industries, Inc.	16,300	298,453
		550	20,201	NCI Building Systems, Inc. (a)	550	20,201
9,250	137,455	400	5,944	Quanex Building Products Corp.	9,650	143,399
2,300	68,908			Universal Forest Products, Inc.	2,300	68,908
	493,830		39,926			533,756

				Capital Markets -- 1.0%
		225	20,264	Affiliated Managers Group, Inc. (a)	225	20,264
3,800	28,690			BGC Partners, Inc., Class A (a)	3,800	28,690
1,600	27,248			Calamos Asset Management, Inc., Class A	1,600	27,248
		750	25,814	Federated Investors, Inc., Class B	750	25,814
		25	662	Janus Capital Group, Inc.	25	662
15,100	271,498			Knight Capital Group, Inc., Class A (a)	15,100	271,498
4,975	49,750			Kohlberg Capital Corp.	4,975	49,750
		325	2,301	LaBranche & Co., Inc. (a)	325	2,301
5,158	20,529			MCG Capital Corp.	5,158	20,529
2,100	46,914			optionsXpress Holdings, Inc.	2,100	46,914
2,111	13,194			Patriot Capital Funding, Inc.	2,111	13,194
12,700	210,947			SWS Group, Inc.	12,700	210,947
5,981	32,656			TICC Capital Corp.	5,981	32,656
1,000	10,150			TradeStation Group, Inc. (a)	1,000	10,150
400	6,700			US Global Investors, Inc., Class A	400	6,700
	718,276		49,041			767,317

				Chemicals -- 1.8%
2,000	46,260			Balchem Corp.	2,000	46,260
900	137,520			CF Industries Holdings, Inc.	900	137,520
6,500	145,860			H.B. Fuller Co.	6,500	145,860
16,600	281,038			Hercules, Inc.	16,600	281,038
3,700	118,215			Innophos Holdings, Inc.	3,700	118,215
		900	16,938	Innospec, Inc., (United Kingdom)	900	16,938
7,500	314,025			Koppers Holdings, Inc.	7,500	314,025
6,800	47,396			PolyOne Corp. (a)	6,800	47,396
		400	3,772	Spartech Corp.	400	3,772
		650	32,077	Terra Industries, Inc. (a)	650	32,077
7,200	169,128			W.R. Grace & Co. (a)	7,200	169,128
2,300	34,224			Zep, Inc.	2,300	34,224
	1,293,666		52,787			1,346,453

				Commercial Banks -- 4.4%
1,000	16,100	100	1,610	1st Source Corp.	1,100	17,710
4,320	37,584			Ameris Bancorp	4,320	37,584
600	11,574			Associated Banc-Corp.	600	11,574
600	25,680	850	36,379	BancFirst Corp.	1,450	62,059
4,400	71,236			Banco Latinoamericano de Exportaciones S.A., Class E, (Panama)	4,400	71,236
4,300	45,838			Central Pacific Financial Corp.	4,300	45,838
1,846	5,206			Citizens Republic Bancorp, Inc.	1,846	5,206
5,050	43,430			City Bank	5,050	43,430
4,700	191,619	300	12,231	City Holding Co.	5,000	203,850
35,500	156,910			Colonial BancGroup, Inc. (The)	35,500	156,910
2,800	54,124			Columbia Banking System, Inc.	2,800	54,124
		78	3,093	Commerce Bancshares, Inc.	78	3,093
6,600	136,092			Community Bank System, Inc.	6,600	136,092
1,640	43,066			Community Trust Bancorp, Inc.	1,640	43,066
4,500	31,770			East West Bancorp, Inc.	4,500	31,770
17,100	108,414			First Bancorp (Puerto Rico)	17,100	108,414
800	10,112			First Bancorp	800	10,112
2,500	70,500			First Community Bancshares, Inc.	2,500	70,500
		100	1,815	First Merchants Corp.	100	1,815
3,662	58,555			Glacier Bancorp, Inc.	3,662	58,555
2,200	30,844			Green Bankshares, Inc.	2,200	30,844
19,300	100,553			Hanmi Financial Corp.	19,300	100,553
900	8,910			Heritage Commerce Corp.	900	8,910
8,375	372,436			IBERIABANK Corp.	8,375	372,436
4,810	102,790			International Bancshares Corp.	4,810	102,790
2,500	47,700	50	954	Lakeland Financial Corp.	2,550	48,654
1,000	15,500			MainSource Financial Group, Inc.	1,000	15,500
16,500	177,045			Nara Bancorp, Inc.	16,500	177,045
2,600	53,586			NBT Bancorp, Inc.	2,600	53,586
2,800	39,928			Oriental Financial Group, Inc.	2,800	39,928
9,900	136,422			Pacific Capital Bancorp	9,900	136,422
2,600	49,348			Peoples Bancorp, Inc.	2,600	49,348
1,100	29,403			Prosperity Bancshares, Inc.	1,100	29,403
800	11,784			Renasant Corp.	800	11,784
463	11,390			Republic Bancorp, Inc., Class A	463	11,390
900	14,850	125	2,063	Sierra Bancorp	1,025	16,913
1,000	27,970	1,200	33,564	Simmons First National Corp., Class A	2,200	61,534
6,500	74,750			Southwest Bancorp, Inc.	6,500	74,750
		143	2,088	StellarOne Corp.	143	2,088
19,850	180,436			Sterling Bancshares, Inc.	19,850	180,436
6,450	26,703			Sterling Financial Corp.	6,450	26,703
		775	22,770	Suffolk Bancorp	775	22,770
2,400	17,976			Taylor Capital Group, Inc.	2,400	17,976
		1,200	14,436	TCF Financial Corp.	1,200	14,436
1,000	10,950			TriCo Bancshares	1,000	10,950
9,195	7,816	675	574	W Holding Co., Inc.	9,870	8,390
5,600	48,552			West Coast Bancorp	5,600	48,552
6,700	352,353			Westamerica Bancorp	6,700	352,353
4,100	35,137			Wilshire Bancorp, Inc.	4,100	35,137
	3,102,942		131,577			3,234,519

				Commercial Services & Supplies -- 3.8%
		850	23,706	Administaff, Inc.	850	23,706
1,300	16,575			Bowne & Co., Inc.	1,300	16,575
19,700	264,768			Comfort Systems USA, Inc.	19,700	264,768
3,700	33,744	200	1,824	COMSYS IT Partners, Inc. (a)	3,900	35,568
7,000	344,890			Consolidated Graphics, Inc. (a)	7,000	344,890
28,100	500,742	600	10,692	Deluxe Corp.	28,700	511,434
		2,750	14,328	Diamond Management & Technology Consultants, Inc.	2,750	14,328
3,900	61,035			Ennis, Inc.	3,900	61,035
8,100	182,250			GEO Group, Inc. (The) (a)	8,100	182,250
4,400	121,616			Heidrick & Struggles International, Inc.	4,400	121,616
8,800	219,032			Herman Miller, Inc.	8,800	219,032
800	14,128			HNI Corp.	800	14,128
23,800	268,464	2,400	27,071	IKON Office Solutions, Inc.	26,200	295,535
18,700	158,763			Kforce, Inc. (a)	18,700	158,763
10,700	130,005			Knoll, Inc.	10,700	130,005
7,600	119,548			Korn/Ferry International (a)	7,600	119,548
3,000	58,680			Navigant Consulting, Inc. (a)	3,000	58,680
		100	1,820	Standard Parking Corp. (a)	100	1,820
		2,175	20,510	Standard Register Co. (The)	2,175	20,510
		100	1,003	Steelcase, Inc., Class A	100	1,003
8,000	105,680			TrueBlue, Inc. (a)	8,000	105,680
2,600	96,070			United Stationers, Inc. (a)	2,600	96,070
	2,695,990		100,954			2,796,944

				Communications Equipment -- 2.4%
16,300	34,556			3Com Corp. (a)	16,300	34,556
		375	8,940	Adtran, Inc.	375	8,940
26,507	223,984			Arris Group, Inc. (a)	26,507	223,984
5,400	100,440	700	13,020	Avocent Corp. (a)	6,100	113,460
3,800	103,322	700	19,033	Black Box Corp.	4,500	122,355
3,300	46,563			Blue Coat Systems, Inc. (a)	3,300	46,563
		250	13,193	CommScope, Inc. (a)	250	13,193
4,400	215,600			Comtech Telecommunications Corp. (a)	4,400	215,600
900	7,065			Digi International, Inc. (a)	900	7,065
20,800	242,320	2,525	29,415	Emulex Corp. (a)	23,325	271,735
3,400	9,656			Extreme Networks, Inc. (a)	3,400	9,656
15,900	18,921			Finisar Corp. (a)	15,900	18,921
2,900	34,278			Foundry Networks, Inc. (a)	2,900	34,278
9,000	85,590			Harmonic, Inc. (a)	9,000	85,590
		900	21,888	InterDigital, Inc. (a)	900	21,888
9,600	11,424			MRV Communications, Inc. (a)	9,600	11,424
4,100	56,826			NETGEAR, Inc. (a)	4,100	56,826
8,900	198,648			Plantronics, Inc.	8,900	198,648
5,000	121,800			Polycom, Inc. (a)	5,000	121,800
4,300	18,275			Powerwave Technologies, Inc. (a)	4,300	18,275
3,800	12,996			Sonus Networks, Inc. (a)	3,800	12,996
10,800	41,472			Symmetricom, Inc. (a)	10,800	41,472
		150	698	Tellabs, Inc. (a)	150	698
5,500	80,905			Tekelec (a)	5,500	80,905
2,000	10,940			UTStarcom, Inc. (a)	2,000	10,940
	1,675,581		106,187			1,781,768

				Computers & Peripherals -- 0.7%
3,900	12,480			Adaptec, Inc. (a)	3,900	12,480
1,100	16,060			Electronics for Imaging, Inc. (a)	1,100	16,060
3,800	10,560			Hypercom Corp. (a)	3,800	10,560
6,100	139,812	900	20,628	Imation Corp.	7,000	160,440
700	7,896			Intevac, Inc. (a)	700	7,896
15,800	175,854			Novatel Wireless, Inc. (a)	15,800	175,854
2,800	15,092			Palm, Inc.	2,800	15,092
		75	1,094	QLogic Corp. (a)	75	1,094
16,700	22,545			Quantum Corp. (a)	16,700	22,545
		250	3,350	Rackable Systems, Inc. (a)	250	3,350
2,800	105,644			Synaptics, Inc. (a)	2,800	105,644
	505,943		25,072			531,015

				Construction & Engineering -- 0.7%
		275	3,993	Dycom Industries, Inc. (a)	275	3,993
1,300	37,089	1,125	32,096	EMCOR Group, Inc. (a)	2,425	69,185
		75	1,290	Integrated Electrical Services, Inc. (a)	75	1,290
		125	4,364	KBR, Inc.	125	4,364
2,000	21,320			MasTec, Inc. (a)	2,000	21,320
13,300	439,565			Perini Corp. (a)	13,300	439,565
	497,974		41,743			539,717

				Construction Materials -- 0.1% (g)
3,200	37,664	50	589	Headwaters, Inc. (a)	3,250	38,253

				Consumer Finance -- 1.9%
7,800	39,624	275	1,397	Advance America Cash Advance Centers, Inc.	8,075	41,021
		725	6,250	AmeriCredit Corp. (a)	725	6,250
20,500	635,500			Cash America International, Inc.	20,500	635,500
		150	3,834	Credit Acceptance Corp. (a)	150	3,834
15,297	231,138	750	11,332	Dollar Financial Corp. (a)	16,047	242,470
7,300	93,075			EZCORP, Inc., Class A (a)	7,300	93,075
2,700	40,473			First Cash Financial Services, Inc. (a)	2,700	40,473
4,900	12,593			First Marblehead Corp. (The)	4,900	12,593
4,000	44,920			Nelnet, Inc., Class A	4,000	44,920
8,200	276,094	275	9,259	World Acceptance Corp. (a)	8,475	285,353
	1,373,417		32,072			1,405,489

				Containers & Packaging -- 1.5%
1,100	19,107			AEP Industries, Inc. (a)	1,100	19,107
		6,150	12,423	Graphic Packaging Holding Co. (a)	6,150	12,423
17,300	140,995	275	2,241	Myers Industries, Inc.	17,575	143,236
20,902	626,851	375	11,246	Rock-Tenn Co., Class A	21,277	638,097
5,500	279,070			Silgan Holdings, Inc.	5,500	279,070
		1,950	7,937	Smurfit-Stone Container Corp. (a)	1,950	7,937
	1,066,023		33,847			1,099,870

				Diversified Consumer Services -- 0.0% (g)
		250	8,178	Coinstar, Inc. (a)	250	8,178
900	6,345			thinkorswim Group, Inc. (a)	900	6,345
	6,345		8,178			14,523

				Diversified Financial Services -- 0.6%
1,600	18,288			Compass Diversified Holdings	1,600	18,288
2,500	22,075			Encore Capital Group, Inc. (a)	2,500	22,075
3,300	72,468			Financial Federal Corp.	3,300	72,468
9,600	308,448			Interactive Brokers Group, Inc. (a)	9,600	308,448
	421,279					421,279

				Diversified Telecommunication Services -- 1.6%
107,500	427,850			Cincinnati Bell, Inc. (a)	107,500	427,850
		875	9,923	Citizens Communications Co.	875	9,923
		1,025	15,262	Consolidated Communications Holdings, Inc.	1,025	15,262
52,200	761,076			Premiere Global Services, Inc. (a)	52,200	761,076
	1,188,926		25,185			1,214,111

				Electric Utilities -- 1.4%
12,700	251,460	400	7,920	El Paso Electric Co. (a)	13,100	259,380
16,600	373,832	300	6,756	Portland General Electric Co.	16,900	380,588
666	19,587			UIL Holdings Corp.	666	19,587
		175	5,427	UniSource Energy Corp.	175	5,427
16,200	348,462			Westar Energy, Inc.	16,200	348,462
	993,341		20,103			1,013,444

				Electrical Equipment -- 2.7%
2,800	91,924			A.O. Smith Corp.	2,800	91,924
6,100	293,288			Acuity Brands, Inc.	6,100	293,288
5,400	52,326			Evergreen Solar, Inc. (a)	5,400	52,326
29,000	778,070			GrafTech International Ltd. (a)	29,000	778,070
		450	3,654	LSI Industries, Inc.	450	3,654
2,700	5,103			Power-One, Inc. (a)	2,700	5,103
10,900	460,525			Regal-Beloit Corp.	10,900	460,525
6,800	303,484			Superior Essex, Inc. (a)	6,800	303,484
	1,984,720		3,654			1,988,374

				Electronic Equipment & Instruments -- 2.0%
8,700	517,563			Anixter International, Inc. (a)	8,700	517,563
9,100	148,694	250	4,085	Benchmark Electronics, Inc. (a)	9,350	152,779
3,900	81,432			Checkpoint Systems, Inc. (a)	3,900	81,432
		1,175	35,121	Coherent, Inc. (a)	1,175	35,121
6,700	67,335			CTS Corp.	6,700	67,335
4,700	55,131			Insight Enterprises, Inc. (a)	4,700	55,131
3,500	36,575	1,325	13,846	Methode Electronics, Inc.	4,825	50,421
		75	7,115	Mettler-Toledo International, Inc. (a)	75	7,115
5,000	138,400			Plexus Corp. (a)	5,000	138,400
2,100	63,420			Rofin-Sinar Technologies, Inc. (a)	2,100	63,420
63,600	81,408	5,125	6,560	Sanmina-SCI Corp. (a)	68,725	87,968
		25	847	Tech Data Corp. (a)	25	847
4,900	83,251			Technitrol, Inc.	4,900	83,251
10,200	134,742			TTM Technologies, Inc. (a)	10,200	134,742
	1,407,951		67,574			1,475,525

				Energy Equipment & Services -- 3.4%
9,900	176,220			Allis-Chalmers Energy, Inc. (a)	9,900	176,220
2,700	85,050			Basic Energy Services, Inc. (a)	2,700	85,050
		1,200	21,516	Global Industries Ltd. (a)	1,200	21,516
22,800	205,884	1,000	9,030	Grey Wolf, Inc. (a)	23,800	214,914
12,400	721,432			Gulfmark Offshore, Inc. (a)	12,400	721,432
5,600	97,720	2,275	39,699	ION Geophysical Corp. (a)	7,875	137,419
2,200	183,216			Lufkin Industries, Inc.	2,200	183,216
2,400	55,344			Matrix Service Co. (a)	2,400	55,344
2,600	20,436			Newpark Resources, Inc. (a)	2,600	20,436
14,400	144,144			Parker Drilling Co. (a)	14,400	144,144
		125	4,505	Patterson-UTI Energy, Inc.	125	4,505
2,700	214,569			T-3 Energy Services, Inc. (a)	2,700	214,569
12,400	451,608			Trico Marine Services, Inc. (a)	12,400	451,608
4,100	88,888			Union Drilling, Inc. (a)	4,100	88,888
	2,444,511		74,750			2,519,261

				Food & Staples Retailing -- 1.2%
3,600	83,412			Casey's General Stores, Inc.	3,600	83,412
12,600	431,802	825	28,273	Nash Finch Co.	13,425	460,075
13,300	305,900			Spartan Stores, Inc.	13,300	305,900
	821,114		28,273			849,387

				Food Products -- 0.6%
19,200	452,544			Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	19,200	452,544

				Gas Utilities -- 1.2%
6,500	262,405			Laclede Group, Inc. (The)	6,500	262,405
6,900	225,285			New Jersey Resources Corp.	6,900	225,285
		1,000	42,589	Nicor, Inc.	1,000	42,589
3,700	171,162			Northwest Natural Gas Co.	3,700	171,162
5,200	180,648			WGL Holdings, Inc.	5,200	180,648
	839,500		42,589			882,089

				Health Care Equipment & Supplies -- 2.8%
10,700	284,085			CONMED Corp. (a)	10,700	284,085
		300	14,100	Datascope Corp.	300	14,100
13,100	226,630			Greatbatch, Inc. (a)	13,100	226,630
300	16,638			Haemonetics Corp. (a)	300	16,638
3,800	169,024			Integra LifeSciences Holdings Corp. (a)	3,800	169,024
15,600	318,864	1,775	36,281	Invacare Corp.	17,375	355,145
3,800	39,406			Medical Action Industries, Inc. (a)	3,800	39,406
2,300	63,986			Mentor Corp.	2,300	63,986
5,300	7,420			NeuroMetrix, Inc. (a)	5,300	7,420
1,400	13,972			Palomar Medical Technologies, Inc. (a)	1,400	13,972
3,000	16,650	225	1,249	Power Medical Interventions, Inc. (a)	3,225	17,899
11,700	193,284	375	6,195	Quidel Corp. (a)	12,075	199,479
13,300	382,508			STERIS Corp.	13,300	382,508
1,600	71,744			SurModics, Inc. (a)	1,600	71,744
9,500	165,205	400	6,956	Thoratec Corp. (a)	9,900	172,161
	1,969,416		64,781			2,034,197

				Health Care Providers & Services -- 3.3%
12,800	110,976			Alliance Imaging, Inc. (a)	12,800	110,976
3,800	191,596			Amedisys, Inc. (a)	3,800	191,596
7,700	160,160			AMERIGROUP Corp. (a)	7,700	160,160
9,300	157,356			AMN Healthcare Services, Inc. (a)	9,300	157,356
6,000	116,340	675	13,088	Apria Healthcare Group, Inc. (a)	6,675	129,428
8,700	146,073			Centene Corp. (a)	8,700	146,073
4,900	179,389			Chemed Corp.	4,900	179,389
2,900	65,627			Emergency Medical Services Corp. (a)	2,900	65,627
8,700	41,151			Five Star Quality Care, Inc. (a)	8,700	41,151
20,100	382,905			Gentiva Health Services, Inc. (a)	20,100	382,905
1,800	29,682			Hanger Orthopedic Group, Inc. (a)	1,800	29,682
2,300	63,917			inVentiv Health, Inc. (a)	2,300	63,917
		625	35,149	Landauer, Inc.	625	35,149
		750	27,773	Magellan Health Services, Inc. (a)	750	27,773
		625	11,238	Medcath Corp. (a)	625	11,238
900	21,906			Molina Healthcare, Inc. (a)	900	21,906
		1,150	30,153	Omnicare, Inc.	1,150	30,153
5,300	242,157			Owens & Minor, Inc.	5,300	242,157
8,500	138,550			PSS World Medical, Inc. (a)	8,500	138,550
3,800	143,792			Psychiatric Solutions, Inc. (a)	3,800	143,792
5,300	94,234			Res-Care, Inc. (a)	5,300	94,234
2,300	37,743			US Physical Therapy, Inc. (a)	2,300	37,743
	2,323,554		117,401			2,440,955

				Health Care Technology -- 0.6%
2,900	49,445	325	5,541	MedAssets, Inc. (a)	3,225	54,986
14,200	187,156			Omnicell, Inc. (a)	14,200	187,156
8,400	179,592			Trizetto Group (a)	8,400	179,592
	416,193		5,541			421,734

				Hotels, Restaurants & Leisure -- 0.9%
		1,400	11,186	AFC Enterprises, Inc. (a)	1,400	11,186
2,600	74,360			Bob Evans Farms, Inc.	2,600	74,360
3,700	90,687			CBRL Group, Inc.	3,700	90,687
33,500	95,140	4,525	12,851	Denny's Corp. (a)	38,025	107,991
4,200	48,300	525	6,038	Domino's Pizza, Inc.	4,725	54,338
13,100	293,571			Jack in the Box, Inc. (a)	13,100	293,571
		550	6,490	Monarch Casino & Resort, Inc. (a)	550	6,490
1,100	18,480			Rick's Cabaret International, Inc. (a)	1,100	18,480
	620,538		36,565			657,103

				Household Durables -- 1.6%
		1,550	19,126	American Greetings Corp., Class A	1,550	19,126
		325	3,910	Blyth, Inc.	325	3,910
11,300	66,105			Champion Enterprises, Inc. (a)	11,300	66,105
67	1,623	100	2,422	CSS Industries, Inc.	167	4,045
		450	6,012	Furniture Brands International, Inc.	450	6,012
5,800	93,496	225	3,627	Helen of Troy Ltd. (Bermuda) (a)	6,025	97,123
4,200	72,744			Hooker Furniture Corp.	4,200	72,744
2,268	41,368			Jarden Corp. (a)	2,268	41,368
		1,000	16,769	Leggett & Platt, Inc.	1,000	16,769
		275	930	Standard Pacific Corp.	275	930
9,000	70,290			Tempur-Pedic International, Inc.	9,000	70,290
22,600	773,372	225	7,700	Tupperware Brands Corp.	22,825	781,072
	1,118,998		60,496			1,179,494

				Industrial Conglomerates -- 0.0% (g)
		600	33,354	Teleflex, Inc.	600	33,354

				Insurance -- 3.2%
2,600	125,944			American Physicians Capital, Inc.	2,600	125,944
4,000	63,760			Amerisafe, Inc. (a)	4,000	63,760
2,758	92,558	251	8,424	Argo Group International Holdings Ltd. (Bermuda) (a)	3,009	100,982
12,500	295,875	525	12,427	Aspen Insurance Holdings Ltd. (Bermuda)	13,025	308,302
6,600	118,734			Assured Guaranty Ltd. (Bermuda)	6,600	118,734
		75	2,236	Axis Capital Holdings Ltd., (Bermuda)	75	2,236
		850	8,432	Conseco, Inc. (a)	850	8,432
4,150	96,031			Delphi Financial Group, Inc., Class A	4,150	96,031
3,400	59,976			First Mercury Financial Corp. (a)	3,400	59,976
3,400	40,086			Flagstone Reinsurance Holdings Ltd., (Bermuda)	3,400	40,086
1,500	14,505			Hallmark Financial Services (a)	1,500	14,505
		450	15,223	Harleysville Group, Inc.	450	15,223
		75	1,664	LandAmerica Financial Group, Inc.	75	1,664
4,800	102,384			Max Capital Group, Ltd. (Bermuda)	4,800	102,384
11,700	62,010			Meadowbrook Insurance Group, Inc.	11,700	62,010
2,500	49,550			National Financial Partners Corp.	2,500	49,550
200	10,810	350	18,917	Navigators Group, Inc. (a)	550	29,727
9,000	293,490	425	13,859	Platinum Underwriters Holdings Ltd., (Bermuda)	9,425	307,349
21,700	199,857			PMA Capital Corp., Class A (a)	21,700	199,857
		150	7,217	ProAssurance Corp. (a)	150	7,217
		50	2,234	RenaissanceRe Holdings Ltd., (Bermuda)	50	2,234
7,000	249,550			Safety Insurance Group, Inc.	7,000	249,550
4,100	59,368			SeaBright Insurance Holdings, Inc. (a)	4,100	59,368
7,100	133,196			Selective Insurance Group	7,100	133,196
5,600	196,896			Zenith National Insurance Corp.	5,600	196,896
	2,264,580		90,633			2,355,213

				Internet & Catalog Retail -- 0.2%
10,600	141,298			FTD Group, Inc.	10,600	141,298
300	4,242			NutriSystem, Inc.	300	4,242
	145,540					145,540

				Internet Software & Services -- 1.3%
2,500	36,775			Ariba, Inc. (a)	2,500	36,775
3,300	10,560			Art Technology Group, Inc. (a)	3,300	10,560
4,400	52,008	250	2,955	AsiaInfo Holdings, Inc., (China) (a)	4,650	54,963
2,500	12,500			Chordiant Software, Inc. (a)	2,500	12,500
3,790	40,174	242	2,565	CMGI, Inc. (a)	4,032	42,739
3,500	50,154			Digital River, Inc. (a)	3,500	50,154
24,600	212,790			EarthLink, Inc. (a)	24,600	212,790
6,200	74,462			Interwoven, Inc. (a)	6,200	74,462
6,300	144,900			j2 Global Communications, Inc. (a)	6,300	144,900
20,400	204,612			United Online, Inc.	20,400	204,612
7,700	116,655	1,325	20,074	ValueClick, Inc. (a)	9,025	136,729
	955,590		25,594			981,184

				IT Services -- 1.8%
10,700	122,943	150	1,724	Acxiom Corp.	10,850	124,667
4,500	205,965			CACI International, Inc., Class A (a)	4,500	205,965
14,100	87,561			CIBER, Inc. (a)	14,100	87,561
4,200	46,284	250	2,755	CSG Systems International, Inc. (a)	4,450	49,039
11,146	186,473	78	1,305	Cybersource Corp. (a)	11,224	187,778
4,600	95,312			Gartner, Inc. (a)	4,600	95,312
2,600	14,924	350	2,009	Hackett Group, Inc. (The) (a)	2,950	16,933
		25	958	Hewitt Associates, Inc., Class A (a)	25	958
1700	13,821			iGate Corp. (a)	1,700	13,821
4,600	20,194			infoGROUP, Inc.	4,600	20,194
600	23,220			Integral Systems, Inc.	600	23,220
4,800	230,976			Mantech International Corp., Class A (a)	4,800	230,976
2,100	73,122			MAXIMUS, Inc.	2,100	73,122
1,700	38,896			NCI, Inc., Class A (a)	1,700	38,896
9,600	144,096			Perot Systems Corp., Class A (a)	9,600	144,096
		2,400	9,480	Unisys Corp. (a)	2,400	9,480
	1,303,787		18,231			1,322,018

				Leisure Equipment & Products -- 1.0%
		900	32,148	Hasbro, Inc.	900	32,148
24,800	541,880	400	8,740	JAKKS Pacific, Inc. (a)	25,200	550,620
6,600	122,496			RC2 Corp. (a)	6,600	122,496
1,700	44,880			Steinway Musical Instruments (a)	1,700	44,880
	709,256		40,888			750,144

				Life Sciences Tools & Services -- 0.6%
1,500	51,150	75	2,558	AMAG Pharmaceuticals, Inc. (a)	1,575	53,708
700	56,623			Bio-Rad Laboratories, Inc., Class A (a)	700	56,623
10,300	132,355			Bruker Corp. (a)	10,300	132,355
1,600	17,952	325	3,647	Enzo Biochem, Inc. (a)	1,925	21,599
3,800	19,000			Exelixis, Inc. (a)	3,800	19,000
		75	6,533	Illumina, Inc. (a)	75	6,533
1,300	47,229			Kendle International, Inc. (a)	1,300	47,229
6,500	76,895	450	5,324	Medivation, Inc. (a)	6,950	82,219
		1,200	33,419	PerkinElmer, Inc.	1,200	33,419
	401,204		51,481			452,685

				Machinery -- 3.8%
5,800	24,650			Accuride Corp. (a)	5,800	24,650
		150	7,862	AGCO Corp. (a)	150	7,862
5,500	176,770			Astec Industries, Inc. (a)	5,500	176,770
13,100	302,479			Barnes Group, Inc.	13,100	302,479
4,100	173,512			Cascade Corp.	4,100	173,512
2,000	97,280			Chart Industries, Inc. (a)	2,000	97,280
6,900	338,031			CIRCOR International, Inc.	6,900	338,031
9,000	216,720			Columbus McKinnon Corp. (a)	9,000	216,720
14,100	526,494			EnPro Industries, Inc. (a)	14,100	526,494
1,400	61,474			Middleby Corp. (a)	1,400	61,474
		600	43,734	Nordson Corp.	600	43,734
		650	21,307	Tecumseh Products Co., Class A (a)	650	21,307
		425	3,213	Wabash National Corp.	425	3,213
16,400	797,368	100	4,862	Wabtec Corp.	16,500	802,230
1,200	29,880			Watts Water Technologies, Inc., Class A	1,200	29,880
	2,744,658		80,978			2,825,636

				Marine -- 0.7%
5,500	358,600			Genco Shipping & Trading Ltd.	5,500	358,600
16,700	166,165			Horizon Lines, Inc., Class A	16,700	166,165
300	11,985			TBS International Ltd., Class A, (Bermuda) (a)	300	11,985
	536,750					536,750

				Media -- 1.5%
2,600	19,006			Belo Corp., Class A	2,600	19,006
		1,475	1,549	Charter Communications, Inc., Class A (a)	1,475	1,549
		700	2,758	Cumulus Media, Inc., Class A (a)	700	2,758
3,500	24,570	375	2,633	Entercom Communications Corp., Class A	3,875	27,203
7,300	83,585			Harte-Hanks, Inc.	7,300	83,585
3,400	13,566			Lee Enterprises, Inc.	3,400	13,566
8,600	51,256			LIN TV Corp., Class A (a)	8,600	51,256
4,200	134,988			Marvel Entertainment, Inc. (a)	4,200	134,988
3,700	25,086			McClatchy Co., Class A	3,700	25,086
4,700	134,702			Scholastic Corp. (a)	4,700	134,702
67,300	511,480	2,775	21,089	Sinclair Broadcast Group, Inc., Class A	70,075	532,569
3,800	47,576			Valassis Communications, Inc. (a)	3,800	47,576
	1,045,815		28,029			1,073,844

				Metals & Mining -- 0.5%
500	40,280			Compass Minerals International, Inc.	500	40,280
2,900	220,168			Olympic Steel, Inc.	2,900	220,168
900	103,140			Schnitzer Steel Industries, Inc., Class A	900	103,140
		75	2,930	Steel Dynamics, Inc.	75	2,930
		1,425	29,213	Worthington Industries, Inc.	1,425	29,213
	363,588		32,143			395,731

				Multiline Retail -- 0.1%
		1,150	35,926	Big Lots, Inc. (a)	1,150	35,926
		675	7,412	Saks, Inc. (a)	675	7,412
			43,338			43,338

				Multi-Utilities -- 0.3%
3,000	96,180			Black Hills Corp.	3,000	96,180
		925	23,514	NorthWestern Corp.	925	23,514
9,800	117,208	75	897	PNM Resources, Inc.	9,875	118,105
	213,388		24,411			237,799

				Oil, Gas & Consumable Fuels -- 3.5%
700	20,265			APCO Argentina, Inc.	700	20,265
1,300	51,311			ATP Oil & Gas Corp. (a)	1,300	51,311
3,400	82,654			Bois d'Arc Energy, Inc. (a)	3,400	82,654
		200	3,166	Brigham Exploration Co. (a)	200	3,166
4,400	120,384			Callon Petroleum Co. (a)	4,400	120,384
		325	4,849	Energy Partners, Ltd. (a)	325	4,849
		375	8,966	Frontier Oil Corp.	375	8,966
		175	12,212	Frontline Ltd., (Bermuda)	175	12,212
16,000	127,520			Gran Tierra Energy, Inc., (Canada) (a)	16,000	127,520
		275	10,167	Mariner Energy, Inc. (a)	275	10,167
25,700	707,264			McMoRan Exploration Co. (a)	25,700	707,264
		3,550	10,473	Meridian Resource Corp. (a)	3,550	10,473
4,200	316,764			Penn Virginia Corp.	4,200	316,764
		400	29,187	Plains Exploration & Production Co. (a)	400	29,187
		175	4,988	Rosetta Resources, Inc. (a)	175	4,988
10,000	659,100	625	41,193	Stone Energy Corp. (a)	10,625	700,293
3,600	237,816	225	14,864	Swift Energy Co. (a)	3,825	252,680
14,000	118,580	675	5,717	VAALCO Energy, Inc. (a)	14,675	124,297
		75	4,388	W&T Offshore, Inc.	75	4,388
		100	2,111	Westmoreland Coal Co. (a)	100	2,111
	2,441,658		152,281			2,593,939

				Paper & Forest Products -- 0.2%
13,600	115,056	950	8,037	Buckeye Technologies, Inc. (a)	14,550	123,093

				Personal Products -- 0.1%
9,300	91,791			American Oriental Bioengineering, Inc. (China) (a)	9,300	91,791
		200	6,412	NBTY, Inc. (a)	200	6,412
	91,791		6,412			98,203

				Pharmaceuticals -- 1.1%
4,000	90,120			Alpharma, Inc., Class A (a)	4,000	90,120
900	30,258			Auxilium Pharmaceuticals, Inc. (a)	900	30,258
3,400	13,668	200	804	Barrier Therapeutics, Inc. (a)	3,600	14,472
2,000	32,300			Bentley Pharmaceuticals, Inc. (a)	2,000	32,300
6,000	52,800	425	3,740	Cardiome Pharma Corp. (Canada) (a)	6,425	56,540
5,200	37,388	275	1,977	Cypress Bioscience, Inc. (a)	5,475	39,365
7,000	25,690			DURECT Corp. (a)	7,000	25,690
		525	641	MDRNA, Inc. (a)	525	641
2,900	47,067			Par Pharmaceutical Cos., Inc. (a)	2,900	47,067
		175	5,560	Perrigo Co.	175	5,560
1,200	8,436			Salix Pharmaceuticals Ltd. (a)	1,200	8,436
4,100	3,485	325	276	ULURU, Inc. (a)	4,425	3,761
3,900	66,729			Valeant Pharmaceuticals International (a)	3,900	66,729
19,400	214,564	1,250	13,824	ViroPharma, Inc. (a)	20,650	228,388
		275	7,472	Watson Pharmaceuticals, Inc. (a)	275	7,472
3,400	132,702	150	5,855	XenoPort, Inc. (a)	3,550	138,557
	755,207		40,149			795,356

				Real Estate Investment Trusts (REITs) -- 5.7%
1,283	35,719			American Campus Communities, Inc.	1,283	35,719
11,400	80,256	1,325	9,328	Anthracite Capital, Inc.	12,725	89,584
		500	3,255	Anworth Mortgage Asset Corp.	500	3,255
4,500	20,790			Ashford Hospitality Trust, Inc.	4,500	20,790
6,300	67,473			Associated Estates Realty Corp.	6,300	67,473
2,100	51,513			BioMed Realty Trust, Inc.	2,100	51,513
3,600	39,060			Capstead Mortgage Corp.	3,600	39,060
35,300	292,284	950	7,866	DCT Industrial Trust, Inc.	36,250	300,150
20,600	842,746			Digital Realty Trust, Inc.	20,600	842,746
7,500	83,850			Glimcher Realty Trust	7,500	83,850
5,200	60,268			Gramercy Capital Corp. (m)	5,200	60,268
7,600	57,380			Hersha Hospitality Trust	7,600	57,380
2,000	96,120	150	7,209	Home Properties, Inc.	2,150	103,329
1,800	45,234			LaSalle Hotel Properties	1,800	45,234
48,600	662,418	1,300	17,719	Lexington Realty Trust	49,900	680,137
		825	21,087	LTC Properties, Inc.	825	21,087
4,900	59,633			Maguire Properties, Inc.	4,900	59,633
47,400	309,048	2,050	13,366	MFA Mortgage Investments, Inc.	49,450	322,414
		50	2,552	Mid-America Apartment Communities, Inc.	50	2,552
2,000	21,920			Mission West Properties	2,000	21,920
10,900	227,810			National Retail Properties, Inc.	10,900	227,810
1,800	56,682			Nationwide Health Properties, Inc.	1,800	56,682
6,700	111,555			Omega Healthcare Investors, Inc.	6,700	111,555
2,300	77,579			Parkway Properties, Inc.	2,300	77,579
13,300	307,762	175	4,050	Pennsylvania Real Estate Investment Trust	13,475	311,812
2,400	123,840	200	10,320	PS Business Parks, Inc.	2,600	134,160
3,400	25,228			RAIT Financial Trust	3,400	25,228
		1,000	20,540	Ramco-Gershenson Properties Trust	1,000	20,540
2,100	98,679			Saul Centers, Inc.	2,100	98,679
10,800	210,924			Senior Housing Properties Trust	10,800	210,924
		475	4,451	Strategic Hotels & Resorts, Inc.	475	4,451
		1,350	22,409	Sunstone Hotel Investors, Inc.	1,350	22,409
		100	4,865	Taubman Centers, Inc.	100	4,865
	4,065,771		149,017			4,214,788

				Real Estate Management & Development - 0.1%
2,700	51,435			Forestar Real Estate Group, Inc. (a)	2,700	51,435

				Road & Rail - 0.3%
2,700	98,928			Arkansas Best Corp.	2,700	98,928
		250	11,815	Con-way, Inc.	250	11,815
7,200	107,064	325	4,833	YRC Worldwide, Inc. (a)	7,525	111,897
	205,992		16,648			222,640

				Semiconductors & Semiconductor Equipment -- 4.2%
700	11,795			Actel Corp. (a)	700	11,795
4,600	63,020			Advanced Energy Industries, Inc. (a)	4,600	63,020
54,700	569,427	400	4,164	Amkor Technology, Inc. (a)	55,100	573,591
2,925	25,038			Applied Micro Circuits Corp. (a)	2,925	25,038
2,400	8,568	425	1,517	Asyst Technologies, Inc. (a)	2,825	10,085
		300	1,044	Atmel Corp. (a)	300	1,044
2,900	14,152			Axcelis Technologies, Inc. (a)	2,900	14,152
2,700	22,329	300	2,481	Brooks Automation, Inc. (a)	3,000	24,810
12,400	68,944	2,250	12,510	Cirrus Logic, Inc. (a)	14,650	81,454
		800	21,504	Cymer, Inc. (a)	800	21,504
6,250	172,750			Diodes, Inc. (a)	6,250	172,750
7,906	51,784			Entegris, Inc. (a)	7,906	51,784
		450	4,473	Integrated Device Technology, Inc. (a)	450	4,473
2,000	23,880			IXYS Corp. (a)	2,000	23,880
8,100	59,049			Kulicke & Soffa Industries, Inc. (a)	8,100	59,049
3,500	10,955			Lattice Semiconductor Corp. (a)	3,500	10,955
		4,500	27,629	LSI Corp. (a)	4,500	27,629
1,200	2,640			LTX Corp. (a)	1,200	2,640
3,400	16,184			Mattson Technology, Inc. (a)	3,400	16,184
9,700	88,755	2,100	19,215	Micrel, Inc.	11,800	107,970
3,300	83,094			Microsemi Corp. (a)	3,300	83,094
9,000	33,750			MIPS Technologies, Inc. (a)	9,000	33,750
4,900	107,310			MKS Instruments, Inc. (a)	4,900	107,310
2,300	27,807	350	4,232	OmniVision Technologies, Inc. (a)	2,650	32,039
1,500	10,560			Photronics, Inc. (a)	1,500	10,560
23,700	181,305			PMC-Sierra, Inc. (a)	23,700	181,305
8,200	23,780			RF Micro Devices, Inc. (a)	8,200	23,780
1,100	8,261			Semitool, Inc. (a)	1,100	8,261
5,200	73,164	250	3,518	Semtech Corp. (a)	5,450	76,682
400	5,556			Sigma Designs, Inc. (a)	400	5,556
10,000	72,500			Silicon Image, Inc. (a)	10,000	72,500
7,500	20,775	1,800	4,986	Silicon Storage Technology, Inc. (a)	9,300	25,761
49,600	489,552			Skyworks Solutions, Inc. (a)	49,600	489,552
2,800	76,020			Standard Microsystems Corp. (a)	2,800	76,020
600	14,004			Supertex, Inc. (a)	600	14,004
10,300	126,896			Techwell, Inc. (a)	10,300	126,896
27,600	167,256			TriQuint Semiconductor, Inc. (a)	27,600	167,256
		300	4,656	Ultratech, Inc. (a)	300	4,656
18,900	221,130	225	2,633	Zoran Corp. (a)	19,125	223,763
	2,951,990		114,562			3,066,552

				Software -- 2.9%
12,900	50,439			Actuate Corp. (a)	12,900	50,439
1,400	50,960			Ansoft Corp. (a)	1,400	50,960
31,000	412,300	2,725	36,242	Aspen Technology, Inc. (a)	33,725	448,542
4,000	27,640			Epicor Software Corp. (a)	4,000	27,640
1,800	25,560	1,037	14,725	EPIQ Systems, Inc. (a)	2,837	40,285
		50	1,039	Fair Isaac Corp.	50	1,039
7,600	114,304			Informatica Corp. (a)	7,600	114,304
1,400	7,980			InterVoice, Inc. (a)	1,400	7,980
9,600	173,760	125	2,263	JDA Software Group, Inc. (a)	9,725	176,023
1,600	23,936			Macrovision Corp. (a)	1,600	23,936
2,000	12,140	100	607	Magma Design Automation, Inc. (a)	2,100	12,747
1,800	42,714			Manhattan Associates, Inc. (a)	1,800	42,714
6,800	107,440			Mentor Graphics Corp. (a)	6,800	107,440
		200	12,950	MicroStrategy, Inc., Class A (a)	200	12,950
900	21,870	175	4,253	Net 1 UEPS Technologies, Inc., (South Africa) (a)	1,075	26,123
12,640	210,709			Parametric Technology Corp. (a)	12,640	210,709
900	12,114	225	3,029	Pegasystems, Inc.	1,125	15,143
10,200	260,814			Progress Software Corp. (a)	10,200	260,814
2,600	10,764	425	1,760	Secure Computing Corp. (a)	3,025	12,524
2,300	13,110			Smith Micro Software, Inc. (a)	2,300	13,110
1,200	43,644	75	2,728	SPSS, Inc. (a)	1,275	46,372
11,800	347,156	800	23,535	Sybase, Inc. (a)	12,600	370,691
		1,175	28,093	Synopsys, Inc. (a)	1,175	28,093
		225	2,450	Wind River Systems, Inc. (a)	225	2,450
	1,969,354		133,674			2,103,028

				Specialty Retail -- 3.2%
		225	8,737	Advance Auto Parts, Inc.	225	8,737
6,050	189,547			Aeropostale, Inc. (a)	6,050	189,547
		725	18,008	Barnes & Noble, Inc.	725	18,008
13,400	181,570			Brown Shoe Co., Inc.	13,400	181,570
3,500	160,055			Buckle, Inc. (The)	3,500	160,055
		925	9,898	Cache, Inc. (a)	925	9,898
7,342	85,387	575	6,687	Collective Brands, Inc. (a)	7,917	92,074
		1,775	15,443	Finish Line, Inc., Class A (a)	1,775	15,443
14,600	585,022			Gymboree Corp. (a)	14,600	585,022
7,900	211,325			JOS A Bank Clothiers, Inc. (a)	7,900	211,325
15,600	254,124			Men's Wearhouse, Inc.	15,600	254,124
		1,950	26,324	Midas, Inc. (a)	1,950	26,324
29,100	598,587			Rent-A-Center, Inc. (a)	29,100	598,587
	2,265,617		85,097			2,350,714

				Textiles, Apparel & Luxury Goods -- 2.0%
2,900	106,575			Columbia Sportswear Co.	2,900	106,575
3,000	417,600			Deckers Outdoor Corp. (a)	3,000	417,600
22,200	299,700			Maidenform Brands, Inc. (a)	22,200	299,700
4,700	93,060			Movado Group, Inc.	4,700	93,060
900	17,235			Oxford Industries, Inc.	900	17,235
13,700	290,714			Perry Ellis International, Inc. (a)	13,700	290,714
2,300	42,274			Steven Madden Ltd. (a)	2,300	42,274
4,200	187,572			UniFirst Corp.	4,200	187,572
	1,454,730					1,454,730

				Thrifts & Mortgage Finance -- 0.8%
2,300	56,994	1,350	33,453	Federal Agricultural Mortgage Corp., Class C	3,650	90,447
10,257	131,905			First Niagara Financial Group, Inc.	10,257	131,905
1,200	11,280			First Place Financial Corp.	1,200	11,280
2,700	14,499			Guaranty Financial Group, Inc. (a)	2,700	14,499
400	2,292			Imperial Capital Bancorp, Inc.	400	2,292
400	7,220			OceanFirst Financial Corp.	400	7,220
14,800	68,820	150	698	Ocwen Financial Corp. (a)	14,950	69,518
7,900	15,405			PMI Group, Inc. (The)	7,900	15,405
8,500	63,070			Trustco Bank Corp.	8,500	63,070
6,100	22,875			United Community Financial Corp.	6,100	22,875
3,300	147,180			WSFS Financial Corp.	3,300	147,180
	541,540		34,151			575,691

				Tobacco -- 0.7%
72,700	371,497	5,650	28,871	Alliance One International, Inc. (a)	78,350	400,368
2,700	122,094	175	7,914	Universal Corp.	2,875	130,008
	493,591		36,785			530,376

				Trading Companies & Distributors -- 1.0%
24,675	596,395			Applied Industrial Technologies, Inc.	24,675	596,395
3,700	84,212			Kaman Corp.	3,700	84,212
		725	29,029	WESCO International, Inc. (a)	725	29,029
	680,607		29,029			709,636

				Wireless Telecommunication Services -- 0.8%
29,600	206,904	1,325	9,261	Centennial Communications Corp. (a)	30,925	216,165
24,000	388,800			Syniverse Holdings, Inc. (a)	24,000	388,800
		150	1,133	USA Mobility, Inc. (a)	150	1,133
	595,704		10,394			606,098
				Total Common Stocks
	64,549,203		2,651,188	(Cost $71,413,500, $3,223,584 and $74,637,084, respectively)		67,200,391

Principal Amount ($)		Principal Amount ($)			Principal Amount ($)
				U.S. Treasury Obligation -- 0.5%
365,000				U.S. Treasury Note, 4.63, 11/30/08 (k)	365,000
	368,993			(Cost $368,179, $0 and $368,179, respectively)		368,993

				Total Long-Term Investments
	64,918,196		2,651,188	(Cost $71,781,679, $3,223,584 and $75,005,263, respectively)		67,569,384

Shares		Shares			Shares
				Short-Term Investment -- 1.7%
				Investment Company -- 1.7%
1,195,373		89,392		JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	1,284,765
	1,195,373		89,392	(Cost $1,195,373, $89,392 and $1,284,765, respectively)		1,284,765

				Total Investments -- 93.3%
	66,113,569		2,740,580	(Cost $72,977,052, $3,312,976 and $76,290,028, respectively)		68,854,149
	4,882,131		41,030	Other Assets in Excess of Liabilities -- 6.7% (g)		4,923,161
	$70,995,700		$2,781,610	NET ASSETS -- 100.0%		$73,777,310

				Percentages indicated are based on net assets.
				See notes to pro-forma financial statements.

Futures Contracts

Series Trust II Small Company Portfolio
Number of Contracts	Expiration Date	Description	Notional Value at 06/30/08	Unrealized Appreciation (Depreciation)
Long Futures Outstanding
19	September, 2008	Russell 2000 Index	$ 6,571,150	$ (108,930)

Combined Pro Forma
Number of Contracts	Expiration Date	Description	Notional Value at 06/30/08	Unrealized Appreciation (Depreciation)
Long Futures Outstanding
19	September, 2008	Russell 2000 Index	$ 6,571,150	$ (108,930)

Abbreviations and Definitions:
	(a)	Non-income producing security.
	(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
	(g)	Amount rounds to less than 0.1%.
	(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements, and forward currency contracts.

JPMorgan Small Company Portfolio/JPMorgan Insurance Trust Small Cap Equity Portfolio
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2008 (Unaudited)

	Acquired Portfolio		Acquiring Portfolio
	JPMorgan Small Company Portfolio		JPMorgan Insurance Trust Small Cap Equity Portfolio	Pro Forma Adjustments		Pro Forma Combined

Assets
Investments in non-affiliates, at value	$ 64,918,196		$ 2,651,188	$ -		$ 67,569,384
Investments in affiliates, at value	1,195,373		89,392	-		1,284,765
Total investment securities, at value	66,113,569		2,740,580	-		68,854,149
Cash	-		42	(42)	(a)	-
Receivables:
Investment securities sold	7,393,745		90,574	-		7,484,319
Portfolio shares sold	17,295		6,043	-		23,338
Interest and dividends	86,933		4,722	-		91,655
Due from Advisor	-		3,085	30,793	(b)	33,878
Total assets	73,611,542		2,845,046	30,751		76,487,339

Liabilities
Payables:
Due to custodian	5,395		-	(42)	(a)	5,353
Investment securities purchased	2,170,210		14,523	-		2,184,733
Portfolio shares redeemed	264,672		-	-		264,672
Variation margin on futures contracts	62,087		-	-		62,087
Accrued liabilities:
Investment advisory fees	37,207		-	(37,207)	(b)	-
Administration fees	16,053		-	-		16,053
Distribution fees	-		604	-		604
Custodian and accounting fees	30,466		10,389	-		40,855
Trustees and Chief Compliance Officer's fees	-		16	-		16
Other	29,752		37,904	68,000	(c)	135,656
Total liabilities	2,615,842		63,436	30,751		2,710,029
Net Assets	$ 70,995,700		$ 2,781,610	$ -		$ 73,777,310

Net Assets:
Paid in Capital	$ 74,207,012		$ 3,454,864	$ -		77,661,876
Accumulated undistributed (overdistributed)
net investment income	68,217		3,921	-		72,138
Accumulated net realized gain (loss) on
investments and futures	3,692,884		(104,779)	-		3,588,105
Net unrealized appreciation (depreciation) of
investments and futures	(6,972,413)		(572,396)	-		(7,544,809)
Total Net Assets	$ 70,995,700		$ 2,781,610	$ -		$ 73,777,310

Class 1 Shares	$ 70,995,700		$ -	-		70,995,700	(d)
Class 2 shares	-		2,781,610	-		2,781,610	(d)
Total Net Assets	$ 70,995,700		$ 2,781,610	$ -		$ 73,777,310

Outstanding units of beneficial interest						-
(shares) (unlimited amount authorized,
no par value)
Class 1	5,274,689	*	-	772,645	(e)	6,047,334
Class 2	-		236,924	-		236,924

Net asset value per share
Class 1	$ 13.46	*	$ -	-		$ 11.74
Class 2	-		11.74	-		11.74

Cost of investments in non-affiliates	$ 71,781,679		$ 3,223,584	$ -		$ 75,005,263
Cost of investments in affiliates	1,195,373		89,392	-		1,284,765

(a) Reflects the netting of amounts receivable and payable to and from the custodian.
(b) Reflects the netting of amounts receivable and payable to and from the Advisor.

(c) Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.

(d) Reflects total combined net assets due to the merger.
(e) Reflects the adjustment to the number of shares outstanding due to the merger.
* The shares of JPMorgan Small Company Portfolio do not have a class designation. The share amount shown represent all outstanding shares of the Portfolio.

JPMorgan Small Company Portfolio/JPMorgan Insurance Trust Small Cap Equity Portfolio
Pro Forma Combined Statements of Operations
For the twelve months ended June 30, 2008 (unaudited)

	JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Equity Portfolio	Pro Forma Adjustments	Pro Forma Combined

INVESTMENT INCOME:
Interest and dividend income	$ 1,079,869	$ 45,139	-	$ 1,125,008
Total investment income	1,079,869	45,139		1,125,008
Expenses
Investment advisory fees	495,501	19,785	39,998	555,284	(a)
Administration fees	249,933	3,033	(167,538)	85,428	(a)
Custodian and accounting fees	48,313	34,522	(16,400)	66,435	(b)
Distribution fees	-	7,609		7,609
Professional fees	65,958	41,713	(61,271)	46,400	(b)
Printing and mailing costs	48,308	6,373	(6,373)	48,308	(b)
Trustees' and Chief Compliance Officer's fees	6,870	36	(5,906)	1,000	(b)
Transfer agent fees	18,022	2,001	3,500	23,523	(c)
Other	18,210	2,715	1,280	22,205	(c)
Total expenses	951,115	117,787	(212,710)	856,192
Less amounts waived	(26,192)	(22,818)	49,010	-	(a)
Less expense reimbursements	-	(55,963)	55,963	-	(a)
Less earnings credits	(1,404)	(45)	-	(1,449)
Net expenses	923,519	38,961	(107,737)	854,743
Net investment income (loss)	156,350	6,178	107,737	270,265

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	5,761,451	(109,996)	-	5,651,455
Futures	(470,423)	-	-	(470,423)
Net realized gain (loss)	5,291,028	(109,996)	-	5,181,032

Change in net unrealized appreciation (depreciation) of:
Investments	(22,866,902)	(623,142)	-	(23,490,044)
Futures	(45,192)	-	-	(45,192)
Change in net unrealized appreciation (depreciation)	(22,912,094)	(623,142)	-	(23,535,236)

Net realized/unrealized gains (losses)	(17,621,066)	(733,138)	-	(18,354,204)

Change in net assets resulting from operations	$ (17,464,716)	$ (726,960)	$ 107,737	$(18,083,939)

(a) Based on the contract in effect for the surviving portfolio.
(b) Decrease due to elimination of duplicate expenses achieved by merging the portfolios.
(c) Increase due to increased expenses that will be incurred as a result of adding an additional share class to the surviving portfolio.

JPMorgan Small Company Portfolio

JPMorgan Insurance Trust Small Cap Equity Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

1.	Basis of Combination

The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of JPMorgan Small Company Portfolio, a series of J.P. Morgan Series Trust II (“Small Company Portfolio”), and JPMorgan Insurance Trust Small Cap Equity Portfolio, a series of JPMorgan Insurance Trust (“Small Cap Equity Portfolio”), each a “Portfolio”. Following the combination, Small Company Portfolio will be the accounting survivor.

Under the terms of Agreement and Plan of Reorganization, the exchange of assets of Small Company Portfolio for shares of Small Cap Equity Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination will be accomplished by an acquisition of the net assets of Small Company Portfolio in exchange for Class 1 shares of Small Cap Equity Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Small Cap Equity Portfolio will not be restated. The fiscal year end is December 31 for the Small Company Portfolio and Small Cap Equity Portfolio.

The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies which are consistently followed by Small Company Portfolio and Small Cap Equity Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A. Security Valuation - Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign

JPMorgan Small Company Portfolio

JPMorgan Insurance Trust Small Cap Equity Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Portfolio applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

Small Company Portfolio

Valuation Inputs	Investment In Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$65,744,576	$-	$(108,930)
Level 2	368,993	-	-
Level 3	-	-	-
Total	$66,113,569	$-	$(108,930)

* Other financial instruments include futures, forwards and swap contracts.

Small Cap Equity Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$2,740,580	$-
Level 2	-	-
Level 3	-	-
Total	$2,740,580	$-

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Small Company Portfolio

JPMorgan Insurance Trust Small Cap Equity Portfolio

Notes to Pro Forma Financial Statements (unaudited)

June 30, 2008

Combined Portfolio

Valuation Inputs	Investment In Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$68,485,156	$-	$(108,930)
Level 2	368,993	-	-
Level 3	-	-	-
Total	$68,854,149	$-	$(108,930)

* Other financial instruments include futures, forwards and swap contracts.

B. Shares of Beneficial Interest — The Pro Forma Class 1 shares net asset value per share assumes the issuance of 6,047,334 Class 1 shares of Small Cap Equity Portfolio in exchange for 5,274,689 shares of Small Company Portfolio.

C. Federal Income Taxes — Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Small Cap Equity Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

JPMorgan U.S. Large Cap Core Equity Portfolio/JPMorgan Insurance Trust Diversified Equity Portfolio
Combined Schedules of Portfolio Investments
As of June 30, 2008 (Unaudited)

JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio		Combined Pro Forma	Combined Pro Forma
Shares	Value ($)	Shares	Value ($)	Security Description	Shares	Value ($)
				Long-Term Investments -- 98.6%
				Common Stocks -- 98.6%
				Aerospace & Defense -- 3.1%
5,935	390,048	26,430	1,736,980	Boeing Co.	32,365	2,127,028
-	-	9,250	618,825	Northrop Grumman Corp.	9,250	618,825
11,515	710,476	53,740	3,315,758	United Technologies Corp.	65,255	4,026,234
	1,100,524		5,671,563			6,772,087

				Auto Components -- 1.6%
19,890	570,445	105,400	3,022,872	Johnson Controls, Inc.	125,290	3,593,317

				Beverages -- 1.6%
-	-	60,500	3,144,790	Coca-Cola Co. (The)	60,500	3,144,790
7,060	448,945	-	-	PepsiCo, Inc.	7,060	448,945
	448,945		3,144,790			3,593,735

				Biotechnology -- 1.8%
-	-	7,658	361,151	Amgen, Inc. (a)	7,658	361,151
4,430	282,944	25,000	1,596,750	Celgene Corp. (a)	29,430	1,879,694
8,730	462,254	26,110	1,382,525	Gilead Sciences, Inc. (a)	34,840	1,844,779
	745,198		3,340,426			4,085,624

				Capital Markets -- 3.8%
5,410	220,025	6,250	254,187	Ameriprise Financial, Inc.	11,660	474,212
12,750	482,332	15,110	571,611	Bank of New York Mellon Corp. (The)	27,860	1,053,943
1,430	250,107	13,165	2,302,558	Goldman Sachs Group, Inc. (The)	14,595	2,552,665
-	-	8,160	161,650	Lehman Brothers Holdings, Inc.	8,160	161,650
10,300	326,613	19,790	627,541	Merrill Lynch & Co., Inc.	30,090	954,154
11,840	427,069	43,342	1,563,346	Morgan Stanley	55,182	1,990,415
-	-	9,440	604,066	State Street Corp.	9,440	604,066
11,330	204,960	21,100	381,699	TD AMERITRADE Holding Corp. (a)	32,430	586,659
	1,911,106		6,466,658			8,377,764

				Chemicals -- 2.0%
-	-	900	88,974	Air Products & Chemicals, Inc.	900	88,974
2,300	290,812	8,990	1,136,696	Monsanto Co.	11,290	1,427,508
10,665	1,005,070	13,940	1,313,705	Praxair, Inc.	24,605	2,318,775
-	-	11,090	515,020	Rohm & Haas Co.	11,090	515,020
	1,295,882		3,054,395			4,350,277

				Commercial Banks -- 2.9%
-	-	5,030	128,919	Comerica, Inc.	5,030	128,919
-	-	1,500	15,270	Fifth Third Bancorp	1,500	15,270
-	-	4,400	25,388	Huntington Bancshares, Inc.	4,400	25,388
-	-	36,600	401,868	Keycorp	36,600	401,868
-	-	1,100	16,863	Marshall & Ilsley Corp.	1,100	16,863
-	-	3,120	113,006	SunTrust Banks, Inc.	3,120	113,006
19,040	531,026	49,220	1,372,746	U.S. Bancorp	68,260	1,903,772
7,800	121,134	34,070	529,107	Wachovia Corp.	41,870	650,241
24,350	578,312	98,506	2,339,518	Wells Fargo & Co.	122,856	2,917,830
-	-	8,820	277,742	Zions Bancorp (c)	8,820	277,742
	1,230,472		5,220,427			6,450,899

				Communications Equipment -- 5.5%
47,865	1,113,340	254,920	5,929,439	Cisco Systems, Inc. (a)	302,785	7,042,779
22,115	509,751	93,160	2,147,338	Corning, Inc.	115,275	2,657,089
-	-	2,400	58,800	Nokia OYJ ADR, (Finland)	2,400	58,800
16,145	716,353	40,820	1,811,184	QUALCOMM, Inc.	56,965	2,527,537
	2,339,444		9,946,761			12,286,205

				Computers & Peripherals -- 5.4%
4,140	693,202	13,637	2,283,379	Apple, Inc. (a)	17,777	2,976,581
-	-	26,760	585,509	Dell, Inc. (a)	26,760	585,509
-	-	4,500	66,105	EMC Corp. (a)	4,500	66,105
17,075	754,886	77,270	3,416,107	Hewlett-Packard Co.	94,345	4,170,993
6,595	781,705	27,322	3,238,477	International Business Machines Corp.	33,917	4,020,182
-	-	4,340	94,004	NetApp, Inc. (a)	4,340	94,004
	2,229,793		9,683,581			11,913,374

				Construction & Engineering -- 0.1%
-	-	1,250	232,600	Fluor Corp.	1,250	232,600

				Consumer Finance -- 0.4%
-	-	14,770	556,386	American Express Co.	14,770	556,386
-	-	10,810	410,888	Capital One Financial Corp.	10,810	410,888
	-		967,274			967,274

				Diversified Consumer Services -- 0.3%
-	-	8,840	730,449	ITT Educational Services, Inc. (a)	8,840	730,449

				Diversified Financial Services -- 2.6%
25,040	597,705	114,067	2,722,779	Bank of America Corp.	139,107	3,320,484
-	-	9,200	62,652	CIT Group, Inc.	9,200	62,652
16,990	284,752	82,434	1,381,594	Citigroup, Inc.	99,424	1,666,346
-	-	679	260,186	CME Group, Inc.	679	260,186
-	-	10,520	532,943	NYSE Euronext	10,520	532,943
	882,457		4,960,154			5,842,611

				Diversified Telecommunication Services -- 3.4%
20,790	700,415	86,053	2,899,125	AT&T, Inc.	106,843	3,599,540
20,595	729,063	89,592	3,171,557	Verizon Communications, Inc.	110,187	3,900,620
	1,429,478		6,070,682			7,500,160

				Electric Utilities -- 3.1%
		25,410	1,022,244	American Electric Power Co., Inc.	25,410	1,022,244
7,365	378,414	16,410	843,146	Edison International	23,775	1,221,560
2,600	233,896	16,590	1,492,436	Exelon Corp.	19,190	1,726,332
8,680	714,624	17,770	1,463,004	FirstEnergy Corp.	26,450	2,177,628
		5,110	335,114	FPL Group, Inc.	5,110	335,114
		30,990	393,883	Sierra Pacific Resources	30,990	393,883
	1,326,934		5,549,827			6,876,761

				Electronic Equipment & Instruments -- 0.0% (g)
-	-	1,900	68,058	Tyco Electronics Ltd. (Bermuda)	1,900	68,058

				Energy Equipment & Services -- 3.8%
3,050	266,387	14,890	1,300,493	Baker Hughes, Inc.	17,940	1,566,880
-	-	28,510	1,513,026	Halliburton Co.	28,510	1,513,026
3,200	283,904	14,870	1,319,266	National Oilwell Varco, Inc. (a)	18,070	1,603,170
5,770	619,871	27,320	2,934,987	Schlumberger Ltd.	33,090	3,554,858
-	-	1,700	259,063	Transocean, Inc. (a)	1,700	259,063
	1,170,162		7,326,835			8,496,997

				Food & Staples Retailing -- 5.4%
12,755	504,715	43,410	1,717,734	CVS/Caremark Corp.	56,165	2,222,449
23,600	673,780	162,520	4,639,946	Safeway, Inc.	186,120	5,313,726
8,900	244,839	67,780	1,864,628	SYSCO Corp.	76,680	2,109,467
8,300	466,460	32,580	1,830,996	Wal-Mart Stores, Inc.	40,880	2,297,456
	1,889,794		10,053,304			11,943,098

				Food Products -- 0.8%
-	-	13,490	819,787	General Mills, Inc.	13,490	819,787
-	-	35,738	1,016,746	Kraft Foods, Inc., Class A	35,738	1,016,746
	-		1,836,533			1,836,533

				Health Care Equipment & Supplies -- 1.5%
4,850	426,558	10,220	898,849	CR Bard, Inc.	15,070	1,325,407
		27,670	1,431,923	Medtronic, Inc.	27,670	1,431,923
		7,500	510,375	Zimmer Holdings, Inc. (a)	7,500	510,375
	426,558		2,841,147			3,267,705

				Health Care Providers & Services -- 1.5%
8,050	326,266	2,800	113,484	Aetna, Inc.	10,850	439,750
-	-	26,510	1,367,386	Cardinal Health, Inc.	26,510	1,367,386
-	-	29,110	1,387,382	WellPoint, Inc. (a)	29,110	1,387,382
	326,266		2,868,252			3,194,518

				Hotels, Restaurants & Leisure -- 0.9%
4,420	110,411	58,840	1,469,823	International Game Technology	63,260	1,580,234
6,720	235,805	6,480	227,383	Yum! Brands, Inc.	13,200	463,188
	346,216		1,697,206			2,043,422

				Household Durables -- 0.0% (g)
-	-	5,230	97,958	Toll Brothers, Inc. (a) (c)	5,230	97,958

				Household Products -- 2.8%
5,410	373,831	18,900	1,305,990	Colgate-Palmolive Co.	24,310	1,679,821
15,105	918,535	59,197	3,599,770	Procter & Gamble Co.	74,302	4,518,305
	1,292,366		4,905,760			6,198,126

				Independent Power Producers & Energy Traders -- 0.3%
-	-	5,030	412,963	Constellation Energy Group, Inc.	5,030	412,963
-	-	7,840	336,336	NRG Energy, Inc. (a)	7,840	336,336
	-		749,299			749,299

				Industrial Conglomerates -- 1.7%
31,245	833,929	113,815	3,037,722	General Electric Co.	145,060	3,871,651

				Insurance -- 2.8%
6,210	389,988	7,820	491,096	Aflac, Inc.	14,030	881,084
-	-	6,390	291,320	Allstate Corp. (The)	6,390	291,320
-	-	3,500	92,610	American International Group, Inc.	3,500	92,610
-	-	9,770	291,244	Axis Capital Holdings Ltd., (Bermuda)	9,770	291,244
-	-	15	60,180	Berkshire Hathaway, Inc., Class B (a)	15	60,180
-	-	13,410	238,832	Genworth Financial, Inc., Class A	13,410	238,832
5,645	364,497	4,390	283,462	Hartford Financial Services Group, Inc.	10,035	647,959
-	-	4,880	221,162	Lincoln National Corp.	4,880	221,162
-	-	31,260	1,649,590	MetLife, Inc.	31,260	1,649,590
4,640	194,741	9,090	381,507	Principal Financial Group, Inc.	13,730	576,248
-	-	1,000	59,740	Prudential Financial, Inc.	1,000	59,740
-	-	23,928	1,068,864	RenaissanceRe Holdings Ltd., (Bermuda)	23,928	1,068,864
-	-	3,300	143,220	Travelers Cos., Inc. (The)	3,300	143,220
	949,226		5,272,827			6,222,053

				Internet Software & Services -- 1.2%
1,110	584,326	2,601	1,369,218	Google, Inc., Class A (a)	3,711	1,953,544
9,710	200,609	20,110	415,473	Yahoo!, Inc. (a)	29,820	616,082
	784,935		1,784,691			2,569,626

				IT Services -- 0.2%
-	-	4,900	73,108	Genpact Ltd., (Bermuda) (a) (c)	4,900	73,108
-	-	1,600	69,536	Infosys Technologies Ltd. ADR, (India)	1,600	69,536
-	-	7,440	232,723	Paychex, Inc.	7,440	232,723
	-		375,367			375,367

				Machinery -- 2.0%
5,530	408,225	15,870	1,171,524	Caterpillar, Inc.	21,400	1,579,749
10,170	786,141	22,450	1,735,385	Danaher Corp.	32,620	2,521,526
-	-	1,400	100,982	Deere & Co.	1,400	100,982
-	-	7,970	333,385	PACCAR, Inc.	7,970	333,385
	1,194,366		3,341,276			4,535,642

				Media -- 3.7%
36,590	550,314	187,920	2,826,317	News Corp., Class A	224,510	3,376,631
24,720	365,856	132,030	1,954,044	Time Warner, Inc.	156,750	2,319,900
17,500	546,000	65,860	2,054,832	Walt Disney Co. (The)	83,360	2,600,832
	1,462,170		6,835,193			8,297,363

				Metals & Mining -- 1.2%
-	-	2,100	74,802	Alcoa, Inc.	2,100	74,802
3,190	373,836	6,100	714,859	Freeport-McMoRan Copper & Gold, Inc.	9,290	1,088,695
-	-	7,490	1,384,002	United States Steel Corp.	7,490	1,384,002
	373,836		2,173,663			2,547,499

				Multiline Retail -- 0.6%
		16,380	326,617	Family Dollar Stores, Inc.	16,380	326,617
6,190	247,848	16,630	665,865	Kohl’s Corp. (a)	22,820	913,713
	247,848		992,482			1,240,330

				Multi-Utilities -- 0.7%
21,180	315,582	76,260	1,136,274	CMS Energy Corp.	97,440	1,451,856

				Oil, Gas & Consumable Fuels -- 12.1%
-	-	8,580	642,127	Anadarko Petroleum Corp.	8,580	642,127
4,700	653,300	11,390	1,583,210	Apache Corp.	16,090	2,236,510
-	-	34,400	3,410,072	Chevron Corp.	34,400	3,410,072
-	-	19,360	1,827,391	ConocoPhillips	19,360	1,827,391
5,190	623,630	4,140	497,462	Devon Energy Corp.	9,330	1,121,092
25,150	2,216,470	82,379	7,260,061	Exxon Mobil Corp.	107,529	9,476,531
5,860	303,958	13,940	723,068	Marathon Oil Corp.	19,800	1,027,026
7,060	634,412	34,890	3,135,215	Occidental Petroleum Corp.	41,950	3,769,627
-	-	2,050	201,310	Ultra Petroleum Corp. (a)	2,050	201,310
8,720	597,407	36,645	2,510,549	XTO Energy, Inc.	45,365	3,107,956
	5,029,177		21,790,465			26,819,642

				Pharmaceuticals -- 6.5%
14,650	776,011	59,470	3,150,126	Abbott Laboratories	74,120	3,926,137
7,200	147,816	88,830	1,823,680	Bristol-Myers Squibb Co.	96,030	1,971,496
24,550	925,289	122,390	4,612,879	Merck & Co., Inc.	146,940	5,538,168
-	-	15,340	267,990	Pfizer, Inc.	15,340	267,990
28,550	562,149	111,370	2,192,875	Schering-Plough Corp.	139,920	2,755,024
	2,411,265		12,047,550			14,458,815

				Real Estate Investment Trusts (REITs) -- 0.3%
-	-	700	68,138	Alexandria Real Estate Equities, Inc. (c)	700	68,138
-	-	14,612	497,685	Apartment Investment & Management Co., Class A	14,612	497,685
	-		565,823			565,823

				Road & Rail -- 2.5%
18,420	1,154,381	70,630	4,426,382	Norfolk Southern Corp.	89,050	5,580,763

				Semiconductors & Semiconductor Equipment -- 2.1%
-	-	35,960	744,372	Altera Corp.	35,960	744,372
-	-	8,750	167,038	Applied Materials, Inc.	8,750	167,038
-	-	8,150	222,413	Broadcom Corp., Class A (a)	8,150	222,413
-	-	17,390	707,947	KLA-Tencor Corp.	17,390	707,947
-	-	18,610	524,058	Texas Instruments, Inc.	18,610	524,058
23,360	589,840	64,830	1,636,957	Xilinx, Inc.	88,190	2,226,797
	589,840		4,002,785			4,592,625

				Software -- 3.2%
38,130	1,048,956	157,885	4,343,416	Microsoft Corp.	196,015	5,392,372
13,355	280,455	59,210	1,243,410	Oracle Corp. (a)	72,565	1,523,865
-	-	2,600	135,486	SAP AG ADR, (Germany) (c)	2,600	135,486
	1,329,411		5,722,312			7,051,723

				Specialty Retail -- 0.8%
8,560	332,385	7,840	304,427	Advance Auto Parts, Inc.	16,400	636,812
-	-	8,460	150,081	Dick’s Sporting Goods, Inc. (a)	8,460	150,081
-	-	45,480	1,080,150	Staples, Inc.	45,480	1,080,150
	332,385		1,534,658			1,867,043

				Textiles, Apparel & Luxury Goods -- 0.7%
6,810	405,944	7,440	443,499	Nike, Inc., Class B	14,250	849,443
-	-	9,090	647,026	V.F. Corp.	9,090	647,026
	405,944		1,090,525			1,496,469

				Thrifts & Mortgage Finance -- 0.3%
6,800	132,668	14,570	284,261	Fannie Mae	21,370	416,929
-	-	16,290	267,156	Freddie Mac	16,290	267,156
	132,668		551,417			684,085

				Tobacco -- 1.3%
-	-	41,078	844,564	Altria Group, Inc.	41,078	844,564
10,290	508,223	31,488	1,555,192	Philip Morris International, Inc.	41,778	2,063,415
	508,223		2,399,756			2,907,979

				Wireless Telecommunication Services -- 0.1%
		22,010	209,095	Sprint Nextel Corp.	22,010	209,095

				Total Common Stocks
	39,017,226		179,797,074	(Cost $37,596,046, $192,229,243 and $229,825,289, respectively)		218,814,300

				Short-Term Investments -- 1.3%
				Investment Company -- 1.2%
-		2,515,556		JPMorgan Liquid Assets Money Market Fund,	2,515,556
	-		2,515,556	Institutional Class (b) (m)		2,515,556
114,133		-		JPMorgan Prime Money Market Fund,
	114,133		-	Institutional Class (b) (m)	114,133	114,133
	114,133		2,515,556	(Cost $114,133, $2,515,556 and $2,629,689, respectively)		2,629,689

Principal		Principal			Principal
Amount ($)		Amount ($)			Amount ($)
				U.S. Treasury Obligation -- 0.1%
-		180,000		U.S. Treasury Note, 4.88%, 06/30/09 (k)	180,000
	-		184,401	(Cost $0, $184,328 and $184,328, respectively)		184,401

				Total Short-Term Investments
	114,133		2,699,957	(Cost $114,133, $2,699,884 and $2,814,017, respectively)		2,814,090

				Investments of Cash Collateral for Securities on Loan -- 0.3%
				Repurchase Agreements -- 0.3%
-		125,000		Banc of America Securities LLC, 2.45%, dated	125,000
	-			06/30/08, due 07/01/08, repurchase price
-				$125,009, collateralized by U.S. Government
	-		125,000	Agency Mortgages		125,000
-		116,220		Barclays Capital, Inc., 2.70%, dated 06/30/08,	116,220
	-			due 07/01/08, repurchase price $116,229,
-				collateralized by U.S. Government Agency
	-		116,220	Mortgages		116,220
-		125,000		Citigroup Global Markets, Inc., 2.51%, dated	125,000
	-			06/30/08, due 07/01/08, repurchase price
-				$125,009, collateralized by U.S. Government
	-		125,000	Agency Mortgages		125,000
-		125,000		Deutsche Bank Securities, Inc., 2.80%, dated	125,000
	-			06/30/08, due 07/01/08, repurchase price
-				$125,010, collateralized by U.S. Government
	-		125,000	Agency Mortgages		125,000
-		125,000		Merrill Lynch Securities, 2.10%, dated	125,000
	-			06/30/08, due 07/01/08, repurchase
-				price $125,007, collateralized by
	-		125,000	U.S. Government Agency Mortgages		125,000

				Total Investments of Cash Collateral for Securities on Loan
	-		616,220	Cost ($0, $616,220 and $616,220, respectively)		616,220

				Total Investments -- 100.2%
	39,131,359		183,113,251	(Cost $37,710,179, $195,545,347 and $233,255,526, respectively)		222,244,610
	1,362		(331,682)	Liabilities in Excess of Other Assets -- (0.2)%		(330,320)
	$ 39,132,721		$ 182,781,569	NET ASSETS -- 100.0%		$ 221,914,290

				Percentages indicated are based on net assets.

Futures Contracts

JPMorgan Insurance Trust Diversified Equity Portfolio
Number of Contracts	Expiration Date	Description	Notional Value at 06/30/08	Unrealized Appreciation (Depreciation)
Long Futures Outstanding
3	September, 2008	S&P 500 Index	$ 960,825	$ (35,162)

Combined Pro Forma
Number of Contracts	Expiration Date	Description	Notional Value at 06/30/08	Unrealized Appreciation (Depreciation)
Long Futures Outstanding
3	September, 2008	S&P 500 Index	$ 960,825	$ (35,162)

Abbreviations and Definitions:
	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc. or J.P. Morgan Investment Management Inc.
	(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
	(g)	Amount rounds to less than 0.1%.
	(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements, and forward currency contracts.

JPMorgan U.S. Large Cap Core Equity Portfolio/JPMorgan Insurance Trust Diversified Equity Portfolio
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2008 (Unaudited)
	Acquired Portfolio		Acquiring Portfolio
	JPMorgan U.S. Large Cap Core Equity Portfolio		JPMorgan Insurance Trust Diversified Equity Portfolio	Pro Forma Adjustments		Pro Forma Combined
Assets
Investments in non-affiliates, at value	$39,017,226		$180,597,695	$—		$219,614,921
Investments in affiliates, at value	114,133		2,515,556	—		2,629,689
Total investment securities, at value	39,131,359		183,113,251	—		222,244,610
Cash	245		198,510	—		198,755
Receivables:
Investment securities sold	291,255		2,381,319	—		2,672,574
Portfolio shares sold	22,677		9,484	—		32,161
Interest and dividends	51,192		266,256	—		317,448
Variation margin on futures contracts	—		825	—		825
Total assets	39,496,728		185,969,645	—		225,466,373

Liabilities
Payables:
Investment securities purchased	286,143		2,307,111	—		2,593,254
Collateral for securities lending program	—		616,220	—		616,220
Portfolio shares redeemed	3,982		135,500	—		139,482
Accrued liabilities:
Investment advisory fees	11,816		87,189	(68,000)	(a)	99,005
Administration fees	6,087		14,946	—		21,033
Distribution fees	—		4	—		4
Custodian and accounting fees	6,275		6,640	—		12,915
Trustees and Chief Compliance Officer's fees	—		855	—		855
Other	49,704		19,611	68,000	(a)	137,315
Total liabilities	364,007		3,188,076	—		3,552,083
Net Assets	$39,132,721		$182,781,569	$—		$221,914,290

Net Assets:
Paid in capital	$47,321,231		$204,835,429	$—		252,156,660
Accumulated undistributed (overdistributed)
net investment income	227,783		1,591,032	—		1,818,815
Accumulated net realized gain (loss) on
investments and futures	(9,837,473)		(11,177,634)	—		(21,015,107)
Net unrealized appreciation (depreciation) of
investments and futures	1,421,180		(12,467,258)	—		(11,046,078)
Total Net Assets	$39,132,721		$182,781,569	$—		$221,914,290

Class 1 Shares	$39,132,721		$182,765,201	$—		221,897,922	(b)
Class 2 Shares	—		16,368	—		16,368	(b)
Total Net Assets	$39,132,721		$182,781,569	$—		$221,914,290

Outstanding units of beneficial interest
(shares) (unlimited amount authorized,
no par value)
Class 1	2,805,141	*	12,474,401	(133,966	)(c)	15,145,576
Class 2	—		1,119	—		1,119

Net asset value per share
Class 1	$13.95	*	$14.65			$14.65
Class 2			$14.63			$14.63

Cost of investments in non-affiliates	$37,596,046		$193,029,791	$—		$230,625,837
Cost of investments in affiliates	114,133		2,515,556	—		2,629,689

(a)	Each Portfolio’s adviser or administrator will waive their fees and/or reimburse the Portfolios in an amount sufficient to offset the costs incurred by each Portfolio relating to the Reorganization, which include any costs associated with the solicitation of voting instructions.
(b)	Reflects total combined net assets due to the merger.
(c)	Reflects the adjustment to the number of shares outstanding due to the merger.
*	The shares of JPMorgan U.S. Large Cap Core Equity Portfolio do not have a class designation. The share amount shown represent all outstanding shares of the Portfolio.

JPMorgan U.S. Large Cap Core Equity Portfolio/JPMorgan Insurance Trust Diversified Equity Portfolio
Pro Forma Combined Statements of Operations
For the twelve months ended June 30, 2008 (unaudited)

	JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio	Pro Forma Adjustments	Pro Forma Combined
INVESTMENT INCOME:
Interest and dividend income	$877,057	$5,269,579	—	$6,146,636
Total investment income	877,057	5,269,579	6,146,636
Expenses
Investment advisory fees	160,189	1,494,094	88,052	1,742,335	(a)
Administration fees	75,421	270,569	(29,202)	316,788	(a)
Custodian and accounting fees	24,428	44,743	(20,000)	49,171	(b)
Interest expense	86	11,436	—	11,522
Distribution fees	—	44	—	44
Professional fees	59,171	46,405	(59,171)	46,405	(b)
Printing and mailing costs	34,934	42,790	(10,939)	66,785	(b)
Trustees' and Chief Compliance Officer's fees	6,012	3,292	(6,012)	3,292	(b)
Transfer agent fees	18,703	21,617	—	40,320
Other	10,231	23,616	—	33,847
Total expenses	389,175	1,958,606	(37,272)	2,310,509
Less earnings credits	(59)	(280)	—	(339)
Net expenses	389,116	1,958,326	(37,272)	2,310,170
Net investment income (loss)	487,941	3,311,253	37,272	3,836,466

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:
Investments	3,424,850	(1,932,357)	—	1,492,493
Futures	—	68,328	—	68,328
Net realized gain (loss)	3,424,850	(1,864,029)	—	1,560,821

Change in net unrealized appreciation (depreciation) of:
Investments	(10,739,203)	(24,710,921)	—	(35,450,124)
Futures	—	76,554	—	76,554
Securities sold short	—	(14,719)	—	(14,719)
Change in net unrealized appreciation (depreciation)	(10,739,203)	(24,649,086)	—	(35,388,289)

Net realized/unrealized gains (losses)	(7,314,353)	(26,513,115)	—	(33,827,468)
Change in net assets resulting from operations	$(6,826,412)	$(23,201,862)	$37,272	$(29,991,002)

(a)	Based on the contract in effect for the surviving portfolio.
(b)	Decrease due to elimination of duplicate expenses achieved by merging the portfolios.

JPMorgan U.S Large Cap Core Equity Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2008

1. Basis of Combination

        The accompanying unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations (“Pro Forma statements”) for the twelve months ended June 30, 2008, reflect the accounts of J.P.Morgan U.S. Large Cap Core Equity Portfolio, a series of J.P. Morgan Series Trust II (“U.S. Large Cap Core Equity Portfolio”), and JPMorgan Insurance Trust Diversified Equity Portfolio, a series of JPMorgan Insurance Trust (“Diversified Equity Portfolio”), each a “Portfolio”. Following the combination, Diversified Equity Portfolio will be the accounting survivor.

        Under the terms of Agreement and Plan of Reorganization, the exchange of assets of U.S. Large Cap Core Equity Portfolio for shares of Diversified Equity Portfolio will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an as-if pooling of interests. The combination will be accomplished by an acquisition of the net assets of U.S. Large Cap Core Equity Portfolio in exchange for Class 1 shares of Diversified Equity Portfolio at net asset value. The Pro Forma statements have been prepared as though the combination had been effective on June 30, 2008. The unaudited Pro Forma Statement of Operations reflects the results of the Portfolios for the twelve months ended June 30, 2008, as if the reorganization occurred on July 1, 2007. These Pro Forma statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of Diversified Equity Portfolio will not be restated. The fiscal year end is December 31 for the U.S. Large Cap Core Equity Portfolio and Diversified Equity Portfolio.

        The Pro Forma combined statements should be read in conjunction with the historical financial statements of each Portfolio, which have been incorporated by reference from their respective Statement of Additional Information.

2. Summary of Significant Accounting Policies

        The following is a summary of significant accounting policies which are consistently followed by U.S. Large Cap Core Equity Portfolio and Diversified Equity Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

A.  Security Valuation — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated

JPMorgan U.S Large Cap Core Equity Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2008

values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Portfolio applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset value.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

        The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolios’ assets and liabilities carried at fair value:

U.S. Large Cap Core Equity Portfolio

Valuation Inputs	Investment In Securities	Other Financial Instruments*
Level 1	$39,131,359	$—
Level 2	—	—
Level 3	—	—
Total	$39,131,359	$—

* Other financial instruments include futures, forwards and swap contracts.

Diversified Equity Portfolio

Valuation Inputs	Investment In Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$182,734,564	$—	$(35,162)
Level 2	378,687	—	—
Level 3	—	—	—
Total	$183,113,251	$—	$(35,162)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan U.S Large Cap Core Equity Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio
Notes to Pro Forma Financial Statements (unaudited)
June 30, 2008

Combined Portfolio

Valuation Inputs	Investment In Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$221,865,923	$—	$(35,162)
Level 2	378,687	—	—
Level 3	—	—	—
Total	$222,244,610	$—	$(35,162)

* Other financial instruments include futures, forwards and swap contracts.

B.  Shares of Beneficial Interest — The Po Forma Class 1 shares net asset value per share assumes the issuance of 2,671,175 Class 1 shares of Diversified Equity Portfolio in exchange for 2,805,141 shares of by U.S. Large Cap Core Equity Portfolio.

C.  Federal Income Taxes — EachPortfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Diversified Equity Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Amended and Restated Declaration of Trust.

SECTION 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

SECTION 5.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

SECTION 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) Every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claims, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof.

(ii) The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitations, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(ii) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust;

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b)(i) or (b)(ii) resulting in payment by a Trustee or officer, unless there has been either a

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determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he or she did not engage in such conduct:

(A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(B) by written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of any undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 5.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 5.3, a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth in this Section 5.3, in the discretion of the Board.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	Seventh Amended and Restated Declaration of Trust, effective November 13, 2008. Filed herewith.

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(2)	Amended and Restated By-Laws of JPMorgan Insurance Trust, dated January 16, 2007. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(3)	Not Applicable

(4)(a)	Form of Agreement and Plan of Reorganization between JPMorgan Insurance Trust and J.P. Morgan Series Trust II. Filed herewith.

(4)(b)	Form of Agreement and Plan of Reorganization by JPMorgan Insurance Trust on behalf of JPMorgan Insurance Trust Core Bond Portfolio and JPMorgan Insurance Trust Government Bond Portfolio. Filed herewith.

(5)	Rights of Shareholders.

THE FOLLOWING PORTIONS OF REGISTRANT’S AMENDED AND RESTATED DECLARATION OF TRUST FILED HEREWITH DEFINE THE RIGHTS OF SHAREHOLDERS:

SECTION 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

SECTION 6.1. Beneficial Interest. The interest of the beneficiaries hereunder shall be divided into transferable shares of beneficial interest, without par value, of one or more series, pursuant to Section 6.9. The Trustees may divide each series into one or more Classes. The number of shares of beneficial interest authorized hereunder is unlimited. All Shares issued hereunder including, without limitation, Shares issued in connection with a dividend in Shares or a split of Shares, shall be fully paid and non-assessable.

Without limiting the authority of the Trustees set forth in Section 6.9 to establish and designate any further series or Class or to classify or reclassify all or any part of the issued Shares of any series or Class to make them part of an existing or newly created series or Class or to amend rights and preferences of new or existing series or Class, including the following as set forth in the table below, all without Shareholder approval, there are hereby established and designated, subject to the provisions and rights of this Declaration:

Series Name	Classes
JPMorgan Insurance Trust Balanced Portfolio	Class 1
JPMorgan Insurance Trust Core Bond Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Equity Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	Class 1
JPMorgan Insurance Trust Equity Index Portfolio	Class 1
JPMorgan Insurance Trust Government Bond Portfolio	Class 1
JPMorgan Insurance Trust International Equity Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 1, Class 2
JPMorgan Insurance Trust Small Cap Equity Portfolio	Class 1, Class 2

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SECTION 6.2. Rights of Shareholders. The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust, nor can they be called upon to assume any losses of the Trust or suffer an assessment of any kind by virtue of their ownership of Shares. The Shares shall be personal property giving only the rights in the Declaration specifically set forth. The Shares shall not entitle the holder to preference, pre-emptive, appraisal, conversion or exchange rights, except as the Trustees may determine with respect to any series of Shares.

SECTION 6.3. Trust Only. It is the intention of the Trustees to create only the relationship of Trustee and beneficiary between the Trustees and each Shareholder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment or any form of legal relationship other than a Trust. Nothing in the Declaration shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

SECTION 6.4. Issuance or Shares. The Trustees, in their discretion, may, from time to time without vote of Shareholders, issue Shares, in addition to the then issued and outstanding Shares and Shares held in the treasury to such party or parties and for such amount and type of consideration, including cash or property, at such time or times (including, without limitation, each business day in accordance with the determination of net asset value per Share as set forth in Section 8.3 hereof), and on such terms as the Trustees may deem best, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole shares and/or 1/1,000ths of a Share or integral multiples thereof.

SECTION 6.5. Register of Shares; Share Certificates. A register will be kept at the principal office of the Trust or at an office of the Transfer Agent which shall contain the names and addresses of the Shareholders and the number of Shares held by them respectively and a record of all transfers thereof. Such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or distribution, nor to have notice given to him or her as herein or in the Bylaws provided, until he or she has given his or her address to the Transfer Agent or such other officer or agent of the Trustees as shall keep the said register for entry thereon. It is not contemplated that certificates will be issued for the Shares; however, the Trustees, in their discretion, may authorize the issuance of Share certificates and promulgate appropriate rules and regulations as to their use.

SECTION 6.6. Transfer of Shares. Shares shall be transferable on the records of the Trust only by the recordholder thereof or by his or her agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer, together with such evidence of the genuineness of each such election and authorization and of other matters as may reasonably be required. Upon such delivery, the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

Any person becoming entitled to any Shares in consequence of the death, bankruptcy, or incompetence of any Shareholder, or otherwise by operation of law, shall be recorded on the register of Shares as the holder of such Shares upon production of the proper evidence thereof to the Trustees or the Transfer Agent, but until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by notice of the proposed transfer.

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SECTION 6.7. Notices. Any and all notices to which any Shareholder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to any Shareholder of record at his or her last known address as recorded on the register of the Trust.

SECTION 6.8. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Section 2.2 hereof or as required by Section 16(a) of the 1940 Act; (ii) with respect to any investment advisory or management contract as provided in Section 4.1; (iii) with respect to termination of the Trust as provided in Section 9.2; (iv) with respect to any amendment of the Declaration to the extent and as provided in Section 9.3.; (v) with respect to any merger, consolidation or sale of assets as provided in Section 9.4; (vi) with respect to incorporation of the Trust to the extent and as provided in Section 9.5.; (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (viii) with respect to such additional matters relating to the Trust as may be required by the Declaration, the Bylaws, the 1940 Act or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to proportionate fractional vote, except that Shares held in the treasury of the Trust shall not be voted and that the Trustees may, in conjunction with the establishment of any series of Shares, establish conditions under which the several series shall have separate voting rights or no voting rights. There shall be no cumulative voting in the election of Trustees. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration or the Bylaws to be taken by Shareholders. The Bylaws may include further provisions for Shareholders’ votes and meetings and related matters.

SECTION 6.9. Series or Class Designation. The Trustees, in their discretion, may authorize the division of Shares into series or multiple Classes of the authorized series, and the different series shall be established and designated, and the variations in the relative rights and preferences as between the different series or Classes shall be fixed and determined by the Trustees, provided that all Shares shall be identical, except that there may be variations so fixed and determined between different series or Classes as to investment objective, purchase price, right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and on liquidation, conversion rights, and conditions under which the several series or Classes shall have separate voting rights. All references to Shares in the Declaration shall be deemed to be shares of any or all series or Class as the context may require.

If the Trustees shall divide the shares of the Trust into two or more series or Classes, the following provisions shall be applicable:

(a) The number of authorized shares and the number of shares of each series or Class that may be issued shall be unlimited. The Trustees may classify or reclassify any unissued shares or any shares previously issued and reacquired of any series or Class into one or more series or Class that may be established and designated from time to time. The Trustees may hold as treasury shares (of the same or some other series or Class), reissue for such consideration and on such terms as they may determine, or cancel any shares of any series reacquired by the Trust at their discretion from time to time.

(b) The power of the Trustees to invest and reinvest the Trust Property shall be governed by Section 3.2 of this Declaration with respect to the 12 existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series and the power of the Trustees to invest and reinvest assets applicable to any such additional series shall be as set forth in the instrument of the Trustees establishing such series, which is hereinafter described.

(c) All consideration received by the Trust for the issue or sale of shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series established and

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designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Each such allocation by the Trustees shall be conclusive and binding upon the shareholders of all series for all purposes.

(d) The assets belonging to each particular series shall be charged with the liabilities of the Trust in respect of that series and all expenses, costs, charges and reserves attributable to that series, except that all expenses, costs, charges and reserves attributable solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series or Class shall be allocated and charged by the Trustees to and among any one or more of the series established and designated from time to time in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all series and Classes for all purposes. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the shareholders.

(e) All the Shares of each particular series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such series), and each Share of any particular series shall be equal to each other Share of that series. With respect to any Class of a series, each such Class shall represent interests in the assets of that series and have the same voting, dividend, liquidation and other rights and terms and conditions as each other Class of that series, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

(f) The power of Trustees to pay dividends and make distributions shall be governed by Section 8.2 of this Declaration with respect to the 12 existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series. With respect to any other series or Class, dividends and distributions on shares of a particular series or Class may be paid with such frequency as the Trustees may determine, which may be daily or otherwise, pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of shares of that series or Class, from such of the income and capital gains, accrued or realized, from the assets belonging to that series, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that series or Class. All dividends and distributions on shares of a particular series shall be distributed pro rata to the holders of that series in proportion to the number of shares of that series or Class held by all such holders at the date and time of record established for the payment of such dividends or distributions.

The dividends and distributions of investment income and capital gains with respect to Shares of a Class of a series shall be in such amount as may be declared from time to time by the Trustees, and such dividends and distributions may vary between the Classes to reflect differing allocations of the expenses of the Trust between the Classes to such extent and for such purposes as the Trustees may deem appropriate.

The establishment and designation of any additional series or Class of shares shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such series, or as otherwise provided in such instrument. At any time that there are no shares outstanding of any particular series previously established and designated, the Trustees may, by an instrument executed by a majority of their number, abolish that series and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

SECTION 7.1. Redemptions. In case any Shareholder at any time desires to dispose of his or her Shares, he or she may deposit his or her certificate or certificates therefore, duly endorsed in blank or accompanied by an instrument of transfer executed in blank, or if the Shareholder has no certificates, a written request or other such form of request as the Trustees may from time to time authorized, at the office of the Transfer Agent or at the office of any bank or trust company, either in or outside of Massachusetts, which is a member of the Federal Reserve System and which the said Transfer Agent has designated in writing for that purpose, together with an irrevocable offer in writing in a form acceptable to the Trustees to

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sell the Shares represented thereby to the Trust at the net asset value thereof per Share, determined as provided in Section 8.1 thereof, next after such deposit. Payment for said Shares shall be made to the Shareholder within seven (7) days after the date on which the deposit is made, unless: (i) the date of payment is postponed pursuant to Section 7.2 hereof, or (ii) the receipt, or verification of receipt, of the purchase price for the Shares to be redeemed is delayed, in either of which event payment may be delayed beyond seven (7) days.

SECTION 7.2. Suspension of Right of Redemption. The Trust may declare a suspension of the right of redemption or postpone the date of payment or redemption for the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing; (ii) during which trading on the New York Stock Exchange is restricted; (iii) during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iv) during any other period when the Commission may for the protection of security holders of the Trust by order permit suspension of the right of redemption or postponement of the date of payment or redemption; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (ii), (iii), or (iv) exist. Such suspension shall take effect at such time as the Trust shall specify, but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption until the Trust shall declare the suspension at an end, except that the suspension shall terminate in any event on the first day on which said stock exchange shall have reopened or the period specified in (ii) or (iii) shall have expired (as to which, in the absence of an official ruling by the Commission, the determination of the Trust shall be conclusive). In the case of a suspension of the right of redemption, a Shareholder may either withdraw his or her request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

SECTION 7.3. Redemption of Shares; Disclosure of Holding. If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares or other securities of the Trust has or may become concentrated in any Person to an extent which would disqualify the Trust as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption by any such Person of a number, or principal amount, of Shares or other securities of the Trust sufficient to maintain or bring the direct or indirect ownership of Shares or other securities of the Trust into conformity with the requirements for such qualification; and (ii) to refuse to transfer or issue Shares or other securities of the Trust to any Person whose acquisition of the Shares or other securities of the Trust in question would result in such disqualification. The redemption shall be effected at the redemption price and in the manner provided in Section 7.1.

The holders of Shares or other securities of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares or other securities of the Trust as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other authority.

SECTION 7.4. Redemptions of Accounts of Less Than $500. The Trustees shall have the power at any time to redeem Shares of any Shareholder at a redemption price determined in accordance with Section 7.1, if at such time the aggregate net asset value of the Shares in such Shareholder’s account is less than $500. A Shareholder will be notified that the value of his or her account is less than $500 and allowed thirty (30) days to make an additional investment before redemption is processed.

SECTION 8.1. Net Asset Value. For all purposes under this Declaration of Trust, the net asset value shall be determined by the Trustees as soon as possible after the close of the New York Stock Exchange on each business day upon which such Exchange is open, such net asset value to become effective one hour after such close and remain in effect until the next determination of such net asset value becomes effective; provided, however, that the Trustees may in their discretion make a more frequent determination of the net asset value which shall become effective one hour after the time as of which such net asset value is determined.

Such net asset value shall be determined in the following manner:

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(a) All securities listed on any recognized Exchange shall be appraised at the quoted closing sale prices and in the even that there was no sale of any particular security on such day the quoted closing bid price thereof shall be used, or if any such security was not quoted on such day or if the determination of the net asset value is being made as of a time other than the close of the New York Stock Exchange, then the same shall be appraised in such manner as shall be deemed by the Trustees to reflect its fair value.

All other securities and assets of the Trust, including cash, prepaid and accrued items, and dividends receivable, shall be appraised in such manner as shall be deemed by the Trustees to reflect their fair value.

(b) From the total value of the Trust Property as so determined shall be deducted the liabilities of the Trust, including reserves for taxes, and such expenses and liabilities of the Trust as may be determined by the Trustees to be accrued liabilities.

(c) The resulting amount shall represent the net asset value of the Trust Property. The net asset value of a Share of any series or Class shall be the result of the division of the net asset value of the underlying assets of that series or Class by the number of shares of that series or Class outstanding. The net asset value of the Trust Property and shares as so determined shall be final and conclusive.

SECTION 8.2. Distributions to Shareholders. The Trustees shall from time to time distribute ratably among the Shareholders such proportion of the net profits, surplus (including paid-in surplus), capital, or assets held by the Trustees as they may deem proper. Such distribution may be made in cash or property (including without limitation any type of obligations of the Trust or any assets thereof), and the Trustees may distribute ratably among the Shareholders additional Shares issuable hereunder in such manner, at such times, and on such terms as the Trustees may deem proper. Such distributions may be among the Shareholders of record at the time of declaring a distribution or among the Shareholders of record at such later date as the Trustees shall determine. The Trustees may always retain from the net profits such amount s they may deem necessary to pay the debts or expenses of the Trust or to meet obligations of the Trust, or as they may deem desirable to use in the conduct of its affairs or to retain for future requirements or extensions of the business. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

Inasmuch as the computation of net income and gains for Federal Income Tax purposes may vary from the computation thereof on the books, the above provisions shall be interpreted to give the Trustees the power in their discretion to distribute for any fiscal year as ordinary dividends and as capital gains distributions, respectively, additional amounts sufficient to enable the Trust to avoid or reduce liability for taxes.

SECTION 8.3. Determination of Net Income. The term “net income” with respect to a series or Class of Shares is hereby defined as the gross earnings of the series or Class, excluding gains on sales of securities and stock dividends received, less the expenses of the Trust allocated to the series or Class by the Trustees in such manner as they determine to be fair and equitable or otherwise chargeable to the series or Class. The expenses shall include (1) taxes attributable to the income of the Trust exclusive of gains on sales, and (2) other charges properly deductible for the maintenance and administration of the Trust; but there shall not be deducted from gross or net income any losses on securities, realized or unrealized. The Trustees shall otherwise have full discretion to determine which items shall be treated as income and which items as capital and their determination shall be binding upon the Beneficiaries.

SECTION 8.4. Power to Modify Foregoing Procedures. Notwithstanding any of the foregoing provisions of this Article VIII, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining the per Share net asset value of the Shares or net income, or the declaration and payment of dividends and distributions s they may deem necessary or desirable. Without limiting the generality of the foregoing, the Trustees may establish additional series or Classes of Shares in accordance with Section 6.9.

SECTION 9.2. Termination of Trust. (a) The Trust, or any series or Class, must be terminated:

(i) by the affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote at any meeting of Shareholders, or (ii) by an instrument in writing, without a meeting, signed

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by a majority of the Trustees and consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series or Class of Shares, or (iii) by the Trustees by written notice to the Shareholders.

Upon the termination of the Trust:

(i) The Trust shall carry on no business except for the purpose of winding up its affairs.

(ii) The Trustees shall proceed to wind up the affairs of the Trust and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration which may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and to do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all the Trust Property shall require Shareholder approval in accordance with Section 9.4 hereof.

(iii) After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements, as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly each, among the Shareholders according to their respective rights.

(iv) After termination of the Trust and distribution to the Shareholders as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination, and the Trustees shall thereupon be discharged from all further liabilities and duties hereunder, and the rights and interests of all Shareholders shall thereupon cease.

SECTION 9.3. Amendment Procedure. (a) This Declaration may be amended by a Majority Shareholder Vote or by any instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of the Shares outstanding and entitled to vote. The Trustees may also amend this Declaration without the vote or consent of Shareholders to designate series or Classes in accordance with Section 6.9 hereof, to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or if they deem it necessary to conform this Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

(b) No amendments may be made under this Section 9.3 which would change any rights with respect to any Shares of the Trust by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

(c) A certificate signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid or a copy of the Declaration, as amended, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

SECTION 9.4. Merger, Consolidation and Sale of Assets. The Trust may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property, including its goodwill, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series of Shares; provided, however, that, if such merger, consolidation, sale, lease or exchange is recommended by

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the Trustees, the vote or written consent of the holders of a majority of Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, shall be sufficient authorization; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to the statutes of the Commonwealth of Massachusetts.

SECTION 9.5. Incorporation. With the approval of the holders of a majority of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organization or entities.

ARTICLE X

Reports To Shareholders

The Trustees shall at least semi-annually submit to the Shareholders a written financial report of the transactions of the Trust, including financial statements which shall at least annually be certified by independent public accountants.

THE FOLLOWING PORTIONS OF REGISTRANT’S BYLAWS FILED HEREWITH DEFINE THE RIGHTS OF SHAREHOLDERS:

ARTICLE III

Shareholders

SECTION 1. Meetings. There is no requirement that the Trustees have annual meetings of the Shareholders. In the event the Trustees determine to have an annual meeting of the Shareholders, it shall be held at such place within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall designate. Special meetings of the Shareholders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Shareholders holding in the aggregate not less than ten percent (10%) of the outstanding Shares having voting rights, such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall authorize. The holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at any meeting of the Shareholders.

SECTION 2. Notice of Meetings. Notice of all meetings of the Shareholders, stating the time, place and purpose of the meeting, shall be given by the Trustees by mail to each Shareholder at his address as recorded on the register of the Trust, mailed at least ten (10) days and not more than sixty (60) days before the meeting. Only the business stated in the notice of the meeting shall be considered at such meeting. Any adjourned meeting may be held as adjourned without further notice. No notice need by given to any Shareholder who shall have failed to inform the Trust of his current address or if a written waiver of notice, executed before or after the meeting by the Shareholder or his attorney thereunto authorized, is filed with the records of the meeting.

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SECTION 3. Record Date for Meetings. For the purpose of determining the Shareholders who are entitled to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding thirty (30) days, as the Trustees may determine; or without closing the transfer books the Trustees may fix a date no more than ninety (90) days prior to the date of any meeting of Shareholders or distribution or other action as a record date for the determination of the persons to be treated as Shareholders of record for such purposes, except for dividend payments which shall be governed by the Declaration.

SECTION 4. Proxies. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Trustees may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote. Each full Share shall be entitled to one vote and fractional Shares shall be entitled to a vote of such fraction. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the change or management of such Share, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

SECTION 5. Quorum and Required Vote. Unless a larger quorum is expressly required by any provision of applicable 1aw, the Declaration, or these Bylaws, the presence (in person or by proxy) of a majority of the Shares entitled to vote shall constitute a quorum at a meeting of Shareholders. When any one or more series or classes of Shares is to vote as a single class separate from all other Shares, a majority of the Shares of each such series or class entitled to vote shall constitute a quorum at meeting of Shareholders of such series or class. Unless a larger vote is expressly required by any provision of applicable law, the Declaration, or these Bylaws, when a quorum is present at any meeting of Shareholders, a majority of the Shares voted (in person or by proxy) shall decide any question, including the election of any Trustee, provided that, where any provision of applicable law, the Declaration, or these Bylaws requires that the holders of any one or more series or classes of Shares shall vote as a single class separate from all other Shares, a majority of the Shares of such series or class voted on the matter, including the election of any Trustee, shall decide such matter insofar as such series or class is concerned.

SECTION 6. Adjournments. Broker non-votes, if any, will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting of Shareholders. Any business that might have been transacted at the meeting of Shareholders originally called may be transacted at any such adjourned meeting of Shareholders at which a quorum is present. Notice of adjournment of a meeting of Shareholders to another time or place does not need to be given if such time and place are announced at the meeting of Shareholders at which the adjournment is taken and the adjourned meeting of Shareholders is held within a reasonable time after the date set for the original meeting.

SECTION 7. Inspection of Records. The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation or as required by the 1940 Act.

(6)(a)	Amended and Restated Investment Advisory Agreement dated May 1, 2006 by and between JPMorgan Insurance Trust and JPMorgan Investment Advisors Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

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(6)(b)	Investment Advisory Agreement dated August 15, 2006 by and between JPMorgan Insurance Trust, on behalf of JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio and JPMorgan Insurance Trust Small Cap Equity Portfolio, and JPMorgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(7)(a)	Distribution Agreement between Registrant and JPMorgan Distribution Services effective May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(7)(b)	Amended Schedule B to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(c)	Amended Schedule C to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(d)	Amended Schedule D to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(e)	Amended Schedule E to the Distribution Agreement, amended as of March 31, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(f)	Amended Schedule F to the Distribution Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(7)(g)	Form of Fund Participation Agreement between a Company, the Trust, the Trust’s investment advisers, and the Trust administrator. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(8)	Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2002.

(9)(a)	Global Custody and Fund Accounting Agreement dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(9)(b)	Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(9)(c)	Amendment to Global Custody and Fund Accounting Agreement including Schedules C and D, dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

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(9)(d)	Amendment to Global Custody and Fund Accounting Agreement including Schedules A and C, dated as of April 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(9)(e)	Amended Schedule A to the Global Custody and Fund Accounting Agreement, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(10)(a)	Distribution Plan for JPMorgan Insurance Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).

(10)(b)	Form of Distribution Fee Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(10)(c)	Rule 18f-3 Multi-Class Plan, adopted as of May 18, 2006, for the JPMorgan Insurance Trust. Incorporated herein reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).

(10)(d)	Exhibit A to the Rule 18f-3 Multi-Class Plan, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(11)	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters. Filed herewith.

(12)	Consent of Ropes & Gray LLP regarding tax matters. To be filed by amendment.

(13)(a)(1)	Transfer Agency Agreement dated as of February 19, 2005 between Registrant and Boston Financial Data Services, Inc. (“BFDS”) Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).

(13)(a)(2)	Amendment as of January 31, 2007 to the Transfer Agency Agreement between JPMorgan Funds and BFDS dated February 18, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2007 (Accession Number 0001145443-07-000534).

(13)(a)(3)	Appendix A to the Transfer Agency Agreement (amended as of November 13, 2008). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(b)(1)	Administration Agreement between the Trust and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2006 (Accession Number 0001193125-06-042917).

(13)(b)(2)	Amendment, including amended Schedule A dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).

(13)(b)(3)	Form of Amended Schedule B to the Administration Agreement (amended as of November 13, 2008). ). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

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(13)(c)(1)	Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A filed on April 28, 2006 (Accession Number 0001193125-06-092692).

(13)(c)(2)	Amendment to Securities Lending Agreement, dated September 2, 2008, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(c)(3)	Securities Lending Agency Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(c)(4)	The Third Party Securities Lending Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. ). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(d)(1)	Form of Servicing Agreement Filed herewith.

(13)(d)(2)	Exhibit A to the Services Plan for JPMorgan Insurance Trust, amended as of November 13, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(e)(1)	Form of Fee Waiver Agreement for the Registrant's Portfolios (except JPMorgan Insurance Trust Small Cap Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio, and JPMorgan Insurance Trust International Equity Portfolio), dated May 1, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(e)(2)	Form of Fee Waiver Agreement for the Class 2 Shares of the JPMorgan Insurance Trust Small Cap Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio, and the JPMorgan Insurance International Equity Portfolio, dated May 1, 2008. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(13)(e)(3)	Form of Fee Waiver Agreement for the Class 1 Shares of JPMorgan Insurance Trust International Equity and JPMorgan Insurance Trust Small Cap Equity Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-00324)

(14)	Consent of independent registered accountant. Filed herewith.

(15)	None.

(16)(a)	Powers of Attorney for the Trustees, George C. W. Gatch and Patricia A. Maleski. Filed herewith.

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Item 17.   Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered trough the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, Ohio on the 19th day of December 2008.

JPMorgan Insurance Trust
(Registrant)

GEORGE C.W. GATCH*
George C.W. Gatch* President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Insurance Trust has been signed below by the following persons in the capacities indicated on the 19th day of December 2008.

WILLIAM J. ARMSTRONG*	WILLIAM G. MORTON, JR.*
William J. Armstrong Trustee	William G. Morton, Jr. Trustee

JOHN F. FINN*	ROBERT A. ODEN, JR.*
John F. Finn Trustee	Robert A. Oden, Jr. Trustee

DR. MATTHEW GOLDSTEIN*	FERGUS REID, III*
Dr. Matthew Goldstein Trustee	Fergus Reid, III Trustee and Chairman

ROBERT J. HIGGINS*	FREDERICK W. RUEBECK*
Robert J. Higgins Trustee	Frederick W. Ruebeck Trustee

FRANKIE D. HUGHES*	JAMES J. SCHONBACHLER*
Frankie D. Hughes Trustee	James J. Schonbachler Trustee

PETER C. MARSHALL*	LEONARD M. SPALDING, JR.*
Peter C. Marshall Trustee	Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY*
Marilyn McCoy Trustee

Principal Accounting and Financial Officer		Principal Executive Officer

By	PATRICIA A. MALESKI*	By	GEORGE C.W. GATCH*
	Patricia A. Maleski Principal Financial Officer		George C.W. Gatch* Treasurer

*By	/s/ Elizabeth A. Davin
Elizabeth A. Davin Attorney-in-Fact

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EXHIBIT INDEX

Exhibit No.	Description

(1)	Seventh Amended and Restated Declaration of Trust, effective November 13, 2008.

(4)(a)	Form of Agreement and Plan of Reorganization between JPMorgan Insurance Trust and J.P. Morgan Series Trust II

(4)(b)	Form of Agreement and Plan of Reorganization by JPMorgan Insurance Trust on behalf of JPMorgan Insurance Trust Core Bond Portfolio and JPMorgan Insurance Trust Government Bond Portfolio

(11)	Opinion and Consent of Ropes & Gray LLP

(13)(d)(1)	Form of Servicing Agreement

(14)	Consent of independent registered accountant

(16)(a)	Powers of Attorney for the Trustees, George C. W. Gatch and Patricia A. Maleski.

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